UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  August 31, 2018
Schwab U.S. REIT ETF™

                  Ticker Symbol  SCHH

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2018
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	18.32%
NAV Return[1]	18.27%
Dow Jones U.S. Select REIT IndexTM	18.30%
ETF Category: Morningstar Real Estate[2]	15.39%
Performance Details	pages 8-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
Every so often, it can be a good idea to hit the pause button and reflect on what’s going well. The U.S. economy is one place to start: earlier this year, the current expansion became the second-longest on record. This strong performance has pushed unemployment to the lowest levels in decades, boosted the prospects of American businesses and workers alike, and driven up property values and rents across the country.
Now comes the question of whether this prolonged strength could turn into too much of a good thing. Much attention of late has been focused on whether the current economic expansion is on the path to overheating, and rising inflation figures have added to those concerns. As you may be starting to evaluate inflation’s potential impact on your real estate investments and the rest of your portfolio, we believe there are several things of note to consider.
Over the years, there has been no shortage of advice about the types of assets investors should add to protect their portfolios against rising inflation. Real estate has typically been seen as an effective inflation hedge, because the value of commercial and residential property tends to rise with the overall level of prices. Real estate investment trusts (REITs) can also benefit from higher rents as inflation increases.
Recently, however, Charles Schwab Investment Management studied inflation data going back to 1982, and our findings may surprise you.1 While REITs held up relatively well across different inflationary periods, what we found is that no single asset class provides protection against inflation all the time. This is because inflation can be caused by a variety of factors, and asset prices respond to each of those scenarios differently. In the end, our researchers concluded that a thoughtful, well-diversified approach to investing is the most effective way to prepare for inflation.
Whether you’re concerned about inflation or not, diversification can be a valuable tool for potentially mitigating different types of risks that can affect your investments. Because real estate securities tend to have lower correlations with more traditional asset classes, an allocation to REITs can help smooth out returns over time. In the most recent six-month reporting period, for example, the fund’s market price return of 18.32% was greater than the returns of the S&P 500® Index, the MSCI EAFE® Index (Net), and the Bloomberg Barclays US Aggregate Bond Index.2
[1]	Gilliam, Jake, et al. Inflation Protection: The Benefits of a Diversified Asset-Class Approach. Charles Schwab Investment Management, 2018.
[2]	Over the six-month reporting period ended August 31, 2018, the S&P 500® Index returned 7.96%, the MSCI EAFE® Index (Net) returned -2.55%, and the Bloomberg Barclays US Aggregate Bond Index returned 1.15%.
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Schwab U.S. REIT ETF
From the CEO (continued)

“ No one knows how long the current market environment will last, and that’s why we offer a diverse selection of products that can help you weather the market’s ups and downs and achieve your financial goals.”
The Schwab U.S. REIT ETF is just one example of how we’re focused on helping investors build better portfolios. No one knows how long the current market environment will last, and that’s why we offer a diverse selection of products that can help you weather the market’s ups and downs and achieve your financial goals. A portfolio you can feel confident in, no matter what the market does, is a great thing to have.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Past performance cannot guarantee future results.
Diversification cannot ensure a profit or eliminate the risk of investment losses.
Management views may have changed since the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment

Over the six-month reporting period ended August 31, 2018, U.S. REITs produced strong positive returns. U.S. REITs outpaced broader U.S. equity markets, with all REIT sectors posting positive results. The U.S. economy continued its slow but steady recovery and overall real estate fundamentals remained resilient, driven by a strong job market, continuing strong housing demand, and low mortgage rates—although rates continued to creep up during the reporting period. In this environment, the Dow Jones U.S. Select REIT IndexTM returned 18.30% for the six-month reporting period. In comparison, the FTSE EPRA/NAREIT Global Index (Net)*, representing general trends in eligible real estate securities worldwide, returned 7.02%. The overall U.S. stock market, as measured by the S&P 500® Index, returned 7.96% for the reporting period.
During the reporting period, the Federal Reserve (Fed) continued making progress toward a more normalized monetary policy environment, raising its target federal funds rate by 0.25% at meetings in March and in June. In August, the Fed held rates steady but signaled the likelihood of two additional rate hikes before year-end, and short-term interest rates ended the reporting period in a target range of 1.75% to 2.00%. The Fed also began to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds; as of the end of the reporting period, the Fed’s balance sheet stood at $4.2 trillion, down from $4.5 trillion when the program was announced in June 2017. Although dividend-paying investments (including REITs) are subject to interest-rate risk and can lose ground in a rising rate environment, continued strength in U.S. economic fundamentals provided a tailwind to these securities over the reporting period.
Over the reporting period, the U.S. economy continued to chug along as it entered its 10th year of expansion. Stable economic growth, low unemployment, and still relatively low short-term interest rates combined to support the overall U.S. real estate market, along with tax cuts and strong corporate profits. Nonfarm payrolls were steady and U.S. gross domestic product (GDP) grew at an annual rate of 4.2% in the second quarter, while consumer confidence remained high. A positive consumer outlook continued in the residential housing market over most of the reporting period, with the Fannie Mae Home Purchase Sentiment Index® hitting all-time highs in April and May before declining modestly over the subsequent two months.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF
The Investment Environment (continued)

After a lackluster beginning to 2018, the U.S. REIT industry rebounded in March and continued its positive trend through period-end, outpacing the performance of the broader equity market, although the pace of growth slowed in the last two months of the reporting period. Health Care REITs were particularly strong, returning nearly 30% for the reporting period, fueled by high demand for medical office buildings, an aging population and healthcare job growth. Hotel and Resort REITs were also strong, benefitting from continuing economic optimism that supported both business and leisure travel. Even the weakest sectors among U.S. REITs, Office and Industrial, posted gains of more than 12% and 15%, respectively, thanks to ongoing strong demand, particularly from e-commerce companies, and a healthy manufacturing environment.
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Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	18.32%	7.85%	10.38%	10.03%
NAV Return[2]	18.27%	7.80%	10.32%	10.02%
Dow Jones U.S. Select REIT IndexTM	18.30%	7.80%	10.44%	10.15%
ETF Category: Morningstar Real Estate[3]	15.39%	5.75%	9.81%	N/A
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT IndexTM is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	101
Weighted Average Market Cap (millions)	$18,321
Price/Earnings Ratio (P/E)	35.3
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	4% [2,3]
Industry Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2018 and held through August 31, 2018.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/18	Ending Account Value (Net of Expenses) at 8/31/18	Expenses Paid During Period 3/1/18-8/31/18[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$1,182.70	$0.39
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	3/1/13– 2/28/14
Per-Share Data
Net asset value at beginning of period	$37.08	$42.08	$37.71	$40.04	$33.06	$31.96
Income (loss) from investment operations:
Net investment income (loss)	0.83 [1]	1.20 [1]	1.04 [1]	1.03 [1]	0.92	0.80
Net realized and unrealized gains (losses)	5.89	(5.28)	4.48	(2.38)	6.91	1.08
Total from investment operations	6.72	(4.08)	5.52	(1.35)	7.83	1.88
Less distributions:
Distributions from net investment income	(0.57)	(0.92)	(1.15)	(0.98)	(0.85)	(0.78)
Net asset value at end of period	$43.23	$37.08	$42.08	$37.71	$40.04	$33.06
Total return	18.27% [2]	(9.91%)	14.74%	(3.41%)	24.04%	6.08%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	4.02% [3]	2.93%	2.50%	2.70%	2.56%	2.52%
Portfolio turnover rate[4]	4% [2]	8%	14%	12%	15%	11%
Net assets, end of period (x 1,000)	$4,837,331	$3,691,377	$3,037,968	$1,823,208	$1,269,306	$790,052

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 2.9%
American Assets Trust, Inc.	296,182	11,699,189
Forest City Realty Trust, Inc., Class A	1,902,704	47,853,006
Liberty Property Trust	1,052,457	46,044,994
PS Business Parks, Inc.	142,047	18,527,190
Washington Real Estate Investment Trust	560,166	17,678,839
		141,803,218

Health Care REITs 10.3%
HCP, Inc.	3,345,395	90,426,027
Healthcare Realty Trust, Inc.	891,277	27,593,936
LTC Properties, Inc.	282,518	13,122,961
Senior Housing Properties Trust	1,691,066	32,316,272
Universal Health Realty Income Trust	90,053	6,866,541
Ventas, Inc.	2,537,283	151,907,133
Welltower, Inc.	2,648,869	176,706,051
		498,938,921

Hotel & Resort REITs 9.0%
Apple Hospitality REIT, Inc.	1,541,267	27,203,362
Ashford Hospitality Trust, Inc.	638,356	4,142,930
Braemar Hotels & Resorts, Inc.	230,973	2,667,738
Chatham Lodging Trust	325,923	6,991,048
Chesapeake Lodging Trust	430,367	14,163,378
DiamondRock Hospitality Co.	1,428,701	17,087,264
Hersha Hospitality Trust	262,628	6,198,021
Hospitality Properties Trust	1,170,975	33,946,565
Host Hotels & Resorts, Inc.	5,279,078	113,658,549
LaSalle Hotel Properties	785,789	27,589,052
Park Hotels & Resorts, Inc.	1,432,300	47,910,435
Pebblebrook Hotel Trust	491,711	18,984,962
RLJ Lodging Trust	1,247,137	27,324,772
Ryman Hospitality Properties, Inc.	364,957	32,382,635
Summit Hotel Properties, Inc.	747,016	10,256,530
Sunstone Hotel Investors, Inc.	1,606,106	26,950,459
Xenia Hotels & Resorts, Inc.	760,948	18,460,598
		435,918,298

Industrial REITs 9.3%
Duke Realty Corp.	2,542,460	72,434,685
EastGroup Properties, Inc.	248,784	24,199,220
First Industrial Realty Trust, Inc.	892,262	28,962,825
Prologis, Inc.	4,481,224	301,048,628
Rexford Industrial Realty, Inc.	648,568	21,078,460
		447,723,818

Office REITs 16.5%
Alexandria Real Estate Equities, Inc.	733,357	94,126,371
Boston Properties, Inc.	1,099,233	143,394,945
Brandywine Realty Trust	1,271,544	21,311,077
Columbia Property Trust, Inc.	844,645	20,339,052
Corporate Office Properties Trust	727,460	22,391,219
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	2,991,246	27,968,150
Douglas Emmett, Inc.	1,137,527	44,431,805
Easterly Government Properties, Inc.	429,065	8,688,566
Equity Commonwealth *	864,583	27,718,531
Franklin Street Properties Corp.	761,822	6,528,814
Highwoods Properties, Inc.	736,027	36,609,983
Hudson Pacific Properties, Inc.	1,116,070	37,767,809
JBG SMITH Properties	663,496	24,854,560
Kilroy Realty Corp.	703,898	51,483,100
Mack-Cali Realty Corp.	642,407	14,030,169
NorthStar Realty Europe Corp.	370,861	5,088,213
Paramount Group, Inc.	1,456,043	23,121,963
Piedmont Office Realty Trust, Inc., Class A	912,886	18,111,658
SL Green Realty Corp.	629,681	65,738,696
Tier REIT, Inc.	360,786	8,601,138
Vornado Realty Trust	1,232,328	94,889,256
		797,195,075

Residential REITs 21.2%
American Campus Communities, Inc.	973,468	40,817,513
American Homes 4 Rent, Class A	1,850,137	42,923,178
Apartment Investment & Management Co., Class A	1,120,547	49,079,959
AvalonBay Communities, Inc.	984,180	180,390,352
Camden Property Trust	660,675	62,803,766
Education Realty Trust, Inc.	573,852	23,745,996
Equity LifeStyle Properties, Inc.	631,964	61,224,672
Equity Residential	2,622,037	177,643,007
Essex Property Trust, Inc.	470,307	115,827,208
Independence Realty Trust, Inc.	617,909	6,383,000
Invitation Homes, Inc.	2,038,247	47,633,832
Mid-America Apartment Communities, Inc.	810,320	83,916,739
Sun Communities, Inc.	570,339	58,847,578
UDR, Inc.	1,905,638	76,168,351
		1,027,405,151

Retail REITs 18.5%
Acadia Realty Trust	581,224	16,576,509
Brixmor Property Group, Inc.	2,156,980	39,300,176
CBL & Associates Properties, Inc.	1,226,697	5,471,069
Cedar Realty Trust, Inc.	558,520	2,496,584
DDR Corp.	1,091,965	15,276,590
Federal Realty Investment Trust	521,411	68,101,491
Kimco Realty Corp.	3,025,693	51,769,607
Kite Realty Group Trust	596,943	10,434,564
Pennsylvania Real Estate Investment Trust	500,531	5,105,416
Ramco-Gershenson Properties Trust	568,602	7,937,684
Regency Centers Corp.	1,049,553	69,301,985
Retail Opportunity Investments Corp.	803,146	15,854,102
Retail Properties of America, Inc., Class A	1,563,099	19,898,250
Retail Value, Inc. *	108,932	3,891,051
Saul Centers, Inc.	86,358	5,181,480
Seritage Growth Properties, Class A (a)	191,252	9,845,653
Simon Property Group, Inc.	2,205,299	403,635,876
Tanger Factory Outlet Centers, Inc.	672,504	16,180,446
Taubman Centers, Inc.	434,152	28,050,561
The Macerich Co.	773,095	45,411,600

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Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Urban Edge Properties	754,745	17,253,471
Washington Prime Group, Inc.	1,327,033	10,271,235
Weingarten Realty Investors	848,439	26,242,218
		893,487,618

Specialized REITs 12.2%
CubeSmart	1,298,319	39,663,645
Digital Realty Trust, Inc.	1,466,585	182,267,184
Extra Space Storage, Inc.	898,035	82,807,807
Life Storage, Inc.	331,038	32,309,309
National Storage Affiliates Trust	402,455	11,413,624
Public Storage	1,066,987	226,820,097
QTS Realty Trust, Inc., Class A	363,488	16,622,306
		591,903,972
Total Common Stock
(Cost $4,455,061,773)		4,834,376,071

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (b)	6,381,448	6,381,448

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.87% (b)	6,984,100	6,984,100
Total Other Investment Companies
(Cost $13,365,548)		13,365,548

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 09/21/18	70	2,298,800	17,972
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,815,952.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,834,376,071	$—	$—	$4,834,376,071
Other Investment Companies[1]	13,365,548	—	—	13,365,548
Futures Contracts[2]	17,972	—	—	17,972
Total	$4,847,759,591	$—	$—	$4,847,759,591
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,461,443,221) including securities on loan of $6,815,952		$4,840,757,519
Collateral invested for securities on loan, at value (cost $6,984,100)		6,984,100
Deposit with broker for futures contracts		345,000
Receivables:
Fund shares sold		10,775,285
Dividends		1,871,253
Income from securities on loan		9,683
Variation margin on futures contracts	+	6,791
Total assets		4,860,749,631
Liabilities
Collateral held for securities on loan		6,984,100
Payables:
Investments bought		16,127,994
Investment adviser fees	+	306,359
Total liabilities		23,418,453
Net Assets
Total assets		4,860,749,631
Total liabilities	–	23,418,453
Net assets		$4,837,331,178
Net Assets by Source
Capital received from investors		4,458,200,699
Net investment income not yet distributed		51,598,449
Net realized capital losses		(51,800,240)
Net unrealized capital appreciation		379,332,270

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,837,331,178		111,900,000		$43.23

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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends		$89,135,384
Securities on loan, net	+	45,811
Total investment income		89,181,195
Expenses
Investment adviser fees		1,525,217
Total expenses	–	1,525,217
Net investment income		87,655,978
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(19,070,609)
Net realized gains on in-kind redemptions		2,737,763
Net realized gains on futures contracts	+	776,956
Net realized losses		(15,555,890)
Net change in unrealized appreciation (depreciation) on investments		638,528,441
Net change in unrealized appreciation (depreciation) on futures contracts	+	71,773
Net change in unrealized appreciation (depreciation)	+	638,600,214
Net realized and unrealized gains		623,044,324
Increase in net assets resulting from operations		$710,700,302
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$87,655,978	$104,259,622
Net realized gains (losses)		(15,555,890)	7,090,813
Net change in unrealized appreciation (depreciation)	+	638,600,214	(500,024,349)
Increase (decrease) in net assets resulting from operations		710,700,302	(388,673,914)
Distributions to Shareholders
Distributions from net investment income		($60,160,965)	($81,189,390)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,350,000	$535,399,736	31,550,000	$1,293,274,077
Shares redeemed	+	(1,000,000)	(39,985,009)	(4,200,000)	(170,001,738)
Net transactions in fund shares		12,350,000	$495,414,727	27,350,000	$1,123,272,339
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,550,000	$3,691,377,114	72,200,000	$3,037,968,079
Total increase	+	12,350,000	1,145,954,064	27,350,000	653,409,035
End of period		111,900,000	$4,837,331,178	99,550,000	$3,691,377,114
Net investment income not yet distributed			$51,598,449		$24,103,436
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Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. TIPS ETF™
Schwab 1000 Index® ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2018 are disclosed in the Portfolio Holdings.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of August 31, 2018, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2018 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk and liquidity risk, are discussed elsewhere. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2018.
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.1%
Schwab Target 2050 Index Fund	0.1%
Schwab Target 2055 Index Fund	0.0%*
Schwab Target 2060 Index Fund	0.0%*
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2018, the fund’s total aggregate security transactions with other funds in the Fund Complex was $18,382,946 and includes realized losses of ($4,613,094).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2018 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2018, the month-end average notional amounts of futures contracts held by the fund was $5,991,873 and the month-end average number of contracts held was 194.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$213,648,820	$171,774,159

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2018, were as follows:
In-Kind Purchases of Securities	In-Kind Sales of Securities
$505,772,314	$11,872,949
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2018, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2018 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of August 31, 2018, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$4,485,066,181
Gross unrealized appreciation	$443,710,625
Gross unrealized depreciation	(81,017,215)
Net unrealized appreciation (depreciation)	$362,693,410
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2018, the fund had non-expiring capital loss carryforwards of $27,604,733.
As of February 28, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 5, 2018. The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the selection criteria and composition of the peer category. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of

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Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that the Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	104	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	104	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	104	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	104	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	104	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	104	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	104	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	104	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	104	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	104	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	104	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

31
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

32
Schwab U.S. REIT ETF  |  Semiannual Report

Notes

Notes

Notes

Schwab U.S. REIT ETF
Schwab ETFs™

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR63740-07
00215301

Semiannual Report  |  August 31, 2018
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2018
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	7.85%
NAV Return[1]	8.05%
Russell RAFITM US Index	8.20%
Russell 3000® Index	8.88%
ETF Category: Morningstar Large Value[2]	4.99%
Performance Details	pages 7-8

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	7.53%
NAV Return[1]	7.58%
Russell RAFITM US Large Company Index	7.70%
Russell 1000® Index	8.32%
ETF Category: Morningstar Large Value[2]	4.99%
Performance Details	pages 9-10

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	13.43%
NAV Return[1]	13.57%
Russell RAFITM US Small Company Index	13.69%
Russell 2000® Index	15.84%
ETF Category: Morningstar Small Blend[2]	13.09%
Performance Details	pages 11-12
Total Returns for the 6 Months Ended August 31, 2018
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-2.32%
NAV Return[1]	-2.51%
Russell RAFITM Developed ex US Large Company Index (Net)*	-2.54%
MSCI EAFE® Index (Net)*	-2.55%
ETF Category: Morningstar Foreign Large Value[2]	-4.05%
Performance Details	pages 13-14

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-3.98%
NAV Return[1]	-4.25%
Russell RAFITM Developed ex US Small Company Index (Net)*	-4.23%
S&P Developed ex-U.S. Small Cap Index (Net)*	-2.16%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-3.66%
Performance Details	pages 15-16

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-8.85%
NAV Return[1]	-9.67%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-9.46%
MSCI Emerging Markets Index (Net)*	-10.18%
ETF Category: Morningstar Diversified Emerging Markets[2]	-10.95%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Every so often, it can be a good idea to hit the pause button and reflect on what’s going well. The U.S. economy is one place to start: earlier this year, the current expansion became the second-longest on record. This strong performance has pushed unemployment to the lowest levels in decades, boosted the prospects of American businesses, and driven up the value of investors’ portfolios.
Now comes the question of whether this prolonged strength could turn into too much of a good thing. Much attention of late has focused on whether the economy is on a path to overheating, and rising inflation figures have added to those concerns. In the stock market, the momentum that has driven indices to new highs has also raised concern among some investors that growth-oriented equities are becoming overvalued. In fact, the performance gap between growth and value stocks is more pronounced than at any time since 2000,1 the end of the last extended stock market rally.
That doesn’t mean the outperformance of growth stocks can’t or won’t continue. But valuations do tend to revert to the mean eventually, underscoring why we believe it makes sense to hold a mix of both growth and value stocks. We believe it also forms a strong case for having exposure to equity funds that use value-based criteria in the stock selection process. The Schwab Fundamental Index ETFs weight stocks based on factors that give greater weight to the intrinsic value of a company, such as sales, cash flow, and dividends plus buybacks, which may help investors weather the market’s extremes and balance their portfolios.
With stock indices pushing into record territory, there’s ample reason to question if the focus will soon return to value-oriented strategies. We believe investors should avoid trying to time such sentiment changes, and should instead evaluate whether they have the right mix of funds for whatever the market brings. This may include exposure to Fundamental Index strategies that can complement both market cap index and active strategies. A portfolio you can feel confident in, no matter what the market does, is a great thing to have.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The Schwab Fundamental Index ETFs weight stocks based on factors that give greater weight to the intrinsic value of a company, such as sales, cash flow, and dividends plus buybacks, which may help investors weather the market’s extremes and balance their portfolios.”
Past performance cannot guarantee future results.
Management views may have changed since the report date.
[1]	As measured by the rolling 12-month price return of the Russell 1000® Value Index minus the Russell 1000® Growth Index relative to standard deviation.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

Over the six-month reporting period ended August 31, 2018, global equity markets were mixed. Equity markets in the U.S. delivered positive returns, while international markets were significantly weaker, mostly losing ground for the period. Meanwhile, the U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 7.96%. Small-cap stocks outperformed large-caps, with the Russell 2000® Index and Russell RAFI™ US Small Company Index returning 15.84% and 13.69%, respectively, and the Russell RAFI™ US Large Company Index returning 7.70%. International equities were notably lower, particularly within emerging markets: The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned -2.55% and -2.54%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -10.18% and -9.46%, respectively.
Globally, economic growth was uneven over the six-month reporting period. Despite escalated trade tensions, the U.S. maintained its steady expansion, buoyed by tax reform, strong earnings, and still-accommodative financial conditions. Meanwhile, conditions softened in other regions, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Largely reflecting supply shortfalls, global oil prices rose—from $61 per barrel to a high of $74 in early July before closing the reporting period at $70, lifting inflation in developed and emerging market economies alike. In Europe, growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. In the first two quarters of 2018, the eurozone economy expanded by 0.4%, down from 0.7% in the last two quarters of 2017. Japan’s economy contracted slightly in the first quarter of 2018, for the first time since late 2015, but regained its modestly upward trajectory by the end of the reporting period. The United Kingdom’s economy continued its gradual albeit modest expansion. Meanwhile, emerging markets performance was mostly negative. Several Asian economies, including China and India, showed some slowing but continued their upward path of economic expansion; others slowed more considerably. Brazil’s economy showed a slight increase in the second quarter of 2018, driven by public spending and household consumption, but gross domestic product (GDP) growth was
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

hampered by nationwide trucker strikes in May and June, which led to its biggest decline in exports since 2014. Turkey’s economy stagnated over the period, a result of faulty monetary policy holding down interest rates amid soaring inflation, among other problems, leading to talk of possible recession.
Monetary policy measures remained generally accommodative across the globe during the reporting period. There were a few exceptions, largely tied to anticipation of rising inflation due to elevated oil prices, expectations of increases in agricultural prices, and higher domestic GDP growth. Despite the Federal Reserve (Fed) raising its federal funds rate by 0.25% at meetings in March and June, short-term rates in the U.S. remained relatively low compared to historical averages. In July, the European Central Bank indicated that it would likely keep interest rates steady through next summer but confirmed its plans to phase out its monthly asset purchase program by year-end. Also in July, the Bank of Japan announced that it would maintain a slightly negative short-term interest rate target and would hold steady the size of its asset purchases. In August, the Bank of England raised its key official bank rate from 0.50% to 0.75% despite uncertainties over the economy’s wider direction. Central banks in key emerging market economies—including Argentina, India, Indonesia, Mexico, and Turkey—raised policy rates in response to inflation and exchange-rate pressures.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	7.85%	18.62%	12.60%	11.72%
NAV Return[2]	8.05%	18.51%	12.59%	11.73%
Russell RAFITM US Index	8.20%	18.81%	12.92%	12.04%
Russell 3000® Index	8.88%	20.25%	14.25%	13.44%
ETF Category: Morningstar Large Value[3]	4.99%	14.18%	10.73%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	1,561
Weighted Average Market Cap (millions)	$163,427
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	7.53%	18.05%	12.48%	11.67%
NAV Return[2]	7.58%	18.14%	12.54%	11.69%
Russell RAFITM US Large Company Index	7.70%	18.44%	12.87%	12.01%
Russell 1000® Index	8.32%	19.82%	14.36%	13.56%
ETF Category: Morningstar Large Value[3]	4.99%	14.18%	10.73%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	677
Weighted Average Market Cap (millions)	$177,880
Price/Earnings Ratio (P/E)	17.2
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	13.43%	22.49%	13.04%	12.05%
NAV Return[2]	13.57%	22.64%	13.04%	12.07%
Russell RAFITM US Small Company Index	13.69%	22.89%	13.34%	12.37%
Russell 2000® Index	15.84%	25.45%	13.00%	12.09%
ETF Category: Morningstar Small Blend[3]	13.09%	21.89%	11.48%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	895
Weighted Average Market Cap (millions)	$5,039
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	15% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-2.32%	4.14%	5.93%	5.07%
NAV Return[2]	-2.51%	4.69%	6.08%	5.10%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-2.54%	4.75%	6.25%	5.27%
MSCI EAFE® Index (Net)[3]	-2.55%	4.39%	5.73%	4.75%
ETF Category: Morningstar Foreign Large Value[4]	-4.05%	0.96%	4.23%	N/A
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	874
Weighted Average Market Cap (millions)	$60,578
Price/Earnings Ratio (P/E)	13.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-3.98%	3.41%	8.91%	8.01%
NAV Return[2]	-4.25%	3.99%	9.05%	8.02%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-4.23%	4.24%	9.51%	8.48%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-2.16%	7.12%	9.24%	8.33%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-3.66%	4.14%	7.63%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	1,515
Weighted Average Market Cap (millions)	$3,882
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	13% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-8.85%	0.00%	4.41%	3.91%
NAV Return[2]	-9.67%	0.18%	4.38%	3.89%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-9.46%	0.70%	4.97%	4.48%
MSCI Emerging Markets Index (Net)[3]	-10.18%	-0.68%	5.04%	4.17%
ETF Category: Morningstar Diversified Emerging Markets[4]	-10.95%	-2.79%	4.06%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2018

Statistics1
Number of Holdings	329
Weighted Average Market Cap (millions)	$75,440
Price/Earnings Ratio (P/E)	10.1
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2018 and held through August 31, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/18	Ending Account Value (Net of Expenses) at 8/31/18	Expenses Paid During Period 3/1/18-8/31/18[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,080.50	$1.31
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,075.80	$1.31
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,135.70	$1.35
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 974.90	$1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$ 957.50	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$ 903.30	$1.87
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$36.95	$33.82	$27.37	$30.54	$27.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.42 [2]	0.75 [2]	0.67 [2]	0.65 [2]	0.54	0.21
Net realized and unrealized gains (losses)	2.53	3.09	6.45	(3.18)	3.14	2.28
Total from investment operations	2.95	3.84	7.12	(2.53)	3.68	2.49
Less distributions:
Distributions from net investment income	(0.38)	(0.71)	(0.67)	(0.64)	(0.50)	(0.13)
Net asset value at end of period	$39.52	$36.95	$33.82	$27.37	$30.54	$27.36
Total return	8.05% [3]	11.51%	26.32%	(8.34%)	13.54%	9.99% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.25%	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.16% [4]	2.14%	2.17%	2.23%	2.14%	2.11% [4]
Portfolio turnover rate[5]	6% [3]	10%	10%	12%	10%	5% [3]
Net assets, end of period (x 1,000)	$268,741	$260,469	$263,785	$166,985	$212,247	$58,823

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
General Motors Co.	31,195	0.4	1,124,580
Other Securities		0.9	2,423,633
		1.3	3,548,213

Banks 4.9%
Bank of America Corp.	44,643	0.5	1,380,808
Citigroup, Inc.	22,853	0.6	1,628,048
JPMorgan Chase & Co.	25,921	1.1	2,970,028
Wells Fargo & Co.	47,315	1.1	2,766,981
Other Securities		1.6	4,430,396
		4.9	13,176,261

Capital Goods 8.0%
General Electric Co.	158,992	0.8	2,057,356
The Boeing Co.	3,381	0.5	1,158,973
United Technologies Corp.	10,221	0.5	1,346,106
Other Securities		6.2	16,896,341
		8.0	21,458,776

Commercial & Professional Services 1.0%
Other Securities		1.0	2,717,986

Consumer Durables & Apparel 1.6%
Other Securities		1.6	4,272,045

Consumer Services 1.9%
McDonald's Corp.	8,136	0.5	1,319,903
Other Securities		1.4	3,875,155
		1.9	5,195,058

Diversified Financials 4.5%
Berkshire Hathaway, Inc., Class B *	13,844	1.1	2,889,520
The Charles Schwab Corp. (b)	2,501	0.1	127,026
The Goldman Sachs Group, Inc.	4,442	0.4	1,056,352
Other Securities		2.9	8,055,850
		4.5	12,128,748

Energy 12.7%
Chevron Corp.	44,280	2.0	5,245,409
ConocoPhillips	32,391	0.9	2,378,471
Exxon Mobil Corp.	111,402	3.3	8,931,098
Marathon Petroleum Corp.	14,807	0.5	1,218,468
Security	Number of Shares	% of Net Assets	Value ($)
Phillips 66	14,836	0.7	1,758,214
Schlumberger Ltd.	19,843	0.5	1,253,284
Valero Energy Corp.	17,146	0.8	2,021,170
Other Securities		4.0	11,376,619
		12.7	34,182,733

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	6,062	0.5	1,413,234
Walmart, Inc.	36,753	1.3	3,523,143
Other Securities		1.2	3,007,666
		3.0	7,944,043

Food, Beverage & Tobacco 3.9%
Archer-Daniels-Midland Co.	22,169	0.4	1,117,318
PepsiCo, Inc.	13,848	0.6	1,551,114
Philip Morris International, Inc.	16,432	0.5	1,279,888
The Coca-Cola Co.	35,111	0.6	1,564,897
Other Securities		1.8	5,047,786
		3.9	10,561,003

Health Care Equipment & Services 6.3%
Anthem, Inc.	4,729	0.5	1,251,908
CVS Health Corp.	29,959	0.8	2,254,115
Express Scripts Holding Co. *	17,371	0.6	1,528,995
UnitedHealth Group, Inc.	7,860	0.8	2,110,096
Other Securities		3.6	9,764,627
		6.3	16,909,741

Household & Personal Products 1.5%
The Procter & Gamble Co.	31,007	1.0	2,572,031
Other Securities		0.5	1,536,368
		1.5	4,108,399

Insurance 3.5%
American International Group, Inc.	26,501	0.5	1,409,058
Other Securities		3.0	7,892,937
		3.5	9,301,995

Materials 3.6%
DowDuPont, Inc.	19,210	0.5	1,347,197
Other Securities		3.1	8,168,212
		3.6	9,515,409

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 2.6%
Comcast Corp., Class A	46,880	0.7	1,734,091
The Walt Disney Co.	16,875	0.7	1,890,337
Other Securities		1.2	3,425,536
		2.6	7,049,964

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Amgen, Inc.	5,539	0.4	1,106,748
Johnson & Johnson	20,227	1.0	2,724,375
Merck & Co., Inc.	34,206	0.9	2,346,190
Pfizer, Inc.	84,717	1.3	3,517,450
Other Securities		2.2	5,875,314
		5.8	15,570,077

Real Estate 2.2%
Other Securities		2.2	5,914,492

Retailing 5.5%
Lowe's Cos., Inc.	12,802	0.5	1,392,217
Target Corp.	17,172	0.6	1,502,550
The Home Depot, Inc.	9,948	0.7	1,997,260
Other Securities		3.7	9,908,579
		5.5	14,800,606

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	62,529	1.1	3,028,279
QUALCOMM, Inc.	20,722	0.5	1,423,809
Other Securities		1.3	3,422,666
		2.9	7,874,754

Software & Services 7.4%
International Business Machines Corp.	18,407	1.0	2,696,257
Microsoft Corp.	43,679	1.8	4,906,462
Oracle Corp.	30,524	0.6	1,482,856
Other Securities		4.0	10,652,535
		7.4	19,738,110

Technology Hardware & Equipment 6.6%
Apple, Inc.	43,282	3.7	9,852,282
Cisco Systems, Inc.	45,535	0.8	2,175,207
Other Securities		2.1	5,635,356
		6.6	17,662,845

Telecommunication Services 3.2%
AT&T, Inc.	122,626	1.5	3,916,675
Verizon Communications, Inc.	60,198	1.2	3,272,965
Other Securities		0.5	1,410,202
		3.2	8,599,842

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.3%
Union Pacific Corp.	8,466	0.5	1,275,149
Other Securities		1.8	4,934,156
		2.3	6,209,305

Utilities 3.6%
Other Securities		3.6	9,668,798
Total Common Stock
(Cost $219,880,601)			268,109,203

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	938
Total Rights
(Cost $895)			938

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
Other Securities		0.1	242,096

Securities Lending Collateral 0.2%
Other Securities		0.2	555,595
Total Other Investment Companies
(Cost $797,691)			797,691

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	4	580,420	12,870
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $530,811.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	2,757	216	(472)	2,501	($11,540)	$7,062	$597

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$268,109,203	$—	$—	$268,109,203
Rights [1]
Materials	—	—	938	938
Other Investment Companies[1]	797,691	—	—	797,691
Futures Contracts[2]	12,870	—	—	12,870
Total	$268,919,764	$—	$938	$268,920,702
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $72,282)		$127,026
Investments in unaffiliated issuers, at value (cost $220,051,310) including securities on loan of $530,811		268,225,211
Collateral invested for securities on loan, at value (cost $555,595)		555,595
Deposit with broker for futures contracts		56,000
Receivables:
Investments sold		229
Dividends		677,714
Income from securities on loan		1,233
Variation margin on futures contracts	+	20
Total assets		269,643,028
Liabilities
Collateral held for securities on loan		555,595
Payables:
Investments bought		284,230
Investment adviser fees	+	61,755
Total liabilities		901,580
Net Assets
Total assets		269,643,028
Total liabilities	–	901,580
Net assets		$268,741,448
Net Assets by Source
Capital received from investors		214,046,256
Net investment income not yet distributed		1,189,769
Net realized capital gains		5,263,908
Net unrealized capital appreciation		48,241,515

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$268,741,448		6,800,000		$39.52

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$597
Dividends received from unaffiliated issuers (net of foreign withholding tax of $83)		3,212,079
Securities on loan, net	+	12,642
Total investment income		3,225,318
Expenses
Investment adviser fees		334,661
Total expenses	–	334,661
Net investment income		2,890,657
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		336
Net realized losses on unaffiliated investments		(303,044)
Net realized gains on in-kind redemptions on affiliated issuer		6,726
Net realized gains on in-kind redemptions on unaffiliated investments		8,903,060
Net realized gains on futures contracts	+	16,079
Net realized gains		8,623,157
Net change in unrealized appreciation (depreciation) on affiliated issuer		(11,540)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		9,087,214
Net change in unrealized appreciation (depreciation) on futures contracts	+	5,098
Net change in unrealized appreciation (depreciation)	+	9,080,772
Net realized and unrealized gains		17,703,929
Increase in net assets resulting from operations		$20,594,586

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$2,890,657	$5,812,740
Net realized gains		8,623,157	19,088,171
Net change in unrealized appreciation (depreciation)	+	9,080,772	6,958,620
Increase in net assets resulting from operations		20,594,586	31,859,531
Distributions to Shareholders
Distributions from net investment income		($2,609,555)	($5,604,215)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		450,000	$16,936,939	850,000	$30,306,185
Shares redeemed	+	(700,000)	(26,650,002)	(1,600,001)	(59,876,615)
Net transactions in fund shares		(250,000)	($9,713,063)	(750,001)	($29,570,430)
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,050,000	$260,469,480	7,800,001	$263,784,594
Total increase or decrease	+	(250,000)	8,271,968	(750,001)	(3,315,114)
End of period		6,800,000	$268,741,448	7,050,000	$260,469,480
Net investment income not yet distributed			$1,189,769		$908,667

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$37.20	$33.91	$27.57	$30.55	$27.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.43 [2]	0.78 [2]	0.70 [2]	0.69 [2]	0.52	0.21
Net realized and unrealized gains (losses)	2.37	3.21	6.29	(3.10)	3.25	2.18
Total from investment operations	2.80	3.99	6.99	(2.41)	3.77	2.39
Less distributions:
Distributions from net investment income	(0.38)	(0.70)	(0.65)	(0.57)	(0.49)	(0.12)
Net asset value at end of period	$39.62	$37.20	$33.91	$27.57	$30.55	$27.27
Total return	7.58% [3]	11.91%	25.66%	(7.92%)	13.92%	9.59% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.25%	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.21% [4]	2.22%	2.26%	2.39%	2.24%	2.20% [4]
Portfolio turnover rate[5]	5% [3]	9%	10%	11%	10%	6% [3]
Net assets, end of period (x 1,000)	$4,764,076	$4,016,040	$2,197,623	$893,389	$336,043	$72,259

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
General Motors Co.	601,703	0.4	21,691,393
Other Securities		1.0	42,727,204
		1.4	64,418,597

Banks 4.8%
Bank of America Corp.	862,875	0.6	26,688,724
Citigroup, Inc.	442,464	0.7	31,521,135
JPMorgan Chase & Co.	501,379	1.2	57,448,006
Wells Fargo & Co.	915,634	1.1	53,546,276
Other Securities		1.2	59,625,351
		4.8	228,829,492

Capital Goods 7.6%
3M Co.	97,038	0.4	20,467,255
General Electric Co.	3,077,524	0.8	39,823,161
The Boeing Co.	65,491	0.5	22,449,660
United Technologies Corp.	197,130	0.6	25,962,021
Other Securities		5.3	252,955,132
		7.6	361,657,229

Commercial & Professional Services 0.6%
Other Securities		0.6	29,322,574

Consumer Durables & Apparel 1.4%
Other Securities		1.4	65,764,144

Consumer Services 1.6%
McDonald's Corp.	157,308	0.5	25,520,077
Other Securities		1.1	52,706,371
		1.6	78,226,448

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	267,531	1.2	55,839,070
The Charles Schwab Corp. (b)	48,906	0.1	2,483,936
Other Securities		3.3	159,399,412
		4.6	217,722,418

Energy 13.2%
Chevron Corp.	855,960	2.1	101,397,022
ConocoPhillips	627,170	1.0	46,053,093
Exxon Mobil Corp.	2,154,055	3.6	172,690,589
Marathon Petroleum Corp.	286,594	0.5	23,583,820
Security	Number of Shares	% of Net Assets	Value ($)
Phillips 66	287,010	0.7	34,013,555
Schlumberger Ltd.	382,658	0.5	24,168,679
Valero Energy Corp.	331,244	0.8	39,047,043
Other Securities		4.0	189,050,732
		13.2	630,004,533

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	117,485	0.6	27,389,278
Walmart, Inc.	711,056	1.4	68,161,828
Other Securities		1.1	54,054,687
		3.1	149,605,793

Food, Beverage & Tobacco 4.1%
Archer-Daniels-Midland Co.	429,350	0.5	21,639,240
PepsiCo, Inc.	268,365	0.6	30,059,564
Philip Morris International, Inc.	317,250	0.5	24,710,602
The Coca-Cola Co.	678,648	0.6	30,247,341
Other Securities		1.9	88,116,735
		4.1	194,773,482

Health Care Equipment & Services 6.5%
Anthem, Inc.	91,425	0.5	24,202,940
CVS Health Corp.	580,383	0.9	43,668,017
Express Scripts Holding Co. *	336,496	0.6	29,618,378
UnitedHealth Group, Inc.	151,922	0.9	40,784,980
Other Securities		3.6	170,957,154
		6.5	309,231,469

Household & Personal Products 1.6%
The Procter & Gamble Co.	598,868	1.0	49,676,101
Other Securities		0.6	26,292,351
		1.6	75,968,452

Insurance 3.5%
American International Group, Inc.	512,306	0.6	27,239,310
Other Securities		2.9	138,491,948
		3.5	165,731,258

Materials 3.3%
DowDuPont, Inc.	370,259	0.6	25,966,264
Other Securities		2.7	129,281,458
		3.3	155,247,722

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 2.7%
Comcast Corp., Class A	907,007	0.7	33,550,189
The Walt Disney Co.	326,108	0.8	36,530,618
Other Securities		1.2	58,470,348
		2.7	128,551,155

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Amgen, Inc.	107,205	0.5	21,420,631
Johnson & Johnson	391,360	1.1	52,712,278
Merck & Co., Inc.	661,544	1.0	45,375,303
Pfizer, Inc.	1,638,419	1.4	68,027,157
Other Securities		2.1	104,160,549
		6.1	291,695,918

Real Estate 1.5%
Other Securities		1.5	72,180,760

Retailing 5.5%
Lowe's Cos., Inc.	247,766	0.6	26,944,552
Target Corp.	332,196	0.6	29,067,150
The Home Depot, Inc.	192,075	0.8	38,562,898
Other Securities		3.5	168,365,639
		5.5	262,940,239

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	1,209,637	1.2	58,582,720
QUALCOMM, Inc.	400,500	0.6	27,518,355
Other Securities		1.2	57,697,902
		3.0	143,798,977

Software & Services 7.5%
International Business Machines Corp.	356,331	1.1	52,195,365
Microsoft Corp.	844,819	2.0	94,898,518
Oracle Corp.	590,404	0.6	28,681,826
Other Securities		3.8	180,769,705
		7.5	356,545,414

Technology Hardware & Equipment 6.8%
Apple, Inc.	837,176	4.0	190,566,373
Cisco Systems, Inc.	882,715	0.9	42,167,296
Other Securities		1.9	90,807,479
		6.8	323,541,148

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 3.4%
AT&T, Inc.	2,371,757	1.6	75,753,919
Verizon Communications, Inc.	1,165,121	1.3	63,347,629
Other Securities		0.5	24,895,269
		3.4	163,996,817

Transportation 2.3%
Union Pacific Corp.	163,657	0.5	24,650,017
Other Securities		1.8	83,773,823
		2.3	108,423,840

Utilities 3.7%
Other Securities		3.7	174,875,514
Total Common Stock
(Cost $4,012,405,120)			4,753,053,393

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	3,355,357

Securities Lending Collateral 0.1%
Other Securities		0.1	8,443,362
Total Other Investment Companies
(Cost $11,798,719)			11,798,719

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	75	10,882,875	157,446
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,110,946.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	48,120	6,346	(5,560)	48,906	($112,956)	$7,429	$11,019

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,753,053,393	$—	$—	$4,753,053,393
Other Investment Companies[1]	11,798,719	—	—	11,798,719
Futures Contracts[2]	157,446	—	—	157,446
Total	$4,765,009,558	$—	$—	$4,765,009,558
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $1,779,100)		$2,483,936
Investments in unaffiliated issuers, at value (cost $4,013,981,377) including securities on loan of $8,110,946		4,753,924,814
Collateral invested for securities on loan, at value (cost $8,443,362)		8,443,362
Deposit with broker for futures contracts		918,400
Receivables:
Dividends		12,545,842
Fund shares sold		11,886,866
Income from securities on loan		13,968
Variation margin on futures contracts	+	60
Total assets		4,790,217,248
Liabilities
Collateral held for securities on loan		8,443,362
Payables:
Investments bought		16,614,287
Investment adviser fees	+	1,084,094
Total liabilities		26,141,743
Net Assets
Total assets		4,790,217,248
Total liabilities	–	26,141,743
Net assets		$4,764,075,505
Net Assets by Source
Capital received from investors		3,981,498,861
Net investment income not yet distributed		20,749,944
Net realized capital gains		21,020,981
Net unrealized capital appreciation		740,805,719

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,764,075,505		120,250,000		$39.62

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$11,019
Dividends received from unaffiliated issuers		54,030,680
Securities on loan, net	+	171,976
Total investment income		54,213,675
Expenses
Investment adviser fees		5,504,630
Total expenses	–	5,504,630
Net investment income		48,709,045
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(2,775)
Net realized losses on unaffiliated investments		(7,665,188)
Net realized gains on in-kind redemptions on affiliated issuer		10,204
Net realized gains on in-kind redemptions on unaffiliated investments		47,812,759
Net realized gains on futures contracts	+	555,959
Net realized gains		40,710,959
Net change in unrealized appreciation (depreciation) on affiliated issuer		(112,956)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		235,514,193
Net change in unrealized appreciation (depreciation) on futures contracts	+	106,002
Net change in unrealized appreciation (depreciation)	+	235,507,239
Net realized and unrealized gains		276,218,198
Increase in net assets resulting from operations		$324,927,243

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$48,709,045	$68,571,825
Net realized gains (losses)		40,710,959	(2,878,247)
Net change in unrealized appreciation (depreciation)	+	235,507,239	293,583,625
Increase in net assets resulting from operations		324,927,243	359,277,203
Distributions to Shareholders
Distributions from net investment income		($42,356,310)	($60,154,490)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,550,000	$587,201,006	44,550,000	$1,569,715,219
Shares redeemed	+	(3,250,000)	(121,736,812)	(1,400,001)	(50,420,506)
Net transactions in fund shares		12,300,000	$465,464,194	43,149,999	$1,519,294,713
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,950,000	$4,016,040,378	64,800,001	$2,197,622,952
Total increase	+	12,300,000	748,035,127	43,149,999	1,818,417,426
End of period		120,250,000	$4,764,075,505	107,950,000	$4,016,040,378
Net investment income not yet distributed			$20,749,944		$14,397,209

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$36.90	$34.89	$26.47	$30.68	$28.44	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.33 [2]	0.52 [2]	0.45 [2]	0.41 [2]	0.34	0.12
Net realized and unrealized gains (losses)	4.67	1.98	8.37	(4.25)	2.22	3.41
Total from investment operations	5.00	2.50	8.82	(3.84)	2.56	3.53
Less distributions:
Distributions from net investment income	(0.18)	(0.49)	(0.40)	(0.37)	(0.32)	(0.09)
Net asset value at end of period	$41.72	$36.90	$34.89	$26.47	$30.68	$28.44
Total return	13.57% [3]	7.22%	33.56%	(12.60%)	9.06%	14.14% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.25%	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	1.65% [4]	1.45%	1.43%	1.43%	1.32%	1.16% [4]
Portfolio turnover rate[5]	15% [3]	21%	23%	23%	22%	9% [3]
Net assets, end of period (x 1,000)	$3,592,246	$2,782,002	$1,568,402	$608,865	$187,141	$55,465

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	34,138,241

Banks 6.0%
Other Securities		6.0	215,405,818

Capital Goods 12.3%
EnerSys	107,485	0.2	8,920,180
KBR, Inc.	505,948	0.3	10,614,789
MRC Global, Inc. *	428,630	0.2	8,834,064
Nordson Corp.	63,336	0.2	8,804,971
NOW, Inc. *	687,380	0.3	11,816,062
Teledyne Technologies, Inc. *	39,520	0.2	9,376,515
Other Securities		10.9	383,217,777
		12.3	441,584,358

Commercial & Professional Services 5.4%
Copart, Inc. *	169,358	0.3	10,891,413
Essendant, Inc.	770,691	0.3	11,121,071
FTI Consulting, Inc. *	108,742	0.2	8,288,315
Other Securities		4.6	162,743,404
		5.4	193,044,203

Consumer Durables & Apparel 3.9%
Deckers Outdoor Corp. *	89,169	0.3	10,864,351
Lululemon Athletica, Inc. *	83,591	0.4	12,950,754
Other Securities		3.2	116,317,392
		3.9	140,132,497

Consumer Services 5.2%
Adtalem Global Education, Inc. *	205,224	0.3	9,819,968
SeaWorld Entertainment, Inc. *	320,172	0.3	9,387,443
Other Securities		4.6	166,531,150
		5.2	185,738,561

Diversified Financials 3.9%
Other Securities		3.9	138,791,213

Energy 7.2%
Cabot Oil & Gas Corp.	343,494	0.2	8,185,462
Chesapeake Energy Corp. *	3,404,198	0.4	15,080,597
Delek US Holdings, Inc.	406,591	0.6	22,159,209
Denbury Resources, Inc. *	1,941,003	0.3	10,811,387
Security	Number of Shares	% of Net Assets	Value ($)
Diamond Offshore Drilling, Inc. *(a)	634,105	0.3	11,046,109
Energen Corp. *	108,960	0.2	8,449,848
McDermott International, Inc. *	753,126	0.4	14,565,457
Oil States International, Inc. *	273,981	0.2	9,274,257
Peabody Energy Corp.	240,247	0.3	9,924,604
Superior Energy Services, Inc. *	1,076,412	0.3	9,687,708
Whiting Petroleum Corp. *	328,393	0.5	16,718,488
Other Securities		3.5	123,325,627
		7.2	259,228,753

Food & Staples Retailing 1.0%
SUPERVALU, Inc. *	262,682	0.3	8,482,002
Other Securities		0.7	25,913,992
		1.0	34,395,994

Food, Beverage & Tobacco 2.2%
Lamb Weston Holdings, Inc.	152,178	0.3	10,287,233
Other Securities		1.9	68,616,017
		2.2	78,903,250

Health Care Equipment & Services 4.1%
Encompass Health Corp.	118,781	0.3	9,691,342
Other Securities		3.8	139,028,355
		4.1	148,719,697

Household & Personal Products 0.8%
Other Securities		0.8	28,250,913

Insurance 3.3%
Kemper Corp.	103,929	0.2	8,454,624
Primerica, Inc.	81,346	0.3	9,944,549
The Hanover Insurance Group, Inc.	68,217	0.2	8,355,900
Other Securities		2.6	91,107,804
		3.3	117,862,877

Materials 6.6%
Allegheny Technologies, Inc. *	318,794	0.2	8,617,002
Cabot Corp.	132,631	0.2	8,610,405
Cleveland-Cliffs, Inc. *	1,208,074	0.3	12,141,144
The Chemours Co.	264,021	0.3	11,511,316
Other Securities		5.6	196,779,517
		6.6	237,659,384

Media 1.8%
Other Securities		1.8	64,850,741

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Illumina, Inc. *	31,428	0.3	11,151,597
PerkinElmer, Inc.	98,359	0.2	9,091,322
Other Securities		1.7	58,129,243
		2.2	78,372,162

Real Estate 9.7%
Other Securities		9.7	347,763,779

Retailing 5.4%
Ascena Retail Group, Inc. *	3,453,876	0.4	15,818,752
Express, Inc. *	755,295	0.2	8,474,410
Genesco, Inc. *	225,803	0.3	11,482,083
Guess?, Inc.	407,113	0.3	9,974,268
Netflix, Inc. *	25,082	0.3	9,222,150
Other Securities		3.9	139,749,359
		5.4	194,721,022

Semiconductors & Semiconductor Equipment 2.0%
Cree, Inc. *	199,180	0.2	9,582,550
Other Securities		1.8	62,252,814
		2.0	71,835,364

Software & Services 5.8%
ANSYS, Inc. *	45,817	0.2	8,521,046
Gartner, Inc. *	54,304	0.2	8,132,567
Synopsys, Inc. *	80,598	0.2	8,232,280
VeriSign, Inc. *	66,430	0.3	10,536,462
Other Securities		4.9	173,222,214
		5.8	208,644,569

Technology Hardware & Equipment 4.1%
Insight Enterprises, Inc. *	195,495	0.3	10,779,594
Vishay Intertechnology, Inc.	371,656	0.2	8,845,413
Other Securities		3.6	129,585,343
		4.1	149,210,350

Telecommunication Services 0.6%
Other Securities		0.6	20,041,485

Transportation 2.7%
SkyWest, Inc.	132,739	0.2	8,667,857
Other Securities		2.5	87,698,445
		2.7	96,366,302

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.8%
Other Securities		2.8	101,135,867
Total Common Stock
(Cost $3,014,529,741)			3,586,797,400

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	135,876
Total Rights
(Cost $129,762)			135,876

Other Investment Companies 1.4% of net assets

Money Market Fund 0.0%
Other Securities		0.0	1,649,172

Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		1.4	49,305,611
Total Other Investment Companies
(Cost $50,954,783)			50,954,783

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/21/18	68	5,918,040	47,490
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,536,224.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,586,797,400	$—	$—	$3,586,797,400
Rights [1]
Materials	—	—	135,876	135,876
Other Investment Companies[1]	50,954,783	—	—	50,954,783
Futures Contracts[2]	47,490	—	—	47,490
Total	$3,637,799,673	$—	$135,876	$3,637,935,549
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,016,308,675) including securities on loan of $47,536,224		$3,588,582,448
Collateral invested for securities on loan, at value (cost $49,305,611)		49,305,611
Deposit with broker for futures contracts		658,350
Receivables:
Investments sold		38,412
Fund shares sold		8,327,282
Dividends		3,521,761
Income from securities on loan		131,416
Variation margin on futures contracts	+	12,627
Total assets		3,650,577,907
Liabilities
Collateral held for securities on loan		49,305,611
Payables:
Investments bought		8,212,289
Investment adviser fees	+	814,491
Total liabilities		58,332,391
Net Assets
Total assets		3,650,577,907
Total liabilities	–	58,332,391
Net assets		$3,592,245,516
Net Assets by Source
Capital received from investors		2,945,205,482
Net investment income not yet distributed		15,724,944
Net realized capital gains		58,993,827
Net unrealized capital appreciation		572,321,263

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,592,245,516		86,100,000		$41.72

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $9,510)		$30,083,921
Securities on loan, net	+	939,137
Total investment income		31,023,058
Expenses
Investment adviser fees		4,079,305
Total expenses	–	4,079,305
Net investment income		26,943,753
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(4,869,081)
Net realized gains on in-kind redemptions		95,196,256
Net realized gains on futures contracts	+	855,187
Net realized gains		91,182,362
Net change in unrealized appreciation (depreciation) on investments		283,333,388
Net change in unrealized appreciation (depreciation) on futures contracts	+	89,244
Net change in unrealized appreciation (depreciation)	+	283,422,632
Net realized and unrealized gains		374,604,994
Increase in net assets resulting from operations		$401,548,747

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$26,943,753	$31,262,900
Net realized gains		91,182,362	27,384,858
Net change in unrealized appreciation (depreciation)	+	283,422,632	94,317,765
Increase in net assets resulting from operations		401,548,747	152,965,523
Distributions to Shareholders
Distributions from net investment income		($14,272,840)	($29,321,545)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,150,000	$722,280,436	36,250,000	$1,293,750,257
Shares redeemed	+	(7,450,000)	(299,312,433)	(5,800,001)	(203,794,918)
Net transactions in fund shares		10,700,000	$422,968,003	30,449,999	$1,089,955,339
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,400,000	$2,782,001,606	44,950,001	$1,568,402,289
Total increase	+	10,700,000	810,243,910	30,449,999	1,213,599,317
End of period		86,100,000	$3,592,245,516	75,400,000	$2,782,001,606
Net investment income not yet distributed			$15,724,944		$3,054,031

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$30.28	$26.00	$22.08	$27.17	$28.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.62 [2]	0.80 [2]	0.74 [2]	0.70 [2]	0.30	0.36
Net realized and unrealized gains (losses)	(1.38)	4.19	3.79	(5.30)	(0.92) [3]	3.04
Total from investment operations	(0.76)	4.99	4.53	(4.60)	(0.62)	3.40
Less distributions:
Distributions from net investment income	—	(0.71)	(0.61)	(0.49)	(0.47)	(0.14)
Net asset value at end of period	$29.52	$30.28	$26.00	$22.08	$27.17	$28.26
Total return	(2.51%) [4]	19.19%	20.62%	(17.02%)	(2.11%)	13.60% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [5]	0.25%	0.32%	0.32%	0.32%	0.32% [5]
Net investment income (loss)	4.04% [5]	2.76%	2.98%	2.80%	2.50%	4.00% [5]
Portfolio turnover rate[6]	5% [4]	10%	11%	12%	11%	8% [4]
Net assets, end of period (x 1,000)	$3,990,754	$3,630,569	$1,928,861	$885,348	$290,670	$62,164

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets

Australia 6.3%
Australia & New Zealand Banking Group Ltd.	838,733	0.5	17,893,870
BHP Billiton Ltd.	1,281,990	0.8	30,790,167
Commonwealth Bank of Australia	412,763	0.5	21,265,872
National Australia Bank Ltd.	762,471	0.4	15,643,762
Wesfarmers Ltd.	618,753	0.6	23,022,964
Westpac Banking Corp.	938,521	0.5	19,371,199
Other Securities		3.0	122,853,268
		6.3	250,841,102

Austria 0.3%
Other Securities		0.3	11,538,940

Belgium 0.8%
Other Securities		0.8	33,100,047

Canada 7.1%
Royal Bank of Canada	252,432	0.5	20,067,565
Suncor Energy, Inc.	563,351	0.6	23,208,877
The Toronto-Dominion Bank	280,886	0.4	16,942,125
Other Securities		5.6	224,434,734
		7.1	284,653,301

Denmark 0.9%
Other Securities		0.9	35,163,558

Finland 1.0%
Other Securities		1.0	40,100,422

France 9.5%
BNP Paribas S.A.	263,161	0.4	15,486,975
Engie S.A.	1,191,972	0.4	17,516,029
Orange S.A.	1,056,361	0.4	17,145,605
Sanofi	316,489	0.7	27,135,225
Total S.A.	1,168,249	1.8	73,223,189
Other Securities		5.8	226,512,788
		9.5	377,019,811

Germany 8.3%
Allianz SE	104,605	0.6	22,350,435
BASF SE	320,189	0.7	29,687,695
Bayer AG	167,762	0.4	15,689,454
Security	Number of Shares	% of Net Assets	Value ($)
Bayerische Motoren Werke AG	181,989	0.4	17,661,578
Daimler AG	428,685	0.7	27,781,758
Deutsche Telekom AG *	1,378,778	0.6	22,314,529
E.ON SE	1,483,160	0.4	15,841,523
Siemens AG	202,830	0.7	26,426,454
Other Securities		3.8	154,608,106
		8.3	332,361,532

Hong Kong 1.6%
Other Securities		1.6	63,615,565

Ireland 0.8%
Other Securities		0.8	31,641,625

Israel 0.5%
Other Securities		0.5	20,927,959

Italy 2.9%
Enel S.p.A.	3,718,999	0.5	18,433,250
Eni S.p.A.	1,981,104	0.9	36,834,120
Other Securities		1.5	58,746,991
		2.9	114,014,361

Japan 23.7%
Hitachi Ltd.	2,353,645	0.4	15,399,463
Honda Motor Co., Ltd.	815,075	0.6	24,198,286
Mitsubishi UFJ Financial Group, Inc.	3,312,453	0.5	20,038,720
Nippon Telegraph & Telephone Corp.	351,228	0.4	15,679,114
SoftBank Group Corp.	194,851	0.5	18,099,520
Toyota Motor Corp.	832,920	1.3	52,055,153
Other Securities		20.0	800,289,064
		23.7	945,759,320

Luxembourg 0.4%
Other Securities		0.4	17,539,983

Netherlands 5.2%
Royal Dutch Shell plc, A Shares	1,465,947	1.2	47,740,550
Royal Dutch Shell plc, B Shares	1,949,651	1.6	64,377,743
Other Securities		2.4	95,985,000
		5.2	208,103,293

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.1%
Other Securities		0.1	5,041,694

Norway 1.0%
Equinor A.S.A.	733,428	0.5	18,864,764
Other Securities		0.5	19,105,220
		1.0	37,969,984

Portugal 0.2%
Other Securities		0.2	9,536,287

Singapore 0.8%
Other Securities		0.8	32,476,698

Spain 3.3%
Banco Santander S.A.	6,592,542	0.8	32,890,761
Repsol S.A.	798,030	0.4	15,380,728
Telefonica S.A.	2,930,146	0.6	23,820,246
Other Securities		1.5	57,240,015
		3.3	129,331,750

Sweden 2.5%
Other Securities		2.5	99,172,353

Switzerland 6.4%
Glencore plc *	5,549,192	0.6	22,614,981
Nestle S.A.	577,749	1.2	48,616,703
Novartis AG	430,870	0.9	35,811,530
Roche Holding AG	126,711	0.8	31,550,004
Other Securities		2.9	117,669,070
		6.4	256,262,288

United Kingdom 15.2%
AstraZeneca plc	328,927	0.6	24,774,941
BHP Billiton plc	853,398	0.5	18,233,090
BP plc	12,738,733	2.3	90,617,349
British American Tobacco plc	410,080	0.5	19,835,643
GlaxoSmithKline plc	1,438,337	0.7	29,171,332
HSBC Holdings plc	4,700,669	1.0	40,867,732
Rio Tinto plc	362,936	0.4	17,260,451
Vodafone Group plc	11,403,478	0.6	24,381,639
Other Securities		8.6	341,067,499
		15.2	606,209,676
Total Common Stock
(Cost $3,640,062,990)			3,942,381,549
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.6%
Volkswagen AG	106,457	0.5	17,444,820
Other Securities		0.1	5,760,790
		0.6	23,205,610

Spain 0.0%
Other Securities		0.0	564,835
Total Preferred Stock
(Cost $22,213,119)			23,770,445

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
Other Securities		0.2	8,241,889
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		0.4	16,735,335
Total Other Investment Companies
(Cost $24,977,224)			24,977,224

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	214	20,959,160	(49,845)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,379,924.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,691,540,447	$—	$—	$3,691,540,447
Australia	249,442,329	—	1,398,773	250,841,102
Preferred Stock[1]	23,770,445	—	—	23,770,445
Other Investment Companies[1]	24,977,224	—	—	24,977,224
Liabilities
Futures Contracts[2]	(49,845)	—	—	(49,845)
Total	$3,989,680,600	$—	$1,398,773	$3,991,079,373
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,670,517,998) including securities on loan of $15,379,924		$3,974,393,883
Collateral invested for securities on loan, at value (cost $16,735,335)		16,735,335
Deposit with broker for futures contracts		963,000
Foreign currency, at value (cost $740,502)		738,792
Receivables:
Dividends		11,832,637
Foreign tax reclaims		3,965,340
Income from securities on loan	+	38,408
Total assets		4,008,667,395
Liabilities
Collateral held for securities on loan		16,735,335
Payables:
Investments bought		98,506
Investment adviser fees		928,554
Variation margin on futures contracts		150,870
Due to custodian	+	577
Total liabilities		17,913,842
Net Assets
Total assets		4,008,667,395
Total liabilities	–	17,913,842
Net assets		$3,990,753,553
Net Assets by Source
Capital received from investors		3,666,188,300
Net investment income not yet distributed		84,848,115
Net realized capital losses		(64,126,284)
Net unrealized capital appreciation		303,843,422

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,990,753,553		135,200,000		$29.52

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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $8,421,387)		$84,035,613
Securities on loan, net	+	614,360
Total investment income		84,649,973
Expenses
Investment adviser fees		4,930,427
Total expenses	–	4,930,427
Net investment income		79,719,546
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $81)		(10,912,267)
Net realized gains on in-kind redemptions		6,771,741
Net realized losses on futures contracts		(1,093,905)
Net realized losses on foreign currency transactions	+	(802,686)
Net realized losses		(6,037,117)
Net change in unrealized appreciation (depreciation) on investments		(173,380,134)
Net change in unrealized appreciation (depreciation) on futures contracts		252,598
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(102,180)
Net change in unrealized appreciation (depreciation)	+	(173,229,716)
Net realized and unrealized losses		(179,266,833)
Decrease in net assets resulting from operations		($99,547,287)

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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$79,719,546	$78,866,280
Net realized losses		(6,037,117)	(15,919,242)
Net change in unrealized appreciation (depreciation)	+	(173,229,716)	398,279,028
Increase (decrease) in net assets resulting from operations		(99,547,287)	461,226,066
Distributions to Shareholders
Distributions from net investment income		$—	($78,147,240)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,300,000	$489,565,585	46,500,000	$1,341,365,449
Shares redeemed	+	(1,000,000)	(29,833,780)	(800,001)	(22,736,357)
Net transactions in fund shares		15,300,000	$459,731,805	45,699,999	$1,318,629,092
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		119,900,000	$3,630,569,035	74,200,001	$1,928,861,117
Total increase	+	15,300,000	360,184,518	45,699,999	1,701,707,918
End of period		135,200,000	$3,990,753,553	119,900,000	$3,630,569,035
Net investment income not yet distributed			$84,848,115		$5,128,569

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$36.02	$29.99	$24.81	$27.22	$27.75	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.56 [2]	0.62 [2]	0.55 [2]	0.43 [2]	0.41	0.15
Net realized and unrealized gains (losses)	(2.09)	6.11	5.18	(2.49)	(0.53) [3]	2.78
Total from investment operations	(1.53)	6.73	5.73	(2.06)	(0.12)	2.93
Less distributions:
Distributions from net investment income	—	(0.70)	(0.55)	(0.35)	(0.41)	(0.18)
Net asset value at end of period	$34.49	$36.02	$29.99	$24.81	$27.22	$27.75
Total return	(4.25%) [4]	22.47%	23.26%	(7.64%)	(0.32%)	11.73% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [5]	0.39%	0.46%	0.46%	0.46%	0.46% [5]
Net investment income (loss)	3.10% [5]	1.83%	1.94%	1.65%	1.73%	1.09% [5]
Portfolio turnover rate[6]	13% [4]	18%	25%	22%	21%	18% [4]
Net assets, end of period (x 1,000)	$1,965,990	$1,811,898	$866,749	$379,667	$68,046	$24,977

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Australia 5.6%
Computershare Ltd.	232,101	0.2	3,226,182
Dexus	395,330	0.2	3,064,877
Other Securities		5.2	104,541,138
		5.6	110,832,197

Austria 1.0%
Wienerberger AG	126,736	0.2	3,474,094
Other Securities		0.8	15,392,035
		1.0	18,866,129

Belgium 1.1%
Other Securities		1.1	22,410,523

Canada 9.6%
Aimia, Inc. *	999,394	0.2	3,150,051
Baytex Energy Corp. *	1,174,103	0.2	3,520,643
Emera, Inc. (a)	365,497	0.6	11,573,581
Enerplus Corp.	322,405	0.2	3,990,657
Precision Drilling Corp. *	896,935	0.2	3,508,086
Quebecor, Inc., Class B	161,060	0.2	3,246,027
TFI International, Inc.	105,151	0.2	3,906,219
Other Securities		7.8	156,405,713
		9.6	189,300,977

Denmark 1.4%
Rockwool International A/S, B Shares	8,176	0.2	3,549,790
Other Securities		1.2	24,667,680
		1.4	28,217,470

Finland 1.5%
Other Securities		1.5	29,187,963

France 4.1%
Dassault Systemes S.A.	24,750	0.2	4,020,008
Edenred	95,029	0.2	3,629,888
Elis S.A.	142,054	0.2	3,297,331
Vallourec S.A. *(a)	854,967	0.2	4,904,136
Other Securities		3.3	64,489,828
		4.1	80,341,191

Security	Number of Shares	% of Net Assets	Value ($)
Germany 3.2%
CECONOMY AG	410,230	0.2	3,125,376
Deutsche Wohnen SE	65,929	0.2	3,339,882
HOCHTIEF AG	19,672	0.2	3,199,793
Other Securities		2.6	52,332,883
		3.2	61,997,934

Hong Kong 4.4%
Sino Land Co., Ltd.	1,761,856	0.2	2,985,474
Tingyi Cayman Islands Holding Corp.	1,767,044	0.2	3,156,360
Other Securities		4.0	79,774,112
		4.4	85,915,946

Ireland 0.8%
Other Securities		0.8	15,904,424

Israel 0.9%
Israel Discount Bank Ltd., A Shares	930,551	0.2	3,257,471
The Israel Corp., Ltd.	11,595	0.2	3,495,187
Other Securities		0.5	10,467,683
		0.9	17,220,341

Italy 2.7%
Mediaset S.p.A. *(a)	1,105,088	0.2	3,299,284
Other Securities		2.5	50,796,196
		2.7	54,095,480

Japan 35.7%
Arcs Co., Ltd.	127,074	0.2	3,123,991
Fukuoka Financial Group, Inc.	548,347	0.2	3,080,851
Kanematsu Corp.	209,827	0.2	3,120,393
Kyowa Exeo Corp.	110,111	0.2	3,088,292
Marui Group Co., Ltd.	150,001	0.2	3,321,030
Nippon Building Fund, Inc.	519	0.2	3,028,300
Nippon Sheet Glass Co., Ltd.	302,654	0.2	3,201,634
Nomura Research Institute Ltd.	66,551	0.2	3,318,997
Sankyu, Inc.	59,310	0.2	3,155,783
SBI Holdings, Inc.	107,981	0.2	2,984,730
Shikoku Electric Power Co., Inc.	247,578	0.2	3,297,765
Sysmex Corp.	38,228	0.2	3,323,424
Taisho Pharmaceutical Holdings Co., Ltd.	32,986	0.2	3,581,652

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Taiyo Yuden Co., Ltd.	127,919	0.2	3,778,101
Other Securities		32.9	657,430,201
		35.7	702,835,144

Luxembourg 0.5%
Other Securities		0.5	10,344,516

Netherlands 1.9%
Other Securities		1.9	36,647,773

New Zealand 1.1%
Other Securities		1.1	22,527,891

Norway 1.9%
Petroleum Geo-Services A.S.A. *	1,095,362	0.2	4,268,699
TGS Nopec Geophysical Co. A.S.A.	109,717	0.2	4,178,658
Other Securities		1.5	28,232,795
		1.9	36,680,152

Portugal 0.5%
Other Securities		0.5	8,882,157

Singapore 1.7%
Other Securities		1.7	34,017,398

Spain 1.5%
Other Securities		1.5	28,711,446

Sweden 2.8%
Other Securities		2.8	55,088,915

Switzerland 3.2%
Sonova Holding AG	19,502	0.2	3,708,425
Other Securities		3.0	59,838,724
		3.2	63,547,149

United Kingdom 12.3%
Cobham plc *	2,143,667	0.2	3,466,070
IG Group Holdings plc	284,856	0.2	3,346,983
Janus Henderson Group plc	110,232	0.2	3,114,054
Man Group plc	1,437,893	0.2	3,210,772
Melrose Industries plc	3,179,759	0.5	9,212,212
NEX Group plc	247,717	0.2	3,387,125
Premier Oil plc *	2,792,749	0.2	4,501,044
Spirax-Sarco Engineering plc	32,825	0.2	3,041,963
Tullow Oil plc *	1,064,328	0.2	3,221,845
Other Securities		10.2	204,710,725
		12.3	241,212,793
Total Common Stock
(Cost $1,797,573,293)			1,954,785,909
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,912,391

Sweden 0.0%
Other Securities		0.0	384,469
Total Preferred Stock
(Cost $4,030,901)			4,296,860

Other Investment Companies 3.9% of net assets

United States 3.9%
Money Market Fund 0.1%
Other Securities		0.1	1,903,272
Securities Lending Collateral 3.8%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)		3.8	74,455,780
Total Other Investment Companies
(Cost $76,359,052)			76,359,052

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	63	6,170,220	(4,319)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,909,705.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,738,811,093	$—	$—	$1,738,811,093
Australia	110,627,089	—	205,108	110,832,197
Hong Kong	85,802,228	—	113,718	85,915,946
Luxembourg	10,344,516	—	— *	10,344,516
Portugal	8,882,157	—	— *	8,882,157
Preferred Stock[1]	4,296,860	—	—	4,296,860
Other Investment Companies[1]	76,359,052	—	—	76,359,052
Liabilities
Futures Contracts[2]	(4,319)	—	—	(4,319)
Total	$2,035,118,676	$—	$318,826	$2,035,437,502
*	Level 3 amount shown includes securities determined to have no value at August 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,803,507,466) including securities on loan of $67,909,705		$1,960,986,041
Collateral invested for securities on loan, at value (cost $74,455,780)		74,455,780
Deposit with broker for futures contracts		364,500
Foreign currency, at value (cost $1,348,219)		1,346,956
Receivables:
Dividends		3,039,314
Foreign tax reclaims		766,108
Income from securities on loan	+	230,432
Total assets		2,041,189,131
Liabilities
Collateral held for securities on loan		74,455,780
Payables:
Investment adviser fees		703,943
Variation margin on futures contracts	+	39,815
Total liabilities		75,199,538
Net Assets
Total assets		2,041,189,131
Total liabilities	–	75,199,538
Net assets		$1,965,989,593
Net Assets by Source
Capital received from investors		1,782,971,731
Net investment income not yet distributed		22,350,150
Net realized capital gains		3,186,697
Net unrealized capital appreciation		157,481,015

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,965,989,593		57,000,000		$34.49

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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,297,601)		$29,906,281
Income from non-cash dividends		3,157,497
Securities on loan, net	+	1,191,341
Total investment income		34,255,119
Expenses
Investment adviser fees		3,832,918
Total expenses	–	3,832,918
Net investment income		30,422,201
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,576,545)
Net realized gains on in-kind redemptions		31,789,136
Net realized losses on futures contracts		(584,439)
Net realized losses on foreign currency transactions	+	(474,411)
Net realized gains		21,153,741
Net change in unrealized appreciation (depreciation) on investments		(135,706,209)
Net change in unrealized appreciation (depreciation) on futures contracts		246,214
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(54,201)
Net change in unrealized appreciation (depreciation)	+	(135,514,196)
Net realized and unrealized losses		(114,360,455)
Decrease in net assets resulting from operations		($83,938,254)

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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$30,422,201	$24,963,590
Net realized gains		21,153,741	13,517,810
Net change in unrealized appreciation (depreciation)	+	(135,514,196)	218,486,523
Increase (decrease) in net assets resulting from operations		(83,938,254)	256,967,923
Distributions to Shareholders
Distributions from net investment income		$—	($31,960,170)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,900,000	$351,189,262	23,900,000	$801,658,390
Shares redeemed	+	(3,200,000)	(113,159,640)	(2,500,001)	(81,516,821)
Net transactions in fund shares		6,700,000	$238,029,622	21,399,999	$720,141,569
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,300,000	$1,811,898,225	28,900,001	$866,748,903
Total increase	+	6,700,000	154,091,368	21,399,999	945,149,322
End of period		57,000,000	$1,965,989,593	50,300,000	$1,811,898,225
Net investment income not yet distributed/Distributions in excess of net investment income			$22,350,150		($8,072,051)

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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/18– 8/31/18*	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$31.22	$26.06	$17.78	$24.16	$24.98	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.64 [2]	0.71 [2]	0.49 [2]	0.57 [2]	0.37	0.12
Net realized and unrealized gains (losses)	(3.66)	5.06	8.18	(6.58)	(0.87)	(0.00) [3]
Total from investment operations	(3.02)	5.77	8.67	(6.01)	(0.50)	0.12
Less distributions:
Distributions from net investment income	—	(0.61)	(0.39)	(0.37)	(0.32)	(0.14)
Net asset value at end of period	$28.20	$31.22	$26.06	$17.78	$24.16	$24.98
Total return	(9.67%) [4]	22.32%	49.03%	(24.92%)	(1.98%)	0.45% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [5]	0.39%	0.46%	0.46%	0.46%	0.46% [5]
Net investment income (loss)	4.24% [5]	2.48%	2.14%	2.80%	2.20%	1.01% [5]
Portfolio turnover rate[6]	8% [4]	14%	14%	20%	13%	6% [4]
Net assets, end of period (x 1,000)	$2,177,244	$2,200,763	$1,011,273	$359,092	$96,642	$22,482

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 93.2% of net assets

Brazil 5.1%
Ambev S.A.	2,092,740	0.4	9,574,561
Banco do Brasil S.A.	1,273,061	0.4	9,300,535
Petroleo Brasileiro S.A.	3,537,510	0.9	18,957,846
Vale S.A.	3,074,889	1.8	40,017,366
Other Securities		1.6	32,281,406
		5.1	110,131,714

Chile 0.6%
Other Securities		0.6	13,529,409

China 20.6%
Agricultural Bank of China Ltd., H Shares	19,966,847	0.4	9,666,835
Bank of China Ltd., H Shares	63,699,232	1.3	28,648,382
China Construction Bank Corp., H Shares	68,944,986	2.8	61,049,020
China Mobile Ltd.	4,587,809	2.0	43,137,294
China Petroleum & Chemical Corp., H Shares	51,382,581	2.4	51,651,641
China Telecom Corp., Ltd., H Shares	18,690,606	0.4	8,787,007
CNOOC Ltd.	17,674,092	1.4	31,254,876
Industrial & Commercial Bank of China Ltd., H Shares	50,081,619	1.7	36,880,551
PetroChina Co., Ltd., H Shares	28,346,516	1.0	21,091,319
Other Securities		7.2	155,741,777
		20.6	447,908,702

Colombia 0.6%
Ecopetrol S.A.	9,193,201	0.4	10,292,396
Other Securities		0.2	3,203,865
		0.6	13,496,261

Czech Republic 0.2%
Other Securities		0.2	5,181,310

Greece 0.5%
Other Securities		0.5	11,392,040

Hungary 0.4%
Other Securities		0.4	9,060,572

Security	Number of Shares	% of Net Assets	Value ($)
India 5.0%
Infosys Ltd.	716,315	0.7	14,554,295
Reliance Industries Ltd. GDR	631,579	1.0	21,852,633
Other Securities		3.3	71,938,508
		5.0	108,345,436

Indonesia 1.3%
Other Securities		1.3	27,510,892

Malaysia 1.7%
Other Securities		1.7	37,616,592

Mexico 4.0%
America Movil S.A.B. de C.V., Series L	40,219,631	1.6	33,760,889
Fomento Economico Mexicano S.A.B. de C.V.	1,139,305	0.5	10,886,871
Other Securities		1.9	42,293,297
		4.0	86,941,057

Peru 0.2%
Other Securities		0.2	3,389,121

Philippines 0.1%
Other Securities		0.1	2,981,085

Poland 1.7%
Polski Koncern Naftowy Orlen S.A.	351,071	0.4	9,370,923
Other Securities		1.3	27,046,319
		1.7	36,417,242

Republic of Korea 18.5%
Hyundai Mobis Co., Ltd.	69,903	0.6	14,066,633
Hyundai Motor Co.	172,659	0.9	19,388,560
Kia Motors Corp.	546,943	0.7	15,747,674
Korea Electric Power Corp.	437,421	0.6	11,985,214
LG Chem Ltd.	30,839	0.5	10,139,760
LG Display Co., Ltd.	462,164	0.4	8,822,697
LG Electronics, Inc.	142,342	0.5	9,820,658
POSCO	91,234	1.2	26,760,006
Samsung Electronics Co., Ltd.	2,856,188	5.7	124,315,958
Shinhan Financial Group Co., Ltd.	272,419	0.5	10,670,142
SK Hynix, Inc.	212,742	0.7	15,862,719

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
SK Innovation Co., Ltd.	93,870	0.8	16,275,354
Other Securities		5.4	119,279,939
		18.5	403,135,314

Russia 12.0%
Gazprom PJSC	39,636,717	4.1	88,243,421
LUKOIL PJSC	938,031	3.0	65,463,537
NOVATEK PJSC	798,343	0.6	12,836,783
Rosneft Oil Co. PJSC	1,769,871	0.5	11,448,996
Sberbank of Russia PJSC	5,708,660	0.7	15,425,661
Surgutneftegas PJSC	46,081,526	0.9	19,663,079
Tatneft PJSC	1,308,632	0.7	15,215,036
Other Securities		1.5	33,694,538
		12.0	261,991,051

South Africa 4.9%
MTN Group Ltd.	2,436,032	0.7	14,796,177
Sasol Ltd.	698,683	1.3	27,468,060
Standard Bank Group Ltd.	704,610	0.4	8,961,490
Other Securities		2.5	56,392,083
		4.9	107,617,810

Taiwan 12.6%
Hon Hai Precision Industry Co., Ltd.	16,315,911	2.0	42,761,870
Innolux Corp.	23,832,000	0.4	8,884,141
Taiwan Semiconductor Manufacturing Co., Ltd.	5,992,352	2.3	49,944,396
Other Securities		7.9	173,592,476
		12.6	275,182,883

Thailand 2.4%
PTT PCL NVDR	9,292,900	0.7	14,906,118
Other Securities		1.7	36,702,440
		2.4	51,608,558

Turkey 0.7%
Other Securities		0.7	14,144,442

United Arab Emirates 0.1%
Other Securities		0.1	2,653,990
Total Common Stock
(Cost $1,878,910,234)			2,030,235,481

Preferred Stock 6.5% of net assets

Brazil 4.1%
Banco Bradesco S.A.	2,005,882	0.6	13,816,881
Itau Unibanco Holding S.A.	2,090,132	1.0	21,443,625
Security	Number of Shares	% of Net Assets	Value ($)
Petroleo Brasileiro S.A.	4,647,185	1.0	21,723,935
Other Securities		1.5	32,104,669
		4.1	89,089,110

Colombia 0.1%
Other Securities		0.1	2,958,287

Republic of Korea 1.0%
Samsung Electronics Co., Ltd.	409,661	0.7	14,610,378
Other Securities		0.3	6,574,146
		1.0	21,184,524

Russia 1.3%
Transneft PJSC	8,860	0.9	18,745,059
Other Securities		0.4	8,613,776
		1.3	27,358,835
Total Preferred Stock
(Cost $130,883,330)			140,590,756

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
Other Securities		0.1	1,625,547
Total Other Investment Company
(Cost $1,625,547)			1,625,547

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/21/18	111	5,854,695	(27,627)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,018,843,441	$—	$—	$2,018,843,441
Greece	8,322,786	—	3,069,254	11,392,040
Preferred Stock[1]	140,590,756	—	—	140,590,756
Other Investment Company[1]	1,625,547	—	—	1,625,547
Liabilities
Futures Contracts[2]	(27,627)	—	—	(27,627)
Total	$2,169,354,903	$—	$3,069,254	$2,172,424,157
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,011,419,111)		$2,172,451,784
Cash		269,513
Deposit with broker for futures contracts		236,600
Foreign currency, at value (cost $738,430)		737,554
Receivables:
Investments sold		1,260,976
Dividends		4,026,124
Variation margin on futures contracts		34,542
Income from securities on loan	+	1,870
Total assets		2,179,018,963
Liabilities
Payables:
Investments bought		1,920
Investment adviser fees		789,361
Foreign capital gains tax	+	983,912
Total liabilities		1,775,193
Net Assets
Total assets		2,179,018,963
Total liabilities	–	1,775,193
Net assets		$2,177,243,770
Net Assets by Source
Capital received from investors		2,000,101,279
Net investment income not yet distributed		50,469,584
Net realized capital losses		(33,154,507)
Net unrealized capital appreciation		159,827,414

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,177,243,770		77,200,000		$28.20

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2018 through August 31, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,318,825)		$52,291,822
Securities on loan, net	+	6,613
Total investment income		52,298,435
Expenses
Investment adviser fees		4,405,173
Total expenses	–	4,405,173
Net investment income		47,893,262
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $5,723)		(8,843,353)
Net realized gains on in-kind redemptions		713,981
Net realized losses on futures contracts		(929,479)
Net realized losses on foreign currency transactions	+	(734,442)
Net realized losses		(9,793,293)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $519,672)		(264,839,360)
Net change in unrealized appreciation (depreciation) on futures contracts		319,034
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(169,701)
Net change in unrealized appreciation (depreciation)	+	(264,690,027)
Net realized and unrealized losses		(274,483,320)
Decrease in net assets resulting from operations		($226,590,058)

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/18-8/31/18		3/1/17-2/28/18
Net investment income		$47,893,262	$37,962,089
Net realized losses		(9,793,293)	(1,585,828)
Net change in unrealized appreciation (depreciation)	+	(264,690,027)	279,844,990
Increase (decrease) in net assets resulting from operations		(226,590,058)	316,221,251
Distributions to Shareholders
Distributions from net investment income		$—	($37,977,310)

Transactions in Fund Shares
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,800,000	$205,857,030	31,700,000	$911,245,219
Shares redeemed	+	(100,000)	(2,785,727)	(1)	(26)
Net transactions in fund shares		6,700,000	$203,071,303	31,699,999	$911,245,193
Shares Outstanding and Net Assets
		3/1/18-8/31/18		3/1/17-2/28/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,500,000	$2,200,762,525	38,800,001	$1,011,273,391
Total increase or decrease	+	6,700,000	(23,518,755)	31,699,999	1,189,489,134
End of period		77,200,000	$2,177,243,770	70,500,000	$2,200,762,525
Net investment income not yet distributed			$50,469,584		$2,576,322

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Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Mid-Cap ETF™
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Small-Cap ETF™
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. Dividend Equity ETF™
Schwab Fundamental International Large Company Index ETF	Schwab U.S. REIT ETF™
Schwab Fundamental International Small Company Index ETF	Schwab International Equity ETF™
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab International Small-Cap Equity ETF™
Schwab U.S. Broad Market ETF™	Schwab Emerging Markets Equity ETF™
Schwab 1000 Index® ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF™	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab U.S. Aggregate Bond ETF™
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2018 are disclosed in the Condensed Portfolio Holdings.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of August 31, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$5,247,514	($283,482)
Schwab Fundamental U.S. Large Company Index ETF	124,198,644	(4,557,692)
Schwab Fundamental U.S. Small Company Index ETF	84,930,290	(1,831,413)
Schwab Fundamental International Large Company Index ETF	55,338,398	(2,857,347)
Schwab Fundamental International Small Company Index ETF	7,425,680	(2,227,791)
Schwab Fundamental Emerging Markets Large Company Index ETF	14,724,144	(371,041)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$469,758	3
Schwab Fundamental U.S. Large Company Index ETF	7,626,417	55
Schwab Fundamental U.S. Small Company Index ETF	5,886,844	73
Schwab Fundamental International Large Company Index ETF	18,012,255	452
Schwab Fundamental International Small Company Index ETF	8,353,627	83
Schwab Fundamental Emerging Markets Large Company Index ETF	9,458,294	170

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$16,728,239	$14,564,438
Schwab Fundamental U.S. Large Company Index ETF	262,670,012	221,125,535
Schwab Fundamental U.S. Small Company Index ETF	560,975,887	462,846,627
Schwab Fundamental International Large Company Index ETF	282,039,140	203,922,871
Schwab Fundamental International Small Company Index ETF	293,073,761	238,325,296
Schwab Fundamental Emerging Markets Large Company Index ETF	400,931,626	183,165,396

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$16,425,809	$25,901,282
Schwab Fundamental U.S. Large Company Index ETF	565,185,746	108,279,359
Schwab Fundamental U.S. Small Company Index ETF	705,165,568	288,363,420
Schwab Fundamental International Large Company Index ETF	478,040,516	29,245,189
Schwab Fundamental International Small Company Index ETF	323,829,172	108,493,119
Schwab Fundamental Emerging Markets Large Company Index ETF	37,431,122	2,702,743
For the period ended August 31, 2018, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2018 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$220,786,682	$4,026,946,436	$3,070,750,737	$3,693,087,794	$1,881,676,558	$2,031,837,179
Gross unrealized appreciation	$58,601,150	$867,979,833	$672,905,253	$456,353,481	$263,437,343	$287,086,488
Gross unrealized depreciation	(10,467,130)	(129,916,711)	(105,720,441)	(158,361,902)	(109,676,399)	(146,499,510)
Net unrealized appreciation (depreciation)	$48,134,020	$738,063,122	$567,184,812	$297,991,579	$153,760,944	$140,586,978
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$3,482,373	$20,055,716	$31,402,387	$55,028,493	$16,613,693	$3,804,984
Total	$3,482,373	$20,055,716	$31,402,387	$55,028,493	$16,613,693	$3,804,984

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of February 28, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 5, 2018. The Board’s approval of the continuance of the
Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the selection criteria and composition of the peer category. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare

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Schwab Fundamental Index ETFs
the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that the operating expense ratio of certain Funds was below the average operating expense ratio charged by other funds in their peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	104	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	104	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	104	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	104	None

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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	104	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	104	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	104	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	104	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	104	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	104	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	104	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

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Schwab Fundamental Index ETFs
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the 3,000 largest companies in the U.S., representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex US Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex US Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex US Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the companies included in the Russell 3000 Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies in the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Notes

Schwab Fundamental Index ETFs
Schwab ETFs™

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR76318-05
00215302

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Adient plc	3,497	151,385
American Axle & Manufacturing Holdings, Inc. *	1,585	28,070
Aptiv plc	2,467	217,121
BorgWarner, Inc.	2,856	125,007
Cooper Tire & Rubber Co.	1,753	50,574
Cooper-Standard Holding, Inc. *	277	38,345
Dana, Inc.	2,589	50,667
Dorman Products, Inc. *	235	19,030
Ford Motor Co.	97,532	924,603
General Motors Co.	31,195	1,124,580
Gentex Corp.	2,288	53,494
Gentherm, Inc. *	337	16,581
Harley-Davidson, Inc.	3,579	152,537
LCI Industries	237	22,029
Lear Corp.	1,013	164,309
Modine Manufacturing Co. *	705	11,879
Standard Motor Products, Inc.	429	21,780
Superior Industries International, Inc.	1,246	27,038
Tenneco, Inc.	1,057	45,229
Tesla, Inc. *	8	2,413
The Goodyear Tire & Rubber Co.	6,612	150,026
Thor Industries, Inc.	549	52,397
Tower International, Inc.	388	13,114
Visteon Corp. *	676	74,624
Winnebago Industries, Inc.	308	11,381
		3,548,213

Banks 4.9%
Associated Banc-Corp.	1,191	32,455
BancorpSouth Bank	398	13,850
Bank of America Corp.	44,643	1,380,808
Bank of Hawaii Corp.	331	27,516
Bank OZK	334	13,514
BankUnited, Inc.	669	25,950
Banner Corp.	70	4,503
BB&T Corp.	5,704	294,669
BOK Financial Corp.	183	18,767
Capitol Federal Financial, Inc.	1,512	19,974
Cathay General Bancorp	328	13,874
Central Pacific Financial Corp.	152	4,306
Chemical Financial Corp.	111	6,340
CIT Group, Inc.	1,875	101,700
Citigroup, Inc.	22,853	1,628,048
Citizens Financial Group, Inc.	3,508	144,389
Columbia Banking System, Inc.	386	16,308
Comerica, Inc.	1,043	101,672
Commerce Bancshares, Inc.	565	40,149
Community Bank System, Inc.	193	12,763
Cullen/Frost Bankers, Inc.	315	34,930
CVB Financial Corp.	513	12,338
East West Bancorp, Inc.	650	41,203
Essent Group Ltd. *	143	6,200
F.N.B. Corp.	1,292	17,377
Security	Number of Shares	Value ($)
Fifth Third Bancorp	7,083	208,453
First BanCorp (Puerto Rico) *	381	3,334
First Citizens BancShares, Inc., Class A	35	16,625
First Commonwealth Financial Corp.	609	10,201
First Financial Bancorp	514	16,140
First Financial Bankshares, Inc.	284	17,154
First Hawaiian, Inc.	95	2,754
First Horizon National Corp.	1,351	24,885
First Midwest Bancorp, Inc.	257	6,985
First Republic Bank	474	48,154
Fulton Financial Corp.	1,716	31,231
Glacier Bancorp, Inc.	431	19,688
Great Western Bancorp, Inc.	387	16,850
Hancock Whitney Corp.	552	28,456
Home BancShares, Inc.	362	8,474
Huntington Bancshares, Inc.	5,968	96,741
IBERIABANK Corp.	143	12,391
International Bancshares Corp.	408	19,115
Investors Bancorp, Inc.	1,194	15,283
JPMorgan Chase & Co.	25,921	2,970,028
KeyCorp	6,177	130,149
M&T Bank Corp.	796	141,011
MB Financial, Inc.	429	20,789
MGIC Investment Corp. *	519	6,602
National Bank Holdings Corp., Class A	381	15,297
NBT Bancorp, Inc.	286	11,577
New York Community Bancorp, Inc.	6,132	66,042
Northwest Bancshares, Inc.	1,162	21,172
Ocwen Financial Corp. *	4,821	20,152
Old National Bancorp	1,006	20,422
PacWest Bancorp	585	29,537
Park National Corp.	99	10,905
People's United Financial, Inc.	3,251	60,176
PHH Corp. *	4,568	49,563
Popular, Inc.	996	50,139
Prosperity Bancshares, Inc.	277	20,731
Provident Financial Services, Inc.	388	9,789
Radian Group, Inc.	994	20,208
Regions Financial Corp.	8,797	171,190
Signature Bank	145	16,782
South State Corp.	60	4,947
SunTrust Banks, Inc.	3,771	277,395
SVB Financial Group *	143	46,153
Synovus Financial Corp.	644	32,239
TCF Financial Corp.	1,281	32,473
Texas Capital Bancshares, Inc. *	100	8,890
The Bank of NT Butterfield & Son Ltd.	202	10,674
The PNC Financial Services Group, Inc.	3,366	483,156
Trustmark Corp.	572	20,295
U.S. Bancorp	14,116	763,817
UMB Financial Corp.	208	15,650
Umpqua Holdings Corp.	1,081	23,133
Union Bankshares Corp.	189	7,862
United Bankshares, Inc.	477	18,794
United Community Banks, Inc.	142	4,308
Valley National Bancorp	2,002	24,124
Walker & Dunlop, Inc.	90	4,905
Washington Federal, Inc.	858	29,258
Webster Financial Corp.	503	32,886

1
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wells Fargo & Co.	47,315	2,766,981
WesBanco, Inc.	110	5,428
Westamerica Bancorp	252	16,136
Western Alliance Bancorp *	146	8,417
Wintrust Financial Corp.	193	17,090
Zions Bancorp	797	42,472
		13,176,261

Capital Goods 8.0%
3M Co.	5,000	1,054,600
A.O. Smith Corp.	776	45,070
AAON, Inc.	143	5,777
AAR Corp.	746	34,816
Actuant Corp., Class A	1,396	41,112
Acuity Brands, Inc.	289	44,171
AECOM *	2,609	87,767
Aegion Corp. *	701	17,497
AGCO Corp.	1,784	106,433
Air Lease Corp.	599	27,680
Aircastle Ltd.	745	15,585
Alamo Group, Inc.	80	7,624
Albany International Corp., Class A	220	16,973
Allegion plc	314	27,387
Allison Transmission Holdings, Inc.	1,381	68,580
Altra Industrial Motion Corp.	278	10,856
American Woodmark Corp. *	103	8,750
AMETEK, Inc.	1,421	109,360
Apogee Enterprises, Inc.	349	17,178
Applied Industrial Technologies, Inc.	650	50,082
Armstrong Flooring, Inc. *	1,071	18,753
Armstrong World Industries, Inc. *	562	39,228
Astec Industries, Inc.	286	13,914
Atkore International Group, Inc. *	560	15,333
AZZ, Inc.	305	16,394
Barnes Group, Inc.	409	27,836
Beacon Roofing Supply, Inc. *	636	23,583
BMC Stock Holdings, Inc. *	604	13,590
Briggs & Stratton Corp.	1,001	20,180
Builders FirstSource, Inc. *	276	4,311
BWX Technologies, Inc.	563	34,523
Carlisle Cos., Inc.	641	81,285
Caterpillar, Inc.	6,646	922,797
Chart Industries, Inc. *	340	25,687
CIRCOR International, Inc.	303	13,744
Colfax Corp. *	997	34,815
Comfort Systems USA, Inc.	442	25,371
Crane Co.	429	39,159
Cubic Corp.	363	27,479
Cummins, Inc.	2,465	349,537
Curtiss-Wright Corp.	341	45,677
Deere & Co.	4,836	695,417
Donaldson Co., Inc.	1,163	58,848
Dover Corp.	2,021	173,543
DXP Enterprises, Inc. *	130	5,966
Dycom Industries, Inc. *	235	19,719
Eaton Corp. plc	5,623	467,496
EMCOR Group, Inc.	923	73,932
Emerson Electric Co.	9,657	740,982
Encore Wire Corp.	429	21,557
EnerSys	639	53,031
EnPro Industries, Inc.	143	10,735
ESCO Technologies, Inc.	286	19,348
Esterline Technologies Corp. *	429	36,873
Fastenal Co.	2,591	151,211
Federal Signal Corp.	640	16,659
Flowserve Corp.	2,808	146,353
Fluor Corp.	6,187	355,196
Security	Number of Shares	Value ($)
Fortive Corp.	1,751	147,049
Fortune Brands Home & Security, Inc.	1,163	61,616
Franklin Electric Co., Inc.	446	21,809
GATX Corp.	715	60,382
Generac Holdings, Inc. *	781	43,338
General Dynamics Corp.	2,738	529,529
General Electric Co.	158,992	2,057,356
Gibraltar Industries, Inc. *	303	13,756
Global Brass & Copper Holdings, Inc.	345	13,300
GMS, Inc. *	193	4,796
Graco, Inc.	947	44,518
Granite Construction, Inc.	567	25,901
Griffon Corp.	681	12,428
H&E Equipment Services, Inc.	578	20,120
Harris Corp.	890	144,634
Harsco Corp. *	1,248	35,256
HD Supply Holdings, Inc. *	1,123	51,198
HEICO Corp.	73	6,620
HEICO Corp., Class A	88	6,556
Herc Holdings, Inc. *	442	23,240
Hexcel Corp.	723	47,805
Hillenbrand, Inc.	572	29,258
Honeywell International, Inc.	5,450	866,877
Hubbell, Inc.	699	88,326
Huntington Ingalls Industries, Inc.	351	85,809
Hyster-Yale Materials Handling, Inc.	236	14,561
IDEX Corp.	465	71,243
Illinois Tool Works, Inc.	3,817	530,105
Ingersoll-Rand plc	2,471	250,288
ITT, Inc.	757	44,746
Jacobs Engineering Group, Inc.	2,588	188,122
John Bean Technologies Corp.	50	5,915
Johnson Controls International plc	5,991	226,280
Kaman Corp.	286	18,650
KBR, Inc.	3,090	64,828
Kennametal, Inc.	1,160	47,374
KLX, Inc. *	362	26,730
L3 Technologies, Inc.	286	61,124
Lennox International, Inc.	209	46,567
Lincoln Electric Holdings, Inc.	808	76,081
Lindsay Corp.	145	13,887
Lockheed Martin Corp.	1,921	615,508
Masco Corp.	1,612	61,208
Masonite International Corp. *	260	17,407
MasTec, Inc. *	759	33,244
Maxar Technologies Ltd.	738	22,915
Meritor, Inc. *	565	12,238
Milacron Holdings Corp. *	153	3,244
Moog, Inc., Class A	489	38,587
MRC Global, Inc. *	2,793	57,564
MSC Industrial Direct Co., Inc., Class A	652	55,733
Mueller Industries, Inc.	1,480	47,316
Mueller Water Products, Inc., Class A	1,041	12,044
MYR Group, Inc. *	446	15,507
National Presto Industries, Inc.	108	14,321
Nordson Corp.	364	50,603
Northrop Grumman Corp.	1,802	537,879
NOW, Inc. *	4,232	72,748
Oshkosh Corp.	1,343	94,359
Owens Corning	1,340	75,871
PACCAR, Inc.	4,720	322,942
Parker-Hannifin Corp.	1,613	283,243
Pentair plc	1,669	72,568
Primoris Services Corp.	608	15,236
Quanex Building Products Corp.	572	9,381
Quanta Services, Inc. *	3,740	129,367
Raven Industries, Inc.	433	20,957
Raytheon Co.	2,565	511,564

2
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	109	16,329
Regal Beloit Corp.	691	57,837
Rexnord Corp. *	858	24,908
Rockwell Automation, Inc.	942	170,464
Rockwell Collins, Inc.	921	125,210
Roper Technologies, Inc.	356	106,220
Rush Enterprises, Inc., Class A	661	28,397
Simpson Manufacturing Co., Inc.	429	32,934
Snap-on, Inc.	539	95,284
Spirit AeroSystems Holdings, Inc., Class A	923	78,916
SPX FLOW, Inc. *	746	35,763
Standex International Corp.	92	9,927
Stanley Black & Decker, Inc.	1,420	199,553
Teledyne Technologies, Inc. *	241	57,180
Tennant Co.	280	21,434
Terex Corp.	1,620	62,775
Textainer Group Holdings Ltd. *	725	10,947
Textron, Inc.	2,955	203,984
The Boeing Co.	3,381	1,158,973
The Greenbrier Cos., Inc.	553	32,074
The Middleby Corp. *	238	28,926
The Timken Co.	1,366	66,456
The Toro Co.	750	45,592
Titan International, Inc.	1,251	9,357
Titan Machinery, Inc. *	228	4,118
TransDigm Group, Inc. *	359	125,650
Trex Co., Inc. *	80	6,776
TriMas Corp. *	494	15,166
Trinity Industries, Inc.	2,972	106,516
Triton International Ltd.	440	16,623
Triumph Group, Inc.	1,399	29,099
Tutor Perini Corp. *	1,168	23,769
United Rentals, Inc. *	1,000	155,870
United Technologies Corp.	10,221	1,346,106
Univar, Inc. *	923	25,678
Universal Forest Products, Inc.	1,126	42,180
USG Corp. *	640	27,584
Valmont Industries, Inc.	362	50,825
Veritiv Corp. *	788	37,627
W.W. Grainger, Inc.	928	328,577
Wabash National Corp.	1,124	20,502
WABCO Holdings, Inc. *	429	52,801
Wabtec Corp.	714	77,340
Watsco, Inc.	326	57,047
Watts Water Technologies, Inc., Class A	286	23,581
Welbilt, Inc. *	1,275	28,216
WESCO International, Inc. *	1,417	86,649
Woodward, Inc.	507	40,844
Xylem, Inc.	1,071	81,300
		21,458,776

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,391	44,123
ACCO Brands Corp.	1,644	20,386
Advanced Disposal Services, Inc. *	168	4,482
ASGN, Inc. *	338	31,295
Brady Corp., Class A	578	23,380
CBIZ, Inc. *	607	14,507
Cimpress N.V. *	115	16,100
Cintas Corp.	697	148,719
Clean Harbors, Inc. *	625	42,869
Copart, Inc. *	1,065	68,490
CoStar Group, Inc. *	40	17,686
Covanta Holding Corp.	2,353	41,530
Deluxe Corp.	572	33,874
Equifax, Inc.	667	89,358
Essendant, Inc.	4,804	69,322
Security	Number of Shares	Value ($)
Exponent, Inc.	259	13,559
FTI Consulting, Inc. *	719	54,802
Healthcare Services Group, Inc.	429	17,679
Herman Miller, Inc.	858	32,861
HNI Corp.	748	32,987
Huron Consulting Group, Inc. *	472	23,364
ICF International, Inc.	215	17,555
IHS Markit Ltd. *	967	53,185
Insperity, Inc.	273	32,719
Interface, Inc.	496	11,681
KAR Auction Services, Inc.	975	61,123
Kelly Services, Inc., Class A	1,573	39,655
Kforce, Inc.	666	28,005
Kimball International, Inc., Class B	553	9,661
Knoll, Inc.	676	15,913
Korn/Ferry International	377	25,308
LSC Communications, Inc.	3,762	46,009
ManpowerGroup, Inc.	1,795	168,245
Matthews International Corp., Class A	335	17,387
McGrath RentCorp	286	16,588
Mobile Mini, Inc.	280	12,012
MSA Safety, Inc.	286	28,912
Navigant Consulting, Inc. *	824	19,685
Nielsen Holdings plc	4,121	107,146
Pitney Bowes, Inc.	6,290	45,665
Quad/Graphics, Inc.	1,178	26,823
R.R. Donnelley & Sons Co.	5,670	28,690
Republic Services, Inc.	2,263	166,014
Robert Half International, Inc.	1,760	137,597
Rollins, Inc.	326	19,586
SP Plus Corp. *	85	3,307
Steelcase, Inc., Class A	1,893	27,638
Stericycle, Inc. *	657	40,530
Team, Inc. *	710	16,543
Tetra Tech, Inc.	663	46,277
The Brink's Co.	337	25,309
The Dun & Bradstreet Corp.	456	65,172
TransUnion	280	21,084
TrueBlue, Inc. *	810	23,733
UniFirst Corp.	143	26,484
Verisk Analytics, Inc. *	493	58,711
Viad Corp.	336	20,698
Waste Management, Inc.	4,026	365,963
		2,717,986

Consumer Durables & Apparel 1.6%
American Outdoor Brands Corp. *	1,329	18,646
Brunswick Corp.	900	59,778
Callaway Golf Co.	558	12,728
Carter's, Inc.	530	56,143
Cavco Industries, Inc. *	20	4,908
Columbia Sportswear Co.	286	25,940
Crocs, Inc. *	1,284	26,527
D.R. Horton, Inc.	2,356	104,866
Deckers Outdoor Corp. *	553	67,378
Ethan Allen Interiors, Inc.	455	10,124
Fossil Group, Inc. *	7,895	178,980
G-III Apparel Group Ltd. *	879	39,977
Garmin Ltd.	1,306	88,991
GoPro, Inc., Class A *(a)	2,183	13,993
Hanesbrands, Inc.	3,406	59,741
Hasbro, Inc.	1,048	104,077
Helen of Troy Ltd. *	339	40,324
iRobot Corp. *	152	17,252
KB Home	685	17,022
La-Z-Boy, Inc.	858	28,529
Leggett & Platt, Inc.	1,716	77,975

3
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lennar Corp., Class A	1,600	82,672
Lululemon Athletica, Inc. *	524	81,183
M.D.C Holdings, Inc.	580	18,386
M/I Homes, Inc. *	321	8,317
Mattel, Inc. *	10,057	155,180
Meritage Homes Corp. *	474	20,453
Michael Kors Holdings Ltd. *	2,246	163,105
Mohawk Industries, Inc. *	396	75,870
Movado Group, Inc.	307	13,078
Newell Brands, Inc.	2,858	62,076
NIKE, Inc., Class B	10,692	878,882
NVR, Inc. *	31	82,722
Oxford Industries, Inc.	261	24,296
Polaris Industries, Inc.	810	87,844
PulteGroup, Inc.	3,348	93,577
PVH Corp.	734	105,079
Ralph Lauren Corp.	1,420	188,590
Skechers U.S.A., Inc., Class A *	932	27,475
Steven Madden Ltd.	857	49,835
Sturm Ruger & Co., Inc.	336	21,991
Tapestry, Inc.	4,259	215,889
Taylor Morrison Home Corp., Class A *	952	18,526
Tempur Sealy International, Inc. *	505	27,972
Toll Brothers, Inc.	829	30,035
TopBuild Corp. *	307	19,120
TRI Pointe Group, Inc. *	992	14,374
Tupperware Brands Corp.	1,035	33,658
Under Armour, Inc., Class A *	1,318	26,953
Under Armour, Inc., Class C *	1,201	22,783
Unifi, Inc. *	308	9,797
Universal Electronics, Inc. *	237	10,238
VF Corp.	3,423	315,361
Vista Outdoor, Inc. *	2,117	39,101
Whirlpool Corp.	1,251	156,350
Wolverine World Wide, Inc.	954	37,378
		4,272,045

Consumer Services 1.9%
Adtalem Global Education, Inc. *	1,279	61,200
American Public Education, Inc. *	383	13,309
Aramark	2,612	107,301
BJ's Restaurants, Inc.	379	28,690
Bloomin' Brands, Inc.	1,481	28,583
Boyd Gaming Corp.	488	17,773
Bright Horizons Family Solutions, Inc. *	214	25,558
Brinker International, Inc.	1,500	66,420
Caesars Entertainment Corp. *	821	8,374
Career Education Corp. *	1,518	24,212
Carnival Corp.	4,164	256,044
Chipotle Mexican Grill, Inc. *	272	129,249
Choice Hotels International, Inc.	266	20,761
Churchill Downs, Inc.	68	19,217
Cracker Barrel Old Country Store, Inc.	207	30,862
Darden Restaurants, Inc.	1,270	147,371
Dave & Buster's Entertainment, Inc. *	236	13,728
Dine Brands Global, Inc.	379	31,616
Domino's Pizza, Inc.	238	71,057
Dunkin' Brands Group, Inc.	484	35,279
Extended Stay America, Inc.	1,703	34,367
Fiesta Restaurant Group, Inc. *	480	13,800
Graham Holdings Co., Class B	67	37,698
Grand Canyon Education, Inc. *	202	24,066
H&R Block, Inc.	2,959	80,071
Hilton Grand Vacations, Inc. *	292	9,537
Hilton Worldwide Holdings, Inc.	726	56,352
Houghton Mifflin Harcourt Co. *	2,697	17,396
Hyatt Hotels Corp., Class A	336	25,993
Security	Number of Shares	Value ($)
ILG, Inc.	455	15,529
International Game Technology plc	1,971	41,470
International Speedway Corp., Class A	283	12,495
Jack in the Box, Inc.	402	36,437
K12, Inc. *	911	15,086
Las Vegas Sands Corp.	3,300	215,886
Laureate Education, Inc., Class A *	346	5,526
Marriott International, Inc., Class A	1,313	166,055
Marriott Vacations Worldwide Corp.	201	23,919
McDonald's Corp.	8,136	1,319,903
MGM Resorts International	3,563	103,291
Norwegian Cruise Line Holdings Ltd. *	787	42,191
Penn National Gaming, Inc. *	919	31,669
Pinnacle Entertainment, Inc. *	940	32,186
Red Robin Gourmet Burgers, Inc. *	280	11,564
Red Rock Resorts, Inc., Class A	377	12,305
Regis Corp. *	1,259	26,930
Royal Caribbean Cruises Ltd.	1,108	135,819
SeaWorld Entertainment, Inc. *	2,120	62,158
Service Corp. International	1,398	58,660
ServiceMaster Global Holdings, Inc. *	413	24,892
Six Flags Entertainment Corp.	777	52,486
Sonic Corp.	443	15,886
Sotheby's *	420	20,168
Starbucks Corp.	7,227	386,283
Strategic Education, Inc.	312	43,296
Texas Roadhouse, Inc.	572	39,439
The Cheesecake Factory, Inc.	832	44,238
The Wendy's Co.	3,479	61,404
Vail Resorts, Inc.	116	34,574
Weight Watchers International, Inc. *	474	35,503
Wyndham Destinations, Inc.	1,435	63,427
Wyndham Hotels & Resorts, Inc.	1,352	76,726
Wynn Resorts Ltd.	710	105,322
Yum China Holdings, Inc.	2,688	103,972
Yum! Brands, Inc.	3,251	282,479
		5,195,058

Diversified Financials 4.5%
Affiliated Managers Group, Inc.	304	44,411
AGNC Investment Corp.	3,822	72,694
Ally Financial, Inc.	12,139	326,296
American Express Co.	9,155	970,247
Ameriprise Financial, Inc.	2,106	298,968
Annaly Capital Management, Inc.	10,677	113,390
Artisan Partners Asset Management, Inc., Class A	163	5,403
Berkshire Hathaway, Inc., Class B *	13,844	2,889,520
BGC Partners, Inc., Class A	1,626	20,195
BlackRock, Inc.	679	325,282
Cannae Holdings, Inc. *	2,508	48,756
Capital One Financial Corp.	7,616	754,669
Capstead Mortgage Corp.	1,329	11,164
Cboe Global Markets, Inc.	360	36,288
Chimera Investment Corp.	2,010	37,446
CME Group, Inc.	1,351	236,060
Cohen & Steers, Inc.	120	4,988
Credit Acceptance Corp. *	78	35,623
Discover Financial Services	6,026	470,751
Donnelley Financial Solutions, Inc. *	691	14,435
E*TRADE Financial Corp. *	830	48,854
Eaton Vance Corp.	817	43,080
Encore Capital Group, Inc. *	211	8,176
Enova International, Inc. *	659	21,879
Evercore, Inc., Class A	243	25,794
EZCORP, Inc., Class A *	1,540	17,094
FactSet Research Systems, Inc.	172	39,455

4
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Federated Investors, Inc., Class B	1,297	30,039
FirstCash, Inc.	198	16,097
Franklin Resources, Inc.	6,093	193,392
Green Dot Corp., Class A *	70	5,997
Greenhill & Co., Inc.	804	22,110
Intercontinental Exchange, Inc.	1,330	101,386
Invesco Ltd.	5,013	120,813
Invesco Mortgage Capital, Inc.	1,181	19,168
Jefferies Financial Group, Inc.	3,153	73,213
Ladder Capital Corp., Class A	188	3,266
Lazard Ltd., Class A	879	42,315
Legg Mason, Inc.	2,194	68,453
LPL Financial Holdings, Inc.	1,181	78,229
MarketAxess Holdings, Inc.	86	16,325
MFA Financial, Inc.	4,225	32,363
Moody's Corp.	857	152,563
Morgan Stanley	6,173	301,428
Morningstar, Inc.	171	24,337
MSCI, Inc.	415	74,808
Nasdaq, Inc.	698	66,617
Navient Corp.	13,136	179,175
Nelnet, Inc., Class A	302	17,410
New Residential Investment Corp.	1,913	35,524
New York Mortgage Trust, Inc.	1,964	12,570
Northern Trust Corp.	1,131	121,537
OneMain Holdings, Inc. *	647	23,745
PennyMac Mortgage Investment Trust	1,180	23,576
Piper Jaffray Cos.	60	4,620
PRA Group, Inc. *	645	23,575
Raymond James Financial, Inc.	572	53,219
Redwood Trust, Inc.	892	15,146
S&P Global, Inc.	1,038	214,918
Santander Consumer USA Holdings, Inc.	3,794	81,875
SEI Investments Co.	769	48,509
SLM Corp. *	7,483	87,701
Starwood Property Trust, Inc.	1,656	36,482
State Street Corp.	3,029	263,250
Stifel Financial Corp.	365	20,393
Synchrony Financial	9,956	315,306
T. Rowe Price Group, Inc.	2,350	272,341
TD Ameritrade Holding Corp.	1,238	72,510
The Bank of New York Mellon Corp.	7,513	391,803
The Charles Schwab Corp. (b)	2,501	127,026
The Goldman Sachs Group, Inc.	4,442	1,056,352
Two Harbors Investment Corp.	2,462	38,456
Virtus Investment Partners, Inc.	40	5,160
Voya Financial, Inc.	2,869	143,651
Waddell & Reed Financial, Inc., Class A	2,623	52,512
World Acceptance Corp. *	224	26,569
		12,128,748

Energy 12.7%
Anadarko Petroleum Corp.	6,446	415,122
Andeavor	3,426	523,459
Antero Resources Corp. *	1,855	34,336
Apache Corp.	8,252	361,685
Archrock, Inc.	1,996	25,249
Baker Hughes a GE Co.	11,932	393,398
Bristow Group, Inc. *	2,308	25,296
Cabot Oil & Gas Corp.	2,142	51,044
CARBO Ceramics, Inc. *	1,715	14,835
Chesapeake Energy Corp. *	21,197	93,903
Chevron Corp.	44,280	5,245,409
Cimarex Energy Co.	440	37,171
Cloud Peak Energy, Inc. *	6,583	15,536
CNX Resources Corp. *	3,643	58,069
Concho Resources, Inc. *	567	77,764
Security	Number of Shares	Value ($)
ConocoPhillips	32,391	2,378,471
Continental Resources, Inc. *	446	29,414
CVR Energy, Inc.	704	26,787
Delek US Holdings, Inc.	2,563	139,684
Denbury Resources, Inc. *	12,292	68,466
Devon Energy Corp.	5,059	217,183
Diamond Offshore Drilling, Inc. *(a)	3,946	68,739
Dril-Quip, Inc. *	707	37,224
Energen Corp. *	672	52,114
EOG Resources, Inc.	3,521	416,288
EQT Corp.	1,252	63,877
Exterran Corp. *	828	22,679
Exxon Mobil Corp.	111,402	8,931,098
Forum Energy Technologies, Inc. *	1,361	16,264
Frank's International N.V. *	715	6,313
Golar LNG Ltd.	478	12,218
Green Plains, Inc.	1,764	31,311
Halliburton Co.	12,930	515,778
Helix Energy Solutions Group, Inc. *	2,213	20,714
Helmerich & Payne, Inc.	2,115	138,681
Hess Corp.	10,582	712,592
HollyFrontier Corp.	8,324	620,304
International Seaways, Inc. *	203	4,166
Kinder Morgan, Inc.	27,382	484,661
Kosmos Energy Ltd. *	1,695	15,323
Marathon Oil Corp.	28,972	623,188
Marathon Petroleum Corp.	14,807	1,218,468
Matrix Service Co. *	799	16,699
McDermott International, Inc. *	4,692	90,743
Murphy Oil Corp.	7,665	236,312
Nabors Industries Ltd.	17,692	109,160
National Oilwell Varco, Inc.	12,591	592,658
Newfield Exploration Co. *	660	18,005
Newpark Resources, Inc. *	1,991	20,906
Noble Corp. plc *	27,381	167,024
Noble Energy, Inc.	5,618	166,967
Nordic American Tankers Ltd. (a)	5,287	11,790
Oasis Petroleum, Inc. *	3,176	42,749
Occidental Petroleum Corp.	12,664	1,011,474
Oceaneering International, Inc. *	4,070	115,059
Oil States International, Inc. *	1,771	59,948
ONEOK, Inc.	1,906	125,624
Parsley Energy, Inc., Class A *	163	4,527
Patterson-UTI Energy, Inc.	4,025	68,948
PBF Energy, Inc., Class A	3,730	193,662
PDC Energy, Inc. *	280	14,753
Peabody Energy Corp.	1,502	62,048
Phillips 66	14,836	1,758,214
Pioneer Natural Resources Co.	693	121,067
QEP Resources, Inc. *	7,354	73,319
Range Resources Corp.	2,967	48,718
Renewable Energy Group, Inc. *	1,377	37,110
REX American Resources Corp. *	139	11,201
Rowan Cos. plc, Class A *	3,158	44,338
RPC, Inc.	751	10,274
Schlumberger Ltd.	19,843	1,253,284
Scorpio Tankers, Inc.	4,523	8,684
SEACOR Holdings, Inc. *	381	19,602
SemGroup Corp., Class A	921	22,288
Ship Finance International Ltd.	1,105	15,691
SM Energy Co.	3,093	93,068
Superior Energy Services, Inc. *	6,712	60,408
Targa Resources Corp.	1,410	77,649
Teekay Corp.	3,359	22,774
The Williams Cos., Inc.	9,243	273,500
Tidewater, Inc. *	171	5,472
Transocean Ltd. *	19,342	234,232
Unit Corp. *	1,021	26,842

5
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
US Silica Holdings, Inc.	439	9,302
Valero Energy Corp.	17,146	2,021,170
Weatherford International plc *	40,910	99,002
Whiting Petroleum Corp. *	2,079	105,842
World Fuel Services Corp.	11,189	313,628
WPX Energy, Inc. *	2,240	42,717
		34,182,733

Food & Staples Retailing 3.0%
Casey's General Stores, Inc.	718	81,974
Costco Wholesale Corp.	6,062	1,413,234
Ingles Markets, Inc., Class A	852	30,629
Performance Food Group Co. *	1,428	47,267
PriceSmart, Inc.	357	31,005
Rite Aid Corp. *(a)	38,277	52,440
SpartanNash Co.	2,255	48,144
Sprouts Farmers Market, Inc. *	1,376	36,423
SUPERVALU, Inc. *	1,683	54,344
Sysco Corp.	7,269	543,867
The Andersons, Inc.	1,106	45,180
The Kroger Co.	29,745	936,968
United Natural Foods, Inc. *	1,693	60,118
US Foods Holding Corp. *	2,833	92,327
Walgreens Boots Alliance, Inc.	13,561	929,742
Walmart, Inc.	36,753	3,523,143
Weis Markets, Inc.	370	17,238
		7,944,043

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	15,272	893,717
Archer-Daniels-Midland Co.	22,169	1,117,318
B&G Foods, Inc.	611	19,521
Brown-Forman Corp., Class B	2,080	108,618
Bunge Ltd.	6,487	421,525
Cal-Maine Foods, Inc.	582	28,780
Calavo Growers, Inc.	94	9,950
Campbell Soup Co.	1,907	75,231
Conagra Brands, Inc.	4,010	147,367
Constellation Brands, Inc., Class A	483	100,561
Darling Ingredients, Inc. *	2,141	42,349
Dean Foods Co.	3,711	28,278
Flowers Foods, Inc.	2,473	49,831
Fresh Del Monte Produce, Inc.	893	33,434
General Mills, Inc.	8,543	393,063
Hormel Foods Corp.	2,722	106,566
Ingredion, Inc.	868	87,729
J&J Snack Foods Corp.	143	20,807
John B Sanfilippo & Son, Inc.	60	4,384
Kellogg Co.	2,662	191,105
Lamb Weston Holdings, Inc.	967	65,369
Lancaster Colony Corp.	208	32,504
McCormick & Co., Inc. Non-Voting Shares	873	109,020
Molson Coors Brewing Co., Class B	1,435	95,772
Mondelez International, Inc., Class A	19,239	821,890
Monster Beverage Corp. *	1,111	67,649
PepsiCo, Inc.	13,848	1,551,114
Philip Morris International, Inc.	16,432	1,279,888
Pilgrim's Pride Corp. *	945	17,473
Pinnacle Foods, Inc.	692	45,963
Post Holdings, Inc. *	210	20,425
Sanderson Farms, Inc.	366	38,708
The Boston Beer Co., Inc., Class A *	84	25,465
The Coca-Cola Co.	35,111	1,564,897
The Hain Celestial Group, Inc. *	739	21,106
The Hershey Co.	1,173	117,910
The J.M. Smucker Co.	1,504	155,484
Security	Number of Shares	Value ($)
The Kraft Heinz Co.	4,455	259,593
TreeHouse Foods, Inc. *	798	41,576
Tyson Foods, Inc., Class A	4,589	288,235
Universal Corp.	838	50,112
Vector Group Ltd.	690	10,716
		10,561,003

Health Care Equipment & Services 6.3%
Abbott Laboratories	10,394	694,735
Acadia Healthcare Co., Inc. *	296	12,293
Aetna, Inc.	3,624	725,778
Align Technology, Inc. *	82	31,692
Allscripts Healthcare Solutions, Inc. *	1,920	28,051
Amedisys, Inc. *	223	27,877
AmerisourceBergen Corp.	1,475	132,706
AMN Healthcare Services, Inc. *	233	13,584
Anthem, Inc.	4,729	1,251,908
athenahealth, Inc. *	70	10,773
Avanos Medical, Inc. *	505	36,411
Baxter International, Inc.	3,046	226,531
Becton Dickinson & Co.	1,422	372,379
Boston Scientific Corp. *	3,340	118,770
Brookdale Senior Living, Inc. *	4,323	42,884
Cantel Medical Corp.	50	4,850
Cardinal Health, Inc.	9,854	514,280
Centene Corp. *	1,014	148,531
Cerner Corp. *	1,405	91,480
Chemed Corp.	138	44,649
Cigna Corp.	1,473	277,425
Community Health Systems, Inc. *	18,567	72,040
CONMED Corp.	286	23,003
CVS Health Corp.	29,959	2,254,115
Danaher Corp.	2,927	303,062
DaVita, Inc. *	2,005	138,926
DENTSPLY SIRONA, Inc.	1,218	48,623
Diplomat Pharmacy, Inc. *	776	16,032
Edwards Lifesciences Corp. *	663	95,631
Encompass Health Corp.	733	59,805
Envision Healthcare Corp. *	778	35,290
Express Scripts Holding Co. *	17,371	1,528,995
Globus Medical, Inc., Class A *	221	11,773
Haemonetics Corp. *	242	27,017
HCA Healthcare, Inc.	4,420	592,766
Henry Schein, Inc. *	2,054	159,555
Hill-Rom Holdings, Inc.	389	37,838
HMS Holdings Corp. *	583	18,685
Hologic, Inc. *	979	38,925
Humana, Inc.	2,047	682,183
IDEXX Laboratories, Inc. *	104	26,420
Integer Holdings Corp. *	80	6,392
Integra LifeSciences Holdings Corp. *	178	10,586
Intuitive Surgical, Inc. *	257	143,920
Invacare Corp.	767	11,658
Laboratory Corp. of America Holdings *	682	117,897
LHC Group, Inc. *	160	15,829
LifePoint Health, Inc. *	1,264	81,402
LivaNova plc *	150	18,833
Magellan Health, Inc. *	671	49,319
Masimo Corp. *	214	25,228
McKesson Corp.	4,516	581,435
MEDNAX, Inc. *	1,195	56,583
Medtronic plc	9,975	961,690
Molina Healthcare, Inc. *	597	82,386
NuVasive, Inc. *	223	15,652
Owens & Minor, Inc.	4,330	73,523
Patterson Cos., Inc.	2,293	51,707
Premier, Inc., Class A *	266	11,765

6
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Quality Systems, Inc. *	701	16,046
Quest Diagnostics, Inc.	1,891	207,972
ResMed, Inc.	740	82,443
Select Medical Holdings Corp. *	2,149	42,550
STERIS plc	455	52,061
Stryker Corp.	1,563	264,819
Teleflex, Inc.	151	37,362
Tenet Healthcare Corp. *	4,180	140,950
The Cooper Cos., Inc.	177	45,273
The Ensign Group, Inc.	448	17,503
The Providence Service Corp. *	60	4,028
Tivity Health, Inc. *	143	4,919
Triple-S Management Corp., Class B *	858	18,679
UnitedHealth Group, Inc.	7,860	2,110,096
Universal Health Services, Inc., Class B	1,141	148,513
Varex Imaging Corp. *	100	3,140
Varian Medical Systems, Inc. *	730	81,775
WellCare Health Plans, Inc. *	431	130,408
West Pharmaceutical Services, Inc.	331	38,744
Zimmer Biomet Holdings, Inc.	1,362	168,384
		16,909,741

Household & Personal Products 1.5%
Central Garden & Pet Co. *	100	3,970
Central Garden & Pet Co., Class A *	306	11,117
Church & Dwight Co., Inc.	2,143	121,251
Colgate-Palmolive Co.	6,886	457,299
Coty, Inc., Class A	1,467	18,132
Edgewell Personal Care Co. *	812	45,854
Energizer Holdings, Inc.	421	26,771
Herbalife Nutrition Ltd. *	1,666	94,279
Kimberly-Clark Corp.	2,682	309,878
Nu Skin Enterprises, Inc., Class A	898	71,481
Spectrum Brands Holdings, Inc.	439	38,127
The Clorox Co.	889	128,887
The Estee Lauder Cos., Inc., Class A	1,258	176,271
The Procter & Gamble Co.	31,007	2,572,031
USANA Health Sciences, Inc. *	116	15,306
WD-40 Co.	100	17,745
		4,108,399

Insurance 3.5%
Aflac, Inc.	9,959	460,504
Alleghany Corp.	153	96,662
Ambac Financial Group, Inc. *	1,135	23,983
American Equity Investment Life Holding Co.	1,309	48,551
American Financial Group, Inc.	659	73,386
American International Group, Inc.	26,501	1,409,058
American National Insurance Co.	95	12,192
AMERISAFE, Inc.	90	5,742
AmTrust Financial Services, Inc.	1,639	23,831
Aon plc	2,393	348,325
Arch Capital Group Ltd. *	2,538	77,587
Argo Group International Holdings Ltd.	400	25,480
Arthur J. Gallagher & Co.	1,084	78,200
Aspen Insurance Holdings Ltd.	1,002	41,232
Assurant, Inc.	1,300	133,666
Assured Guaranty Ltd.	2,501	101,891
Athene Holding Ltd., Class A *	391	19,417
Axis Capital Holdings Ltd.	1,790	102,961
Brighthouse Financial, Inc. *	884	36,695
Brown & Brown, Inc.	1,430	43,586
Chubb Ltd.	2,865	387,463
Cincinnati Financial Corp.	1,234	94,611
CNA Financial Corp.	328	14,727
CNO Financial Group, Inc.	3,376	72,955
Security	Number of Shares	Value ($)
Employers Holdings, Inc.	226	10,362
Enstar Group Ltd. *	20	4,270
Erie Indemnity Co., Class A	353	43,606
Everest Re Group Ltd.	619	138,049
Fidelity National Financial, Inc.	2,760	110,676
First American Financial Corp.	1,121	63,740
Genworth Financial, Inc., Class A *	26,982	125,466
Horace Mann Educators Corp.	429	19,863
James River Group Holdings Ltd.	321	13,145
Kemper Corp.	659	53,610
Lincoln National Corp.	2,499	163,884
Loews Corp.	4,755	239,224
Maiden Holdings Ltd.	2,089	7,938
Markel Corp. *	50	60,440
Marsh & McLennan Cos., Inc.	3,756	317,870
MBIA, Inc. *	3,185	32,710
Mercury General Corp.	414	22,315
MetLife, Inc.	9,872	453,026
National General Holdings Corp.	193	5,271
Old Republic International Corp.	2,775	61,550
Primerica, Inc.	552	67,482
Principal Financial Group, Inc.	2,350	129,697
ProAssurance Corp.	816	39,454
Prudential Financial, Inc.	4,137	406,460
Reinsurance Group of America, Inc.	698	99,709
RenaissanceRe Holdings Ltd.	659	87,621
Safety Insurance Group, Inc.	143	13,828
Selective Insurance Group, Inc.	418	26,836
Stewart Information Services Corp.	523	23,420
The Allstate Corp.	5,302	533,222
The Hanover Insurance Group, Inc.	425	52,058
The Hartford Financial Services Group, Inc.	5,450	274,516
The Progressive Corp.	5,242	353,992
The Travelers Cos., Inc.	6,954	915,146
Torchmark Corp.	1,072	94,250
United Fire Group, Inc.	90	4,458
Universal Insurance Holdings, Inc.	314	14,004
Unum Group	2,433	89,729
W.R. Berkley Corp.	1,166	91,251
White Mountains Insurance Group Ltd.	70	64,957
Willis Towers Watson plc	380	55,963
XL Group Ltd.	3,210	184,222
		9,301,995

Materials 3.6%
AdvanSix, Inc. *	641	21,691
Air Products & Chemicals, Inc.	1,506	250,433
AK Steel Holding Corp. *	2,702	11,997
Albemarle Corp.	722	68,965
Alcoa Corp. *	5,101	227,862
Allegheny Technologies, Inc. *	1,972	53,303
AptarGroup, Inc.	560	58,638
Ashland Global Holdings, Inc.	1,513	127,395
Avery Dennison Corp.	854	89,824
Axalta Coating Systems Ltd. *	1,257	38,339
Balchem Corp.	104	11,533
Ball Corp.	2,710	113,495
Bemis Co., Inc.	1,794	88,408
Berry Global Group, Inc. *	665	31,740
Boise Cascade Co.	945	41,297
Cabot Corp.	840	54,533
Carpenter Technology Corp.	716	42,724
Celanese Corp., Series A	1,001	116,947
Century Aluminum Co. *	844	10,651
CF Industries Holdings, Inc.	5,035	261,568
Clearwater Paper Corp. *	762	22,136
Cleveland-Cliffs, Inc. *	7,482	75,194

7
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial Metals Co.	3,380	73,008
Compass Minerals International, Inc.	471	29,461
Crown Holdings, Inc. *	1,072	45,892
Domtar Corp.	2,430	123,687
DowDuPont, Inc.	19,210	1,347,197
Eagle Materials, Inc.	199	18,374
Eastman Chemical Co.	1,723	167,183
Ecolab, Inc.	1,600	240,768
FMC Corp.	769	65,711
Freeport-McMoRan, Inc.	23,298	327,337
GCP Applied Technologies, Inc. *	839	21,143
Graphic Packaging Holding Co.	4,405	62,639
Greif, Inc., Class A	646	35,646
H.B. Fuller Co.	572	32,598
Hecla Mining Co.	2,786	7,912
Huntsman Corp.	2,841	86,622
Ingevity Corp. *	208	21,010
Innophos Holdings, Inc.	496	21,680
Innospec, Inc.	317	24,599
International Flavors & Fragrances, Inc.	533	69,445
International Paper Co.	5,803	296,765
Kaiser Aluminum Corp.	245	26,850
KapStone Paper & Packaging Corp.	999	34,316
Kraton Corp. *	337	15,849
Louisiana-Pacific Corp.	858	25,019
LyondellBasell Industries N.V., Class A	8,205	925,360
Martin Marietta Materials, Inc.	348	69,155
Materion Corp.	402	25,648
Minerals Technologies, Inc.	280	18,802
Neenah, Inc.	177	16,151
NewMarket Corp.	97	38,901
Newmont Mining Corp.	5,222	162,039
Nucor Corp.	5,295	330,937
Olin Corp.	1,259	38,689
Olympic Steel, Inc.	511	11,262
Owens-Illinois, Inc. *	3,091	54,618
P.H. Glatfelter Co.	1,181	22,711
Packaging Corp. of America	719	79,032
Platform Specialty Products Corp. *	1,447	19,187
PolyOne Corp.	1,066	45,049
PPG Industries, Inc.	2,748	303,764
Praxair, Inc.	2,538	401,486
Quaker Chemical Corp.	71	12,790
Rayonier Advanced Materials, Inc.	886	18,517
Reliance Steel & Aluminum Co.	1,701	149,501
Royal Gold, Inc.	189	14,413
RPM International, Inc.	1,287	86,872
Schnitzer Steel Industries, Inc., Class A	1,035	27,272
Schweitzer-Mauduit International, Inc.	362	14,730
Sealed Air Corp.	1,540	61,769
Sensient Technologies Corp.	572	40,623
Silgan Holdings, Inc.	1,144	31,174
Sonoco Products Co.	1,480	82,939
Southern Copper Corp.	923	40,280
Steel Dynamics, Inc.	2,346	107,283
Stepan Co.	331	29,529
Summit Materials, Inc., Class A *	421	8,955
SunCoke Energy, Inc. *	1,482	16,539
Tahoe Resources, Inc. *	772	2,656
The Chemours Co.	1,671	72,856
The Mosaic Co.	14,390	449,975
The Scotts Miracle-Gro Co., Class A	396	29,589
The Sherwin-Williams Co.	336	153,075
TimkenSteel Corp. *	1,233	17,274
Trinseo S.A.	401	30,937
Tronox Ltd., Class A	1,080	17,485
United States Steel Corp.	3,124	92,720
Valvoline, Inc.	253	5,445
Security	Number of Shares	Value ($)
Vulcan Materials Co.	535	59,278
W.R. Grace & Co.	426	30,101
Westlake Chemical Corp.	295	27,898
WestRock Co.	2,683	147,780
Worthington Industries, Inc.	708	32,979
		9,515,409

Media 2.6%
AMC Entertainment Holdings, Inc., Class A	1,122	21,374
AMC Networks, Inc., Class A *	454	28,516
Cable One, Inc.	25	20,944
CBS Corp., Class B Non-Voting Shares	7,235	383,600
Charter Communications, Inc., Class A *	433	134,403
Cinemark Holdings, Inc.	1,290	48,143
Comcast Corp., Class A	46,880	1,734,091
Discovery, Inc., Class A *(a)	4,288	119,335
Discovery, Inc., Class C *	8,278	212,248
DISH Network Corp., Class A *	2,119	74,907
Gannett Co., Inc.	4,310	44,307
GCI Liberty, Inc., Class A *	75	3,681
Gray Television, Inc. *	316	5,514
John Wiley & Sons, Inc., Class A	529	34,147
Liberty Media Corp. - Liberty SiriusXM, Class A *	497	23,230
Liberty Media Corp. - Liberty SiriusXM, Class C *	768	36,127
Lions Gate Entertainment Corp., Class A	138	3,246
Lions Gate Entertainment Corp., Class B	392	8,800
Live Nation Entertainment, Inc. *	775	38,502
Meredith Corp.	457	23,604
National CineMedia, Inc.	2,761	25,125
New Media Investment Group, Inc.	705	11,210
News Corp., Class A	5,501	71,898
News Corp., Class B	2,014	27,390
Nexstar Media Group, Inc., Class A	155	12,710
Omnicom Group, Inc.	3,171	219,814
Scholastic Corp.	685	28,797
Sinclair Broadcast Group, Inc., Class A	739	21,394
Sirius XM Holdings, Inc.	5,748	40,811
TEGNA, Inc.	4,048	47,119
The Interpublic Group of Cos., Inc.	3,810	88,963
The Madison Square Garden Co., Class A *	61	18,418
The New York Times Co., Class A	818	19,059
The Walt Disney Co.	16,875	1,890,337
Tribune Media Co., Class A	1,399	51,609
Twenty-First Century Fox, Inc., Class A	14,818	672,737
Twenty-First Century Fox, Inc., Class B	6,454	289,785
Viacom, Inc., Class B	17,557	514,069
		7,049,964

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	7,950	763,041
Agilent Technologies, Inc.	1,772	119,681
Akorn, Inc. *	252	3,954
Alexion Pharmaceuticals, Inc. *	422	51,585
Allergan plc	1,090	208,964
Amgen, Inc.	5,539	1,106,748
Bio-Rad Laboratories, Inc., Class A *	115	37,410
Bio-Techne Corp.	143	27,480
Biogen, Inc. *	935	330,513
BioMarin Pharmaceutical, Inc. *	50	4,999
Bristol-Myers Squibb Co.	9,991	604,955
Bruker Corp.	462	16,438
Cambrex Corp. *	100	6,740
Catalent, Inc. *	463	19,353
Celgene Corp. *	3,766	355,699

8
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	334	41,252
Eli Lilly & Co.	7,376	779,274
Endo International plc *	2,757	47,283
Gilead Sciences, Inc.	13,895	1,052,268
Illumina, Inc. *	204	72,385
IQVIA Holdings, Inc. *	436	55,411
Jazz Pharmaceuticals plc *	182	31,107
Johnson & Johnson	20,227	2,724,375
Mallinckrodt plc *	2,313	79,706
Merck & Co., Inc.	34,206	2,346,190
Mettler-Toledo International, Inc. *	116	67,797
Mylan N.V. *	3,896	152,450
Myriad Genetics, Inc. *	982	48,894
PDL BioPharma, Inc. *	10,379	25,117
PerkinElmer, Inc.	610	56,382
Perrigo Co., plc	963	73,679
Pfizer, Inc.	84,717	3,517,450
PRA Health Sciences, Inc. *	121	12,778
Prestige Consumer Healthcare, Inc. *	349	13,437
QIAGEN N.V. *	956	37,255
Regeneron Pharmaceuticals, Inc. *	138	56,132
Thermo Fisher Scientific, Inc.	1,590	380,169
United Therapeutics Corp. *	495	60,880
Waters Corp. *	384	72,760
Zoetis, Inc.	1,193	108,086
		15,570,077

Real Estate 2.2%
Acadia Realty Trust	455	12,977
Alexandria Real Estate Equities, Inc.	354	45,436
Altisource Portfolio Solutions S.A. *	447	16,159
American Campus Communities, Inc.	886	37,150
American Homes 4 Rent, Class A	554	12,853
American Tower Corp.	1,095	163,286
Apartment Investment & Management Co., Class A	1,000	43,800
Apple Hospitality REIT, Inc.	1,876	33,111
Ashford Hospitality Trust, Inc.	2,398	15,563
AvalonBay Communities, Inc.	586	107,408
Boston Properties, Inc.	1,118	145,843
Brandywine Realty Trust	1,573	26,363
Brixmor Property Group, Inc.	3,630	66,139
Camden Property Trust	614	58,367
CBL & Associates Properties, Inc.	7,131	31,804
CBRE Group, Inc., Class A *	1,736	84,734
Chesapeake Lodging Trust	455	14,974
Colony Capital, Inc.	509	3,120
Columbia Property Trust, Inc.	1,530	36,842
CoreCivic, Inc.	2,996	77,566
CorePoint Lodging, Inc.	436	9,091
Corporate Office Properties Trust	1,009	31,057
Crown Castle International Corp.	1,291	147,213
CubeSmart	770	23,523
CyrusOne, Inc.	185	12,388
DDR Corp.	2,390	33,436
DiamondRock Hospitality Co.	2,356	28,178
Digital Realty Trust, Inc.	943	117,196
Douglas Emmett, Inc.	723	28,240
Duke Realty Corp.	2,087	59,459
EastGroup Properties, Inc.	143	13,910
Education Realty Trust, Inc.	378	15,642
EPR Properties	286	20,071
Equinix, Inc.	166	72,398
Equity Commonwealth *	1,134	36,356
Equity LifeStyle Properties, Inc.	292	28,289
Equity Residential	2,386	161,651
Essex Property Trust, Inc.	230	56,644
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	400	36,884
Federal Realty Investment Trust	365	47,673
First Industrial Realty Trust, Inc.	455	14,769
Forest City Realty Trust, Inc., Class A	566	14,235
Franklin Street Properties Corp.	1,567	13,429
Front Yard Residential Corp.	1,241	15,165
Gaming & Leisure Properties, Inc.	811	29,026
Government Properties Income Trust	828	14,001
Gramercy Property Trust	442	12,089
HCP, Inc.	4,965	134,204
Healthcare Realty Trust, Inc.	703	21,765
Healthcare Trust of America, Inc., Class A	740	21,142
Hersha Hospitality Trust	741	17,488
Highwoods Properties, Inc.	715	35,564
Hospitality Properties Trust	2,657	77,026
Host Hotels & Resorts, Inc.	8,424	181,369
Hudson Pacific Properties, Inc.	303	10,253
Investors Real Estate Trust	2,554	13,919
Iron Mountain, Inc.	3,573	128,985
Jones Lang LaSalle, Inc.	462	70,464
Kilroy Realty Corp.	316	23,112
Kimco Realty Corp.	3,509	60,039
Kite Realty Group Trust	910	15,907
Lamar Advertising Co., Class A	552	42,532
LaSalle Hotel Properties	1,317	46,240
Lexington Realty Trust	2,233	20,856
Liberty Property Trust	1,001	43,794
Life Storage, Inc.	185	18,056
Mack-Cali Realty Corp.	1,573	34,354
Medical Properties Trust, Inc.	1,773	26,684
Mid-America Apartment Communities, Inc.	504	52,194
National Health Investors, Inc.	77	6,102
National Retail Properties, Inc.	712	32,816
New Senior Investment Group, Inc.	1,408	8,927
Omega Healthcare Investors, Inc.	1,151	38,041
Outfront Media, Inc.	2,297	45,641
Paramount Group, Inc.	1,345	21,359
Park Hotels & Resorts, Inc.	1,254	41,946
Pebblebrook Hotel Trust	500	19,305
Pennsylvania Real Estate Investment Trust	1,525	15,555
Piedmont Office Realty Trust, Inc., Class A	2,167	42,993
PotlatchDeltic Corp.	302	14,587
Prologis, Inc.	2,321	155,925
PS Business Parks, Inc.	143	18,651
Public Storage	569	120,958
QTS Realty Trust, Inc., Class A	59	2,698
Ramco-Gershenson Properties Trust	999	13,946
Rayonier, Inc.	1,341	46,707
Realogy Holdings Corp.	2,083	44,555
Realty Income Corp.	1,040	60,913
Regency Centers Corp.	521	34,402
Retail Properties of America, Inc., Class A	2,690	34,244
Retail Value, Inc. *	236	8,430
RLJ Lodging Trust	1,814	39,745
Ryman Hospitality Properties, Inc.	376	33,362
Sabra Health Care REIT, Inc.	1,139	26,858
SBA Communications Corp. *	242	37,566
Select Income REIT	704	14,467
Senior Housing Properties Trust	3,073	58,725
Simon Property Group, Inc.	1,789	327,441
SL Green Realty Corp.	613	63,997
Spirit MTA REIT *	353	3,784
Spirit Realty Capital, Inc.	3,507	29,354
STORE Capital Corp.	418	12,043
Summit Hotel Properties, Inc.	795	10,915
Sun Communities, Inc.	241	24,866
Sunstone Hotel Investors, Inc.	1,959	32,872
Tanger Factory Outlet Centers, Inc.	946	22,761

9
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Taubman Centers, Inc.	655	42,320
The GEO Group, Inc.	1,612	40,896
The Howard Hughes Corp. *	25	3,259
The Macerich Co.	1,089	63,968
Tier REIT, Inc.	590	14,066
UDR, Inc.	1,506	60,195
Uniti Group, Inc.	502	10,452
Urban Edge Properties	576	13,167
Ventas, Inc.	2,843	170,210
VEREIT, Inc.	5,943	46,474
Vornado Realty Trust	1,294	99,638
Washington Prime Group, Inc.	6,455	49,962
Washington Real Estate Investment Trust	792	24,995
Weingarten Realty Investors	858	26,538
Welltower, Inc.	3,084	205,734
Weyerhaeuser Co.	4,908	170,357
WP Carey, Inc.	651	43,344
Xenia Hotels & Resorts, Inc.	1,649	40,005
		5,914,492

Retailing 5.5%
Aaron's, Inc.	871	43,306
Abercrombie & Fitch Co., Class A	4,735	102,607
Advance Auto Parts, Inc.	834	136,801
Amazon.com, Inc. *	372	748,728
American Eagle Outfitters, Inc.	4,640	120,454
Asbury Automotive Group, Inc. *	656	48,872
Ascena Retail Group, Inc. *	21,515	98,539
AutoNation, Inc. *	1,628	73,830
AutoZone, Inc. *	156	119,633
Barnes & Noble Education, Inc. *	3,439	20,565
Barnes & Noble, Inc.	4,565	23,966
Bed Bath & Beyond, Inc.	13,866	248,756
Best Buy Co., Inc.	5,646	449,196
Big 5 Sporting Goods Corp.	1,368	7,798
Big Lots, Inc.	1,725	74,261
Booking Holdings, Inc. *	161	314,200
Burlington Stores, Inc. *	214	35,991
Caleres, Inc.	1,001	40,520
CarMax, Inc. *	2,318	180,920
Chico's FAS, Inc.	6,985	63,703
Citi Trends, Inc.	413	12,778
Conn's, Inc. *	106	4,346
Core-Mark Holding Co., Inc.	3,683	131,741
Dick's Sporting Goods, Inc.	3,161	118,348
Dillard's, Inc., Class A (a)	981	77,087
Dollar General Corp.	4,115	443,309
Dollar Tree, Inc. *	1,671	134,532
DSW, Inc., Class A	2,338	77,762
Expedia Group, Inc.	672	87,696
Express, Inc. *	4,671	52,409
Five Below, Inc. *	196	22,828
Foot Locker, Inc.	3,903	192,418
Francesca's Holdings Corp. *	563	3,536
GameStop Corp., Class A (a)	9,505	126,131
Genesco, Inc. *	1,412	71,800
Genuine Parts Co.	2,342	233,849
GNC Holdings, Inc., Class A *(a)	13,274	41,149
Group 1 Automotive, Inc.	742	57,201
Groupon, Inc. *	3,175	13,557
Guess?, Inc.	2,569	62,941
Haverty Furniture Cos., Inc.	640	14,144
Hibbett Sports, Inc. *	1,296	26,633
J.C. Penney Co., Inc. *(a)	12,912	22,854
Kohl's Corp.	8,179	647,041
L Brands, Inc.	4,903	129,586
Liberty TripAdvisor Holdings, Inc., Class A *	1,098	17,403
Security	Number of Shares	Value ($)
Lithia Motors, Inc., Class A	338	29,203
LKQ Corp. *	2,453	84,678
Lowe's Cos., Inc.	12,802	1,392,217
Lumber Liquidators Holdings, Inc. *	690	12,027
Macy's, Inc.	13,029	476,210
Monro, Inc.	301	21,356
Murphy USA, Inc. *	2,089	173,345
Netflix, Inc. *	158	58,093
Nordstrom, Inc.	3,581	225,066
O'Reilly Automotive, Inc. *	905	303,555
Office Depot, Inc.	24,169	80,966
Ollie's Bargain Outlet Holdings, Inc. *	70	6,097
Party City Holdco, Inc. *	336	5,158
Penske Automotive Group, Inc.	849	44,683
Pier 1 Imports, Inc.	9,765	17,968
Pool Corp.	249	40,901
Qurate Retail, Inc. *	9,306	193,472
Rent-A-Center, Inc. *	2,932	43,218
RH *	233	37,047
Ross Stores, Inc.	2,705	259,085
Sally Beauty Holdings, Inc. *	3,131	48,217
Shoe Carnival, Inc.	549	24,409
Shutterfly, Inc. *	293	22,760
Signet Jewelers Ltd.	1,961	125,896
Sleep Number Corp. *	534	17,996
Sonic Automotive, Inc., Class A	1,701	36,572
Target Corp.	17,172	1,502,550
The Buckle, Inc.	1,373	35,355
The Cato Corp., Class A	1,485	31,853
The Children's Place, Inc.	219	30,824
The Gap, Inc.	7,421	225,227
The Home Depot, Inc.	9,948	1,997,260
The Michaels Cos., Inc. *	1,052	17,873
The TJX Cos., Inc.	7,424	816,417
Tiffany & Co.	1,010	123,876
Tractor Supply Co.	1,800	158,904
TripAdvisor, Inc. *	555	30,142
Ulta Salon, Cosmetics & Fragrance, Inc. *	66	17,160
Urban Outfitters, Inc. *	2,302	106,997
Williams-Sonoma, Inc.	1,824	128,100
Zumiez, Inc. *	711	22,148
		14,800,606

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	172	10,248
Amkor Technology, Inc. *	2,055	17,940
Analog Devices, Inc.	1,527	150,944
Applied Materials, Inc.	5,632	242,289
Broadcom, Inc.	477	104,477
Brooks Automation, Inc.	462	18,207
Cabot Microelectronics Corp.	195	21,982
Cirrus Logic, Inc. *	571	25,095
Cree, Inc. *	1,243	59,801
Cypress Semiconductor Corp.	2,374	40,857
Diodes, Inc. *	389	14,751
Entegris, Inc.	558	18,916
First Solar, Inc. *	916	47,705
Integrated Device Technology, Inc. *	744	31,613
Intel Corp.	62,529	3,028,279
KLA-Tencor Corp.	1,561	181,404
Lam Research Corp.	726	125,663
Marvell Technology Group Ltd.	5,259	108,756
Maxim Integrated Products, Inc.	2,033	122,936
Microchip Technology, Inc.	836	71,921
Micron Technology, Inc. *	7,036	369,531
MKS Instruments, Inc.	231	21,460
Monolithic Power Systems, Inc.	40	5,995

10
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NVIDIA Corp.	691	193,950
NXP Semiconductor N.V. *	1,091	101,616
ON Semiconductor Corp. *	2,604	55,569
Photronics, Inc. *	1,148	12,284
Power Integrations, Inc.	161	11,809
Qorvo, Inc. *	1,551	124,220
QUALCOMM, Inc.	20,722	1,423,809
Semtech Corp. *	279	16,670
Silicon Laboratories, Inc. *	205	20,090
Skyworks Solutions, Inc.	831	75,870
Synaptics, Inc. *	472	22,779
Teradyne, Inc.	1,226	50,499
Texas Instruments, Inc.	6,791	763,308
Versum Materials, Inc.	519	20,651
Xilinx, Inc.	1,688	131,377
Xperi Corp.	604	9,483
		7,874,754

Software & Services 7.4%
Accenture plc, Class A	4,568	772,312
ACI Worldwide, Inc. *	736	20,910
Activision Blizzard, Inc.	4,113	296,547
Acxiom Corp. *	762	34,816
Adobe Systems, Inc. *	684	180,241
Akamai Technologies, Inc. *	1,154	86,712
Alliance Data Systems Corp.	452	107,838
Alphabet, Inc., Class A *	813	1,001,453
Alphabet, Inc., Class C *	819	997,698
Amdocs Ltd.	1,810	118,157
ANSYS, Inc. *	291	54,120
Aspen Technology, Inc. *	182	20,996
Autodesk, Inc. *	463	71,464
Automatic Data Processing, Inc.	2,404	352,787
Avaya Holdings Corp. *	234	5,466
Black Knight, Inc. *	100	5,340
Booz Allen Hamilton Holding Corp.	1,902	97,306
Broadridge Financial Solutions, Inc.	685	92,571
CA, Inc.	4,826	211,379
CACI International, Inc., Class A *	386	75,270
Cadence Design Systems, Inc. *	715	33,634
Cardtronics plc, Class A *	711	24,949
Cars.com, Inc. *	1,157	31,135
CDK Global, Inc.	676	42,128
Citrix Systems, Inc. *	1,025	116,870
Cognizant Technology Solutions Corp., Class A	3,218	252,388
CommVault Systems, Inc. *	192	13,373
Conduent, Inc. *	1,052	24,385
Convergys Corp.	2,145	53,046
CoreLogic, Inc. *	863	43,875
CSG Systems International, Inc.	315	11,765
DXC Technology Co.	765	69,684
eBay, Inc. *	6,208	214,859
Electronic Arts, Inc. *	876	99,347
EPAM Systems, Inc. *	100	14,293
Euronet Worldwide, Inc. *	288	28,166
EVERTEC, Inc.	588	14,141
ExlService Holdings, Inc. *	174	11,150
Facebook, Inc., Class A *	1,940	340,916
Fair Isaac Corp. *	161	37,188
Fidelity National Information Services, Inc.	1,955	211,472
First Data Corp., Class A *	3,451	88,760
Fiserv, Inc. *	2,900	232,203
FleetCor Technologies, Inc. *	172	36,763
Gartner, Inc. *	325	48,672
Genpact Ltd.	1,275	39,066
Global Payments, Inc.	602	74,997
Security	Number of Shares	Value ($)
IAC/InterActiveCorp *	476	93,867
International Business Machines Corp.	18,407	2,696,257
Intuit, Inc.	1,295	284,214
j2 Global, Inc.	286	23,615
Jack Henry & Associates, Inc.	429	67,971
Leidos Holdings, Inc.	1,498	106,013
Manhattan Associates, Inc. *	415	24,066
ManTech International Corp., Class A	578	38,333
Mastercard, Inc., Class A	3,050	657,458
MAXIMUS, Inc.	429	28,529
Microsoft Corp.	43,679	4,906,462
MicroStrategy, Inc., Class A *	40	5,960
Nuance Communications, Inc. *	1,529	24,953
Oracle Corp.	30,524	1,482,856
Paychex, Inc.	1,900	139,175
PayPal Holdings, Inc. *	1,979	182,721
Perficient, Inc. *	193	5,545
Progress Software Corp.	429	17,559
PTC, Inc. *	396	39,576
Red Hat, Inc. *	380	56,137
Sabre Corp.	1,127	29,426
salesforce.com, Inc. *	396	60,461
Science Applications International Corp.	527	47,546
SS&C Technologies Holdings, Inc.	384	22,787
Sykes Enterprises, Inc. *	715	21,622
Symantec Corp.	11,061	222,990
Synopsys, Inc. *	519	53,011
Syntel, Inc. *	461	18,781
Take-Two Interactive Software, Inc. *	226	30,185
Teradata Corp. *	2,510	104,090
The Western Union Co.	8,833	167,120
TiVo Corp.	1,614	22,031
Total System Services, Inc.	882	85,677
Travelport Worldwide Ltd.	1,648	30,603
Twitter, Inc. *	550	19,349
Tyler Technologies, Inc. *	15	3,704
Unisys Corp. *	1,936	36,010
Verint Systems, Inc. *	420	20,391
VeriSign, Inc. *	424	67,251
Visa, Inc., Class A	5,797	851,521
VMware, Inc., Class A *	257	39,388
WEX, Inc. *	138	26,250
Worldpay, Inc., Class A *	507	49,377
Zynga, Inc., Class A *	3,525	14,664
		19,738,110

Technology Hardware & Equipment 6.6%
ADTRAN, Inc.	1,204	20,709
Amphenol Corp., Class A	1,551	146,694
Anixter International, Inc. *	728	52,489
Apple, Inc.	43,282	9,852,282
Arista Networks, Inc. *	10	2,990
ARRIS International plc *	1,522	39,435
Arrow Electronics, Inc. *	2,620	203,129
Avnet, Inc.	6,496	314,406
AVX Corp.	635	13,430
Belden, Inc.	429	31,197
Benchmark Electronics, Inc.	1,511	39,059
CDW Corp.	1,042	91,238
Ciena Corp. *	452	14,274
Cisco Systems, Inc.	45,535	2,175,207
Cognex Corp.	294	15,817
Coherent, Inc. *	89	16,963
CommScope Holding Co., Inc. *	1,663	52,701
Comtech Telecommunications Corp.	954	34,201
Corning, Inc.	15,542	520,812
Cray, Inc. *	459	9,960

11
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diebold Nixdorf, Inc.	1,420	6,745
Dolby Laboratories, Inc., Class A	463	32,498
EchoStar Corp., Class A *	573	27,504
Electronics For Imaging, Inc. *	481	16,734
ePlus, Inc. *	160	16,584
F5 Networks, Inc. *	581	109,879
Fabrinet *	438	20,967
Finisar Corp. *	1,063	21,685
Fitbit, Inc., Class A *	619	3,726
FLIR Systems, Inc.	1,191	74,723
Hewlett Packard Enterprise Co.	30,227	499,652
HP, Inc.	26,403	650,834
II-VI, Inc. *	381	18,955
Infinera Corp. *	240	2,148
Insight Enterprises, Inc. *	1,287	70,965
InterDigital, Inc.	352	29,075
IPG Photonics Corp. *	78	13,687
Itron, Inc. *	259	17,198
Jabil, Inc.	5,004	147,918
Juniper Networks, Inc.	7,074	201,114
Keysight Technologies, Inc. *	1,106	71,768
Knowles Corp. *	1,394	25,273
Littelfuse, Inc.	112	25,039
Lumentum Holdings, Inc. *	210	14,259
Methode Electronics, Inc.	304	12,054
Motorola Solutions, Inc.	3,476	446,179
MTS Systems Corp.	253	13,687
National Instruments Corp.	572	27,313
NCR Corp. *	1,623	46,109
NetApp, Inc.	3,322	288,383
NETGEAR, Inc. *	549	38,897
NetScout Systems, Inc. *	651	16,275
OSI Systems, Inc. *	196	15,267
Plantronics, Inc.	585	39,324
Plexus Corp. *	591	37,404
Rogers Corp. *	100	13,807
Sanmina Corp. *	2,021	62,247
ScanSource, Inc. *	957	38,902
SYNNEX Corp.	628	60,897
Tech Data Corp. *	1,770	128,768
Trimble, Inc. *	1,093	46,015
TTM Technologies, Inc. *	1,174	21,954
ViaSat, Inc. *	309	19,411
Viavi Solutions, Inc. *	1,620	18,144
Vishay Intertechnology, Inc.	2,307	54,907
Western Digital Corp.	3,995	252,644
Xerox Corp.	6,108	170,169
Zebra Technologies Corp., Class A *	164	28,165
		17,662,845

Telecommunication Services 3.2%
AT&T, Inc.	122,626	3,916,675
CenturyLink, Inc.	39,606	845,984
Cincinnati Bell, Inc. *	1,242	16,146
Cogent Communications Holdings, Inc.	249	13,620
Consolidated Communications Holdings, Inc.	1,442	17,030
Frontier Communications Corp. (a)	19,604	101,941
Intelsat S.A. *	294	6,459
Iridium Communications, Inc. *	828	16,767
Shenandoah Telecommunications Co.	153	5,837
Sprint Corp. *	11,497	70,247
T-Mobile US, Inc. *	1,944	128,382
Telephone & Data Systems, Inc.	3,256	97,810
United States Cellular Corp. *	364	15,565
Verizon Communications, Inc.	60,198	3,272,965
Vonage Holdings Corp. *	1,485	21,057
Security	Number of Shares	Value ($)
Windstream Holdings, Inc. *	7,833	36,893
Zayo Group Holdings, Inc. *	475	16,464
		8,599,842

Transportation 2.3%
Air Transport Services Group, Inc. *	414	8,425
Alaska Air Group, Inc.	1,549	104,542
Allegiant Travel Co.	181	24,661
AMERCO	51	19,119
American Airlines Group, Inc.	7,439	301,131
ArcBest Corp.	777	37,374
Atlas Air Worldwide Holdings, Inc. *	438	26,674
Avis Budget Group, Inc. *	2,902	90,281
C.H. Robinson Worldwide, Inc.	2,117	203,401
Copa Holdings S.A., Class A	388	31,017
Costamare, Inc.	622	4,373
CSX Corp.	7,810	579,190
Delta Air Lines, Inc.	2,102	122,925
Echo Global Logistics, Inc. *	536	17,795
Expeditors International of Washington, Inc.	2,451	179,609
FedEx Corp.	3,090	753,806
Forward Air Corp.	286	18,378
Genesee & Wyoming, Inc., Class A *	454	39,902
Hawaiian Holdings, Inc.	586	24,319
Heartland Express, Inc.	549	11,227
Hertz Global Holdings, Inc. *	7,176	126,369
Hub Group, Inc., Class A *	848	44,817
J.B. Hunt Transport Services, Inc.	715	86,336
JetBlue Airways Corp. *	4,420	84,334
Kansas City Southern	790	91,608
Kirby Corp. *	751	65,562
Knight-Swift Transportation Holdings, Inc.	1,084	36,997
Landstar System, Inc.	467	54,079
Macquarie Infrastructure Corp.	825	38,808
Marten Transport Ltd.	537	11,841
Matson, Inc.	668	24,957
Norfolk Southern Corp.	2,925	508,482
Old Dominion Freight Line, Inc.	411	62,636
Ryder System, Inc.	1,433	110,112
Saia, Inc. *	267	21,160
Schneider National, Inc., Class B	120	3,246
SkyWest, Inc.	833	54,395
Southwest Airlines Co.	1,523	93,360
Spirit Airlines, Inc. *	920	43,718
Union Pacific Corp.	8,466	1,275,149
United Continental Holdings, Inc. *	1,315	114,957
United Parcel Service, Inc., Class B	4,852	596,214
Werner Enterprises, Inc.	809	29,973
XPO Logistics, Inc. *	222	23,643
YRC Worldwide, Inc. *	878	8,403
		6,209,305

Utilities 3.6%
AES Corp.	26,330	354,402
ALLETE, Inc.	429	32,209
Alliant Energy Corp.	2,196	94,077
Ameren Corp.	3,001	189,753
American Electric Power Co., Inc.	6,150	441,139
American States Water Co.	286	17,283
American Water Works Co., Inc.	1,334	116,765
Aqua America, Inc.	953	35,433
Atmos Energy Corp.	911	84,022
Avangrid, Inc.	349	17,220
Avista Corp.	720	36,943
Black Hills Corp.	584	34,368
California Water Service Group	429	17,653

12
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	5,985	166,323
Chesapeake Utilities Corp.	60	5,160
CMS Energy Corp.	3,007	148,065
Consolidated Edison, Inc.	3,950	311,773
Dominion Energy, Inc.	5,577	394,684
DTE Energy Co.	2,105	233,950
Duke Energy Corp.	9,264	752,607
Edison International	4,167	273,897
El Paso Electric Co.	429	26,298
Entergy Corp.	3,335	278,773
Evergy, Inc.	2,945	168,012
Eversource Energy	3,277	204,583
Exelon Corp.	16,175	707,009
FirstEnergy Corp.	9,112	340,607
Hawaiian Electric Industries, Inc.	1,475	52,023
IDACORP, Inc.	429	41,978
MDU Resources Group, Inc.	2,762	77,032
MGE Energy, Inc.	288	18,850
National Fuel Gas Co.	799	44,368
New Jersey Resources Corp.	924	42,134
NextEra Energy, Inc.	3,411	580,211
NiSource, Inc.	2,670	72,277
Northwest Natural Gas Co.	364	23,624
NorthWestern Corp.	487	29,200
NRG Energy, Inc.	4,239	150,018
OGE Energy Corp.	2,346	86,403
ONE Gas, Inc.	457	35,888
Ormat Technologies, Inc.	204	10,741
Otter Tail Corp.	304	14,562
Pattern Energy Group, Inc., Class A	173	3,526
PG&E Corp.	7,688	355,032
Pinnacle West Capital Corp.	1,403	110,206
PNM Resources, Inc.	1,144	44,559
Portland General Electric Co.	1,158	53,731
PPL Corp.	10,386	308,880
Public Service Enterprise Group, Inc.	6,927	362,628
SCANA Corp.	2,822	108,195
Sempra Energy	2,411	279,869
South Jersey Industries, Inc.	613	20,339
Southwest Gas Holdings, Inc.	187	14,459
Spire, Inc.	371	27,658
The Southern Co.	12,805	560,603
UGI Corp.	2,071	111,938
Vectren Corp.	893	63,582
Vistra Energy Corp. *	1,776	41,807
WEC Energy Group, Inc.	2,431	164,287
Xcel Energy, Inc.	5,727	275,182
		9,668,798
Total Common Stock
(Cost $219,880,601)		268,109,203

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	938
Total Rights
(Cost $895)		938

Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (d)	242,096	242,096

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.87% (d)	555,595	555,595
Total Other Investment Companies
(Cost $797,691)		797,691

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	4	580,420	12,870
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $530,811.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

13
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
Adient plc	67,558	2,924,586
Aptiv plc	47,749	4,202,390
BorgWarner, Inc.	55,131	2,413,084
Cooper Tire & Rubber Co.	33,573	968,581
Dana, Inc.	44,920	879,084
Ford Motor Co.	1,882,430	17,845,436
General Motors Co.	601,703	21,691,393
Gentex Corp.	44,292	1,035,547
Harley-Davidson, Inc.	68,831	2,933,577
Lear Corp.	19,600	3,179,120
Tenneco, Inc.	20,156	862,475
The Goodyear Tire & Rubber Co.	130,274	2,955,917
Thor Industries, Inc.	10,476	999,830
Visteon Corp. *	13,838	1,527,577
		64,418,597

Banks 4.8%
Bank of America Corp.	862,875	26,688,724
BB&T Corp.	109,561	5,659,921
CIT Group, Inc.	35,447	1,922,645
Citigroup, Inc.	442,464	31,521,135
Citizens Financial Group, Inc.	66,714	2,745,948
Comerica, Inc.	19,505	1,901,347
Fifth Third Bancorp	135,901	3,999,567
First Republic Bank	8,982	912,481
Huntington Bancshares, Inc.	114,672	1,858,833
JPMorgan Chase & Co.	501,379	57,448,006
KeyCorp	118,297	2,492,518
M&T Bank Corp.	15,967	2,828,554
New York Community Bancorp, Inc.	125,818	1,355,060
People's United Financial, Inc.	58,827	1,088,888
Regions Financial Corp.	168,671	3,282,338
SunTrust Banks, Inc.	73,455	5,403,350
The PNC Financial Services Group, Inc.	65,307	9,374,167
U.S. Bancorp	273,512	14,799,734
Wells Fargo & Co.	915,634	53,546,276
		228,829,492

Capital Goods 7.6%
3M Co.	97,038	20,467,255
AECOM *	49,952	1,680,385
AGCO Corp.	34,683	2,069,188
Allison Transmission Holdings, Inc.	27,344	1,357,903
AMETEK, Inc.	27,064	2,082,845
Carlisle Cos., Inc.	12,224	1,550,125
Caterpillar, Inc.	128,753	17,877,354
Cummins, Inc.	47,607	6,750,673
Deere & Co.	93,743	13,480,243
Donaldson Co., Inc.	22,502	1,138,601
Dover Corp.	39,033	3,351,764
Eaton Corp. plc	107,861	8,967,564
EMCOR Group, Inc.	17,669	1,415,287
Emerson Electric Co.	186,960	14,345,441
Security	Number of Shares	Value ($)
Fastenal Co.	49,710	2,901,076
Flowserve Corp.	53,784	2,803,222
Fluor Corp.	120,826	6,936,621
Fortive Corp.	34,648	2,909,739
Fortune Brands Home & Security, Inc.	22,608	1,197,772
GATX Corp.	13,670	1,154,432
General Dynamics Corp.	52,740	10,199,916
General Electric Co.	3,077,524	39,823,161
Harris Corp.	17,333	2,816,786
HD Supply Holdings, Inc. *	20,952	955,202
Honeywell International, Inc.	106,194	16,891,218
Hubbell, Inc.	13,381	1,690,823
Huntington Ingalls Industries, Inc.	6,476	1,583,188
IDEX Corp.	9,302	1,425,159
Illinois Tool Works, Inc.	73,568	10,217,124
Ingersoll-Rand plc	47,655	4,826,975
Jacobs Engineering Group, Inc.	49,517	3,599,391
Johnson Controls International plc	115,886	4,377,014
L3 Technologies, Inc.	5,488	1,172,895
Lincoln Electric Holdings, Inc.	15,217	1,432,833
Lockheed Martin Corp.	37,055	11,872,793
Masco Corp.	32,304	1,226,583
MSC Industrial Direct Co., Inc., Class A	12,762	1,090,896
Northrop Grumman Corp.	35,068	10,467,447
Oshkosh Corp.	25,905	1,820,085
Owens Corning	24,704	1,398,740
PACCAR, Inc.	91,423	6,255,162
Parker-Hannifin Corp.	31,124	5,465,374
Pentair plc	32,604	1,417,622
Quanta Services, Inc. *	71,232	2,463,915
Raytheon Co.	50,045	9,980,975
Regal Beloit Corp.	13,469	1,127,355
Rockwell Automation, Inc.	18,247	3,301,977
Rockwell Collins, Inc.	17,798	2,419,638
Roper Technologies, Inc.	6,870	2,049,802
Snap-on, Inc.	10,698	1,891,192
Spirit AeroSystems Holdings, Inc., Class A	17,697	1,513,093
Stanley Black & Decker, Inc.	27,163	3,817,216
Terex Corp.	31,392	1,216,440
Textron, Inc.	56,901	3,927,876
The Boeing Co.	65,491	22,449,660
The Timken Co.	27,135	1,320,118
TransDigm Group, Inc. *	7,090	2,481,500
Trinity Industries, Inc.	57,476	2,059,940
United Rentals, Inc. *	19,355	3,016,864
United Technologies Corp.	197,130	25,962,021
Valmont Industries, Inc.	7,411	1,040,504
W.W. Grainger, Inc.	18,092	6,405,834
WABCO Holdings, Inc. *	8,038	989,317
Wabtec Corp.	13,828	1,497,849
Watsco, Inc.	6,063	1,060,964
WESCO International, Inc. *	26,728	1,634,417
Xylem, Inc.	20,615	1,564,885
		361,657,229

Commercial & Professional Services 0.6%
ABM Industries, Inc.	26,778	849,398
Cintas Corp.	13,414	2,862,145

14
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Equifax, Inc.	13,369	1,791,045
IHS Markit Ltd. *	17,458	960,190
KAR Auction Services, Inc.	20,411	1,279,566
ManpowerGroup, Inc.	34,878	3,269,115
Nielsen Holdings plc	79,669	2,071,394
Pitney Bowes, Inc.	120,975	878,278
Republic Services, Inc.	43,564	3,195,855
Robert Half International, Inc.	34,681	2,711,361
The Dun & Bradstreet Corp.	8,781	1,254,980
Verisk Analytics, Inc. *	9,676	1,152,315
Waste Management, Inc.	77,524	7,046,932
		29,322,574

Consumer Durables & Apparel 1.4%
Brunswick Corp.	17,258	1,146,276
Carter's, Inc.	10,267	1,087,583
D.R. Horton, Inc.	46,242	2,058,231
Fossil Group, Inc. *	151,902	3,443,618
Garmin Ltd.	25,644	1,747,382
Hanesbrands, Inc.	66,030	1,158,166
Hasbro, Inc.	20,006	1,986,796
Leggett & Platt, Inc.	34,219	1,554,911
Lennar Corp., Class A	31,992	1,653,027
Mattel, Inc. *	194,669	3,003,743
Michael Kors Holdings Ltd. *	43,748	3,176,980
Mohawk Industries, Inc. *	7,695	1,474,285
Newell Brands, Inc.	54,900	1,192,428
NIKE, Inc., Class B	207,049	17,019,428
NVR, Inc. *	576	1,537,027
Polaris Industries, Inc.	15,791	1,712,534
PulteGroup, Inc.	63,184	1,765,993
PVH Corp.	14,284	2,044,898
Ralph Lauren Corp.	27,644	3,671,400
Tapestry, Inc.	83,420	4,228,560
VF Corp.	65,961	6,076,987
Whirlpool Corp.	24,195	3,023,891
		65,764,144

Consumer Services 1.6%
Aramark	49,790	2,045,373
Brinker International, Inc.	28,863	1,278,054
Carnival Corp.	80,880	4,973,311
Chipotle Mexican Grill, Inc. *	5,209	2,475,213
Darden Restaurants, Inc.	24,687	2,864,680
Domino's Pizza, Inc.	4,394	1,311,873
H&R Block, Inc.	56,557	1,530,432
Hilton Worldwide Holdings, Inc.	14,464	1,122,696
Las Vegas Sands Corp.	63,845	4,176,740
Marriott International, Inc., Class A	25,221	3,189,700
McDonald's Corp.	157,308	25,520,077
MGM Resorts International	71,666	2,077,597
Norwegian Cruise Line Holdings Ltd. *	15,964	855,830
Royal Caribbean Cruises Ltd.	21,302	2,611,199
Service Corp. International	27,890	1,170,264
Starbucks Corp.	140,905	7,531,372
The Wendy's Co.	65,426	1,154,769
Wyndham Destinations, Inc.	26,797	1,184,427
Wyndham Hotels & Resorts, Inc.	27,011	1,532,874
Wynn Resorts Ltd.	14,213	2,108,356
Yum China Holdings, Inc.	53,198	2,057,699
Yum! Brands, Inc.	62,768	5,453,912
		78,226,448

Security	Number of Shares	Value ($)
Diversified Financials 4.6%
Affiliated Managers Group, Inc.	6,126	894,947
AGNC Investment Corp.	71,015	1,350,705
Ally Financial, Inc.	235,117	6,319,945
American Express Co.	177,649	18,827,241
Ameriprise Financial, Inc.	41,032	5,824,903
Annaly Capital Management, Inc.	202,330	2,148,745
Berkshire Hathaway, Inc., Class B *	267,531	55,839,070
BlackRock, Inc.	12,874	6,167,418
Capital One Financial Corp.	148,201	14,685,237
CME Group, Inc.	25,744	4,498,249
Discover Financial Services	116,927	9,134,337
Franklin Resources, Inc.	117,550	3,731,037
Intercontinental Exchange, Inc.	27,298	2,080,927
Invesco Ltd.	95,969	2,312,853
Jefferies Financial Group, Inc.	59,242	1,375,599
Lazard Ltd., Class A	16,364	787,763
Legg Mason, Inc.	42,066	1,312,459
LPL Financial Holdings, Inc.	22,499	1,490,334
Moody's Corp.	16,656	2,965,101
Morgan Stanley	121,304	5,923,274
MSCI, Inc.	8,417	1,517,248
Nasdaq, Inc.	13,281	1,267,539
Navient Corp.	253,997	3,464,519
Northern Trust Corp.	21,660	2,327,584
Raymond James Financial, Inc.	12,226	1,137,507
S&P Global, Inc.	19,901	4,120,502
Santander Consumer USA Holdings, Inc.	73,594	1,588,159
SEI Investments Co.	14,790	932,953
SLM Corp. *	149,538	1,752,585
State Street Corp.	58,615	5,094,230
Synchrony Financial	190,845	6,044,061
T. Rowe Price Group, Inc.	44,966	5,211,110
TD Ameritrade Holding Corp.	23,672	1,386,469
The Bank of New York Mellon Corp.	145,365	7,580,785
The Charles Schwab Corp. (b)	48,906	2,483,936
The Goldman Sachs Group, Inc.	85,552	20,345,121
Voya Financial, Inc.	55,626	2,785,194
Waddell & Reed Financial, Inc., Class A	50,588	1,012,772
		217,722,418

Energy 13.2%
Anadarko Petroleum Corp.	125,134	8,058,630
Andeavor	66,009	10,085,515
Apache Corp.	159,701	6,999,695
Baker Hughes a GE Co.	230,947	7,614,323
Chevron Corp.	855,960	101,397,022
CNX Resources Corp. *	72,494	1,155,554
Concho Resources, Inc. *	10,941	1,500,558
ConocoPhillips	627,170	46,053,093
Devon Energy Corp.	98,123	4,212,420
EOG Resources, Inc.	68,442	8,091,898
EQT Corp.	23,304	1,188,970
Exxon Mobil Corp.	2,154,055	172,690,589
Halliburton Co.	250,677	9,999,506
Helmerich & Payne, Inc.	41,479	2,719,778
Hess Corp.	205,485	13,837,360
HollyFrontier Corp.	162,360	12,099,067
Kinder Morgan, Inc.	532,786	9,430,312
Marathon Oil Corp.	561,841	12,085,200
Marathon Petroleum Corp.	286,594	23,583,820
Murphy Oil Corp.	148,294	4,571,904
Nabors Industries Ltd.	343,483	2,119,290
National Oilwell Varco, Inc.	244,090	11,489,316
Noble Corp. plc *	532,888	3,250,617
Noble Energy, Inc.	108,560	3,226,403

15
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Occidental Petroleum Corp.	245,227	19,586,280
Oceaneering International, Inc. *	78,726	2,225,584
ONEOK, Inc.	37,537	2,474,064
Patterson-UTI Energy, Inc.	77,950	1,335,284
PBF Energy, Inc., Class A	71,300	3,701,896
Phillips 66	287,010	34,013,555
Pioneer Natural Resources Co.	13,715	2,396,010
QEP Resources, Inc. *	142,500	1,420,725
Rowan Cos. plc, Class A *	62,544	878,118
Schlumberger Ltd.	382,658	24,168,679
SM Energy Co.	60,002	1,805,460
Targa Resources Corp.	27,453	1,511,837
The Williams Cos., Inc.	181,553	5,372,153
Transocean Ltd. *	376,578	4,560,360
Valero Energy Corp.	331,244	39,047,043
Weatherford International plc *	790,870	1,913,905
World Fuel Services Corp.	218,792	6,132,740
		630,004,533

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	13,634	1,556,594
Costco Wholesale Corp.	117,485	27,389,278
Performance Food Group Co. *	26,934	891,515
Rite Aid Corp. *(a)	738,674	1,011,983
SpartanNash Co.	43,098	920,142
Sysco Corp.	139,951	10,471,134
The Kroger Co.	577,334	18,186,021
United Natural Foods, Inc. *	34,639	1,230,031
US Foods Holding Corp. *	54,081	1,762,500
Walgreens Boots Alliance, Inc.	262,905	18,024,767
Walmart, Inc.	711,056	68,161,828
		149,605,793

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	295,080	17,268,082
Archer-Daniels-Midland Co.	429,350	21,639,240
Brown-Forman Corp., Class B	39,745	2,075,484
Bunge Ltd.	125,957	8,184,686
Campbell Soup Co.	36,352	1,434,086
Conagra Brands, Inc.	77,785	2,858,599
Constellation Brands, Inc., Class A	9,335	1,943,547
Dean Foods Co.	70,226	535,122
Flowers Foods, Inc.	48,180	970,827
General Mills, Inc.	164,615	7,573,936
Hormel Foods Corp.	53,372	2,089,514
Ingredion, Inc.	17,227	1,741,133
Kellogg Co.	51,553	3,700,990
McCormick & Co., Inc. Non-Voting Shares	16,503	2,060,895
Molson Coors Brewing Co., Class B	27,169	1,813,259
Mondelez International, Inc., Class A	374,128	15,982,748
Monster Beverage Corp. *	21,223	1,292,268
PepsiCo, Inc.	268,365	30,059,564
Philip Morris International, Inc.	317,250	24,710,602
Sanderson Farms, Inc.	7,282	770,144
The Coca-Cola Co.	678,648	30,247,341
The Hershey Co.	22,327	2,244,310
The J.M. Smucker Co.	28,731	2,970,211
The Kraft Heinz Co.	85,199	4,964,546
Tyson Foods, Inc., Class A	89,832	5,642,348
		194,773,482

Health Care Equipment & Services 6.5%
Abbott Laboratories	202,721	13,549,872
Aetna, Inc.	70,440	14,107,019
AmerisourceBergen Corp.	28,418	2,556,767
Security	Number of Shares	Value ($)
Anthem, Inc.	91,425	24,202,940
Baxter International, Inc.	58,968	4,385,450
Becton Dickinson & Co.	27,501	7,201,687
Boston Scientific Corp. *	64,701	2,300,768
Cardinal Health, Inc.	190,434	9,938,750
Centene Corp. *	19,755	2,893,712
Cerner Corp. *	27,039	1,760,509
Cigna Corp.	28,284	5,327,009
Community Health Systems, Inc. *	359,198	1,393,688
CVS Health Corp.	580,383	43,668,017
Danaher Corp.	56,587	5,859,018
DaVita, Inc. *	38,571	2,672,585
DENTSPLY SIRONA, Inc.	23,479	937,282
Edwards Lifesciences Corp. *	13,062	1,884,063
Express Scripts Holding Co. *	336,496	29,618,378
HCA Healthcare, Inc.	85,505	11,467,076
Henry Schein, Inc. *	39,544	3,071,778
Humana, Inc.	39,778	13,256,416
Intuitive Surgical, Inc. *	5,024	2,813,440
Laboratory Corp. of America Holdings *	12,843	2,220,169
LifePoint Health, Inc. *	24,952	1,606,909
Magellan Health, Inc. *	12,670	931,245
McKesson Corp.	87,418	11,255,067
MEDNAX, Inc. *	23,890	1,131,192
Medtronic plc	193,755	18,679,920
Molina Healthcare, Inc. *	11,781	1,625,778
Owens & Minor, Inc.	83,063	1,410,410
Patterson Cos., Inc.	44,628	1,006,361
Quest Diagnostics, Inc.	36,981	4,067,170
ResMed, Inc.	14,318	1,595,168
Stryker Corp.	30,254	5,125,935
Tenet Healthcare Corp. *	81,866	2,760,522
UnitedHealth Group, Inc.	151,922	40,784,980
Universal Health Services, Inc., Class B	21,921	2,853,237
Varian Medical Systems, Inc. *	14,002	1,568,504
WellCare Health Plans, Inc. *	8,343	2,524,342
Zimmer Biomet Holdings, Inc.	26,032	3,218,336
		309,231,469

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	41,615	2,354,577
Colgate-Palmolive Co.	133,206	8,846,210
Herbalife Nutrition Ltd. *	32,178	1,820,953
Kimberly-Clark Corp.	51,567	5,958,051
Nu Skin Enterprises, Inc., Class A	17,211	1,369,996
The Clorox Co.	17,372	2,518,592
The Estee Lauder Cos., Inc., Class A	24,436	3,423,972
The Procter & Gamble Co.	598,868	49,676,101
		75,968,452

Insurance 3.5%
Aflac, Inc.	193,258	8,936,250
Alleghany Corp.	2,971	1,877,018
American Financial Group, Inc.	13,002	1,447,903
American International Group, Inc.	512,306	27,239,310
Aon plc	46,181	6,722,106
Arch Capital Group Ltd. *	47,470	1,451,158
Arthur J. Gallagher & Co.	22,045	1,590,326
Assurant, Inc.	24,994	2,569,883
Assured Guaranty Ltd.	49,642	2,022,415
Axis Capital Holdings Ltd.	34,868	2,005,607
Chubb Ltd.	55,566	7,514,746
Cincinnati Financial Corp.	24,442	1,873,968
CNO Financial Group, Inc.	65,100	1,406,811
Everest Re Group Ltd.	12,185	2,717,499
Fidelity National Financial, Inc.	51,898	2,081,110

16
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First American Financial Corp.	20,982	1,193,037
Genworth Financial, Inc., Class A *	521,233	2,423,734
Lincoln National Corp.	48,623	3,188,696
Loews Corp.	91,521	4,604,422
Markel Corp. *	1,080	1,305,504
Marsh & McLennan Cos., Inc.	72,323	6,120,696
MetLife, Inc.	191,124	8,770,680
Old Republic International Corp.	56,000	1,242,080
Principal Financial Group, Inc.	45,233	2,496,409
Prudential Financial, Inc.	79,904	7,850,568
Reinsurance Group of America, Inc.	13,744	1,963,330
RenaissanceRe Holdings Ltd.	12,706	1,689,390
The Allstate Corp.	102,048	10,262,967
The Hartford Financial Services Group, Inc.	105,535	5,315,798
The Progressive Corp.	101,588	6,860,238
The Travelers Cos., Inc.	134,927	17,756,393
Torchmark Corp.	20,417	1,795,063
Unum Group	46,724	1,723,181
W.R. Berkley Corp.	22,455	1,757,328
White Mountains Insurance Group Ltd.	1,386	1,286,139
Willis Towers Watson plc	7,656	1,127,499
XL Group Ltd.	61,718	3,541,996
		165,731,258

Materials 3.3%
Air Products & Chemicals, Inc.	28,756	4,781,835
Albemarle Corp.	13,619	1,300,887
Alcoa Corp. *	97,773	4,367,520
AptarGroup, Inc.	10,676	1,117,884
Ashland Global Holdings, Inc.	29,044	2,445,505
Avery Dennison Corp.	16,320	1,716,538
Ball Corp.	51,267	2,147,062
Bemis Co., Inc.	36,236	1,785,710
Celanese Corp., Series A	19,139	2,236,009
CF Industries Holdings, Inc.	97,456	5,062,839
Commercial Metals Co.	68,447	1,478,455
Crown Holdings, Inc. *	19,563	837,492
Domtar Corp.	47,055	2,395,100
DowDuPont, Inc.	370,259	25,966,264
Eastman Chemical Co.	32,913	3,193,548
Ecolab, Inc.	31,032	4,669,695
FMC Corp.	15,354	1,311,999
Freeport-McMoRan, Inc.	447,720	6,290,466
Graphic Packaging Holding Co.	83,849	1,192,333
Huntsman Corp.	53,801	1,640,392
International Flavors & Fragrances, Inc.	10,604	1,381,595
International Paper Co.	111,773	5,716,071
LyondellBasell Industries N.V., Class A	158,486	17,874,051
Martin Marietta Materials, Inc.	6,973	1,385,675
Newmont Mining Corp.	101,573	3,151,810
Nucor Corp.	103,732	6,483,250
Owens-Illinois, Inc. *	58,722	1,037,618
Packaging Corp. of America	14,529	1,597,028
PPG Industries, Inc.	53,189	5,879,512
Praxair, Inc.	48,995	7,750,519
Reliance Steel & Aluminum Co.	33,087	2,908,016
RPM International, Inc.	25,823	1,743,053
Sealed Air Corp.	29,824	1,196,241
Sonoco Products Co.	29,005	1,625,440
Steel Dynamics, Inc.	45,976	2,102,482
The Mosaic Co.	278,211	8,699,658
The Sherwin-Williams Co.	6,572	2,994,072
United States Steel Corp.	60,006	1,780,978
Vulcan Materials Co.	10,437	1,156,420
WestRock Co.	51,683	2,846,700
		155,247,722

Security	Number of Shares	Value ($)
Media 2.7%
CBS Corp., Class B Non-Voting Shares	139,994	7,422,482
Charter Communications, Inc., Class A *	8,314	2,580,666
Cinemark Holdings, Inc.	25,240	941,957
Comcast Corp., Class A	907,007	33,550,189
Discovery, Inc., Class A *(a)	84,196	2,343,175
Discovery, Inc., Class C *	161,896	4,151,014
DISH Network Corp., Class A *	40,681	1,438,073
Liberty Media Corp. - Liberty SiriusXM, Class A *	7,245	338,631
Liberty Media Corp. - Liberty SiriusXM, Class C *	16,958	797,704
News Corp., Class A	112,817	1,474,518
News Corp., Class B	32,090	436,424
Omnicom Group, Inc.	61,631	4,272,261
TEGNA, Inc.	79,971	930,862
The Interpublic Group of Cos., Inc.	73,666	1,720,101
The Walt Disney Co.	326,108	36,530,618
Tribune Media Co., Class A	27,435	1,012,077
Twenty-First Century Fox, Inc., Class A	285,679	12,969,827
Twenty-First Century Fox, Inc., Class B	126,492	5,679,491
Viacom, Inc., Class B	340,201	9,961,085
		128,551,155

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	153,854	14,766,907
Agilent Technologies, Inc.	32,930	2,224,092
Alexion Pharmaceuticals, Inc. *	8,182	1,000,168
Allergan plc	21,012	4,028,211
Amgen, Inc.	107,205	21,420,631
Biogen, Inc. *	18,282	6,462,504
Bristol-Myers Squibb Co.	193,854	11,737,860
Celgene Corp. *	73,618	6,953,220
Eli Lilly & Co.	143,362	15,146,195
Gilead Sciences, Inc.	268,871	20,361,601
IQVIA Holdings, Inc. *	8,582	1,090,686
Johnson & Johnson	391,360	52,712,278
Mallinckrodt plc *	46,729	1,610,281
Merck & Co., Inc.	661,544	45,375,303
Mettler-Toledo International, Inc. *	2,319	1,355,363
Mylan N.V. *	75,388	2,949,932
Perrigo Co., plc	18,582	1,421,709
Pfizer, Inc.	1,638,419	68,027,157
Regeneron Pharmaceuticals, Inc. *	2,594	1,055,109
Thermo Fisher Scientific, Inc.	30,771	7,357,346
United Therapeutics Corp. *	9,448	1,162,010
Waters Corp. *	7,248	1,373,351
Zoetis, Inc.	23,223	2,104,004
		291,695,918

Real Estate 1.5%
American Tower Corp.	21,343	3,182,668
AvalonBay Communities, Inc.	11,048	2,024,988
Boston Properties, Inc.	21,361	2,786,542
Brixmor Property Group, Inc.	68,786	1,253,281
Camden Property Trust	10,776	1,024,367
CBRE Group, Inc., Class A *	35,127	1,714,549
CoreCivic, Inc.	60,808	1,574,319
Crown Castle International Corp.	25,461	2,903,318
Digital Realty Trust, Inc.	17,982	2,234,803
Duke Realty Corp.	37,616	1,071,680
Equinix, Inc.	3,327	1,451,004
Equity Residential	44,805	3,035,539
Essex Property Trust, Inc.	4,308	1,060,974
HCP, Inc.	97,197	2,627,235

17
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hospitality Properties Trust	49,599	1,437,875
Host Hotels & Resorts, Inc.	165,587	3,565,088
Iron Mountain, Inc.	68,076	2,457,544
Jones Lang LaSalle, Inc.	8,595	1,310,909
Kimco Realty Corp.	70,687	1,209,455
Mid-America Apartment Communities, Inc.	9,282	961,244
Outfront Media, Inc.	42,698	848,409
Park Hotels & Resorts, Inc.	23,046	770,889
Prologis, Inc.	44,345	2,979,097
Public Storage	11,190	2,378,770
Realogy Holdings Corp.	42,379	906,487
Realty Income Corp.	18,158	1,063,514
Senior Housing Properties Trust	55,462	1,059,879
Simon Property Group, Inc.	34,751	6,360,475
SL Green Realty Corp.	12,209	1,274,620
The Macerich Co.	20,919	1,228,782
UDR, Inc.	25,940	1,036,822
Ventas, Inc.	54,107	3,239,386
VEREIT, Inc.	122,794	960,249
Vornado Realty Trust	25,868	1,991,836
Welltower, Inc.	58,804	3,922,815
Weyerhaeuser Co.	94,248	3,271,348
		72,180,760

Retailing 5.5%
Abercrombie & Fitch Co., Class A	90,373	1,958,383
Advance Auto Parts, Inc.	15,997	2,623,988
Amazon.com, Inc. *	7,181	14,453,271
American Eagle Outfitters, Inc.	89,894	2,333,648
AutoNation, Inc. *	31,716	1,438,321
AutoZone, Inc. *	3,095	2,373,494
Bed Bath & Beyond, Inc.	267,515	4,799,219
Best Buy Co., Inc.	109,283	8,694,555
Big Lots, Inc.	33,346	1,435,545
Booking Holdings, Inc. *	3,157	6,161,043
CarMax, Inc. *	44,392	3,464,796
Chico's FAS, Inc.	135,747	1,238,013
Core-Mark Holding Co., Inc.	70,769	2,531,407
Dick's Sporting Goods, Inc.	60,968	2,282,642
Dillard's, Inc., Class A (a)	18,906	1,485,633
Dollar General Corp.	79,443	8,558,394
Dollar Tree, Inc. *	32,791	2,640,003
DSW, Inc., Class A	46,632	1,550,980
Expedia Group, Inc.	12,906	1,684,233
Foot Locker, Inc.	75,483	3,721,312
GameStop Corp., Class A (a)	183,388	2,433,559
Genuine Parts Co.	45,546	4,547,768
GNC Holdings, Inc., Class A *(a)	256,544	795,286
Group 1 Automotive, Inc.	14,670	1,130,910
Kohl's Corp.	157,702	12,475,805
L Brands, Inc.	97,093	2,566,168
LKQ Corp. *	45,844	1,582,535
Lowe's Cos., Inc.	247,766	26,944,552
Macy's, Inc.	252,454	9,227,194
Murphy USA, Inc. *	39,545	3,281,444
Nordstrom, Inc.	68,990	4,336,022
O'Reilly Automotive, Inc. *	17,543	5,884,273
Office Depot, Inc.	475,886	1,594,218
Qurate Retail, Inc. *	183,095	3,806,545
Ross Stores, Inc.	53,005	5,076,819
Sally Beauty Holdings, Inc. *	60,317	928,882
Signet Jewelers Ltd.	37,805	2,427,081
Target Corp.	332,196	29,067,150
The Gap, Inc.	146,792	4,455,137
The Home Depot, Inc.	192,075	38,562,898
The TJX Cos., Inc.	144,608	15,902,542
Tiffany & Co.	19,533	2,395,722
Security	Number of Shares	Value ($)
Tractor Supply Co.	35,777	3,158,394
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,494	388,440
Urban Outfitters, Inc. *	44,668	2,076,169
Williams-Sonoma, Inc.	35,111	2,465,846
		262,940,239

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	29,619	2,927,838
Applied Materials, Inc.	109,141	4,695,246
Broadcom, Inc.	9,189	2,012,667
First Solar, Inc. *	17,772	925,566
Intel Corp.	1,209,637	58,582,720
KLA-Tencor Corp.	30,225	3,512,447
Lam Research Corp.	14,051	2,432,087
Marvell Technology Group Ltd.	100,546	2,079,291
Maxim Integrated Products, Inc.	39,426	2,384,090
Microchip Technology, Inc.	16,322	1,404,182
Micron Technology, Inc. *	136,336	7,160,367
NVIDIA Corp.	13,438	3,771,778
NXP Semiconductor N.V. *	21,723	2,023,280
ON Semiconductor Corp. *	50,611	1,080,039
Qorvo, Inc. *	30,000	2,402,700
QUALCOMM, Inc.	400,500	27,518,355
Skyworks Solutions, Inc.	15,995	1,460,343
Texas Instruments, Inc.	131,917	14,827,471
Xilinx, Inc.	33,387	2,598,510
		143,798,977

Software & Services 7.5%
Accenture plc, Class A	88,601	14,979,771
Activision Blizzard, Inc.	79,644	5,742,332
Adobe Systems, Inc. *	13,188	3,475,170
Akamai Technologies, Inc. *	22,303	1,675,847
Alliance Data Systems Corp.	8,622	2,057,037
Alphabet, Inc., Class A *	15,767	19,421,791
Alphabet, Inc., Class C *	15,843	19,299,784
Amdocs Ltd.	34,221	2,233,947
Autodesk, Inc. *	8,537	1,317,686
Automatic Data Processing, Inc.	46,479	6,820,793
Booz Allen Hamilton Holding Corp.	37,893	1,938,606
Broadridge Financial Solutions, Inc.	13,067	1,765,874
CA, Inc.	91,100	3,990,180
CACI International, Inc., Class A *	7,369	1,436,955
Citrix Systems, Inc. *	19,273	2,197,507
Cognizant Technology Solutions Corp., Class A	62,818	4,926,816
Conduent, Inc. *	19,252	446,261
Convergys Corp.	40,004	989,299
DXC Technology Co.	14,564	1,326,635
eBay, Inc. *	120,061	4,155,311
Electronic Arts, Inc. *	17,292	1,961,086
Facebook, Inc., Class A *	37,496	6,589,172
Fidelity National Information Services, Inc.	37,324	4,037,337
First Data Corp., Class A *	66,280	1,704,722
Fiserv, Inc. *	55,433	4,438,520
Genpact Ltd.	26,140	800,930
Global Payments, Inc.	11,458	1,427,438
IAC/InterActiveCorp *	9,519	1,877,147
International Business Machines Corp.	356,331	52,195,365
Intuit, Inc.	24,683	5,417,178
Jack Henry & Associates, Inc.	7,682	1,217,136
Leidos Holdings, Inc.	29,069	2,057,213
Mastercard, Inc., Class A	59,294	12,781,415
Microsoft Corp.	844,819	94,898,518
Oracle Corp.	590,404	28,681,826
Paychex, Inc.	37,133	2,719,992

18
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	39,015	3,602,255
Red Hat, Inc. *	7,282	1,075,770
salesforce.com, Inc. *	8,382	1,279,764
Symantec Corp.	213,448	4,303,112
Teradata Corp. *	46,590	1,932,087
The Western Union Co.	170,528	3,226,390
Total System Services, Inc.	16,738	1,625,929
Visa, Inc., Class A	112,312	16,497,510
		356,545,414

Technology Hardware & Equipment 6.8%
Amphenol Corp., Class A	30,529	2,887,433
Anixter International, Inc. *	14,767	1,064,701
Apple, Inc.	837,176	190,566,373
ARRIS International plc *	28,928	749,524
Arrow Electronics, Inc. *	50,753	3,934,880
Avnet, Inc.	124,854	6,042,934
CDW Corp.	20,509	1,795,768
Cisco Systems, Inc.	882,715	42,167,296
CommScope Holding Co., Inc. *	31,944	1,012,305
Corning, Inc.	303,482	10,169,682
F5 Networks, Inc. *	11,224	2,122,683
FLIR Systems, Inc.	23,252	1,458,830
Hewlett Packard Enterprise Co.	583,724	9,648,958
HP, Inc.	511,853	12,617,176
Jabil, Inc.	98,024	2,897,589
Juniper Networks, Inc.	136,632	3,884,448
Keysight Technologies, Inc. *	21,287	1,381,313
Motorola Solutions, Inc.	67,430	8,655,315
NCR Corp. *	31,501	894,943
NetApp, Inc.	63,323	5,497,070
Sanmina Corp. *	39,010	1,201,508
SYNNEX Corp.	12,205	1,183,519
Tech Data Corp. *	34,206	2,488,486
Trimble, Inc. *	22,746	957,607
Western Digital Corp.	77,450	4,897,938
Xerox Corp.	120,706	3,362,869
		323,541,148

Telecommunication Services 3.4%
AT&T, Inc.	2,371,757	75,753,919
CenturyLink, Inc.	770,531	16,458,542
Frontier Communications Corp. (a)	393,031	2,043,761
Sprint Corp. *	220,232	1,345,618
T-Mobile US, Inc. *	37,328	2,465,141
Telephone & Data Systems, Inc.	62,181	1,867,917
Verizon Communications, Inc.	1,165,121	63,347,629
Windstream Holdings, Inc. *(a)	151,654	714,290
		163,996,817

Transportation 2.3%
Alaska Air Group, Inc.	29,830	2,013,227
American Airlines Group, Inc.	143,928	5,826,205
Avis Budget Group, Inc. *	58,028	1,805,251
C.H. Robinson Worldwide, Inc.	41,000	3,939,280
CSX Corp.	151,214	11,214,030
Delta Air Lines, Inc.	41,362	2,418,850
Expeditors International of Washington, Inc.	47,393	3,472,959
FedEx Corp.	59,995	14,635,780
Hertz Global Holdings, Inc. *	136,412	2,402,215
J.B. Hunt Transport Services, Inc.	14,196	1,714,167
JetBlue Airways Corp. *	84,058	1,603,827
Kansas City Southern	15,643	1,813,962
Kirby Corp. *	14,505	1,266,286
Landstar System, Inc.	8,882	1,028,536
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	56,303	9,787,714
Old Dominion Freight Line, Inc.	7,848	1,196,035
Ryder System, Inc.	27,406	2,105,877
Southwest Airlines Co.	29,013	1,778,497
Union Pacific Corp.	163,657	24,650,017
United Continental Holdings, Inc. *	25,297	2,211,464
United Parcel Service, Inc., Class B	93,910	11,539,661
		108,423,840

Utilities 3.7%
AES Corp.	507,838	6,835,500
Alliant Energy Corp.	39,908	1,709,659
Ameren Corp.	59,593	3,768,065
American Electric Power Co., Inc.	120,570	8,648,486
American Water Works Co., Inc.	26,090	2,283,658
Atmos Energy Corp.	17,934	1,654,053
CenterPoint Energy, Inc.	115,922	3,221,472
CMS Energy Corp.	59,051	2,907,671
Consolidated Edison, Inc.	75,977	5,996,865
Dominion Energy, Inc.	108,319	7,665,736
DTE Energy Co.	40,782	4,532,512
Duke Energy Corp.	179,539	14,585,748
Edison International	80,414	5,285,612
Entergy Corp.	64,205	5,366,896
Evergy, Inc.	56,405	3,217,905
Eversource Energy	62,915	3,927,783
Exelon Corp.	314,230	13,734,993
FirstEnergy Corp.	176,961	6,614,802
MDU Resources Group, Inc.	54,117	1,509,323
NextEra Energy, Inc.	66,163	11,254,326
NiSource, Inc.	51,628	1,397,570
NRG Energy, Inc.	82,014	2,902,476
OGE Energy Corp.	47,005	1,731,194
PG&E Corp.	148,459	6,855,837
Pinnacle West Capital Corp.	26,520	2,083,146
Portland General Electric Co.	20,752	962,893
PPL Corp.	200,358	5,958,647
Public Service Enterprise Group, Inc.	133,560	6,991,866
SCANA Corp.	54,406	2,085,926
Sempra Energy	46,576	5,406,542
The Southern Co.	248,458	10,877,491
UGI Corp.	41,600	2,248,480
Vectren Corp.	16,700	1,189,040
Vistra Energy Corp. *	33,716	793,675
WEC Energy Group, Inc.	48,840	3,300,607
Xcel Energy, Inc.	111,739	5,369,059
		174,875,514
Total Common Stock
(Cost $4,012,405,120)		4,753,053,393

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	3,355,357	3,355,357

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	8,443,362	8,443,362
Total Other Investment Companies
(Cost $11,798,719)		11,798,719

19
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	75	10,882,875	157,446
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,110,946.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.
20
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	279,093	4,942,737
Cooper-Standard Holding, Inc. *	46,516	6,439,210
Dorman Products, Inc. *	39,444	3,194,175
Gentherm, Inc. *	57,614	2,834,609
LCI Industries	37,281	3,465,269
Modine Manufacturing Co. *	118,602	1,998,444
Standard Motor Products, Inc.	56,242	2,855,406
Superior Industries International, Inc.	172,808	3,749,934
Tesla, Inc. *(a)	1,200	361,992
Tower International, Inc.	74,078	2,503,836
Winnebago Industries, Inc.	48,515	1,792,629
		34,138,241

Banks 6.0%
Associated Banc-Corp.	171,680	4,678,280
BancorpSouth Bank	63,479	2,209,069
Bank of Hawaii Corp.	52,477	4,362,413
Bank OZK	42,964	1,738,324
BankUnited, Inc.	116,306	4,511,510
Banner Corp.	6,428	413,513
BOK Financial Corp.	31,065	3,185,716
Capitol Federal Financial, Inc.	200,854	2,653,281
Cathay General Bancorp	56,417	2,386,439
Central Pacific Financial Corp.	12,432	352,199
Chemical Financial Corp.	28,444	1,624,721
Columbia Banking System, Inc.	50,605	2,138,061
Commerce Bancshares, Inc.	90,573	6,436,117
Community Bank System, Inc.	38,078	2,518,098
Cullen/Frost Bankers, Inc.	48,485	5,376,502
CVB Financial Corp.	78,752	1,893,986
East West Bancorp, Inc.	114,388	7,251,055
Essent Group Ltd. *	11,456	496,732
F.N.B. Corp.	258,186	3,472,602
First BanCorp (Puerto Rico) *	61,060	534,275
First Citizens BancShares, Inc., Class A	6,721	3,192,542
First Commonwealth Financial Corp.	107,904	1,807,392
First Financial Bancorp	72,916	2,289,562
First Financial Bankshares, Inc.	34,842	2,104,457
First Hawaiian, Inc.	15,684	454,679
First Horizon National Corp.	187,621	3,455,979
First Midwest Bancorp, Inc.	67,023	1,821,685
Fulton Financial Corp.	251,866	4,583,961
Glacier Bancorp, Inc.	64,027	2,924,753
Great Western Bancorp, Inc.	52,534	2,287,330
Hancock Whitney Corp.	81,247	4,188,283
Home BancShares, Inc.	73,348	1,717,077
Hope Bancorp, Inc.	23,988	420,030
IBERIABANK Corp.	28,722	2,488,761
International Bancshares Corp.	64,198	3,007,676
Investors Bancorp, Inc.	184,544	2,362,163
MB Financial, Inc.	61,059	2,958,919
MGIC Investment Corp. *	72,630	923,854
National Bank Holdings Corp., Class A	49,654	1,993,608
Security	Number of Shares	Value ($)
NBT Bancorp, Inc.	53,518	2,166,409
Northwest Bancshares, Inc.	166,616	3,035,744
Ocwen Financial Corp. *	758,146	3,169,050
Old National Bancorp	157,801	3,203,360
PacWest Bancorp	86,515	4,368,142
Park National Corp.	18,208	2,005,611
PHH Corp. *	708,185	7,683,807
Popular, Inc.	158,010	7,954,224
Prosperity Bancshares, Inc.	55,187	4,130,195
Provident Financial Services, Inc.	62,353	1,573,166
Radian Group, Inc.	189,067	3,843,732
Signature Bank	27,165	3,144,077
South State Corp.	4,752	391,802
SVB Financial Group *	23,662	7,636,911
Synovus Financial Corp.	113,179	5,665,741
TCF Financial Corp.	197,193	4,998,843
Texas Capital Bancshares, Inc. *	22,843	2,030,743
The Bank of NT Butterfield & Son Ltd.	38,543	2,036,612
Trustmark Corp.	88,468	3,138,845
UMB Financial Corp.	34,301	2,580,807
Umpqua Holdings Corp.	197,768	4,232,235
Union Bankshares Corp.	43,220	1,797,952
United Bankshares, Inc.	79,074	3,115,516
United Community Banks, Inc.	13,974	423,971
Valley National Bancorp	317,691	3,828,177
Walker & Dunlop, Inc.	7,004	381,718
Washington Federal, Inc.	136,269	4,646,773
Webster Financial Corp.	75,303	4,923,310
WesBanco, Inc.	7,904	390,062
Westamerica Bancorp	34,566	2,213,261
Western Alliance Bancorp *	29,020	1,673,003
Wintrust Financial Corp.	33,816	2,994,407
Zions Bancorp	127,829	6,812,008
		215,405,818

Capital Goods 12.3%
A.O. Smith Corp.	111,915	6,500,023
AAON, Inc.	12,332	498,213
AAR Corp.	119,084	5,557,650
Actuant Corp., Class A	220,826	6,503,326
Acuity Brands, Inc.	46,076	7,042,256
Aegion Corp. *	107,142	2,674,264
Air Lease Corp.	95,731	4,423,730
Aircastle Ltd.	123,481	2,583,223
Alamo Group, Inc.	15,943	1,519,368
Albany International Corp., Class A	33,603	2,592,471
Allegion plc	46,168	4,026,773
Altra Industrial Motion Corp. (a)	41,540	1,622,137
American Woodmark Corp. *	16,556	1,406,432
Apogee Enterprises, Inc.	54,642	2,689,479
Applied Industrial Technologies, Inc.	102,019	7,860,564
Armstrong Flooring, Inc. *	179,782	3,147,983
Armstrong World Industries, Inc. *	89,325	6,234,885
Astec Industries, Inc.	51,481	2,504,551
Atkore International Group, Inc. *	84,471	2,312,816
AZZ, Inc.	53,809	2,892,234
Barnes Group, Inc.	65,813	4,479,233
Beacon Roofing Supply, Inc. *	98,904	3,667,360

21
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
BMC Stock Holdings, Inc. *	90,591	2,038,298
Briggs & Stratton Corp.	175,748	3,543,080
Builders FirstSource, Inc. *	21,212	331,331
BWX Technologies, Inc.	83,280	5,106,730
Chart Industries, Inc. *	55,264	4,175,195
CIRCOR International, Inc.	48,461	2,198,191
Colfax Corp. *	182,114	6,359,421
Comfort Systems USA, Inc.	66,220	3,801,028
Crane Co.	69,277	6,323,605
Cubic Corp.	56,408	4,270,086
Curtiss-Wright Corp.	55,607	7,448,558
DXP Enterprises, Inc. *	10,456	479,826
Dycom Industries, Inc. *	36,533	3,065,484
Encore Wire Corp.	76,322	3,835,181
EnerSys	107,485	8,920,180
EnPro Industries, Inc.	28,720	2,156,010
ESCO Technologies, Inc.	34,947	2,364,165
Esterline Technologies Corp. *	75,178	6,461,549
Federal Signal Corp.	104,822	2,728,517
Franklin Electric Co., Inc.	73,040	3,571,656
Generac Holdings, Inc. *	132,606	7,358,307
Gibraltar Industries, Inc. *	48,618	2,207,257
Global Brass & Copper Holdings, Inc.	57,539	2,218,128
GMS, Inc. *	14,408	358,039
Graco, Inc.	149,711	7,037,914
Granite Construction, Inc.	90,030	4,112,570
Griffon Corp.	109,519	1,998,722
H&E Equipment Services, Inc.	90,130	3,137,425
Harsco Corp. *	197,508	5,579,601
HEICO Corp.	11,686	1,059,686
HEICO Corp., Class A	22,003	1,639,224
Herc Holdings, Inc. *	69,160	3,636,433
Hexcel Corp.	113,115	7,479,164
Hillenbrand, Inc.	91,405	4,675,366
Hyster-Yale Materials Handling, Inc.	41,823	2,580,479
ITT, Inc.	119,604	7,069,792
John Bean Technologies Corp.	4,052	479,352
Kaman Corp.	53,923	3,516,319
KBR, Inc.	505,948	10,614,789
Kennametal, Inc.	184,195	7,522,524
KLX, Inc. *	56,541	4,174,987
Lennox International, Inc.	31,056	6,919,587
Lindsay Corp.	25,735	2,464,641
Masonite International Corp. *	47,491	3,179,522
MasTec, Inc. *	119,622	5,239,444
Maxar Technologies Ltd.	118,641	3,683,803
Meritor, Inc. *	83,576	1,810,256
Milacron Holdings Corp. *	23,888	506,426
Moog, Inc., Class A	81,887	6,461,703
MRC Global, Inc. *	428,630	8,834,064
Mueller Industries, Inc.	240,167	7,678,139
Mueller Water Products, Inc., Class A	193,448	2,238,193
MYR Group, Inc. *	76,491	2,659,592
National Presto Industries, Inc.	17,254	2,287,880
Nordson Corp.	63,336	8,804,971
NOW, Inc. *	687,380	11,816,062
Primoris Services Corp.	106,543	2,669,968
Quanex Building Products Corp.	112,340	1,842,376
Raven Industries, Inc.	53,488	2,588,819
RBC Bearings, Inc. *	15,483	2,319,508
Rexnord Corp. *	146,651	4,257,279
Rush Enterprises, Inc., Class A	104,241	4,478,193
Simpson Manufacturing Co., Inc.	56,609	4,345,873
SPX FLOW, Inc. *	123,344	5,913,111
Standex International Corp.	19,337	2,086,462
Teledyne Technologies, Inc. *	39,520	9,376,515
Tennant Co.	38,901	2,977,872
Textainer Group Holdings Ltd. *	103,370	1,560,887
Security	Number of Shares	Value ($)
The Greenbrier Cos., Inc.	92,094	5,341,452
The Middleby Corp. *	37,955	4,613,051
The Toro Co.	108,152	6,574,560
Titan International, Inc.	195,275	1,460,657
Titan Machinery, Inc. *	28,790	519,947
Trex Co., Inc. *	8,863	750,696
TriMas Corp. *	77,227	2,370,869
Triton International Ltd.	73,954	2,793,982
Triumph Group, Inc.	225,318	4,686,614
Tutor Perini Corp. *	194,122	3,950,383
Univar, Inc. *	171,969	4,784,178
Universal Forest Products, Inc.	177,938	6,665,557
USG Corp. *	86,784	3,740,390
Veritiv Corp. *	125,812	6,007,523
Wabash National Corp.	177,235	3,232,766
Watts Water Technologies, Inc., Class A	43,827	3,613,536
Welbilt, Inc. *	207,960	4,602,155
Woodward, Inc.	80,707	6,501,756
		441,584,358

Commercial & Professional Services 5.4%
ACCO Brands Corp.	261,790	3,246,196
Advanced Disposal Services, Inc. *	26,540	708,087
ASGN, Inc. *	51,562	4,774,126
Brady Corp., Class A	87,619	3,544,189
CBIZ, Inc. *	94,784	2,265,338
Cimpress N.V. *	20,492	2,868,880
Clean Harbors, Inc. *	107,319	7,361,010
Copart, Inc. *	169,358	10,891,413
CoStar Group, Inc. *	5,512	2,437,186
Covanta Holding Corp.	333,633	5,888,622
Deluxe Corp.	95,384	5,648,640
Essendant, Inc.	770,691	11,121,071
Exponent, Inc.	42,762	2,238,591
FTI Consulting, Inc. *	108,742	8,288,315
Healthcare Services Group, Inc.	78,066	3,217,100
Herman Miller, Inc.	124,243	4,758,507
HNI Corp.	130,556	5,757,520
Huron Consulting Group, Inc. *	66,216	3,277,692
ICF International, Inc.	36,440	2,975,326
Insperity, Inc.	45,418	5,443,347
Interface, Inc.	102,020	2,402,571
Kelly Services, Inc., Class A	258,426	6,514,919
Kforce, Inc.	107,706	4,529,037
Kimball International, Inc., Class B	98,405	1,719,135
Knoll, Inc.	102,087	2,403,128
Korn/Ferry International	60,302	4,048,073
LSC Communications, Inc.	592,930	7,251,534
Matthews International Corp., Class A	44,424	2,305,606
McGrath RentCorp	44,660	2,590,280
Mobile Mini, Inc.	52,527	2,253,408
MSA Safety, Inc.	38,409	3,882,766
Navigant Consulting, Inc. *	129,640	3,097,100
Quad/Graphics, Inc.	178,861	4,072,665
R.R. Donnelley & Sons Co.	908,871	4,598,887
Rollins, Inc.	54,244	3,258,979
SP Plus Corp. *	13,532	526,395
Steelcase, Inc., Class A	347,436	5,072,566
Stericycle, Inc. *	104,072	6,420,202
Team, Inc. *	121,150	2,822,795
Tetra Tech, Inc.	105,172	7,341,006
The Brink's Co.	53,010	3,981,051
TransUnion	52,526	3,955,208
TrueBlue, Inc. *	133,905	3,923,416

22
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UniFirst Corp.	25,283	4,682,412
Viad Corp.	43,505	2,679,908
		193,044,203

Consumer Durables & Apparel 3.9%
American Outdoor Brands Corp. *	209,834	2,943,971
Callaway Golf Co.	106,484	2,428,900
Cavco Industries, Inc. *	2,276	558,530
Columbia Sportswear Co.	40,489	3,672,352
Crocs, Inc. *	204,407	4,223,049
Deckers Outdoor Corp. *	89,169	10,864,351
Ethan Allen Interiors, Inc.	76,264	1,696,874
G-III Apparel Group Ltd. *	138,916	6,317,900
GoPro, Inc., Class A *(a)	316,027	2,025,733
Helen of Troy Ltd. *	53,630	6,379,288
iRobot Corp. *(a)	24,566	2,788,241
KB Home	99,990	2,484,752
La-Z-Boy, Inc.	148,037	4,922,230
Lululemon Athletica, Inc. *	83,591	12,950,754
M.D.C Holdings, Inc.	103,617	3,284,659
M/I Homes, Inc. *	57,495	1,489,695
Meritage Homes Corp. *	81,590	3,520,608
Movado Group, Inc.	49,818	2,122,247
Oxford Industries, Inc.	35,683	3,321,730
Skechers U.S.A., Inc., Class A *	151,366	4,462,270
Steven Madden Ltd.	123,206	7,164,429
Sturm Ruger & Co., Inc.	56,893	3,723,647
Taylor Morrison Home Corp., Class A *	145,745	2,836,198
Tempur Sealy International, Inc. *	80,274	4,446,377
Toll Brothers, Inc.	136,194	4,934,309
TopBuild Corp. *	50,254	3,129,819
TRI Pointe Group, Inc. *	156,473	2,267,294
Tupperware Brands Corp.	165,220	5,372,954
Under Armour, Inc., Class A *	199,474	4,079,243
Under Armour, Inc., Class C *	208,626	3,957,635
Unifi, Inc. *	48,148	1,531,588
Universal Electronics, Inc. *	37,250	1,609,200
Vista Outdoor, Inc. *	335,978	6,205,514
Wolverine World Wide, Inc.	163,761	6,416,156
		140,132,497

Consumer Services 5.2%
Adtalem Global Education, Inc. *	205,224	9,819,968
American Public Education, Inc. *	57,790	2,008,203
BJ's Restaurants, Inc.	61,828	4,680,380
Bloomin' Brands, Inc.	235,583	4,546,752
Boyd Gaming Corp.	72,392	2,636,517
Bright Horizons Family Solutions, Inc. *	38,390	4,584,918
Caesars Entertainment Corp. *	132,149	1,347,920
Career Education Corp. *	211,989	3,381,225
Choice Hotels International, Inc.	40,911	3,193,104
Churchill Downs, Inc.	11,136	3,147,034
Cracker Barrel Old Country Store, Inc. (a)	32,966	4,914,901
Dave & Buster's Entertainment, Inc. *	36,780	2,139,493
Dine Brands Global, Inc.	60,463	5,043,823
Dunkin' Brands Group, Inc.	89,016	6,488,376
Extended Stay America, Inc.	300,136	6,056,744
Fiesta Restaurant Group, Inc. *	76,831	2,208,891
Graham Holdings Co., Class B	10,683	6,010,790
Grand Canyon Education, Inc. *	28,353	3,377,976
Hilton Grand Vacations, Inc. *	44,118	1,440,894
Houghton Mifflin Harcourt Co. *	425,629	2,745,307
Hyatt Hotels Corp., Class A	59,670	4,616,071
ILG, Inc.	68,161	2,326,335
International Game Technology plc	317,764	6,685,755
International Speedway Corp., Class A	42,828	1,890,856
Security	Number of Shares	Value ($)
Jack in the Box, Inc.	58,675	5,318,302
K12, Inc. *	144,206	2,388,051
Laureate Education, Inc., Class A *	26,740	427,038
Marriott Vacations Worldwide Corp.	30,811	3,666,509
Penn National Gaming, Inc. *	135,442	4,667,331
Pinnacle Entertainment, Inc. *	148,659	5,090,084
Red Robin Gourmet Burgers, Inc. *	47,443	1,959,396
Red Rock Resorts, Inc., Class A	76,707	2,503,716
Regis Corp. *	216,331	4,627,320
SeaWorld Entertainment, Inc. *	320,172	9,387,443
ServiceMaster Global Holdings, Inc. *	67,148	4,047,010
Six Flags Entertainment Corp.	119,156	8,048,988
Sonic Corp.	81,448	2,920,725
Sotheby's *	67,872	3,259,213
Strategic Education, Inc.	54,314	7,537,154
Texas Roadhouse, Inc.	91,660	6,319,957
The Cheesecake Factory, Inc.	132,185	7,028,276
Vail Resorts, Inc.	18,856	5,620,031
Weight Watchers International, Inc. *	75,164	5,629,784
		185,738,561

Diversified Financials 3.9%
Artisan Partners Asset Management, Inc., Class A	10,856	359,876
BGC Partners, Inc., Class A	210,617	2,615,863
Cannae Holdings, Inc. *	397,609	7,729,519
Capstead Mortgage Corp.	238,174	2,000,662
Cboe Global Markets, Inc.	56,722	5,717,577
Chimera Investment Corp.	311,973	5,812,057
Cohen & Steers, Inc.	8,780	364,985
Credit Acceptance Corp. *	12,852	5,869,637
Donnelley Financial Solutions, Inc. *	137,627	2,875,028
E*TRADE Financial Corp. *	132,252	7,784,353
Eaton Vance Corp.	127,205	6,707,520
Encore Capital Group, Inc. *	36,723	1,423,016
Enova International, Inc. *	92,741	3,079,001
Evercore, Inc., Class A	41,605	4,416,371
EZCORP, Inc., Class A *	204,874	2,274,101
FactSet Research Systems, Inc.	29,073	6,669,055
Federated Investors, Inc., Class B	199,986	4,631,676
FirstCash, Inc.	38,976	3,168,749
Green Dot Corp., Class A *	6,128	524,986
Greenhill & Co., Inc.	127,612	3,509,330
Invesco Mortgage Capital, Inc.	218,695	3,549,420
Ladder Capital Corp., Class A	29,892	519,224
MarketAxess Holdings, Inc.	11,066	2,100,548
MFA Financial, Inc.	615,240	4,712,738
Morningstar, Inc.	25,012	3,559,708
Nelnet, Inc., Class A	46,904	2,704,016
New Residential Investment Corp.	344,971	6,406,111
New York Mortgage Trust, Inc.	317,386	2,031,270
OneMain Holdings, Inc. *	100,520	3,689,084
PennyMac Mortgage Investment Trust	195,020	3,896,500
Piper Jaffray Cos.	6,622	509,894
PRA Group, Inc. *	101,503	3,709,935
Redwood Trust, Inc.	168,881	2,867,599
Starwood Property Trust, Inc.	291,892	6,430,381
Stifel Financial Corp.	55,215	3,084,862
Two Harbors Investment Corp.	430,147	6,718,896
Virtus Investment Partners, Inc.	3,552	458,208
World Acceptance Corp. *	36,333	4,309,457
		138,791,213

Energy 7.2%
Antero Resources Corp. *	294,481	5,450,843
Archrock, Inc.	307,117	3,885,030

23
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bristow Group, Inc. *	370,085	4,056,132
Cabot Oil & Gas Corp.	343,494	8,185,462
CARBO Ceramics, Inc. *(a)	274,952	2,378,335
Chesapeake Energy Corp. *	3,404,198	15,080,597
Cimarex Energy Co.	68,707	5,804,367
Cloud Peak Energy, Inc. *	1,039,669	2,453,619
Continental Resources, Inc. *	73,597	4,853,722
CVR Energy, Inc.	114,154	4,343,560
Delek US Holdings, Inc.	406,591	22,159,209
Denbury Resources, Inc. *	1,941,003	10,811,387
Diamond Offshore Drilling, Inc. *(a)	634,105	11,046,109
Dril-Quip, Inc. *	112,995	5,949,187
Energen Corp. *	108,960	8,449,848
Exterran Corp. *	130,805	3,582,749
Forum Energy Technologies, Inc. *	236,862	2,830,501
Frank's International N.V. *	59,184	522,595
Golar LNG Ltd.	77,321	1,976,325
Green Plains, Inc.	288,400	5,119,100
Helix Energy Solutions Group, Inc. *	349,008	3,266,715
International Seaways, Inc. *	21,312	437,322
Kosmos Energy Ltd. *	269,487	2,436,162
Matrix Service Co. *	128,674	2,689,287
McDermott International, Inc. *	753,126	14,565,457
Newfield Exploration Co. *	106,840	2,914,595
Newpark Resources, Inc. *	314,409	3,301,295
Nordic American Tankers Ltd. (a)	831,919	1,855,179
Oasis Petroleum, Inc. *	486,429	6,547,334
Oil States International, Inc. *	273,981	9,274,257
Parsley Energy, Inc., Class A *	11,356	315,356
PDC Energy, Inc. *	48,131	2,536,022
Peabody Energy Corp.	240,247	9,924,604
Range Resources Corp.	474,507	7,791,405
Renewable Energy Group, Inc. *	203,991	5,497,557
REX American Resources Corp. *	22,879	1,843,590
RPC, Inc.	122,958	1,682,065
Scorpio Tankers, Inc.	715,081	1,372,956
SEACOR Holdings, Inc. *	60,747	3,125,433
SemGroup Corp., Class A	138,183	3,344,029
Ship Finance International Ltd.	168,591	2,393,992
Superior Energy Services, Inc. *	1,076,412	9,687,708
Teekay Corp. (a)	533,530	3,617,333
Tidewater, Inc. *	27,300	873,600
Unit Corp. *	160,770	4,226,643
US Silica Holdings, Inc.	71,258	1,509,957
Whiting Petroleum Corp. *	328,393	16,718,488
WPX Energy, Inc. *	343,038	6,541,735
		259,228,753

Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	132,696	4,770,421
PriceSmart, Inc.	50,050	4,346,842
Sprouts Farmers Market, Inc. *	243,062	6,433,851
SUPERVALU, Inc. *	262,682	8,482,002
The Andersons, Inc.	179,314	7,324,977
Weis Markets, Inc.	65,205	3,037,901
		34,395,994

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (a)	96,208	3,073,846
Cal-Maine Foods, Inc.	90,406	4,470,577
Calavo Growers, Inc.	19,876	2,103,875
Darling Ingredients, Inc. *	335,490	6,635,992
Fresh Del Monte Produce, Inc.	137,144	5,134,671
J&J Snack Foods Corp.	20,781	3,023,635
John B Sanfilippo & Son, Inc.	6,328	462,387
Lamb Weston Holdings, Inc.	152,178	10,287,233
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	30,803	4,813,585
Pilgrim's Pride Corp. *	146,612	2,710,856
Pinnacle Foods, Inc.	121,640	8,079,329
Post Holdings, Inc. *	36,776	3,576,834
The Boston Beer Co., Inc., Class A *	13,412	4,065,848
The Hain Celestial Group, Inc. *	129,201	3,689,980
TreeHouse Foods, Inc. *	126,576	6,594,609
Universal Corp.	132,373	7,915,905
Vector Group Ltd.	145,788	2,264,088
		78,903,250

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	55,735	2,314,675
Align Technology, Inc. *	12,926	4,995,770
Allscripts Healthcare Solutions, Inc. *	256,124	3,741,972
Amedisys, Inc. *	34,845	4,355,973
AMN Healthcare Services, Inc. *	41,520	2,420,616
athenahealth, Inc. *	11,619	1,788,164
Avanos Medical, Inc. *	79,863	5,758,122
Brookdale Senior Living, Inc. *	689,409	6,838,937
Cantel Medical Corp.	3,176	308,072
Chemed Corp.	21,835	7,064,496
CONMED Corp.	38,963	3,133,794
Diplomat Pharmacy, Inc. *	116,801	2,413,109
Encompass Health Corp.	118,781	9,691,342
Envision Healthcare Corp. *	123,463	5,600,282
Globus Medical, Inc., Class A *	43,200	2,301,264
Haemonetics Corp. *	43,659	4,874,091
Hill-Rom Holdings, Inc.	60,474	5,882,306
HMS Holdings Corp. *	101,669	3,258,491
Hologic, Inc. *	154,153	6,129,123
IDEXX Laboratories, Inc. *	16,452	4,179,466
Integer Holdings Corp. *	6,328	505,607
Integra LifeSciences Holdings Corp. *	27,741	1,649,757
Invacare Corp.	145,172	2,206,614
LHC Group, Inc. *	25,015	2,474,734
LivaNova plc *	23,294	2,924,562
Masimo Corp. *	30,610	3,608,613
NuVasive, Inc. *	34,361	2,411,799
Premier, Inc., Class A *	52,201	2,308,850
Quality Systems, Inc. *	121,689	2,785,461
Select Medical Holdings Corp. *	312,788	6,193,202
STERIS plc	69,073	7,903,333
Teleflex, Inc.	24,260	6,002,652
The Cooper Cos., Inc.	28,191	7,210,694
The Ensign Group, Inc.	76,150	2,975,181
The Providence Service Corp. *	6,028	404,720
Tivity Health, Inc. *	9,380	322,672
Triple-S Management Corp., Class B *	137,029	2,983,121
Varex Imaging Corp. *	19,016	597,102
West Pharmaceutical Services, Inc.	52,977	6,200,958
		148,719,697

Household & Personal Products 0.8%
Central Garden & Pet Co. *	14,110	560,167
Central Garden & Pet Co., Class A *	50,432	1,832,195
Coty, Inc., Class A	227,847	2,816,189
Edgewell Personal Care Co. *	127,784	7,215,962
Energizer Holdings, Inc.	66,836	4,250,101
Spectrum Brands Holdings, Inc.	69,132	6,004,114
USANA Health Sciences, Inc. *	21,616	2,852,231
WD-40 Co.	15,328	2,719,954
		28,250,913

24
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 3.3%
Ambac Financial Group, Inc. *	179,702	3,797,103
American Equity Investment Life Holding Co.	198,119	7,348,234
American National Insurance Co.	16,332	2,096,049
AMERISAFE, Inc.	6,428	410,106
AmTrust Financial Services, Inc.	237,464	3,452,727
Argo Group International Holdings Ltd.	63,453	4,041,956
Aspen Insurance Holdings Ltd.	161,035	6,626,590
Athene Holding Ltd., Class A *	63,339	3,145,415
Brighthouse Financial, Inc. *	139,739	5,800,566
Brown & Brown, Inc.	234,660	7,152,437
CNA Financial Corp.	46,282	2,078,062
Employers Holdings, Inc.	39,091	1,792,322
Enstar Group Ltd. *	1,976	421,876
Erie Indemnity Co., Class A	61,167	7,555,960
Horace Mann Educators Corp.	54,981	2,545,620
James River Group Holdings Ltd.	59,621	2,441,480
Kemper Corp.	103,929	8,454,624
Maiden Holdings Ltd.	300,679	1,142,580
MBIA, Inc. *(a)	501,575	5,151,175
Mercury General Corp.	71,882	3,874,440
National General Holdings Corp.	17,526	478,635
Primerica, Inc.	81,346	9,944,549
ProAssurance Corp.	139,258	6,733,124
Safety Insurance Group, Inc.	26,466	2,559,262
Selective Insurance Group, Inc.	59,133	3,796,339
Stewart Information Services Corp.	82,139	3,678,184
The Hanover Insurance Group, Inc.	68,217	8,355,900
United Fire Group, Inc.	7,904	391,485
Universal Insurance Holdings, Inc.	58,208	2,596,077
		117,862,877

Materials 6.6%
AdvanSix, Inc. *	98,066	3,318,553
AK Steel Holding Corp. *	402,974	1,789,205
Allegheny Technologies, Inc. *	318,794	8,617,002
Axalta Coating Systems Ltd. *	203,347	6,202,083
Balchem Corp.	19,082	2,116,003
Berry Global Group, Inc. *	101,979	4,867,458
Boise Cascade Co.	144,792	6,327,410
Cabot Corp.	132,631	8,610,405
Carpenter Technology Corp.	116,271	6,937,891
Century Aluminum Co. *	121,013	1,527,184
Clearwater Paper Corp. *	119,762	3,479,086
Cleveland-Cliffs, Inc. *	1,208,074	12,141,144
Compass Minerals International, Inc.	73,526	4,599,051
Eagle Materials, Inc.	33,793	3,120,108
GCP Applied Technologies, Inc. *	123,427	3,110,360
Greif, Inc., Class A	102,030	5,630,015
H.B. Fuller Co.	89,859	5,121,064
Hecla Mining Co.	457,286	1,298,692
Ingevity Corp. *	35,696	3,605,653
Innophos Holdings, Inc.	78,659	3,438,185
Innospec, Inc.	43,624	3,385,222
Kaiser Aluminum Corp.	38,850	4,257,572
KapStone Paper & Packaging Corp.	149,225	5,125,879
Kraton Corp. *	53,433	2,512,954
Louisiana-Pacific Corp.	133,432	3,890,877
Materion Corp.	66,208	4,224,070
Minerals Technologies, Inc.	48,660	3,267,519
Neenah, Inc.	26,993	2,463,111
NewMarket Corp.	15,310	6,139,922
Olin Corp.	201,176	6,182,138
Olympic Steel, Inc.	82,680	1,822,267
P.H. Glatfelter Co.	207,214	3,984,725
Security	Number of Shares	Value ($)
Platform Specialty Products Corp. *	257,639	3,416,293
PolyOne Corp.	174,530	7,375,638
Quaker Chemical Corp.	13,941	2,511,332
Rayonier Advanced Materials, Inc.	132,763	2,774,747
Royal Gold, Inc.	28,674	2,186,679
Schnitzer Steel Industries, Inc., Class A	167,228	4,406,458
Schweitzer-Mauduit International, Inc.	68,158	2,773,349
Sensient Technologies Corp.	82,880	5,886,138
Silgan Holdings, Inc.	211,140	5,753,565
Southern Copper Corp.	140,469	6,130,067
Stepan Co.	47,836	4,267,450
Summit Materials, Inc., Class A *	69,464	1,477,499
SunCoke Energy, Inc. *	207,035	2,310,511
Tahoe Resources, Inc. *	92,128	316,920
The Chemours Co.	264,021	11,511,316
The Scotts Miracle-Gro Co., Class A	63,098	4,714,683
TimkenSteel Corp. *	198,370	2,779,164
Trinseo S.A.	68,477	5,283,001
Tronox Ltd., Class A	184,102	2,980,611
Valvoline, Inc.	40,648	874,745
W.R. Grace & Co.	77,062	5,445,201
Westlake Chemical Corp.	46,390	4,387,102
Worthington Industries, Inc.	107,001	4,984,107
		237,659,384

Media 1.8%
AMC Entertainment Holdings, Inc., Class A	174,604	3,326,206
AMC Networks, Inc., Class A *	72,404	4,547,695
Cable One, Inc.	4,131	3,460,704
Gannett Co., Inc.	689,968	7,092,871
GCI Liberty, Inc., Class A *	11,856	581,893
Gray Television, Inc. *	34,620	604,119
John Wiley & Sons, Inc., Class A	80,962	5,226,097
Lions Gate Entertainment Corp., Class A	22,647	532,658
Lions Gate Entertainment Corp., Class B	45,331	1,017,681
Live Nation Entertainment, Inc. *	116,806	5,802,922
Meredith Corp.	77,202	3,987,483
National CineMedia, Inc.	395,986	3,603,473
New Media Investment Group, Inc.	125,717	1,998,900
Nexstar Media Group, Inc., Class A	29,638	2,430,316
Scholastic Corp.	104,800	4,405,792
Sinclair Broadcast Group, Inc., Class A	132,343	3,831,330
Sirius XM Holdings, Inc. (a)	885,149	6,284,558
The Madison Square Garden Co., Class A *	10,045	3,032,987
The New York Times Co., Class A	132,320	3,083,056
		64,850,741

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Akorn, Inc. *	32,068	503,147
Bio-Rad Laboratories, Inc., Class A *	19,138	6,225,591
Bio-Techne Corp.	22,250	4,275,782
BioMarin Pharmaceutical, Inc. *	4,252	425,115
Bruker Corp.	88,163	3,136,840
Cambrex Corp. *	7,604	512,510
Catalent, Inc. *	74,971	3,133,788
Charles River Laboratories International, Inc. *	46,801	5,780,391
Endo International plc *	428,824	7,354,332
Illumina, Inc. *	31,428	11,151,597
Jazz Pharmaceuticals plc *	29,475	5,037,867
Myriad Genetics, Inc. *	157,573	7,845,560
PDL BioPharma, Inc. *	1,447,622	3,503,245
PerkinElmer, Inc.	98,359	9,091,322
PRA Health Sciences, Inc. *	20,673	2,183,069

25
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prestige Consumer Healthcare, Inc. *	54,280	2,089,780
QIAGEN N.V. *	157,101	6,122,226
		78,372,162

Real Estate 9.7%
Acadia Realty Trust	64,602	1,842,449
Alexander & Baldwin, Inc.	17,760	416,827
Alexandria Real Estate Equities, Inc.	52,880	6,787,148
Altisource Portfolio Solutions S.A. *(a)	68,964	2,493,049
American Campus Communities, Inc.	140,531	5,892,465
American Homes 4 Rent, Class A	80,050	1,857,160
Apartment Investment & Management Co., Class A	163,727	7,171,243
Apple Hospitality REIT, Inc.	324,852	5,733,638
Ashford Hospitality Trust, Inc.	364,823	2,367,701
Brandywine Realty Trust	277,869	4,657,084
CBL & Associates Properties, Inc.	1,141,177	5,089,649
Chesapeake Lodging Trust	89,438	2,943,405
Colony Capital, Inc.	79,596	487,923
Columbia Property Trust, Inc.	270,253	6,507,692
CorePoint Lodging, Inc.	55,636	1,160,011
Corporate Office Properties Trust	146,518	4,509,824
Cousins Properties, Inc.	45,076	421,461
CubeSmart	113,421	3,465,012
CyrusOne, Inc.	36,561	2,448,125
DDR Corp.	396,085	5,541,229
DiamondRock Hospitality Co.	377,423	4,513,979
Douglas Emmett, Inc.	117,949	4,607,088
EastGroup Properties, Inc.	23,184	2,255,108
Education Realty Trust, Inc.	52,398	2,168,229
EPR Properties	54,487	3,823,898
Equity Commonwealth *	163,237	5,233,378
Equity LifeStyle Properties, Inc.	53,771	5,209,334
Extra Space Storage, Inc.	65,469	6,036,897
Federal Realty Investment Trust	54,715	7,146,326
First Industrial Realty Trust, Inc.	73,814	2,396,002
Forest City Realty Trust, Inc., Class A	105,932	2,664,190
Franklin Street Properties Corp.	241,777	2,072,029
Front Yard Residential Corp.	181,368	2,216,317
Gaming & Leisure Properties, Inc.	123,280	4,412,191
Government Properties Income Trust	149,571	2,529,246
Gramercy Property Trust	80,130	2,191,556
Healthcare Realty Trust, Inc.	118,729	3,675,850
Healthcare Trust of America, Inc., Class A	127,773	3,650,475
Hersha Hospitality Trust	103,365	2,439,414
HFF, Inc., Class A	12,332	559,996
Highwoods Properties, Inc.	111,234	5,532,779
Hudson Pacific Properties, Inc.	58,313	1,973,312
Investors Real Estate Trust	325,890	1,776,101
Invitation Homes, Inc.	19,936	465,904
Kennedy-Wilson Holdings, Inc.	21,912	470,012
Kilroy Realty Corp.	61,614	4,506,448
Kite Realty Group Trust	108,767	1,901,247
Lamar Advertising Co., Class A	92,497	7,126,894
LaSalle Hotel Properties	208,948	7,336,164
Lexington Realty Trust	413,561	3,862,660
Liberty Property Trust	170,630	7,465,063
Life Storage, Inc.	36,179	3,531,070
Mack-Cali Realty Corp.	232,931	5,087,213
Medical Properties Trust, Inc.	229,974	3,461,109
National Health Investors, Inc.	21,084	1,670,907
National Retail Properties, Inc.	107,894	4,972,834
New Senior Investment Group, Inc.	250,905	1,590,738
Omega Healthcare Investors, Inc.	180,417	5,962,782
Paramount Group, Inc.	213,914	3,396,954
Pebblebrook Hotel Trust	75,836	2,928,028
Pennsylvania Real Estate Investment Trust	237,202	2,419,460
Security	Number of Shares	Value ($)
Piedmont Office Realty Trust, Inc., Class A	310,916	6,168,573
PotlatchDeltic Corp.	46,520	2,246,916
PS Business Parks, Inc.	16,954	2,211,310
QTS Realty Trust, Inc., Class A	13,416	613,514
Ramco-Gershenson Properties Trust	137,940	1,925,642
Rayonier, Inc.	207,756	7,236,142
Regency Centers Corp.	78,086	5,156,019
Retail Opportunity Investments Corp.	26,698	527,019
Retail Properties of America, Inc., Class A	451,577	5,748,575
Retail Value, Inc. *	40,735	1,455,054
RLJ Lodging Trust	284,870	6,241,502
Ryman Hospitality Properties, Inc.	58,951	5,230,722
Sabra Health Care REIT, Inc.	170,216	4,013,693
SBA Communications Corp. *	38,773	6,018,733
Select Income REIT	80,241	1,648,953
Seritage Growth Properties, Class A (a)	10,080	518,918
Spirit MTA REIT *	64,406	690,432
Spirit Realty Capital, Inc.	585,684	4,902,175
STAG Industrial, Inc.	15,684	452,797
STORE Capital Corp.	67,841	1,954,499
Summit Hotel Properties, Inc.	108,845	1,494,442
Sun Communities, Inc.	42,028	4,336,449
Sunstone Hotel Investors, Inc.	342,724	5,750,909
Tanger Factory Outlet Centers, Inc.	145,465	3,499,888
Taubman Centers, Inc.	103,704	6,700,315
The GEO Group, Inc.	247,113	6,269,257
The Howard Hughes Corp. *	4,152	541,296
Tier REIT, Inc.	102,571	2,445,293
Uniti Group, Inc.	78,620	1,636,868
Urban Edge Properties	75,458	1,724,970
Washington Prime Group, Inc.	1,041,551	8,061,605
Washington Real Estate Investment Trust	98,172	3,098,308
Weingarten Realty Investors	159,898	4,945,645
WP Carey, Inc.	98,935	6,587,092
Xenia Hotels & Resorts, Inc.	275,267	6,677,977
		347,763,779

Retailing 5.4%
Aaron's, Inc.	143,121	7,115,976
Asbury Automotive Group, Inc. *	96,636	7,199,382
Ascena Retail Group, Inc. *	3,453,876	15,818,752
Barnes & Noble Education, Inc. *	563,445	3,369,401
Barnes & Noble, Inc.	728,591	3,825,103
Big 5 Sporting Goods Corp. (a)	246,008	1,402,246
Burlington Stores, Inc. *	34,532	5,807,592
Caleres, Inc.	161,257	6,527,683
Citi Trends, Inc.	65,878	2,038,265
Conn's, Inc. *	15,866	650,506
Express, Inc. *	755,295	8,474,410
Five Below, Inc. *	31,927	3,718,538
Francesca's Holdings Corp. *	78,320	491,850
Genesco, Inc. *	225,803	11,482,083
Groupon, Inc. *	466,641	1,992,557
Guess?, Inc.	407,113	9,974,268
Haverty Furniture Cos., Inc.	87,125	1,925,463
Hibbett Sports, Inc. *	195,721	4,022,067
J.C. Penney Co., Inc. *(a)	2,125,513	3,762,158
Liberty TripAdvisor Holdings, Inc., Class A *	171,830	2,723,505
Lithia Motors, Inc., Class A	53,832	4,651,085
Lumber Liquidators Holdings, Inc. *	93,316	1,626,498
Monro, Inc.	50,370	3,573,751
Netflix, Inc. *	25,082	9,222,150
Ollie's Bargain Outlet Holdings, Inc. *	7,287	634,698
Party City Holdco, Inc. *	24,264	372,452
Penske Automotive Group, Inc.	146,281	7,698,769
Pier 1 Imports, Inc.	1,539,197	2,832,122

26
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pool Corp.	40,079	6,583,377
Rent-A-Center, Inc. *	473,273	6,976,044
RH *	37,095	5,898,105
Shoe Carnival, Inc.	74,762	3,323,919
Shutterfly, Inc. *	46,174	3,586,796
Sleep Number Corp. *	99,533	3,354,262
Sonic Automotive, Inc., Class A	253,761	5,455,861
The Buckle, Inc. (a)	217,166	5,592,024
The Cato Corp., Class A	234,267	5,025,027
The Children's Place, Inc.	34,440	4,847,430
The Michaels Cos., Inc. *	165,667	2,814,682
TripAdvisor, Inc. *	89,680	4,870,521
Zumiez, Inc. *	111,064	3,459,644
		194,721,022

Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	27,194	1,620,218
Amkor Technology, Inc. *	380,909	3,325,336
Brooks Automation, Inc.	72,135	2,842,840
Cabot Microelectronics Corp.	30,300	3,415,719
Cirrus Logic, Inc. *	88,065	3,870,457
Cree, Inc. *	199,180	9,582,550
Cypress Semiconductor Corp.	386,081	6,644,454
Diodes, Inc. *	59,884	2,270,801
Entegris, Inc.	79,270	2,687,253
Integrated Device Technology, Inc. *	121,558	5,164,999
MKS Instruments, Inc.	37,431	3,477,340
Monolithic Power Systems, Inc.	3,542	530,840
Photronics, Inc. *	248,153	2,655,237
Power Integrations, Inc.	25,723	1,886,782
Semtech Corp. *	44,561	2,662,520
Silicon Laboratories, Inc. *	32,223	3,157,854
Synaptics, Inc. *	74,427	3,591,847
Teradyne, Inc.	186,235	7,671,020
Versum Materials, Inc.	81,929	3,259,955
Xperi Corp.	96,646	1,517,342
		71,835,364

Software & Services 5.8%
ACI Worldwide, Inc. *	114,161	3,243,314
Acxiom Corp. *	119,242	5,448,167
ANSYS, Inc. *	45,817	8,521,046
Aspen Technology, Inc. *	34,346	3,962,155
Avaya Holdings Corp. *	34,720	811,059
Black Knight, Inc. *	17,643	942,136
Cadence Design Systems, Inc. *	130,925	6,158,712
Cardtronics plc, Class A *	96,501	3,386,220
Cars.com, Inc. *	184,039	4,952,489
CDK Global, Inc.	97,072	6,049,527
CommVault Systems, Inc. *	29,774	2,073,759
CoreLogic, Inc. *	134,194	6,822,423
CSG Systems International, Inc.	64,278	2,400,783
EPAM Systems, Inc. *	20,743	2,964,797
Euronet Worldwide, Inc. *	39,145	3,828,381
EVERTEC, Inc.	104,921	2,523,350
ExlService Holdings, Inc. *	31,085	1,991,927
Fair Isaac Corp. *	24,738	5,713,983
FleetCor Technologies, Inc. *	30,049	6,422,673
Gartner, Inc. *	54,304	8,132,567
j2 Global, Inc.	42,517	3,510,629
Manhattan Associates, Inc. *	71,618	4,153,128
ManTech International Corp., Class A	91,299	6,054,950
MAXIMUS, Inc.	82,195	5,465,967
MicroStrategy, Inc., Class A *	2,876	428,524
Nuance Communications, Inc. *	281,861	4,599,972
Perficient, Inc. *	16,567	475,970
Security	Number of Shares	Value ($)
Progress Software Corp.	83,450	3,415,608
PTC, Inc. *	62,858	6,282,029
Sabre Corp.	182,581	4,767,190
Science Applications International Corp.	78,818	7,110,960
SS&C Technologies Holdings, Inc.	63,809	3,786,426
Sykes Enterprises, Inc. *	115,509	3,492,992
Synopsys, Inc. *	80,598	8,232,280
Syntel, Inc. *	85,069	3,465,711
Take-Two Interactive Software, Inc. *	35,703	4,768,493
TiVo Corp.	271,725	3,709,046
Travelport Worldwide Ltd.	266,012	4,939,843
Twitter, Inc. *	79,750	2,805,605
Tyler Technologies, Inc. *	2,376	586,753
Unisys Corp. *	309,192	5,750,971
Verint Systems, Inc. *	63,067	3,061,903
VeriSign, Inc. *	66,430	10,536,462
VMware, Inc., Class A *	40,870	6,263,736
WEX, Inc. *	22,670	4,312,287
Worldpay, Inc., Class A *	79,709	7,762,860
Zynga, Inc., Class A *	614,136	2,554,806
		208,644,569

Technology Hardware & Equipment 4.1%
ADTRAN, Inc.	191,202	3,288,674
Arista Networks, Inc. *	1,859	555,804
AVX Corp.	98,486	2,082,979
Belden, Inc.	61,102	4,443,337
Benchmark Electronics, Inc.	229,826	5,941,002
Ciena Corp. *	83,768	2,645,393
Cognex Corp.	47,986	2,581,647
Coherent, Inc. *	14,813	2,823,358
Comtech Telecommunications Corp.	148,093	5,309,134
Cray, Inc. *	72,152	1,565,698
Diebold Nixdorf, Inc. (a)	244,677	1,162,216
Dolby Laboratories, Inc., Class A	67,760	4,756,074
EchoStar Corp., Class A *	88,834	4,264,032
Electronics For Imaging, Inc. *	68,121	2,369,930
ePlus, Inc. *	28,855	2,990,821
Fabrinet *	55,399	2,651,950
Finisar Corp. *	176,175	3,593,970
Fitbit, Inc., Class A *	101,108	608,670
II-VI, Inc. *	53,269	2,650,133
Infinera Corp. *	42,784	382,917
Insight Enterprises, Inc. *	195,495	10,779,594
InterDigital, Inc.	56,087	4,632,786
IPG Photonics Corp. *	13,029	2,286,329
Itron, Inc. *	42,152	2,798,893
Knowles Corp. *	221,412	4,014,200
Littelfuse, Inc.	15,359	3,433,658
Lumentum Holdings, Inc. *	33,657	2,285,310
Methode Electronics, Inc.	57,966	2,298,352
MTS Systems Corp.	39,338	2,128,186
National Instruments Corp.	101,827	4,862,239
NETGEAR, Inc. *	79,383	5,624,286
NetScout Systems, Inc. *	115,960	2,899,000
OSI Systems, Inc. *	32,128	2,502,450
Plantronics, Inc.	85,062	5,717,868
Plexus Corp. *	94,606	5,987,614
Rogers Corp. *	14,303	1,974,815
ScanSource, Inc. *	162,134	6,590,747
TTM Technologies, Inc. *	162,012	3,029,624
ViaSat, Inc. *	49,768	3,126,426
Viavi Solutions, Inc. *	202,561	2,268,683
Vishay Intertechnology, Inc.	371,656	8,845,413
Zebra Technologies Corp., Class A *	25,947	4,456,138
		149,210,350

27
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
Cincinnati Bell, Inc. *	165,851	2,156,063
Cogent Communications Holdings, Inc.	37,633	2,058,525
Consolidated Communications Holdings, Inc.	224,933	2,656,459
Intelsat S.A. *	47,552	1,044,718
Iridium Communications, Inc. *	137,033	2,774,918
Shenandoah Telecommunications Co.	11,356	433,231
United States Cellular Corp. *	60,841	2,601,561
Vonage Holdings Corp. *	241,507	3,424,569
Zayo Group Holdings, Inc. *	83,423	2,891,441
		20,041,485

Transportation 2.7%
Air Transport Services Group, Inc. *	78,879	1,605,188
Allegiant Travel Co.	25,936	3,533,780
AMERCO	8,966	3,361,264
ArcBest Corp.	123,950	5,961,995
Atlas Air Worldwide Holdings, Inc. *	63,484	3,866,175
Copa Holdings S.A., Class A	60,086	4,803,275
Costamare, Inc.	52,380	368,231
Echo Global Logistics, Inc. *	80,711	2,679,605
Forward Air Corp.	48,960	3,146,170
Genesee & Wyoming, Inc., Class A *	70,520	6,198,003
Hawaiian Holdings, Inc.	93,486	3,879,669
Heartland Express, Inc.	98,752	2,019,478
Hub Group, Inc., Class A *	135,032	7,136,441
Knight-Swift Transportation Holdings, Inc.	171,483	5,852,715
Macquarie Infrastructure Corp.	129,093	6,072,535
Marten Transport Ltd.	84,721	1,868,098
Matson, Inc.	112,431	4,200,422
Saia, Inc. *	44,829	3,552,698
Schneider National, Inc., Class B	21,495	581,440
SkyWest, Inc.	132,739	8,667,857
Spirit Airlines, Inc. *	145,997	6,937,777
Werner Enterprises, Inc.	128,918	4,776,412
XPO Logistics, Inc. *	36,874	3,927,081
YRC Worldwide, Inc. *	143,155	1,369,993
		96,366,302

Utilities 2.8%
ALLETE, Inc.	66,523	4,994,547
American States Water Co.	46,069	2,783,950
Aqua America, Inc.	163,443	6,076,811
Avangrid, Inc.	52,512	2,590,942
Avista Corp.	111,474	5,719,731
Black Hills Corp.	87,570	5,153,494
California Water Service Group	57,502	2,366,207
Chesapeake Utilities Corp.	4,852	417,272
El Paso Electric Co.	73,682	4,516,707
Hawaiian Electric Industries, Inc.	220,665	7,782,855
IDACORP, Inc.	63,836	6,246,353
MGE Energy, Inc.	44,822	2,933,600
National Fuel Gas Co.	142,632	7,920,355
New Jersey Resources Corp.	136,788	6,237,533
Northwest Natural Gas Co.	51,268	3,327,293
NorthWestern Corp.	84,291	5,054,088
ONE Gas, Inc.	75,837	5,955,480
Ormat Technologies, Inc.	29,713	1,564,389
Otter Tail Corp.	63,489	3,041,123
Pattern Energy Group, Inc., Class A	27,140	553,113
PNM Resources, Inc.	162,647	6,335,100
South Jersey Industries, Inc.	104,804	3,477,397
Security	Number of Shares	Value ($)
Southwest Gas Holdings, Inc.	25,594	1,978,928
Spire, Inc.	55,112	4,108,599
		101,135,867
Total Common Stock
(Cost $3,014,529,741)		3,586,797,400

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	135,876
Total Rights
(Cost $129,762)		135,876

Other Investment Companies 1.4% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	1,649,172	1,649,172

Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	49,305,611	49,305,611
Total Other Investment Companies
(Cost $50,954,783)		50,954,783

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/21/18	68	5,918,040	47,490
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,536,224.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

28
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.3%
AGL Energy Ltd.	177,294	2,664,392
Amcor Ltd.	249,728	2,582,628
AMP Ltd.	1,327,813	3,207,317
APA Group	180,621	1,306,251
Aurizon Holdings Ltd.	731,563	2,222,079
Australia & New Zealand Banking Group Ltd.	838,733	17,893,870
Bendigo & Adelaide Bank Ltd.	137,600	1,153,348
BHP Billiton Ltd.	1,281,990	30,790,167
BlueScope Steel Ltd.	142,865	1,788,469
Boral Ltd.	265,197	1,342,534
Brambles Ltd.	357,687	2,837,712
Caltex Australia Ltd.	180,639	3,946,579
CIMIC Group Ltd.	33,310	1,187,145
Coca-Cola Amatil Ltd.	220,055	1,494,360
Commonwealth Bank of Australia	412,763	21,265,872
Crown Resorts Ltd.	90,465	929,025
CSL Ltd.	44,009	7,234,667
Downer EDI Ltd.	320,974	1,792,032
Fortescue Metals Group Ltd.	646,104	1,794,288
Goodman Group	148,081	1,145,887
GrainCorp Ltd., Class A	146,217	825,862
Incitec Pivot Ltd.	563,716	1,598,104
Insurance Australia Group Ltd.	588,854	3,287,634
LendLease Group	175,258	2,597,038
Macquarie Group Ltd.	50,695	4,744,145
Medibank Pvt Ltd.	667,187	1,466,830
Metcash Ltd.	920,447	1,837,242
Mirvac Group	841,831	1,479,414
National Australia Bank Ltd.	762,471	15,643,762
Newcrest Mining Ltd.	82,535	1,157,376
OneMarket Ltd. *	10,782	8,226
Orica Ltd.	160,782	2,045,323
Origin Energy Ltd. *	607,219	3,491,170
Qantas Airways Ltd.	243,680	1,133,155
QBE Insurance Group Ltd.	487,760	3,883,757
Rio Tinto Ltd.	126,305	6,644,348
Santos Ltd.	353,629	1,733,948
Scentre Group	793,542	2,358,687
Sonic Healthcare Ltd.	101,462	1,921,753
South32 Ltd.	292,407	735,911
Stockland	572,588	1,710,215
Suncorp Group Ltd.	526,877	5,902,272
Tabcorp Holdings Ltd.	616,953	2,141,667
Telstra Corp., Ltd.	2,632,230	5,901,251
Transurban Group (a)	163,223	1,398,773
Wesfarmers Ltd.	618,753	23,022,964
Westpac Banking Corp.	938,521	19,371,199
Woodside Petroleum Ltd.	267,042	7,120,512
Woolworths Group Ltd.	721,155	14,759,566
WorleyParsons Ltd.	157,553	2,340,376
		250,841,102

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	15,594	925,324
Erste Group Bank AG *	79,084	3,153,327
OMV AG	76,429	4,057,653
Raiffeisen Bank International AG	42,563	1,213,290
voestalpine AG	48,698	2,189,346
		11,538,940

Belgium 0.8%
Ageas	71,902	3,729,471
Anheuser-Busch InBev S.A.	138,825	13,026,817
Colruyt S.A.	25,107	1,495,654
Groupe Bruxelles Lambert S.A.	24,658	2,593,537
KBC Groep N.V.	48,285	3,438,190
Proximus	62,312	1,438,762
Solvay S.A.	22,287	2,972,980
UCB S.A.	17,489	1,602,644
Umicore S.A.	50,130	2,801,992
		33,100,047

Canada 7.1%
Agnico Eagle Mines Ltd.	26,316	907,775
Alimentation Couche-Tard, Inc., B Shares	100,395	4,810,522
ARC Resources Ltd.	144,843	1,538,460
Atco Ltd., Class I	33,495	1,002,063
Bank of Montreal	137,056	11,243,437
Barrick Gold Corp.	177,640	1,818,700
Bausch Health Cos., Inc. *	164,253	3,796,607
BCE, Inc.	122,308	4,992,872
BlackBerry Ltd. *	137,995	1,469,957
Brookfield Asset Management, Inc., Class A	144,578	6,182,499
Cameco Corp.	120,898	1,257,239
Canadian Imperial Bank of Commerce	101,268	9,498,122
Canadian National Railway Co.	130,680	11,631,367
Canadian Natural Resources Ltd.	299,821	10,245,810
Canadian Pacific Railway Ltd.	26,132	5,500,957
Canadian Tire Corp., Ltd., Class A	19,763	2,474,562
Celestica, Inc. *	94,180	1,159,238
Cenovus Energy, Inc.	759,286	7,045,792
CGI Group, Inc., Class A *	35,825	2,354,265
CI Financial Corp.	77,530	1,248,614
Crescent Point Energy Corp.	437,571	2,687,943
Dollarama, Inc.	33,918	1,283,679
Empire Co., Ltd., A Shares	120,434	2,297,939
Enbridge, Inc.	194,324	6,633,200
Encana Corp.	188,349	2,496,009
Fairfax Financial Holdings Ltd.	4,377	2,404,958
Finning International, Inc.	63,966	1,487,855
First Quantum Minerals Ltd.	142,851	1,793,375
Fortis, Inc.	65,000	2,129,529
George Weston Ltd.	21,123	1,646,491
Gibson Energy, Inc.	97,440	1,448,205
Gildan Activewear, Inc.	37,053	1,092,878
Goldcorp, Inc.	155,021	1,676,288
Great-West Lifeco, Inc.	58,015	1,416,617

29
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
H&R Real Estate Investment Trust	46,236	720,160
Husky Energy, Inc.	238,525	3,947,521
Hydro One Ltd.	40,720	602,080
Imperial Oil Ltd.	107,749	3,360,675
Intact Financial Corp.	23,592	1,872,596
Inter Pipeline Ltd.	77,424	1,423,849
Keyera Corp.	37,549	1,035,517
Linamar Corp.	16,648	732,591
Loblaw Cos. Ltd.	71,501	3,701,306
Magna International, Inc.	180,354	9,773,238
Manulife Financial Corp.	308,521	5,650,126
Methanex Corp.	19,778	1,444,274
Metro, Inc.	89,286	2,797,827
National Bank of Canada	63,548	3,182,883
Obsidian Energy Ltd. *(b)	1,221,835	1,199,393
Onex Corp.	25,712	1,846,050
Parkland Fuel Corp.	47,101	1,468,712
Pembina Pipeline Corp.	70,133	2,393,972
Power Corp. of Canada	175,788	3,943,249
Power Financial Corp.	79,281	1,850,164
RioCan Real Estate Investment Trust	42,874	830,551
Rogers Communications, Inc., B Shares	69,690	3,613,971
Royal Bank of Canada	252,432	20,067,565
Saputo, Inc.	54,301	1,664,073
Shaw Communications, Inc., B Shares	140,057	2,827,026
SNC-Lavalin Group, Inc.	50,502	2,034,488
Sun Life Financial, Inc.	102,508	4,077,679
Suncor Energy, Inc.	563,351	23,208,877
Teck Resources Ltd., Class B	154,593	3,486,775
TELUS Corp.	88,370	3,279,439
The Bank of Nova Scotia	236,233	13,683,560
The Toronto-Dominion Bank	280,886	16,942,125
Thomson Reuters Corp.	84,216	3,748,531
TransAlta Corp.	232,666	1,368,571
TransCanada Corp.	146,193	6,231,379
Vermilion Energy, Inc.	29,258	929,830
Waste Connections, Inc.	12,786	1,015,565
West Fraser Timber Co., Ltd.	18,183	1,207,180
WestJet Airlines Ltd. (b)	55,570	816,109
		284,653,301

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	2,798	4,037,004
AP Moller - Maersk A/S, B Shares	2,840	4,393,233
Carlsberg A/S, B Shares	23,601	2,887,693
Coloplast A/S, B Shares	14,139	1,516,816
Danske Bank A/S	95,489	2,815,820
DSV A/S	20,902	1,963,110
ISS A/S	59,608	2,085,666
Novo Nordisk A/S, B Shares	202,823	9,962,941
Novozymes A/S, B Shares	29,142	1,600,909
Orsted A/S	14,908	944,604
Pandora A/S	14,333	858,289
Vestas Wind Systems A/S	30,033	2,097,473
		35,163,558

Finland 1.0%
Elisa Oyj	26,290	1,127,183
Fortum Oyj	145,545	3,691,646
Kesko Oyj, B Shares	51,234	2,992,459
Kone Oyj, B Shares	64,700	3,501,200
Metso Oyj	36,326	1,278,525
Neste Oyj	38,841	3,380,323
Nokia Oyj	1,222,805	6,826,274
Nokian Renkaat Oyj	28,778	1,190,327
Orion Oyj, Class B	32,739	1,206,368
Security	Number of Shares	Value ($)
Sampo Oyj, A Shares	72,360	3,710,290
Stora Enso Oyj, R Shares	183,142	3,416,828
UPM-Kymmene Oyj	161,084	6,222,383
Wartsila Oyj Abp	73,550	1,556,616
		40,100,422

France 9.5%
Accor S.A.	41,790	2,095,636
Air France-KLM *	119,493	1,150,335
Air Liquide S.A.	80,734	10,191,837
Airbus SE	59,937	7,410,219
Alstom S.A.	61,971	2,739,923
Arkema S.A.	24,128	3,029,068
Atos SE	15,321	1,839,641
AXA S.A.	502,503	12,713,476
BNP Paribas S.A.	263,161	15,486,975
Bollore S.A.	208,857	1,002,153
Bouygues S.A.	96,881	4,286,780
Bureau Veritas S.A.	45,694	1,177,072
Capgemini SE	28,766	3,706,717
Carrefour S.A.	456,979	8,172,150
Casino Guichard Perrachon S.A. (b)	68,020	2,161,347
CGG S.A. *	586,003	1,629,536
CNP Assurances	50,926	1,177,345
Compagnie de Saint-Gobain	212,959	9,183,881
Credit Agricole S.A.	261,896	3,593,210
Danone S.A.	116,302	9,177,221
Eiffage S.A.	19,238	2,170,295
Electricite de France S.A.	347,757	5,709,120
Engie S.A.	1,191,972	17,516,029
Essilor International S.A.	21,879	3,164,207
Eurazeo S.A.	16,699	1,270,675
Eutelsat Communications S.A.	49,533	1,175,685
Faurecia S.A.	24,937	1,531,369
Kering S.A.	7,360	4,007,651
Klepierre S.A.	28,078	1,009,464
L'Oreal S.A.	31,858	7,661,702
Legrand S.A.	39,225	2,961,924
LVMH Moet Hennessy Louis Vuitton SE	29,551	10,378,381
Natixis S.A.	197,892	1,323,922
Orange S.A.	1,056,361	17,145,605
Pernod-Ricard S.A.	28,433	4,499,123
Peugeot S.A.	165,478	4,563,046
Publicis Groupe S.A.	43,763	2,815,778
Rallye S.A. (b)	89,088	924,592
Renault S.A.	72,700	6,276,313
Rexel S.A.	218,667	3,447,377
Safran S.A.	35,226	4,602,665
Sanofi	316,489	27,135,225
Schneider Electric SE	143,576	11,733,636
SCOR SE	52,945	2,150,508
Societe Generale S.A.	310,575	12,734,111
Sodexo S.A.	22,276	2,325,373
Suez	161,229	2,336,432
TechnipFMC plc	17,966	551,224
Teleperformance	7,869	1,515,248
Thales S.A.	15,244	2,152,311
Total S.A.	1,168,249	73,223,189
Unibail-Rodamco-Westfield	18,131	3,818,269
Valeo S.A.	55,111	2,507,797
Veolia Environnement S.A.	238,015	5,029,055
Vinci S.A.	119,614	11,489,945
Vivendi S.A.	430,014	11,182,177
Wendel S.A.	7,112	1,055,866
		377,019,811

30
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Germany 8.3%
adidas AG	26,583	6,646,709
Allianz SE	104,605	22,350,435
Aurubis AG	28,860	2,128,212
BASF SE	320,189	29,687,695
Bayer AG	167,762	15,689,454
Bayerische Motoren Werke AG	181,989	17,661,578
Beiersdorf AG	12,443	1,452,086
Bilfinger SE	27,334	1,321,101
Brenntag AG	50,234	3,035,750
Commerzbank AG *	333,181	3,157,458
Continental AG	28,783	5,292,938
Covestro AG	16,906	1,443,394
Daimler AG	428,685	27,781,758
Deutsche Bank AG	651,310	7,352,165
Deutsche Boerse AG	20,115	2,785,052
Deutsche Lufthansa AG	101,316	2,651,147
Deutsche Post AG	265,659	9,708,647
Deutsche Telekom AG *	1,378,778	22,314,529
E.ON SE	1,483,160	15,841,523
Evonik Industries AG	57,480	2,147,451
Freenet AG	46,998	1,252,768
Fresenius Medical Care AG & Co. KGaA	39,058	3,965,441
Fresenius SE & Co. KGaA	70,692	5,410,413
FUCHS PETROLUB SE	1,654	89,005
GEA Group AG	36,960	1,407,486
Hannover Rueck SE	13,460	1,852,661
HeidelbergCement AG	46,367	3,699,753
Henkel AG & Co. KGaA	18,692	2,091,083
HUGO BOSS AG	20,217	1,618,816
Infineon Technologies AG	107,986	2,754,065
Innogy SE	63,999	2,785,654
K+S AG	102,637	2,339,998
KION Group AG	11,670	798,660
LANXESS AG	32,063	2,524,822
Leoni AG	17,904	773,466
Linde AG	41,156	9,395,035
MAN SE	11,218	1,222,333
Merck KGaA	18,098	1,905,239
METRO AG	161,137	2,522,582
MTU Aero Engines AG	7,329	1,610,805
Muenchener Rueckversicherungs-Gesellschaft AG	45,276	9,787,685
OSRAM Licht AG	22,561	1,015,339
ProSiebenSat.1 Media SE	73,437	1,938,723
Rheinmetall AG	9,071	991,242
RWE AG	448,218	11,394,807
Salzgitter AG	25,203	1,144,503
SAP SE	99,717	12,022,064
Siemens AG	202,830	26,426,454
Suedzucker AG	60,083	827,693
Symrise AG	12,282	1,149,782
Telefonica Deutschland Holding AG	218,497	910,874
ThyssenKrupp AG	107,396	2,487,858
Uniper SE	230,954	7,072,576
Volkswagen AG	17,025	2,747,450
Vonovia SE	38,419	1,975,315
		332,361,532

Hong Kong 1.6%
AIA Group Ltd.	838,750	7,234,565
BOC Hong Kong Holdings Ltd.	481,598	2,350,037
China Mengniu Dairy Co., Ltd. *	418,904	1,208,854
CK Asset Holdings Ltd.	259,930	1,852,882
CK Hutchison Holdings Ltd.	303,481	3,497,287
CLP Holdings Ltd.	375,428	4,412,495
Security	Number of Shares	Value ($)
Galaxy Entertainment Group Ltd.	220,665	1,633,431
Hang Seng Bank Ltd.	94,166	2,553,036
Hong Kong & China Gas Co., Ltd.	884,855	1,821,817
Hong Kong Exchanges & Clearing Ltd.	42,440	1,207,952
Hongkong Land Holdings Ltd.	134,426	930,228
Jardine Matheson Holdings Ltd.	54,570	3,444,458
Jardine Strategic Holdings Ltd.	40,959	1,486,812
Li & Fung Ltd.	5,004,439	1,421,842
Link REIT	154,265	1,536,970
MTR Corp. Ltd.	261,013	1,345,154
New World Development Co., Ltd.	1,719,451	2,295,844
Noble Group Ltd. *(b)	44,690,256	4,044,810
PCCW Ltd.	1,536,159	816,138
Sands China Ltd.	458,680	2,238,205
SJM Holdings Ltd.	1,471,532	1,664,845
Sun Hung Kai Properties Ltd.	298,502	4,430,619
Swire Pacific Ltd., Class A	300,082	3,393,122
Swire Pacific Ltd., Class B	454,400	827,876
Techtronic Industries Co., Ltd.	177,020	1,082,567
The Wharf Holdings Ltd.	286,743	818,337
Want Want China Holdings Ltd.	1,386,842	1,132,599
WH Group Ltd.	1,351,064	1,019,034
Wheelock & Co., Ltd.	176,833	1,109,585
Yue Yuen Industrial Holdings Ltd.	290,198	804,164
		63,615,565

Ireland 0.8%
AerCap Holdings N.V. *	28,395	1,617,663
Bank of Ireland Group plc	165,213	1,353,266
CRH plc	200,230	6,665,201
Experian plc	148,953	3,717,151
Kerry Group plc, A Shares	15,594	1,782,610
Seagate Technology plc	183,239	9,810,616
Shire plc	64,813	3,789,566
Smurfit Kappa Group plc	70,985	2,905,552
		31,641,625

Israel 0.5%
Bank Hapoalim B.M.	198,063	1,486,821
Bank Leumi Le-Israel	209,821	1,412,447
Bezeq The Israeli Telecommunication Corp., Ltd.	1,411,542	1,690,211
Check Point Software Technologies Ltd. *	12,886	1,497,224
Israel Chemicals Ltd.	345,031	2,019,726
Teva Pharmaceutical Industries Ltd.	547,058	12,821,530
		20,927,959

Italy 2.9%
Assicurazioni Generali S.p.A.	360,676	6,019,828
Atlantia S.p.A.	88,698	1,852,442
BPER Banca	225,100	994,972
Enel S.p.A.	3,718,999	18,433,250
Eni S.p.A.	1,981,104	36,834,120
EXOR N.V.	104,593	6,812,425
Intesa Sanpaolo S.p.A.	3,733,830	9,242,519
Leonardo S.p.A.	83,982	942,931
Luxottica Group S.p.A.	27,393	1,820,514
Mediobanca S.p.A.	84,517	788,257
Poste Italiane S.p.A.	165,184	1,274,614
Prysmian S.p.A.	44,777	1,157,618
Saipem S.p.A. *	505,771	2,708,702
Snam S.p.A.	619,051	2,546,859
Telecom Italia S.p.A. *	7,130,962	4,554,983
Telecom Italia S.p.A. - RSP	4,376,653	2,438,671
Terna Rete Elettrica Nazionale S.p.A.	284,445	1,497,887

31
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UniCredit S.p.A.	776,794	11,237,843
Unione di Banche Italiane S.p.A.	516,879	1,908,206
Unipol Gruppo S.p.A.	229,126	947,720
		114,014,361

Japan 23.7%
Aeon Co., Ltd.	327,499	7,107,601
AGC, Inc.	103,810	4,166,068
Air Water, Inc.	53,457	960,331
Aisin Seiki Co., Ltd.	84,228	3,904,333
Ajinomoto Co., Inc.	149,687	2,545,968
Alfresa Holdings Corp.	119,378	3,000,464
Alps Electric Co., Ltd.	50,844	1,531,487
Amada Holdings Co., Ltd.	81,940	877,889
ANA Holdings, Inc.	40,371	1,401,344
Asahi Group Holdings Ltd.	76,782	3,475,392
Asahi Kasei Corp.	400,080	5,881,142
Asics Corp.	50,298	753,892
Astellas Pharma, Inc.	453,919	7,704,158
Bandai Namco Holdings, Inc.	56,689	2,203,450
Bridgestone Corp.	268,373	9,906,215
Brother Industries Ltd.	67,664	1,392,517
Canon, Inc.	396,519	12,741,103
Casio Computer Co., Ltd.	62,684	1,009,072
Central Japan Railway Co.	45,435	9,143,545
Chubu Electric Power Co., Inc.	393,129	5,727,555
Chugai Pharmaceutical Co., Ltd.	20,809	1,208,549
Coca-Cola Bottlers Japan Holdings, Inc.	28,679	814,708
COMSYS Holdings Corp.	35,904	976,242
Concordia Financial Group Ltd.	61,530	295,761
Cosmo Energy Holdings Co., Ltd.	16,448	607,427
Credit Saison Co., Ltd.	53,206	882,888
Dai Nippon Printing Co., Ltd.	172,840	3,885,919
Dai-ichi Life Holdings, Inc.	251,797	4,807,271
Daicel Corp.	107,181	1,215,011
Daido Steel Co., Ltd.	13,386	612,049
Daiichi Sankyo Co., Ltd.	143,039	5,595,916
Daikin Industries Ltd.	39,100	4,996,591
Daito Trust Construction Co., Ltd.	16,506	2,478,468
Daiwa House Industry Co., Ltd.	142,192	4,345,842
Daiwa Securities Group, Inc.	368,757	2,216,167
Denka Co., Ltd.	28,930	992,728
Denso Corp.	154,028	7,438,517
Dentsu, Inc.	56,550	2,646,837
DIC Corp.	45,350	1,613,435
Don Quijote Holdings Co., Ltd.	27,668	1,347,407
Dowa Holdings Co., Ltd.	34,016	1,020,005
East Japan Railway Co.	97,440	8,835,814
Ebara Corp.	33,135	1,135,528
EDION Corp.	78,632	902,015
Eisai Co., Ltd.	45,775	4,152,920
Electric Power Development Co., Ltd.	68,981	1,829,581
FANUC Corp.	22,457	4,409,985
Fast Retailing Co., Ltd.	6,878	3,213,682
Fuji Electric Co., Ltd.	169,286	1,366,379
FUJIFILM Holdings Corp.	173,307	7,344,272
Fujikura Ltd.	131,538	813,772
Fujitsu Ltd.	1,020,050	7,479,845
Furukawa Electric Co., Ltd.	26,662	919,711
H2O Retailing Corp.	47,236	743,780
Hakuhodo DY Holdings, Inc.	111,227	1,880,783
Hankyu Hanshin Holdings, Inc.	57,274	2,047,990
Hanwa Co., Ltd.	31,230	1,056,162
Haseko Corp.	68,370	887,882
Hino Motors Ltd.	133,263	1,406,121
Hitachi Construction Machinery Co., Ltd.	30,957	926,881
Hitachi Ltd.	2,353,645	15,399,463
Security	Number of Shares	Value ($)
Hitachi Metals Ltd.	82,798	958,765
Hokuriku Electric Power Co. *	137,279	1,351,929
Honda Motor Co., Ltd.	815,075	24,198,286
Hoya Corp.	60,562	3,548,463
Ibiden Co., Ltd.	64,251	935,213
Idemitsu Kosan Co., Ltd.	95,560	4,834,663
IHI Corp.	50,852	1,779,373
Iida Group Holdings Co., Ltd.	86,438	1,599,592
Inpex Corp.	525,749	5,760,789
Isetan Mitsukoshi Holdings Ltd.	198,587	2,249,405
Isuzu Motors Ltd.	217,878	3,157,595
ITOCHU Corp.	460,146	8,065,056
J Front Retailing Co., Ltd.	119,931	1,708,896
Japan Display, Inc. *	616,170	933,549
Japan Post Bank Co., Ltd.	106,588	1,247,700
Japan Post Holdings Co., Ltd.	246,257	2,931,499
Japan Tobacco, Inc.	289,112	7,618,571
JFE Holdings, Inc.	302,179	6,626,218
JGC Corp.	109,944	2,219,008
JSR Corp.	60,107	1,169,237
JTEKT Corp.	109,338	1,535,278
JXTG Holdings, Inc.	1,975,170	13,936,718
K's Holdings Corp.	92,267	1,119,170
Kajima Corp.	193,521	1,396,192
Kamigumi Co., Ltd.	42,474	864,151
Kaneka Corp.	140,316	1,284,400
Kao Corp.	75,341	5,860,271
Kawasaki Heavy Industries Ltd.	67,243	1,843,520
Kawasaki Kisen Kaisha Ltd. *(b)	71,862	1,332,446
KDDI Corp.	550,911	14,611,798
Keio Corp.	24,695	1,227,122
Kewpie Corp.	40,497	978,049
Keyence Corp.	3,292	1,867,104
Kikkoman Corp.	26,627	1,337,533
Kinden Corp.	57,468	908,521
Kintetsu Group Holdings Co., Ltd.	40,087	1,576,221
Kirin Holdings Co., Ltd.	209,807	5,198,582
Kobe Steel Ltd.	294,386	2,469,035
Koito Manufacturing Co., Ltd.	17,168	1,063,662
Komatsu Ltd.	228,286	6,507,752
Konica Minolta, Inc.	291,482	2,973,045
Kubota Corp.	200,777	3,144,242
Kuraray Co., Ltd.	120,061	1,745,397
Kyocera Corp.	82,613	5,222,682
Kyowa Hakko Kirin Co., Ltd.	51,380	912,825
Kyushu Electric Power Co., Inc.	134,162	1,507,561
Kyushu Railway Co.	36,169	1,089,457
Leopalace21 Corp.	114,736	610,491
LIXIL Group Corp.	96,243	1,891,270
Makita Corp.	35,862	1,630,017
Marubeni Corp.	835,769	6,870,966
Matsumotokiyoshi Holdings Co., Ltd.	26,049	986,660
Mazda Motor Corp.	361,315	4,198,533
Medipal Holdings Corp.	118,256	2,389,969
MEIJI Holdings Co., Ltd.	28,874	1,921,722
MINEBEA MITSUMI, Inc.	56,988	1,072,074
Mitsubishi Chemical Holdings Corp.	492,237	4,421,410
Mitsubishi Corp.	417,895	11,950,625
Mitsubishi Electric Corp.	603,852	8,168,625
Mitsubishi Estate Co., Ltd.	170,903	2,842,860
Mitsubishi Gas Chemical Co., Inc.	38,634	805,536
Mitsubishi Heavy Industries Ltd.	183,764	6,837,807
Mitsubishi Materials Corp.	74,496	2,018,853
Mitsubishi Motors Corp.	438,178	3,129,702
Mitsubishi Tanabe Pharma Corp.	49,335	824,438
Mitsubishi UFJ Financial Group, Inc.	3,312,453	20,038,720
Mitsui & Co., Ltd.	686,160	11,463,330
Mitsui Chemicals, Inc.	69,923	1,812,316

32
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsui Fudosan Co., Ltd.	179,329	4,115,098
Mitsui Mining & Smelting Co., Ltd.	23,288	668,912
Mitsui OSK Lines Ltd.	73,995	1,993,931
Mizuho Financial Group, Inc.	7,115,846	12,520,193
MS&AD Insurance Group Holdings, Inc.	130,720	4,025,872
Murata Manufacturing Co., Ltd.	30,183	5,222,175
Nagase & Co., Ltd.	75,757	1,265,976
Nagoya Railroad Co., Ltd.	52,780	1,206,631
NEC Corp.	195,144	5,402,823
NGK Insulators Ltd.	59,226	966,759
NGK Spark Plug Co., Ltd.	50,343	1,434,674
NH Foods Ltd.	50,979	1,864,272
NHK Spring Co., Ltd.	130,176	1,379,418
Nichirei Corp.	34,350	864,907
Nidec Corp.	17,139	2,489,278
Nikon Corp.	133,588	2,562,490
Nintendo Co., Ltd.	5,235	1,895,997
Nippon Electric Glass Co., Ltd.	44,682	1,438,560
Nippon Express Co., Ltd.	38,489	2,415,867
Nippon Paper Industries Co., Ltd.	72,715	1,326,622
Nippon Shokubai Co., Ltd.	11,832	873,915
Nippon Steel & Sumitomo Metal Corp.	436,192	8,793,860
Nippon Telegraph & Telephone Corp.	351,228	15,679,114
Nippon Yusen K.K.	168,333	3,181,909
Nissan Motor Co., Ltd.	1,238,546	11,616,430
Nisshin Seifun Group, Inc.	63,481	1,272,654
Nissin Foods Holdings Co., Ltd.	13,540	865,749
Nitori Holdings Co., Ltd.	8,295	1,261,998
Nitto Denko Corp.	38,097	2,964,341
NOK Corp.	50,973	975,467
Nomura Holdings, Inc.	738,111	3,384,853
Nomura Real Estate Holdings, Inc.	46,666	1,013,829
NSK Ltd.	143,415	1,630,936
NTN Corp.	227,018	933,582
NTT Data Corp.	193,133	2,487,207
NTT DOCOMO, Inc.	417,147	10,853,308
Obayashi Corp.	158,938	1,492,127
Odakyu Electric Railway Co., Ltd.	55,438	1,201,402
Oji Holdings Corp.	362,766	2,489,651
Olympus Corp.	44,861	1,830,690
Omron Corp.	43,783	1,964,381
Ono Pharmaceutical Co., Ltd.	37,758	994,304
Oriental Land Co., Ltd.	15,848	1,701,496
ORIX Corp.	231,218	3,726,262
Osaka Gas Co., Ltd.	190,194	3,559,973
Otsuka Holdings Co., Ltd.	97,687	4,590,765
Panasonic Corp.	828,150	9,907,030
Recruit Holdings Co., Ltd.	116,066	3,545,254
Renesas Electronics Corp. *	39,766	301,244
Rengo Co., Ltd.	105,912	911,215
Resona Holdings, Inc.	573,997	3,260,682
Ricoh Co., Ltd.	460,758	4,840,899
Rohm Co., Ltd.	16,100	1,456,311
Ryohin Keikaku Co., Ltd.	2,454	730,324
San-Ai Oil Co., Ltd.	18,702	233,427
Secom Co., Ltd.	44,744	3,690,164
Sega Sammy Holdings, Inc.	71,755	1,159,624
Seibu Holdings, Inc.	58,356	1,054,129
Seiko Epson Corp.	101,518	1,740,413
Seino Holdings Co., Ltd.	78,184	1,199,360
Sekisui Chemical Co., Ltd.	144,163	2,511,818
Sekisui House Ltd.	244,809	4,003,798
Seven & i Holdings Co., Ltd.	282,569	11,531,088
Shimadzu Corp.	35,404	1,052,047
Shimamura Co., Ltd.	12,953	1,199,687
Shimano, Inc.	10,946	1,691,973
Shimizu Corp.	175,528	1,538,650
Shin-Etsu Chemical Co., Ltd.	57,927	5,446,084
Security	Number of Shares	Value ($)
Shionogi & Co., Ltd.	28,940	1,684,959
Shiseido Co., Ltd.	38,108	2,688,885
Showa Denko K.K.	45,484	2,169,909
Showa Shell Sekiyu K.K.	124,410	2,514,342
Skylark Holdings Co., Ltd.	42,574	609,324
SMC Corp.	5,976	1,992,449
SoftBank Group Corp.	194,851	18,099,520
Sojitz Corp.	775,410	2,706,260
Sompo Holdings, Inc.	87,950	3,762,770
Sony Corp.	206,480	11,820,670
Stanley Electric Co., Ltd.	31,804	1,102,822
Subaru Corp.	188,623	5,615,228
Sumitomo Chemical Co., Ltd.	620,694	3,532,109
Sumitomo Corp.	386,282	6,282,722
Sumitomo Electric Industries Ltd.	405,097	6,422,515
Sumitomo Forestry Co., Ltd.	63,413	1,027,098
Sumitomo Heavy Industries Ltd.	41,038	1,337,894
Sumitomo Metal Mining Co., Ltd.	69,597	2,253,264
Sumitomo Mitsui Financial Group, Inc.	388,259	15,339,881
Sumitomo Mitsui Trust Holdings, Inc.	94,128	3,786,851
Sumitomo Realty & Development Co., Ltd.	75,822	2,632,590
Sumitomo Rubber Industries Ltd.	106,074	1,576,498
Suntory Beverage & Food Ltd.	33,258	1,366,192
Suzuken Co., Ltd.	51,406	2,341,167
Suzuki Motor Corp.	101,122	6,593,426
T&D Holdings, Inc.	148,157	2,257,395
Taiheiyo Cement Corp.	53,009	1,606,261
Taisei Corp.	45,706	2,048,598
Takashimaya Co., Ltd.	69,940	1,131,554
Takeda Pharmaceutical Co., Ltd.	164,078	6,885,106
TDK Corp.	37,606	4,235,911
Teijin Ltd.	79,568	1,579,377
Terumo Corp.	35,818	1,980,109
The Chiba Bank Ltd.	120,806	795,314
The Chugoku Electric Power Co., Inc.	168,089	2,104,050
The Kansai Electric Power Co., Inc.	264,000	3,791,496
The Yokohama Rubber Co., Ltd.	54,238	1,142,136
TIS, Inc.	26,226	1,267,722
Tobu Railway Co., Ltd.	49,166	1,374,529
Toho Gas Co., Ltd.	35,274	1,184,972
Toho Holdings Co., Ltd.	42,574	1,123,814
Tohoku Electric Power Co., Inc.	254,421	3,198,475
Tokio Marine Holdings, Inc.	140,714	6,645,797
Tokyo Electric Power Co. Holdings, Inc. *	1,869,853	8,667,578
Tokyo Electron Ltd.	14,899	2,536,129
Tokyo Gas Co., Ltd.	227,323	5,397,858
Tokyu Corp.	128,367	2,120,831
Tokyu Fudosan Holdings Corp.	150,944	1,030,478
Toppan Printing Co., Ltd.	318,716	2,492,012
Toray Industries, Inc.	450,577	3,387,708
Toshiba Corp. *	1,504,559	4,504,790
Tosoh Corp.	82,240	1,294,955
TOTO Ltd.	25,171	1,066,904
Toyo Seikan Group Holdings Ltd.	121,512	2,305,643
Toyo Suisan Kaisha Ltd.	32,482	1,199,565
Toyoda Gosei Co., Ltd.	42,477	1,061,877
Toyota Industries Corp.	48,073	2,726,962
Toyota Motor Corp.	832,920	52,055,153
Toyota Tsusho Corp.	139,806	4,778,507
TS Tech Co., Ltd.	21,964	830,942
Tsuruha Holdings, Inc.	6,216	711,377
Ube Industries Ltd.	56,013	1,428,045
Unicharm Corp.	46,953	1,537,929
West Japan Railway Co.	57,424	3,861,238
Yakult Honsha Co., Ltd.	11,632	828,722
Yamada Denki Co., Ltd. (b)	477,717	2,373,829
Yamaha Corp.	26,331	1,260,924
Yamaha Motor Co., Ltd.	79,483	2,019,242

33
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yamato Holdings Co., Ltd.	121,571	3,622,407
Yamazaki Baking Co., Ltd.	57,503	1,121,175
Yaskawa Electric Corp.	22,764	765,746
Yokogawa Electric Corp.	62,116	1,276,659
		945,759,320

Luxembourg 0.4%
ArcelorMittal	327,319	9,878,874
Millicom International Cellular S.A.	34,533	1,990,010
RTL Group S.A.	14,162	1,064,445
SES S.A.	102,491	2,060,609
Tenaris S.A.	151,437	2,546,045
		17,539,983

Netherlands 5.2%
ABN AMRO Group N.V.	42,523	1,154,263
Aegon N.V.	802,043	4,820,791
Akzo Nobel N.V.	56,717	5,313,532
Altice Europe N.V. *	198,129	597,516
Altice Europe N.V., Class B *	51,500	155,074
ASML Holding N.V.	19,468	3,978,423
ASR Nederland N.V.	18,425	881,080
Boskalis Westminster (b)	40,480	1,161,919
Gemalto N.V. *	21,642	1,259,527
HAL Trust (b)	8,591	1,507,340
Heineken Holding N.V.	27,888	2,663,954
Heineken N.V.	35,900	3,556,267
ING Groep N.V.	692,360	9,417,003
Koninklijke Ahold Delhaize N.V.	559,103	13,634,818
Koninklijke DSM N.V.	41,613	4,375,902
Koninklijke KPN N.V.	1,387,482	3,553,151
Koninklijke Philips N.V.	219,217	9,817,217
NN Group N.V.	59,123	2,540,399
Randstad N.V.	45,853	2,878,763
RELX N.V.	103,059	2,287,866
Royal Dutch Shell plc, A Shares	1,465,947	47,740,550
Royal Dutch Shell plc, B Shares	1,949,651	64,377,743
Signify N.V.	40,007	1,128,327
Unilever N.V. CVA	254,966	14,697,665
VEON Ltd. ADR	389,584	1,129,794
Wolters Kluwer N.V.	45,823	2,911,001
X5 Retail Group N.V. GDR	24,646	563,408
		208,103,293

New Zealand 0.1%
Contact Energy Ltd.	285,180	1,050,154
Fletcher Building Ltd.	452,092	1,907,765
Spark New Zealand Ltd.	787,113	2,083,775
		5,041,694

Norway 1.0%
DNB A.S.A.	209,941	4,287,840
Equinor A.S.A.	733,428	18,864,764
Marine Harvest A.S.A.	90,892	1,968,872
Norsk Hydro A.S.A.	427,561	2,367,698
Orkla A.S.A.	203,782	1,681,390
Telenor A.S.A.	219,692	4,153,360
Yara International A.S.A.	100,657	4,646,060
		37,969,984

Security	Number of Shares	Value ($)
Portugal 0.2%
EDP - Energias de Portugal S.A.	1,330,431	5,208,872
Galp Energia, SGPS, S.A.	172,152	3,499,220
Jeronimo Martins, SGPS, S.A.	55,158	828,195
		9,536,287

Singapore 0.8%
CapitaLand Ltd.	432,854	1,083,675
ComfortDelGro Corp., Ltd.	735,947	1,230,115
DBS Group Holdings Ltd.	249,046	4,535,380
Flex Ltd. *	162,557	2,241,661
Hutchison Port Holdings Trust	2,405,693	589,395
Jardine Cycle & Carriage Ltd.	50,969	1,206,842
Keppel Corp., Ltd.	650,211	3,099,068
Oversea-Chinese Banking Corp., Ltd.	480,850	3,965,990
Sembcorp Industries Ltd.	503,087	1,002,465
Singapore Airlines Ltd.	239,330	1,711,933
Singapore Press Holdings Ltd.	536,495	1,096,446
Singapore Telecommunications Ltd.	1,922,966	4,533,543
United Overseas Bank Ltd.	197,699	3,904,774
Wilmar International Ltd.	974,196	2,275,411
		32,476,698

Spain 3.3%
Acciona S.A. (b)	15,511	1,368,688
ACS, Actividades de Construccion y Servicios S.A.	90,031	3,758,467
Aena SME S.A.	6,059	1,075,071
Amadeus IT Group S.A.	36,170	3,363,336
Banco Bilbao Vizcaya Argentaria S.A.	1,229,103	7,679,427
Banco de Sabadell S.A.	1,336,912	2,056,366
Banco Santander S.A.	6,592,542	32,890,761
Bankinter S.A.	89,433	797,480
CaixaBank S.A.	480,064	2,156,578
Distribuidora Internacional de Alimentacion S.A. (b)	344,060	818,241
Enagas S.A.	52,331	1,458,246
Endesa S.A.	241,680	5,424,244
Ferrovial S.A.	108,850	2,358,799
Grifols S.A.	32,595	960,622
Iberdrola S.A.	1,736,054	12,971,786
Industria de Diseno Textil S.A.	139,456	4,226,795
Mapfre S.A.	415,931	1,228,712
Naturgy Energy Group S.A.	142,555	3,836,404
Red Electrica Corp. S.A.	80,760	1,700,753
Repsol S.A.	798,030	15,380,728
Telefonica S.A.	2,930,146	23,820,246
		129,331,750

Sweden 2.5%
Alfa Laval AB	58,233	1,562,194
Assa Abloy AB, B Shares	135,438	2,763,179
Atlas Copco AB, A Shares	125,940	3,593,579
Atlas Copco AB, B Shares	61,828	1,636,304
Autoliv, Inc.	22,887	2,039,003
Boliden AB	66,760	1,749,295
Electrolux AB, Series B	58,297	1,301,664
Epiroc AB, A Shares *	136,084	1,414,990
Epiroc AB, B Shares *	61,378	587,550
Essity AB, B Shares	117,732	3,053,974
Getinge AB, B Shares	81,833	976,287
Hennes & Mauritz AB, B Shares (b)	443,717	5,984,251
Hexagon AB, B Shares	24,930	1,482,192
Husqvarna AB, B Shares	120,357	957,697

34
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nordea Bank AB	770,146	8,328,227
Sandvik AB	234,146	4,101,710
Securitas AB, B Shares	117,444	2,091,418
Skandinaviska Enskilda Banken AB, A Shares	319,280	3,410,704
Skanska AB, B Shares	150,697	2,832,027
SKF AB, B Shares	125,813	2,420,156
SSAB AB, A Shares	65,008	283,613
SSAB AB, B Shares	211,829	740,762
Svenska Cellulosa AB SCA, B Shares	89,758	1,045,783
Svenska Handelsbanken AB, A Shares	330,997	4,015,894
Swedbank AB, A Shares	239,873	5,586,959
Swedish Match AB	36,797	1,969,042
Tele2 AB, B Shares	195,780	2,417,130
Telefonaktiebolaget LM Ericsson, B Shares	1,799,582	15,194,059
Telia Co. AB	1,312,497	5,826,648
Trelleborg AB, B Shares	55,741	1,090,239
Veoneer, Inc. *	22,727	1,134,986
Volvo AB, A Shares	42,765	738,147
Volvo AB, B Shares	396,939	6,842,690
		99,172,353

Switzerland 6.4%
ABB Ltd.	525,830	12,423,964
Adecco Group AG	73,115	4,489,265
Aryzta AG *(b)	29,794	279,856
Baloise Holding AG	8,794	1,354,882
Chocoladefabriken Lindt & Sprungli AG	88	1,464,967
Cie Financiere Richemont S.A.	93,978	8,327,903
Clariant AG *	57,550	1,441,279
Coca-Cola HBC AG *	39,857	1,366,593
Credit Suisse Group AG *	409,332	6,143,578
Ferguson plc	76,199	6,121,639
Geberit AG	3,248	1,480,424
Georg Fischer AG	738	968,382
Givaudan S.A.	1,196	2,916,108
Glencore plc *	5,549,192	22,614,981
Julius Baer Group Ltd. *	17,060	908,832
Kuehne & Nagel International AG	11,039	1,786,375
LafargeHolcim Ltd. *	118,574	5,787,088
Lonza Group AG *	5,682	1,832,505
Nestle S.A.	577,749	48,616,703
Novartis AG	430,870	35,811,530
Roche Holding AG	126,711	31,550,004
Roche Holding AG, Bearer Shares	5,701	1,433,650
Schindler Holding AG	5,560	1,321,341
SGS S.A.	755	1,993,087
Sika AG	15,504	2,303,717
STMicroelectronics N.V.	100,784	2,074,954
Swiss Life Holding AG *	6,080	2,207,937
Swiss Prime Site AG *	11,069	1,022,661
Swiss Re AG	136,350	12,288,560
Swisscom AG	6,937	3,105,188
TE Connectivity Ltd.	58,720	5,383,450
The Swatch Group AG	19,885	4,124,081
UBS Group AG *	415,738	6,506,250
Vifor Pharma AG	6,371	1,176,899
Zurich Insurance Group AG	44,665	13,633,655
		256,262,288

United Kingdom 15.2%
3i Group plc	106,742	1,243,646
Admiral Group plc	46,772	1,264,471
Aggreko plc	143,817	1,567,562
Anglo American plc	348,122	6,975,299
Antofagasta plc	120,136	1,257,918
Security	Number of Shares	Value ($)
Ashtead Group plc	65,106	1,998,760
Associated British Foods plc	82,645	2,458,793
AstraZeneca plc	328,927	24,774,941
Aviva plc	790,064	4,980,394
Babcock International Group plc	176,351	1,635,199
BAE Systems plc	805,660	6,345,767
Balfour Beatty plc	339,904	1,279,866
Barclays plc	5,400,710	12,333,385
Barratt Developments plc	251,633	1,772,665
Bellway plc	26,530	1,006,195
Berkeley Group Holdings plc	29,172	1,381,291
BHP Billiton plc	853,398	18,233,090
BP plc	12,738,733	90,617,349
British American Tobacco plc	410,080	19,835,643
BT Group plc	3,487,478	9,852,145
Bunzl plc	70,101	2,184,908
Burberry Group plc	89,352	2,596,784
Capita plc	718,858	1,387,488
Carnival plc	29,037	1,747,778
Centrica plc	3,690,194	6,873,138
CNH Industrial N.V.	206,511	2,474,837
Coca-Cola European Partners plc	44,039	1,877,823
Compass Group plc	269,171	5,802,343
Croda International plc	18,126	1,201,522
DCC plc	24,561	2,220,255
Delphi Technologies plc	13,800	486,174
Diageo plc	315,260	11,040,957
Direct Line Insurance Group plc	594,621	2,557,388
Dixons Carphone plc	582,974	1,252,511
Drax Group plc	324,793	1,613,456
DS Smith plc	199,860	1,283,254
easyJet plc	91,293	1,809,535
Ensco plc, Class A	516,430	3,532,381
Fiat Chrysler Automobiles N.V. *	407,558	6,904,258
Firstgroup plc *	1,619,002	1,865,459
G4S plc	475,649	1,541,852
GlaxoSmithKline plc	1,438,337	29,171,332
Greene King plc	133,081	841,855
Hays plc	365,865	967,234
Hiscox Ltd.	49,041	1,074,036
HSBC Holdings plc	4,700,669	40,867,732
IMI plc	80,262	1,260,192
Imperial Brands plc	280,783	10,014,161
Inchcape plc	183,474	1,650,214
Informa plc	169,358	1,678,218
Inmarsat plc	182,588	1,291,963
InterContinental Hotels Group plc	35,494	2,193,639
International Consolidated Airlines Group S.A.	214,552	1,926,392
Intertek Group plc	16,622	1,109,172
Investec plc	128,847	848,062
ITV plc	1,120,747	2,340,173
J Sainsbury plc	1,667,078	7,024,713
John Wood Group plc	333,284	3,112,873
Johnson Matthey plc	105,337	4,786,434
Kingfisher plc	1,422,428	5,056,468
Land Securities Group plc	119,489	1,423,377
Legal & General Group plc	1,180,413	3,901,576
Liberty Global plc, Class A *	57,013	1,528,519
Liberty Global plc, Class C *	143,158	3,706,361
Lloyds Banking Group plc	11,642,159	8,973,211
London Stock Exchange Group plc	17,151	1,030,782
Marks & Spencer Group plc	1,237,485	4,850,996
Meggitt plc	210,519	1,472,633
Mondi plc	91,167	2,541,702
National Grid plc	1,292,689	13,609,393
Next plc	52,269	3,736,513
Old Mutual Ltd. *	1,168,350	2,393,862

35
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pearson plc	396,593	4,728,936
Pennon Group plc	114,088	1,139,725
Persimmon plc	50,576	1,599,360
Petrofac Ltd.	165,960	1,415,034
Phoenix Group Holdings	119,163	1,099,663
Provident Financial plc *	113,500	1,007,572
Prudential plc	312,466	7,046,313
Quilter plc	405,650	742,570
Reckitt Benckiser Group plc	106,229	9,056,083
RELX plc	113,296	2,518,085
Rio Tinto plc	362,936	17,260,451
Rolls-Royce Holdings plc *	575,037	7,511,411
Royal Mail plc	641,983	3,738,189
RSA Insurance Group plc	213,339	1,751,346
Severn Trent plc	69,578	1,809,584
Sky plc	209,949	4,203,734
Smith & Nephew plc	135,745	2,395,098
Smiths Group plc	94,698	1,983,494
SSE plc	478,808	7,797,801
Standard Chartered plc	933,978	7,612,602
Standard Life Aberdeen plc	655,782	2,701,105
Subsea 7 S.A.	124,832	1,702,451
Tate & Lyle plc	182,046	1,586,262
Taylor Wimpey plc	633,529	1,378,008
Tesco plc	4,603,108	14,747,818
The British Land Co. plc	117,170	967,974
The Sage Group plc	205,585	1,590,962
The Weir Group plc	53,353	1,299,882
Travis Perkins plc	135,691	2,029,071
Unilever plc	177,957	10,158,675
United Utilities Group plc	218,579	2,106,870
Vodafone Group plc	11,403,478	24,381,639
Whitbread plc	39,227	2,343,283
William Hill plc	310,703	1,040,282
Wm Morrison Supermarkets plc	1,888,936	6,463,166
WPP plc	351,616	5,842,909
		606,209,676
Total Common Stock
(Cost $3,640,062,990)		3,942,381,549

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	6,803	571,879
Fuchs Petrolub SE	19,313	1,133,645
Henkel AG & Co. KGaA	29,966	3,833,454
RWE AG	10,603	221,812
Volkswagen AG	106,457	17,444,820
		23,205,610

Spain 0.0%
Grifols S.A., B Shares	26,528	564,835
Total Preferred Stock
(Cost $22,213,119)		23,770,445

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	8,241,889	8,241,889
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	16,735,335	16,735,335
Total Other Investment Companies
(Cost $24,977,224)		24,977,224

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	214	20,959,160	(49,845)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,379,924.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

36
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.6%
Adelaide Brighton Ltd.	347,004	1,616,140
ALS Ltd.	383,322	2,458,929
Ansell Ltd.	96,984	1,760,485
Ardent Leisure Group	615,724	819,337
Aristocrat Leisure Ltd.	97,846	2,235,379
ASX Ltd.	58,580	2,865,573
AusNet Services	1,530,693	1,821,011
Australian Pharmaceutical Industries Ltd.	1,154,675	1,540,688
Automotive Holdings Group Ltd.	662,395	1,130,544
Bank of Queensland Ltd.	294,436	2,446,637
Beach Energy Ltd.	1,140,330	1,599,893
Bega Cheese Ltd.	148,408	840,384
Breville Group Ltd.	24,292	238,397
carsales.com Ltd.	69,656	780,816
Challenger Ltd.	214,053	1,676,518
Charter Hall Retail REIT	182,941	562,288
Cleanaway Waste Management Ltd.	1,445,262	2,012,036
Cochlear Ltd.	13,358	2,084,834
Computershare Ltd.	232,101	3,226,182
Cromwell Property Group	844,689	675,022
CSR Ltd.	586,549	1,828,269
Dexus	395,330	3,064,877
DuluxGroup Ltd.	250,001	1,421,094
Evolution Mining Ltd.	70,022	134,196
Fairfax Media Ltd.	3,556,829	2,263,623
Flight Centre Travel Group Ltd.	41,159	1,738,941
G.U.D. Holdings Ltd.	87,566	925,852
G8 Education Ltd. (a)	291,408	434,137
Genworth Mortgage Insurance Australia Ltd.	469,312	896,033
GWA Group Ltd.	351,259	762,092
Harvey Norman Holdings Ltd. (a)	533,201	1,388,200
Healthscope Ltd.	859,115	1,360,674
Iluka Resources Ltd.	387,091	2,597,883
Inghams Group Ltd. (a)	597,026	1,580,276
Investa Office Fund	224,860	866,758
InvoCare Ltd. (a)	57,514	535,732
IOOF Holdings Ltd.	215,494	1,309,101
IRESS Ltd.	79,655	774,232
JB Hi-Fi Ltd.	153,284	2,926,572
Link Administration Holdings Ltd.	30,584	172,302
McMillan Shakespeare Ltd.	55,829	721,915
Mineral Resources Ltd.	119,476	1,311,629
Monadelphous Group Ltd.	180,547	1,873,703
Myer Holdings Ltd. (a)	7,328,374	2,358,447
Navitas Ltd.	284,246	916,828
nib Holdings Ltd.	301,354	1,420,964
Nine Entertainment Co. Holdings Ltd. (a)	554,499	966,443
Northern Star Resources Ltd. (b)	40,811	205,108
Nufarm Ltd.	197,071	976,274
OceanaGold Corp.	436,772	1,292,948
Orora Ltd.	948,804	2,422,199
OZ Minerals Ltd.	349,697	2,293,812
Pact Group Holdings Ltd.	161,784	482,049
Pendal Group Ltd.	32,680	221,452
Security	Number of Shares	Value ($)
Perpetual Ltd.	25,804	819,051
Premier Investments Ltd.	96,858	1,376,438
Primary Health Care Ltd.	933,635	1,877,070
Qube Holdings Ltd. (a)	592,240	1,182,130
Ramsay Health Care Ltd.	57,463	2,314,739
Regis Resources Ltd.	196,306	594,848
Resolute Mining Ltd.	868,564	794,604
Sandfire Resources NL	116,311	597,225
SEEK Ltd.	109,049	1,766,559
Seven Group Holdings Ltd. (a)	73,473	1,107,879
Seven West Media Ltd.	3,102,814	2,255,175
Sigma Healthcare Ltd.	3,432,406	1,414,921
Southern Cross Media Group Ltd.	1,104,010	1,101,820
Super Retail Group Ltd.	255,130	1,725,169
Sydney Airport	348,939	1,819,463
The GPT Group	687,919	2,572,091
The Star Entertainment Grp Ltd.	638,918	2,490,534
TPG Telecom Ltd.	179,069	1,118,904
Treasury Wine Estates Ltd.	186,657	2,628,263
Vicinity Centres	1,038,733	2,080,857
Washington H Soul Pattinson & Co., Ltd.	55,470	953,154
Whitehaven Coal Ltd.	386,397	1,405,595
		110,832,197

Austria 1.0%
ams AG *	10,925	867,358
Austria Technologie & Systemtechnik AG	31,411	844,228
BAWAG Group AG	5,390	252,606
CA Immobilien Anlagen AG	26,618	978,653
IMMOFINANZ AG *	57,853	1,545,482
Lenzing AG	8,499	1,033,357
Oesterreichische Post AG	38,965	1,724,572
Rhi Magnesita N.V.	18,591	1,191,268
S IMMO AG	45,644	961,233
Schoeller-Bleckmann Oilfield Equipment AG	7,863	852,192
Telekom Austria AG *	119,461	1,034,107
UNIQA Insurance Group AG	90,354	884,642
Verbund AG	37,778	1,536,656
Vienna Insurance Group AG Wiener Versicherung Gruppe	44,893	1,226,431
Wienerberger AG	126,736	3,474,094
Zumtobel Group AG *(a)	57,205	459,250
		18,866,129

Belgium 1.1%
Ackermans & van Haaren N.V.	10,001	1,787,314
AGFA-Gevaert N.V. *	269,832	1,187,357
Barco N.V.	10,067	1,386,813
Befimmo S.A.	12,210	708,896
Bekaert S.A.	51,212	1,307,298
bpost S.A.	103,120	1,565,740
Cie d'Entreprises CFE	5,302	598,998
Cofinimmo S.A.	11,872	1,548,445
D'Ieteren S.A. N.V.	59,402	2,640,163
Elia System Operator S.A. N.V.	25,042	1,567,536
Euronav N.V.	121,471	1,055,746

37
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nyrstar N.V. *(a)	171,759	887,696
Ontex Group N.V.	53,014	1,524,773
Orange Belgium S.A.	56,780	860,147
Sofina S.A.	3,786	751,495
Telenet Group Holding N.V. *	36,243	1,986,146
Tessenderlo Group S.A. *	27,576	1,045,960
		22,410,523

Canada 9.6%
Aecon Group, Inc.	120,789	1,607,185
AGF Management Ltd., Class B	210,121	991,023
Aimia, Inc. *	999,394	3,150,051
Air Canada *	57,209	1,176,690
Algonquin Power & Utilities Corp.	140,976	1,461,709
Allied Properties Real Estate Investment Trust	23,070	771,212
AltaGas Ltd.	137,127	2,550,197
Artis Real Estate Investment Trust	95,816	908,229
AutoCanada, Inc.	41,975	409,465
Baytex Energy Corp. *	1,174,103	3,520,643
Boardwalk Real Estate Investment Trust (a)	25,105	954,181
Bombardier, Inc., B Shares *	456,335	1,508,343
Bonavista Energy Corp.	1,739,008	1,867,105
Bonterra Energy Corp.	51,666	763,925
CAE, Inc.	149,148	2,979,643
Canadian Apartment Properties REIT	35,975	1,279,038
Canadian Solar, Inc. *	56,937	817,615
Canadian Utilities Ltd., Class A	111,191	2,707,400
Canadian Western Bank	51,147	1,392,476
Canfor Corp. *	72,639	1,676,220
Capital Power Corp.	128,171	2,689,335
Cascades, Inc.	128,980	1,312,600
CCL Industries, Inc., Class B	43,026	2,074,500
Centerra Gold, Inc. *	263,977	1,129,638
CES Energy Solutions Corp.	194,736	715,354
Chartwell Retirement Residences	71,434	827,220
Chemtrade Logistics Income Fund	85,690	1,070,509
Choice Properties Real Estate Investment Trust	20,095	192,174
Cineplex, Inc. (a)	68,603	1,731,450
Cogeco Communications, Inc.	19,329	960,113
Cogeco, Inc.	20,714	986,018
Colliers International Group, Inc.	10,381	847,310
Cominar Real Estate Investment Trust	141,028	1,309,750
Constellation Software, Inc.	2,750	2,098,621
Corus Entertainment, Inc., B Shares (a)	151,899	431,018
Cott Corp.	90,762	1,415,774
Crombie Real Estate Investment Trust	28,133	285,009
Detour Gold Corp. *	18,344	149,965
Dorel Industries, Inc., Class B	80,637	1,565,803
Dream Global Real Estate Investment Trust	73,129	821,050
Dream Office Real Estate Investment Trust	80,565	1,498,912
Eldorado Gold Corp. *	1,137,720	1,099,373
Emera, Inc. (a)	365,497	11,573,581
Enercare, Inc.	66,348	1,473,043
Enerflex Ltd.	120,441	1,457,540
Enerplus Corp.	322,405	3,990,657
Ensign Energy Services, Inc.	489,598	2,511,914
Entertainment One Ltd.	409,775	1,948,269
Exchange Income Corp. (a)	28,349	702,882
Extendicare, Inc.	136,911	874,626
First Capital Realty, Inc.	89,673	1,405,664
FirstService Corp.	10,664	913,099
Franco-Nevada Corp.	25,322	1,619,971
Genworth MI Canada, Inc.	42,584	1,433,673
Security	Number of Shares	Value ($)
Gran Tierra Energy, Inc. *	482,168	1,667,685
Granite Real Estate Investment Trust	21,736	914,314
Great Canadian Gaming Corp. *	32,040	1,130,780
Home Capital Group, Inc. *(a)	116,295	1,307,477
Hudbay Minerals, Inc.	109,354	511,568
Hudson's Bay Co. (a)	265,538	2,099,541
IAMGOLD Corp. *	272,845	1,113,183
IGM Financial, Inc.	95,846	2,676,293
Industrial Alliance Insurance & Financial Services, Inc.	66,785	2,770,864
Innergex Renewable Energy, Inc.	53,771	552,164
Interfor Corp. *	60,574	1,043,362
Intertape Polymer Group, Inc.	53,443	765,609
Just Energy Group, Inc.	188,750	564,535
Kinder Morgan Canada Ltd.	18,744	246,959
Kinross Gold Corp. *	776,762	2,323,227
Laurentian Bank of Canada	29,582	1,055,374
Lucara Diamond Corp.	93,588	157,182
Lundin Mining Corp.	226,998	1,082,808
Maple Leaf Foods, Inc.	99,330	2,407,169
Martinrea International, Inc.	158,168	1,712,744
Medical Facilities Corp. (a)	58,481	704,580
MEG Energy Corp. *	386,728	2,443,835
Morneau Shepell, Inc.	40,025	845,960
Mullen Group Ltd.	190,533	2,348,146
Nevsun Resources Ltd.	480,661	1,820,979
New Gold, Inc. *	374,708	367,826
NFI Group, Inc.	20,244	796,284
Norbord, Inc. (a)	24,373	928,228
Northland Power, Inc.	62,738	1,050,324
Northview Apartment Real Estate Investment Trust	7,304	142,053
Open Text Corp.	68,750	2,698,436
Pan American Silver Corp.	73,910	1,155,738
Parex Resources, Inc. *	74,926	1,077,390
Pason Systems, Inc.	73,281	1,197,044
Pengrowth Energy Corp. *(a)	3,204,112	2,211,512
Peyto Exploration & Development Corp.	192,372	1,596,277
PrairieSky Royalty Ltd.	30,441	560,285
Precision Drilling Corp. *	896,935	3,508,086
Premium Brands Holdings Corp.	9,132	684,576
Quebecor, Inc., Class B	161,060	3,246,027
Restaurant Brands International, Inc.	29,280	1,680,745
Richelieu Hardware Ltd.	36,300	864,385
Ritchie Bros. Auctioneers, Inc.	46,357	1,768,673
Rogers Sugar, Inc.	132,106	549,112
Russel Metals, Inc.	126,352	2,764,540
Secure Energy Services, Inc.	202,357	1,261,676
SEMAFO, Inc. *	247,195	619,907
Seven Generations Energy Ltd., A Shares *	15,976	188,191
ShawCor Ltd.	124,106	2,611,656
SmartCentres Real Estate Investment Trust	54,200	1,286,468
Stantec, Inc.	76,230	1,925,115
Stella-Jones, Inc.	18,213	623,931
Superior Plus Corp.	248,800	2,469,015
TFI International, Inc.	105,151	3,906,219
The North West Co., Inc.	61,184	1,354,639
The Stars Group, Inc. *	5,253	149,297
TMX Group Ltd.	23,846	1,600,157
Toromont Industries Ltd.	45,011	2,252,017
Tourmaline Oil Corp.	96,994	1,581,420
Transcontinental, Inc., Class A	88,712	2,162,778
Trican Well Service Ltd. *	116,341	256,959
Trinidad Drilling Ltd. *	805,326	1,099,337
Turquoise Hill Resources Ltd. *	57,200	132,916
Uni-Select, Inc.	60,935	990,699
Western Forest Products, Inc.	551,564	964,428

38
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Westshore Terminals Investment Corp.	54,523	1,123,117
Wheaton Precious Metals Corp.	131,007	2,246,495
Whitecap Resources, Inc.	228,976	1,417,107
Winpak Ltd.	22,509	849,989
WSP Global, Inc.	55,054	2,966,444
Yamana Gold, Inc.	914,334	2,538,356
		189,300,977

Denmark 1.4%
Chr Hansen Holding A/S	16,183	1,646,688
D/S Norden A/S *	48,611	737,404
Dfds A/S	23,001	1,216,171
FLSmidth & Co. A/S	47,109	2,933,468
GN Store Nord A/S	54,631	2,840,000
H. Lundbeck A/S	14,223	836,386
Jyske Bank A/S	31,274	1,590,154
Matas A/S	62,492	612,475
Nilfisk Holding A/S *	17,810	867,208
NKT A/S *(a)	30,554	782,494
Per Aarsleff Holding A/S, Class B	27,246	1,088,547
Rockwool International A/S, B Shares	8,176	3,549,790
Royal Unibrew A/S	20,114	1,737,484
Scandinavian Tobacco Group A/S, Class A	46,197	760,625
Schouw & Co. A/S	11,046	874,012
SimCorp A/S	11,367	1,077,697
Sydbank A/S	42,320	1,241,676
Topdanmark A/S	15,143	651,322
Tryg A/S	71,493	1,760,659
William Demant Holding A/S *	34,668	1,413,210
		28,217,470

Finland 1.5%
Amer Sports Oyj *	88,114	2,967,972
Cargotec Oyj, B Shares	42,689	2,072,176
Caverion Oyj *(a)	165,570	1,342,705
Cramo Oyj	52,287	1,107,213
DNA Oyj	7,528	160,549
Finnair Oyj	50,681	442,845
Huhtamaki Oyj	61,951	2,223,667
Kemira Oyj	129,612	1,722,176
Konecranes Oyj	40,036	1,586,113
Metsa Board Oyj	180,036	1,817,168
Oriola Oyj, B Shares	125,940	415,416
Outokumpu Oyj	320,797	1,887,884
Outotec Oyj *	127,739	963,085
Raisio Oyj, V Shares	151,965	539,274
Ramirent Oyj	97,424	806,505
Sanoma Oyj	139,922	1,454,611
Tieto Oyj	78,131	2,541,715
Tikkurila Oyj	53,347	918,624
Uponor Oyj	44,666	689,107
Valmet Oyj	93,862	2,062,947
YIT Oyj	221,083	1,466,211
		29,187,963

France 4.1%
Aeroports de Paris	11,935	2,628,689
Albioma S.A.	7,247	161,892
ALD S.A.	34,052	635,893
Alten S.A.	18,147	1,878,093
Altran Technologies S.A.	84,135	928,007
Amundi S.A.	14,622	1,056,488
BioMerieux	13,569	1,195,116
Coface S.A.	84,679	795,089
Covivio	18,423	1,930,236
Security	Number of Shares	Value ($)
Criteo S.A. *	11,759	291,741
Dassault Aviation S.A.	584	1,089,212
Dassault Systemes S.A.	24,750	4,020,008
Derichebourg S.A.	114,026	638,670
Edenred	95,029	3,629,888
Elior Group S.A.	111,236	1,745,917
Elis S.A.	142,054	3,297,331
Eramet	855	73,316
Europcar Mobility Group	49,876	480,204
Fnac Darty S.A. *	13,547	1,145,892
Gaztransport Et Technigaz S.A.	2,327	159,470
Gecina S.A.	14,577	2,508,433
Getlink	206,694	2,609,299
ICADE	23,053	2,254,402
Iliad S.A.	12,646	1,637,625
Imerys S.A.	28,837	2,076,859
Ingenico Group S.A.	24,466	1,723,343
Ipsen S.A.	8,678	1,546,333
IPSOS	39,370	1,250,531
JCDecaux S.A.	54,750	1,807,851
Kaufman & Broad S.A.	4,398	231,803
Korian S.A.	33,982	1,152,929
LISI	8,101	333,663
Maisons du Monde S.A.	3,520	103,289
Mercialys S.A.	45,050	769,986
Metropole Television S.A.	67,329	1,334,084
Neopost S.A.	89,988	2,416,499
Nexans S.A.	42,536	1,360,992
Nexity S.A.	37,582	2,297,835
Orpea	13,294	1,801,971
Plastic Omnium S.A.	40,887	1,623,157
Remy Cointreau S.A.	8,551	1,200,855
SEB S.A.	13,971	2,610,594
Societe BIC S.A.	28,303	2,626,210
Sopra Steria Group	7,474	1,333,966
SPIE S.A.	56,707	1,076,770
Ste Industrielle d'Aviation Latecoere S.A. *	22,074	106,328
Tarkett S.A.	26,288	769,546
Technicolor S.A. *(a)	978,310	1,344,289
Television Francaise 1 S.A.	151,261	1,504,733
UBISOFT Entertainment S.A. *	26,822	2,891,676
Vallourec S.A. *(a)	854,967	4,904,136
Vicat S.A.	19,917	1,205,018
Vilmorin & Cie S.A.	2,088	145,034
		80,341,191

Germany 3.2%
Aareal Bank AG	42,972	1,751,427
Axel Springer SE	31,170	2,270,269
Bauer AG	5,042	94,096
BayWa AG	12,378	413,332
Bechtle AG	21,781	2,271,927
Bertrandt AG	1,312	126,166
CANCOM SE	15,874	706,639
CECONOMY AG	410,230	3,125,376
CTS Eventim AG & Co., KGaA	4,101	182,272
Deutsche Euroshop AG	5,951	203,704
Deutsche Pfandbriefbank AG	165,978	2,433,253
Deutsche Wohnen SE	65,929	3,339,882
Deutz AG	38,312	335,657
DMG Mori AG	3,018	159,244
Duerr AG	31,643	1,461,620
ElringKlinger AG	56,435	687,482
Fielmann AG	11,674	789,834
Fraport AG Frankfurt Airport Services Worldwide	23,003	2,072,603
Gerresheimer AG	22,324	1,870,125

39
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gerry Weber International AG *	19,725	114,635
Grammer AG *	3,413	237,904
Grammer AG	10,886	721,954
Hapag-Lloyd AG	8,020	338,912
Heidelberger Druckmaschinen AG *	210,593	597,861
Hella GmbH & Co. KGaA	34,132	2,065,054
HOCHTIEF AG	19,672	3,199,793
Hornbach Holding AG & Co. KGaA	5,667	370,558
Indus Holding AG	4,461	288,066
Jenoptik AG	26,136	1,029,656
Kloeckner & Co. SE	264,768	2,812,565
Krones AG	11,724	1,428,199
LEG Immobilien AG	21,272	2,602,459
Nordex SE *	66,009	684,762
Norma Group SE	16,354	1,086,491
Pfeiffer Vacuum Technology AG	3,967	624,491
Puma SE	1,005	551,918
Rhoen-Klinikum AG	51,104	1,344,973
SAF-Holland S.A.	47,328	735,133
Scout24 AG	21,197	1,098,970
Siltronic AG	6,068	881,102
Sixt SE	1,851	238,408
Software AG	30,068	1,486,824
STADA Arzneimittel AG	21,828	2,061,210
TAG Immobilien AG	56,883	1,403,087
Takkt AG	10,036	175,387
Talanx AG *	42,706	1,615,867
TLG Immobilien AG	27,193	735,924
United Internet AG	38,660	2,038,534
Wacker Chemie AG	12,907	1,865,898
Wacker Neuson SE	5,971	165,484
Wirecard AG	9,834	2,188,827
Zalando SE *	17,298	912,120
		61,997,934

Hong Kong 4.4%
AAC Technologies Holdings, Inc.	122,277	1,355,362
ASM Pacific Technology Ltd.	117,303	1,237,459
BOC Aviation Ltd.	125,434	918,913
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	113,718
Cafe de Coral Holdings Ltd.	353,361	860,791
Cathay Pacific Airways Ltd.	1,514,781	2,258,015
China Harmony New Energy Auto Holding Ltd.	319,003	126,400
China Travel International Investment Hong Kong Ltd.	1,901,664	617,825
Chow Sang Sang Holdings International Ltd.	673,838	1,349,582
Chow Tai Fook Jewellery Group Ltd.	1,271,018	1,180,512
CITIC Telecom International Holdings Ltd.	492,688	150,652
CK Infrastructure Holdings Ltd.	69,982	511,787
Dah Sing Financial Holdings Ltd.	22,263	138,419
Dairy Farm International Holdings Ltd.	231,237	2,143,567
Esprit Holdings Ltd. *	7,394,641	1,752,352
FIH Mobile Ltd. *	8,421,065	1,094,355
First Pacific Co., Ltd.	4,220,541	1,925,051
Giordano International Ltd.	1,925,365	1,081,790
Global Brands Group Holding Ltd. *	29,843,220	1,444,842
Great Eagle Holdings Ltd.	183,281	902,523
Hang Lung Group Ltd.	689,641	1,933,023
Hang Lung Properties Ltd.	1,199,177	2,368,134
Henderson Land Development Co., Ltd.	499,778	2,642,509
HK Electric Investments & HK Electric Investments Ltd.	1,166,837	1,178,893
Hopewell Holdings Ltd.	197,313	693,835
Security	Number of Shares	Value ($)
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,284,976	823,871
Hysan Development Co., Ltd.	204,722	1,049,836
Johnson Electric Holdings Ltd.	301,575	883,719
Ju Teng International Holdings Ltd.	3,634,379	685,304
K Wah International Holdings Ltd.	1,105,368	608,390
Kerry Logistics Network Ltd.	667,048	992,638
Kerry Properties Ltd.	593,123	2,248,138
Lifestyle International Holdings Ltd.	73,176	142,643
Luk Fook Holdings International Ltd.	473,528	1,647,022
Man Wah Holdings Ltd. (a)	810,359	530,679
Melco International Development Ltd.	49,462	131,707
Melco Resorts & Entertainment Ltd. ADR	70,152	1,675,230
MGM China Holdings Ltd.	531,127	1,001,501
Minth Group Ltd.	218,972	896,935
MMG Ltd. *	1,260,425	631,104
NWS Holdings Ltd.	1,093,305	1,947,331
Pacific Basin Shipping Ltd.	4,039,470	967,550
Pacific Textiles Holdings Ltd.	1,054,996	799,759
Pou Sheng International Holdings Ltd.	3,922,814	764,681
Power Assets Holdings Ltd.	301,941	2,117,730
Road King Infrastructure Ltd.	85,550	145,183
Sa Sa International Holdings Ltd.	1,505,259	795,885
Seaspan Corp. (a)	96,651	891,122
Semiconductor Manufacturing International Corp. *(a)	1,773,656	2,092,529
Shangri-La Asia Ltd.	692,698	1,067,875
Shougang Fushan Resources Group Ltd.	3,549,560	791,414
Shui On Land Ltd.	3,348,267	797,724
Shun Tak Holdings Ltd.	424,665	163,397
Sino Land Co., Ltd.	1,761,856	2,985,474
SITC International Holdings Co., Ltd.	821,444	613,291
SmarTone Telecommunications Holdings Ltd.	734,327	742,850
Stella International Holdings Ltd.	1,086,156	1,091,844
Sun Art Retail Group Ltd.	2,237,685	2,580,113
Swire Properties Ltd.	467,743	1,838,458
Television Broadcasts Ltd.	406,797	1,207,605
Texwinca Holdings Ltd.	1,784,792	825,440
The Bank of East Asia Ltd.	582,952	2,157,596
The Hongkong & Shanghai Hotels Ltd.	422,727	612,905
Tingyi Cayman Islands Holding Corp.	1,767,044	3,156,360
Truly International Holdings Ltd. *	3,635,490	583,613
Uni-President China Holdings Ltd.	1,127,151	1,110,076
Vitasoy International Holdings Ltd.	281,283	903,099
VSTECS Holdings Ltd.	428,784	213,603
VTech Holdings Ltd.	158,783	1,756,973
Wharf Real Estate Investment Co., Ltd.	391,679	2,597,420
Wynn Macau Ltd.	866,509	2,412,213
Xinyi Glass Holdings Ltd.	1,005,786	1,255,807
		85,915,946

Ireland 0.8%
C&C Group plc	328,817	1,304,592
Glanbia plc	99,649	1,684,631
ICON plc *	18,744	2,793,231
Irish Continental Group plc	111,054	705,494
James Hardie Industries plc	123,185	1,885,980
Kingspan Group plc	49,945	2,432,526
Origin Enterprises plc	148,138	965,208
Paddy Power Betfair plc	18,966	1,732,254
Total Produce plc	455,284	1,138,904
UDG Healthcare plc	131,882	1,261,604
		15,904,424

40
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Israel 0.9%
Azrieli Group Ltd.	14,668	763,271
Elbit Systems Ltd.	10,983	1,419,484
First International Bank of Israel Ltd.	32,009	742,822
Frutarom Industries Ltd.	1,561	159,595
Gazit-Globe Ltd.	87,944	808,731
Israel Discount Bank Ltd., A Shares	930,551	3,257,471
Mellanox Technologies Ltd. *	2,173	180,794
Mizrahi Tefahot Bank Ltd.	71,802	1,298,436
NICE Ltd. *	20,537	2,368,995
Orbotech Ltd. *	2,857	182,791
Partner Communications Co., Ltd. *	172,745	773,643
Plus500 Ltd.	8,215	163,792
SodaStream International Ltd. *	1,578	225,604
Taro Pharmaceutical Industries Ltd. *	7,262	767,158
The Israel Corp., Ltd.	11,595	3,495,187
Tower Semiconductor Ltd. *	28,034	612,567
		17,220,341

Italy 2.7%
A2A S.p.A.	1,652,377	2,847,282
ACEA S.p.A.	53,492	764,282
Amplifon S.p.A.	8,655	186,699
Anima Holding S.p.A.	143,578	667,878
Ansaldo STS S.p.A. *	52,511	782,036
Astaldi S.p.A. *(a)	242,458	412,148
ASTM S.p.A.	45,500	930,672
Autogrill S.p.A.	97,216	1,023,087
Azimut Holding S.p.A.	78,465	1,249,815
Banca Carige S.p.A. *(a)	91,404,412	946,506
Banca Generali S.p.A.	27,836	685,313
Banca Mediolanum S.p.A.	142,011	961,637
Banca Popolare di Sondrio Scarl	666,970	2,602,769
Banco BPM S.p.A. *	196,111	442,477
Beni Stabili S.p.A.	742,045	653,570
Brembo S.p.A.	68,977	924,534
Buzzi Unicem S.p.A.	43,282	872,211
Cerved Group S.p.A.	95,099	993,616
Danieli & C Officine Meccaniche S.p.A.	12,874	316,055
Danieli & C Officine Meccaniche S.p.A. - RSP	44,608	793,053
Davide Campari-Milano S.p.A.	193,613	1,717,673
De'Longhi S.p.A.	38,143	1,249,723
DiaSorin S.p.A.	7,314	798,223
Enav S.p.A.	199,528	988,498
ERG S.p.A.	82,024	1,702,559
Esprinet S.p.A. (a)	125,939	531,171
Ferrari N.V.	19,461	2,551,851
FinecoBank Banca Fineco S.p.A.	26,799	320,069
Hera S.p.A.	893,447	2,808,797
Interpump Group S.p.A.	24,819	783,141
Iren S.p.A.	606,627	1,425,737
Italgas S.p.A.	409,503	2,217,429
MARR S.p.A.	24,348	685,559
Mediaset S.p.A. *(a)	1,105,088	3,299,284
Moncler S.p.A.	25,263	1,145,170
OVS S.p.A. *	139,311	418,188
Pirelli & C S.p.A. *	77,744	627,578
PRADA S.p.A.	451,060	2,034,365
Recordati S.p.A.	31,261	1,097,348
Safilo Group S.p.A. *(a)	123,960	512,007
Salini Impregilo S.p.A (a)	392,468	958,023
Salvatore Ferragamo Italia S.p.A.	6,232	148,644
Saras S.p.A.	734,349	1,860,915
Societa Cattolica di Assicurazioni SC	146,280	1,189,675
Security	Number of Shares	Value ($)
Societa Iniziative Autostradali e Servizi S.p.A.	65,229	910,727
Tod's S.p.A. (a)	16,694	1,160,552
UnipolSai Assicurazioni S.p.A. (a)	846,945	1,896,934
		54,095,480

Japan 35.7%
ABC-Mart, Inc.	21,931	1,198,556
Activia Properties, Inc.	146	643,856
Adastria Co., Ltd.	53,440	643,873
ADEKA Corp.	113,671	1,885,205
Advance Residence Investment Corp.	395	1,010,610
Advantest Corp.	52,630	1,264,430
Aeon Delight Co., Ltd.	26,664	961,861
AEON Financial Service Co., Ltd.	82,867	1,700,162
Aeon Mall Co., Ltd.	83,376	1,397,808
Aica Kogyo Co., Ltd.	36,738	1,416,377
Aichi Steel Corp.	30,709	1,114,702
Aida Engineering Ltd.	18,127	163,149
Ain Holdings, Inc.	15,587	1,194,837
Aisan Industry Co., Ltd.	81,179	689,639
Alpen Co., Ltd.	35,120	633,449
Alpine Electronics, Inc.	79,139	1,762,847
Amano Corp.	45,325	949,542
Anritsu Corp.	146,820	2,305,214
AOKI Holdings, Inc.	67,731	915,011
Aoyama Trading Co., Ltd.	62,449	1,900,756
Aozora Bank Ltd.	69,288	2,452,590
Arata Corp.	29,087	1,379,786
Arcland Sakamoto Co., Ltd.	47,128	612,449
Arcs Co., Ltd.	127,074	3,123,991
Asahi Diamond Industrial Co., Ltd.	68,527	507,997
Asahi Holdings, Inc.	54,020	1,027,445
ASKUL Corp. (a)	20,609	596,608
Autobacs Seven Co., Ltd.	130,783	2,226,796
Avex, Inc.	77,651	1,043,423
Axial Retailing, Inc.	23,310	819,849
Azbil Corp.	52,913	2,311,976
Belc Co., Ltd.	12,472	659,115
Benesse Holdings, Inc.	83,959	2,631,172
Bic Camera, Inc.	138,796	1,865,050
BML, Inc.	28,701	806,273
Bunka Shutter Co., Ltd.	82,677	615,129
Calbee, Inc.	50,305	1,603,717
Canon Electronics, Inc.	29,132	613,195
Canon Marketing Japan, Inc.	80,973	1,716,801
Capcom Co., Ltd.	62,756	1,466,391
Cawachi Ltd.	45,991	880,127
Central Glass Co., Ltd.	86,644	2,052,701
Chiyoda Co., Ltd.	51,960	1,030,437
Chiyoda Corp.	251,955	1,851,858
Chudenko Corp.	24,579	580,311
Chugoku Marine Paints Ltd.	87,179	864,046
Citizen Watch Co., Ltd.	382,365	2,627,606
CKD Corp.	34,873	516,090
Cocokara fine, Inc.	34,252	2,044,896
Cosmos Pharmaceutical Corp.	5,211	1,093,565
Create SD Holdings Co., Ltd.	25,624	596,434
CyberAgent, Inc.	43,186	2,461,429
Daido Metal Co., Ltd.	13,591	116,808
Daifuku Co., Ltd.	27,661	1,439,365
Daihen Corp.	95,346	521,937
Daiho Corp.	29,884	159,008
Daiichi Jitsugyo Co., Ltd.	5,153	165,904
Daiichikosho Co., Ltd.	31,136	1,443,288
Daikyo, Inc.	46,759	958,499
Daikyonishikawa Corp.	50,845	633,241

41
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,076	528,211
Daio Paper Corp. (a)	132,468	1,880,368
Daiseki Co., Ltd.	23,239	613,853
Daiwa House REIT Investment Corp.	64	148,680
Daiwabo Holdings Co., Ltd.	43,491	2,600,400
DCM Holdings Co., Ltd. (a)	242,346	2,218,345
DeNA Co., Ltd.	137,427	2,382,060
Descente Ltd.	44,011	866,844
Dexerials Corp.	50,702	558,758
Disco Corp.	8,597	1,541,312
DMG Mori Co., Ltd.	71,440	1,184,170
Doshisha Co., Ltd.	38,673	790,654
Doutor Nichires Holdings Co., Ltd.	41,473	731,205
DTS Corp.	20,715	850,943
Duskin Co., Ltd.	60,820	1,466,679
DyDo Group Holdings, Inc.	16,689	809,729
Eagle Industry Co., Ltd.	35,838	508,716
Earth Corp.	13,913	632,381
Eizo Corp.	17,115	757,082
Enplas Corp.	5,253	150,411
Exedy Corp.	58,490	1,843,555
Ezaki Glico Co., Ltd.	43,594	2,197,686
FamilyMart UNY Holdings Co., Ltd.	26,698	2,333,080
Fancl Corp.	24,374	1,255,134
FCC Co., Ltd.	54,682	1,698,873
Foster Electric Co., Ltd.	62,030	871,558
FP Corp.	16,154	911,972
Frontier Real Estate Investment Corp.	166	669,928
Fuji Co., Ltd.	40,039	759,002
Fuji Corp.	53,149	893,446
Fuji Oil Co., Ltd.	275,659	1,131,125
Fuji Oil Holdings, Inc.	55,242	1,683,888
Fuji Seal International, Inc.	29,443	1,040,867
Fuji Soft, Inc.	29,914	1,475,669
Fujicco Co., Ltd.	6,587	143,995
Fujimori Kogyo Co., Ltd.	24,719	776,892
Fujitec Co., Ltd.	80,212	1,062,645
Fujitsu General Ltd.	62,309	1,029,446
Fukuda Corp.	10,576	531,256
Fukuoka Financial Group, Inc.	548,347	3,080,851
Fukuyama Transporting Co., Ltd.	38,350	1,805,357
Funai Electric Co., Ltd. *(a)	122,936	710,664
Furukawa Co., Ltd.	48,093	776,792
Futaba Corp.	33,192	615,737
Futaba Industrial Co., Ltd.	143,598	962,198
Fuyo General Lease Co., Ltd.	10,506	631,961
G-Tekt Corp.	50,126	836,752
Geo Holdings Corp.	115,385	1,681,581
Glory Ltd.	62,708	1,676,210
GLP J-Reit	634	636,373
Godo Steel Ltd.	32,261	677,020
Gree, Inc.	229,629	1,165,903
GS Yuasa Corp.	474,506	2,345,036
GungHo Online Entertainment, Inc. (a)	557,927	1,192,485
Gunze Ltd.	22,348	1,170,960
Hamakyorex Co., Ltd.	22,555	760,749
Hamamatsu Photonics K.K.	57,234	2,307,219
Hazama Ando Corp.	180,344	1,356,422
Heiwa Corp.	70,498	1,691,799
Heiwado Co., Ltd.	86,591	2,270,881
Hikari Tsushin, Inc.	12,604	2,388,150
Hirose Electric Co., Ltd.	19,455	2,319,476
HIS Co., Ltd.	41,006	1,349,794
Hisamitsu Pharmaceutical Co., Inc.	34,089	2,496,304
Hitachi Capital Corp.	34,994	975,168
Hitachi Chemical Co., Ltd.	126,217	2,654,444
Hitachi High-Technologies Corp.	70,307	2,767,643
Security	Number of Shares	Value ($)
Hitachi Transport System, Ltd.	73,297	2,022,716
Hitachi Zosen Corp.	365,216	1,574,363
Hogy Medical Co., Ltd.	16,354	566,347
Hokkaido Electric Power Co., Inc.	333,580	2,280,323
Hokuetsu Corp.	251,221	1,397,875
Hokuhoku Financial Group, Inc.	120,103	1,685,352
Horiba Ltd.	23,139	1,435,689
Hoshizaki Corp.	23,743	2,256,854
Hosiden Corp.	86,895	843,991
House Foods Group, Inc.	47,215	1,403,016
Hulic Co., Ltd.	91,326	866,438
IDOM, Inc.	97,379	330,203
Iino Kaiun Kaisha Ltd.	35,354	187,794
Inaba Denki Sangyo Co., Ltd.	42,687	1,811,267
Inabata & Co., Ltd.	146,231	2,206,290
Internet Initiative Japan, Inc.	39,533	846,028
Iseki & Co., Ltd.	33,821	606,054
Ishihara Sangyo Kaisha Ltd. *	50,204	750,672
Ito En Ltd.	55,509	2,442,927
Itochu Enex Co., Ltd.	173,065	1,663,771
Itochu Techno-Solutions Corp.	78,770	1,747,524
Itoham Yonekyu Holdings, Inc.	75,344	560,570
Itoki Corp.	30,401	167,516
Iwatani Corp.	84,825	2,983,429
Izumi Co., Ltd.	31,554	1,892,358
J-Oil Mills, Inc.	23,020	790,965
Jaccs Co., Ltd.	8,138	178,047
Jafco Co., Ltd.	15,112	563,540
Japan Airport Terminal Co., Ltd.	29,979	1,345,047
Japan Aviation Electronics Industry Ltd.	93,413	1,711,821
Japan Excellent, Inc.	609	796,366
Japan Exchange Group, Inc.	115,909	2,046,713
Japan Hotel REIT Investment Corp.	212	160,981
Japan Petroleum Exploration Co., Ltd.	77,983	1,663,956
Japan Post Insurance Co., Ltd.	64,024	1,440,013
Japan Prime Realty Investment Corp.	286	1,036,858
Japan Pulp & Paper Co., Ltd.	9,272	366,248
Japan Real Estate Investment Corp.	458	2,441,070
Japan Retail Fund Investment Corp.	1,308	2,370,997
Joshin Denki Co., Ltd.	9,172	248,149
Joyful Honda Co., Ltd.	83,023	1,235,406
JVC Kenwood Corp.	446,416	1,272,196
Kadokawa Dwango *	93,061	1,018,858
Kaga Electronics Co., Ltd.	38,235	743,080
Kagome Co., Ltd.	47,729	1,355,876
Kakaku.com, Inc.	41,771	773,753
Kaken Pharmaceutical Co., Ltd.	25,397	1,307,813
Kameda Seika Co., Ltd.	2,985	132,580
Kamei Corp.	32,969	411,202
Kanamoto Co., Ltd.	29,351	915,854
Kandenko Co., Ltd.	140,022	1,405,461
Kanematsu Corp.	209,827	3,120,393
Kansai Paint Co., Ltd.	104,070	2,061,972
Kasai Kogyo Co., Ltd.	59,081	651,631
Kato Sangyo Co., Ltd.	67,966	2,212,718
Keihan Holdings Co., Ltd.	74,431	2,738,680
Keihin Corp.	101,660	2,142,575
Keikyu Corp.	122,973	2,131,525
Keisei Electric Railway Co., Ltd.	69,770	2,346,955
Keiyo Co., Ltd.	30,401	145,034
Kenedix Office Investment Corp.	187	1,163,638
KH Neochem Co., Ltd.	20,864	780,859
Kintetsu World Express, Inc.	60,114	1,191,058
Kissei Pharmaceutical Co., Ltd.	25,347	750,912
Kitz Corp.	129,446	1,139,372
Kobayashi Pharmaceutical Co., Ltd.	24,263	1,746,122
Kohnan Shoji Co., Ltd.	59,937	1,385,386
Kokuyo Co., Ltd.	105,016	1,826,901

42
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Komeri Co., Ltd.	58,522	1,439,762
Komori Corp.	56,815	686,074
Konami Holdings Corp.	54,700	2,296,330
Konishi Co., Ltd.	41,518	657,114
Konoike Transport Co., Ltd.	59,396	979,711
Kose Corp.	8,101	1,497,682
Kumagai Gumi Co., Ltd.	36,561	990,809
Kurabo Industries Ltd.	335,849	932,872
Kureha Corp.	20,574	1,452,806
Kurita Water Industries Ltd.	95,589	2,844,782
KYB Corp.	38,168	1,567,888
Kyoei Steel Ltd.	43,433	797,098
Kyokuto Kaihatsu Kogyo Co., Ltd.	43,940	666,124
Kyokuyo Co., Ltd.	18,181	515,663
KYORIN Holdings, Inc.	57,779	1,202,633
Kyoritsu Maintenance Co., Ltd.	17,679	838,631
Kyowa Exeo Corp.	110,111	3,088,292
Kyudenko Corp.	24,538	936,067
Kyushu Financial Group, Inc.	179,080	872,104
Lawson, Inc.	50,296	2,957,388
Life Corp.	31,955	779,819
Lintec Corp.	64,791	1,776,297
Lion Corp.	114,480	2,416,898
M3, Inc.	4,219	186,247
Mabuchi Motor Co., Ltd.	32,575	1,352,824
Macnica Fuji Electronics Holdings, Inc.	53,978	971,151
Maeda Corp.	106,955	1,279,968
Maeda Road Construction Co., Ltd.	90,820	1,765,046
Makino Milling Machine Co., Ltd.	117,795	1,088,875
Mandom Corp.	28,337	853,547
Marudai Food Co., Ltd.	281,454	1,106,678
Maruha Nichiro Corp.	46,383	1,612,540
Marui Group Co., Ltd.	150,001	3,321,030
Maruichi Steel Tube Ltd.	50,551	1,552,294
Max Co., Ltd.	13,391	192,137
Maxell Holdings Ltd.	59,798	966,389
McDonald's Holdings Co. Japan, Ltd.	34,339	1,511,244
Mebuki Financial Group, Inc.	345,482	1,227,577
Megmilk Snow Brand Co., Ltd.	86,536	2,188,276
Meidensha Corp.	270,858	930,666
Meitec Corp.	17,124	827,746
Miraca Holdings, Inc.	76,514	2,118,393
Mirait Holdings Corp.	121,216	1,903,207
Misawa Homes Co., Ltd.	95,579	758,529
MISUMI Group, Inc.	94,843	2,449,658
Mitsuba Corp.	82,198	677,540
Mitsubishi Logistics Corp.	67,611	1,551,788
Mitsubishi Pencil Co., Ltd.	8,655	156,966
Mitsubishi Shokuhin Co., Ltd.	65,301	1,805,001
Mitsubishi UFJ Lease & Finance Co., Ltd.	234,473	1,321,600
Mitsuboshi Belting Ltd.	14,425	176,532
Mitsui E&S Holdings Co., Ltd. *	184,258	2,886,379
Mitsui Sugar Co., Ltd.	3,902	106,625
Mitsui-Soko Holdings Co., Ltd. *	240,700	814,019
Miura Co., Ltd.	40,633	1,141,469
Mixi, Inc.	35,434	869,832
Mizuno Corp.	36,451	973,364
Mochida Pharmaceutical Co., Ltd.	16,033	1,242,039
Morinaga & Co., Ltd.	18,997	740,110
Morinaga Milk Industry Co., Ltd.	65,898	1,791,789
Morita Holdings Corp.	8,555	184,702
MOS Food Services, Inc.	21,905	579,801
Musashi Seimitsu Industry Co., Ltd.	31,755	1,072,485
Nabtesco Corp.	74,412	1,944,100
Nachi-Fujikoshi Corp.	20,947	1,018,211
Namura Shipbuilding Co., Ltd.	176,097	792,464
Nankai Electric Railway Co., Ltd.	80,463	2,099,287
NEC Networks & System Integration Corp.	45,215	1,062,635
Security	Number of Shares	Value ($)
NET One Systems Co., Ltd.	105,017	2,437,785
Nexon Co., Ltd. *	112,922	1,419,608
Nichi-iko Pharmaceutical Co., Ltd.	55,776	812,860
Nichias Corp.	102,167	1,331,391
Nichicon Corp.	62,738	719,689
Nichiha Corp.	24,565	691,192
NichiiGakkan Co., Ltd.	59,466	501,427
Nifco, Inc.	53,656	1,475,861
Nihon Kohden Corp.	66,825	1,958,617
Nihon Parkerizing Co., Ltd.	64,694	860,564
Nihon Unisys Ltd.	64,069	1,568,718
Nikkiso Co., Ltd.	78,569	938,846
Nippo Corp.	77,967	1,451,268
Nippon Accommodations Fund, Inc.	167	760,563
Nippon Building Fund, Inc.	519	3,028,300
Nippon Densetsu Kogyo Co., Ltd.	44,030	857,292
Nippon Flour Mills Co., Ltd.	101,266	1,696,823
Nippon Gas Co., Ltd.	19,503	923,396
Nippon Holdings Co., Ltd.	66,595	1,691,826
Nippon Kayaku Co., Ltd.	160,044	1,883,550
Nippon Koei Co., Ltd.	6,170	156,636
Nippon Light Metal Holdings Co., Ltd.	860,091	1,900,368
Nippon Paint Holdings Co., Ltd.	45,038	1,783,080
Nippon Prologis REIT, Inc.	395	771,227
Nippon Seiki Co., Ltd.	80,843	1,505,531
Nippon Sheet Glass Co., Ltd.	302,654	3,201,634
Nippon Shinyaku Co., Ltd.	11,148	656,504
Nippon Signal Co., Ltd.	84,497	870,231
Nippon Soda Co., Ltd.	202,177	1,155,974
Nippon Steel & Sumikin Bussan Corp.	45,896	2,326,153
Nippon Suisan Kaisha Ltd.	410,113	2,256,112
Nipro Corp.	157,361	2,105,999
Nishi-Nippon Financial Holdings, Inc.	32,969	383,848
Nishi-Nippon Railroad Co., Ltd.	80,338	2,151,089
Nishimatsu Construction Co., Ltd.	64,421	1,545,965
Nishimatsuya Chain Co., Ltd.	17,927	194,168
Nishio Rent All Co., Ltd.	23,744	744,108
Nissan Chemical Corp.	62,133	2,969,788
Nissan Shatai Co., Ltd.	225,978	2,005,342
Nissha Co., Ltd. (a)	24,187	504,309
Nisshin Steel Co., Ltd.	161,379	2,266,015
Nisshinbo Holdings, Inc.	226,446	2,546,586
Nissin Corp.	7,004	147,047
Nissin Kogyo Co., Ltd.	70,921	1,188,999
Nittetsu Mining Co., Ltd.	12,684	585,671
Nitto Boseki Co., Ltd.	8,855	204,196
Nitto Kogyo Corp.	51,549	876,777
NOF Corp.	58,096	1,933,302
Nojima Corp.	33,635	744,681
Nomura Co., Ltd.	28,525	571,349
Nomura Real Estate Master Fund, Inc.	683	953,496
Nomura Research Institute Ltd.	66,551	3,318,997
Noritake Co., Ltd.	4,419	266,212
Noritz Corp.	64,431	978,508
North Pacific Bank Ltd.	699,655	2,366,151
NS Solutions Corp.	30,971	1,004,110
NSD Co., Ltd.	15,242	319,039
NTT Urban Development Corp.	70,631	787,301
Obic Co., Ltd.	16,797	1,581,464
Ohsho Food Service Corp.	14,178	927,001
Oiles Corp.	33,183	716,718
Okabe Co., Ltd.	17,927	164,582
Okamoto Industries, Inc.	16,476	181,573
Okamura Corp.	79,151	1,081,425
Okasan Securities Group, Inc.	167,663	805,919
Oki Electric Industry Co., Ltd.	189,942	2,399,862
OKUMA Corp.	25,297	1,464,641
Okumura Corp.	27,388	833,607

43
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Onward Holdings Co., Ltd.	246,288	1,634,738
Open House Co., Ltd.	2,468	144,450
Oracle Corp. Japan	14,830	1,247,814
Orient Corp.	135,529	191,893
Orix JREIT, Inc.	186	290,864
Osaka Soda Co., Ltd.	6,587	187,716
OSG Corp.	58,587	1,347,842
Otsuka Corp.	76,175	2,765,066
Pacific Industrial Co., Ltd.	57,965	941,471
PALTAC Corp.	48,639	2,649,408
Paramount Bed Holdings Co., Ltd.	19,386	893,380
Park24 Co., Ltd.	68,770	2,021,826
Penta-Ocean Construction Co., Ltd.	227,128	1,335,505
Persol Holdings Co., Ltd.	88,460	1,982,442
Pigeon Corp.	28,286	1,369,850
Pilot Corp.	12,606	719,628
Piolax, Inc.	25,942	569,444
Pioneer Corp. *(a)	1,250,225	1,465,746
Plenus Co., Ltd. (a)	47,495	794,546
Pola Orbis Holdings, Inc.	27,730	980,309
Press Kogyo Co., Ltd.	218,110	1,144,790
Prima Meat Packers Ltd.	188,405	937,905
Raito Kogyo Co., Ltd.	63,101	796,694
Rakuten, Inc.	325,368	2,493,847
Relia, Inc.	60,602	790,283
Relo Group, Inc.	30,667	842,143
Resorttrust, Inc.	43,216	700,747
Riken Corp.	13,297	700,315
Rinnai Corp.	27,718	2,067,258
Riso Kagaku Corp.	33,533	817,118
Rohto Pharmaceutical Co., Ltd.	59,218	1,895,873
Round One Corp.	77,694	1,024,382
Royal Holdings Co., Ltd.	30,320	753,317
Ryobi Ltd.	47,314	1,738,779
Ryosan Co., Ltd.	55,813	2,106,483
Ryoyo Electro Corp.	48,286	775,119
S Foods, Inc.	5,036	197,789
Saizeriya Co., Ltd. (a)	37,732	758,825
Sakai Chemical Industry Co., Ltd.	25,894	680,014
Sakata INX Corp.	54,219	722,692
Sakata Seed Corp.	3,902	135,304
San-A Co., Ltd.	22,518	1,051,930
Sanden Holdings Corp. *	59,314	780,440
Sangetsu Corp.	78,019	1,493,045
Sanken Electric Co., Ltd.	145,675	836,858
Sanki Engineering Co., Ltd.	73,802	800,684
Sankyo Co., Ltd.	52,262	2,005,454
Sankyo Tateyama, Inc.	86,696	1,077,396
Sankyu, Inc.	59,310	3,155,783
Sanrio Co., Ltd.	60,500	1,297,461
Santen Pharmaceutical Co., Ltd.	184,563	2,849,546
Sanwa Holdings Corp.	162,963	1,872,344
Sanyo Chemical Industries Ltd.	17,704	862,169
Sanyo Denki Co., Ltd.	1,634	87,532
Sanyo Shokai Ltd.	45,085	818,877
Sanyo Special Steel Co., Ltd.	52,065	1,203,432
Sapporo Holdings Ltd.	88,123	1,847,734
Sato Holdings Corp.	28,873	934,789
Sawai Pharmaceutical Co., Ltd.	32,457	1,735,762
SBI Holdings, Inc.	107,981	2,984,730
SCREEN Holdings Co., Ltd.	17,922	1,359,282
SCSK Corp.	28,280	1,346,606
Seiko Holdings Corp.	46,715	1,310,219
Seiren Co., Ltd.	41,115	701,905
Sekisui Jushi Corp.	7,621	151,135
Senko Group Holdings Co., Ltd.	183,756	1,517,974
Senshu Ikeda Holdings, Inc.	165,306	585,880
Senshukai Co., Ltd. *	31,018	125,879
Security	Number of Shares	Value ($)
Seria Co., Ltd.	13,353	547,920
Seven Bank Ltd.	336,152	1,048,912
SG Holdings Co., Ltd.	19,061	451,922
Sharp Corp. (a)	25,869	614,268
Shikoku Electric Power Co., Inc.	247,578	3,297,765
Shima Seiki Manufacturing Ltd.	2,568	120,196
Shimachu Co., Ltd.	74,696	2,445,295
Shindengen Electric Manufacturing Co., Ltd.	8,864	446,857
Shinko Electric Industries Co., Ltd.	133,585	1,261,338
Shinko Plantech Co., Ltd.	78,221	734,347
Shinmaywa Industries Ltd.	163,035	1,971,682
Shinsei Bank Ltd.	84,475	1,299,674
Ship Healthcare Holdings, Inc.	49,410	1,904,926
Shizuoka Gas Co., Ltd.	147,407	1,215,043
SHO-BOND Holdings Co., Ltd.	9,733	683,772
Shochiku Co., Ltd.	1,017	124,826
Showa Corp.	103,912	1,660,568
Showa Sangyo Co., Ltd.	44,752	1,180,902
Siix Corp.	42,767	860,855
Sintokogio Ltd.	78,933	732,489
SKY Perfect JSAT Holdings, Inc.	281,326	1,334,513
Sohgo Security Services Co., Ltd.	46,439	2,047,948
Sony Financial Holdings, Inc.	122,053	2,438,088
Sotetsu Holdings, Inc.	57,580	1,799,294
Square Enix Holdings Co., Ltd.	38,035	1,739,076
St Marc Holdings Co., Ltd.	20,744	487,522
Star Micronics Co., Ltd.	8,955	161,923
Start Today Co., Ltd.	4,936	170,491
Starts Corp., Inc.	25,755	586,708
Starzen Co., Ltd.	19,670	823,981
Sugi Holdings Co., Ltd.	39,348	1,948,149
Sumco Corp.	97,508	1,744,653
Sumitomo Bakelite Co., Ltd.	195,759	1,934,904
Sumitomo Dainippon Pharma Co., Ltd.	129,493	2,761,879
Sumitomo Mitsui Construction Co., Ltd.	180,775	1,196,635
Sumitomo Osaka Cement Co., Ltd.	552,584	2,372,097
Sumitomo Riko Co., Ltd.	110,246	1,075,765
Sumitomo Seika Chemicals Co., Ltd.	3,385	174,310
Sundrug Co., Ltd.	54,597	1,964,576
Suruga Bank Ltd.	73,295	398,583
Sushiro Global Holdings Ltd. *	4,636	264,233
Sysmex Corp.	38,228	3,323,424
T-Gaia Corp.	49,491	1,305,507
Tachi-S Co., Ltd.	78,985	1,260,084
Tachibana Eletech Co., Ltd.	10,806	185,452
Tadano Ltd.	108,432	1,193,989
Taihei Dengyo Kaisha Ltd.	23,873	591,846
Taikisha Ltd.	37,402	1,209,236
Taisho Pharmaceutical Holdings Co., Ltd.	32,986	3,581,652
Taiyo Nippon Sanso Corp.	113,957	1,681,324
Taiyo Yuden Co., Ltd.	127,919	3,778,101
Takamatsu Construction Group Co., Ltd.	6,070	158,038
Takara Holdings, Inc.	135,248	1,344,125
Takara Standard Co., Ltd.	68,015	1,106,543
Takasago International Corp.	22,934	813,864
Takasago Thermal Engineering Co., Ltd.	60,632	1,075,010
Takeuchi Manufacturing Co., Ltd.	7,004	179,577
Takuma Co., Ltd.	61,134	755,319
Tamron Co., Ltd.	32,766	651,272
TechnoPro Holdings, Inc.	2,568	160,493
The 77 Bank Ltd.	32,028	746,362
The Awa Bank Ltd.	103,814	673,150
The Bank of Kyoto Ltd.	20,725	1,048,539
The Chugoku Bank Ltd.	105,349	1,153,390
The Daishi Bank Ltd.	16,944	680,755
The Gunma Bank Ltd.	235,157	1,202,453
The Hachijuni Bank Ltd.	256,252	1,146,242

44
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Hiroshima Bank Ltd.	190,356	1,333,874
The Hokkoku Bank Ltd.	17,037	669,127
The Hyakugo Bank Ltd.	135,944	562,730
The Hyakujushi Bank Ltd.	170,741	505,055
The Iyo Bank Ltd.	168,056	1,098,801
The Japan Steel Works Ltd.	59,798	1,534,250
The Japan Wool Textile Co., Ltd.	87,122	722,055
The Juroku Bank Ltd.	28,541	742,063
The Keiyo Bank Ltd.	185,722	797,255
The Kiyo Bank Ltd.	69,460	1,064,279
The Musashino Bank Ltd.	23,273	675,827
The Nanto Bank Ltd.	7,104	183,614
The Nippon Road Co., Ltd.	14,515	803,735
The Nisshin Oillio Group Ltd.	55,229	1,496,714
The Ogaki Kyoritsu Bank Ltd.	29,121	736,921
The Okinawa Electric Power Co., Inc.	74,395	1,499,507
The San-In Godo Bank Ltd.	89,242	753,308
The Shiga Bank Ltd.	124,932	624,181
The Shizuoka Bank Ltd.	284,656	2,520,920
The Sumitomo Warehouse Co., Ltd.	150,906	941,759
THK Co., Ltd.	68,226	1,831,091
Toa Corp.	32,637	872,694
Toagosei Co., Ltd.	152,250	1,734,155
Toda Corp.	186,315	1,297,156
Toei Co., Ltd.	5,502	636,115
Toho Co., Ltd.	62,933	1,935,352
Toho Zinc Co., Ltd.	22,706	756,628
Tokai Carbon Co., Ltd. (a)	103,468	1,853,158
TOKAI Holdings Corp.	105,175	1,019,643
Tokai Rika Co., Ltd.	124,611	2,630,783
Tokai Tokyo Financial Holdings, Inc.	155,359	903,698
Token Corp.	8,988	637,918
Tokuyama Corp.	60,879	1,872,186
Tokyo Broadcasting System Holdings, Inc.	41,915	885,664
Tokyo Century Corp.	22,344	1,237,247
Tokyo Dome Corp.	81,103	685,336
Tokyo Ohka Kogyo Co., Ltd.	33,107	1,064,404
Tokyo Seimitsu Co., Ltd.	25,401	790,309
Tokyo Steel Manufacturing Co., Ltd.	128,166	1,027,547
Tokyo Tatemono Co., Ltd.	127,712	1,568,686
Tokyu Construction Co., Ltd.	66,817	615,836
Tomy Co., Ltd.	73,401	724,180
Topcon Corp.	48,128	842,028
Toppan Forms Co., Ltd.	118,524	1,168,298
Topre Corp.	31,371	765,001
Topy Industries Ltd.	33,605	913,731
Toshiba Machine Co., Ltd.	153,191	719,777
Toshiba Plant Systems & Services Corp.	39,948	865,357
Toshiba TEC Corp.	220,104	1,321,994
Totetsu Kogyo Co., Ltd.	23,141	622,533
Toyo Construction Co., Ltd.	61,319	225,623
Toyo Ink SC Holdings Co., Ltd.	60,088	1,542,233
Toyo Tire & Rubber Co., Ltd.	145,010	2,384,031
Toyobo Co., Ltd.	145,396	2,659,179
Toyota Boshoku Corp.	131,842	2,309,033
TPR Co., Ltd.	32,424	762,608
Trancom Co., Ltd.	10,543	717,858
Transcosmos, Inc.	46,768	1,132,453
Trend Micro, Inc.	45,623	2,880,110
Trusco Nakayama Corp.	58,230	1,558,612
TSI Holdings Co., Ltd.	163,907	1,089,412
Tsubaki Nakashima Co., Ltd.	6,487	132,741
Tsubakimoto Chain Co.	181,348	1,625,647
Tsukishima Kikai Co., Ltd.	9,989	135,757
Tsumura & Co.	47,566	1,627,930
TV Asahi Holdings Corp.	36,805	686,080
UACJ Corp.	52,042	1,187,413
UKC Holdings Corp.	81,519	1,800,424
Security	Number of Shares	Value ($)
Ulvac, Inc.	15,090	626,680
Unipres Corp.	97,833	1,907,516
United Arrows Ltd.	28,300	1,041,295
United Super Markets Holdings, Inc.	149,726	1,714,858
United Urban Investment Corp.	987	1,560,365
Ushio, Inc.	126,794	1,676,331
USS Co., Ltd.	100,515	1,899,075
Valor Holdings Co., Ltd.	95,554	2,031,120
VT Holdings Co., Ltd.	138,741	629,361
Wacoal Holdings Corp.	70,778	2,100,010
Wacom Co., Ltd.	152,081	684,389
Wakita & Co., Ltd.	55,948	659,458
Warabeya Nichiyo Holdings Co., Ltd.	40,568	800,494
Welcia Holdings Co., Ltd.	33,314	1,541,244
Xebio Holdings Co., Ltd.	71,363	1,039,376
Yahoo Japan Corp. (a)	646,205	2,226,183
YAMABIKO Corp.	45,259	533,875
Yamaguchi Financial Group, Inc.	135,944	1,498,161
Yamato Kogyo Co., Ltd.	49,074	1,411,788
Yamazen Corp.	122,718	1,370,112
Yaoko Co., Ltd.	21,860	1,216,361
Yellow Hat Ltd.	25,424	709,630
Yodogawa Steel Works Ltd.	42,182	994,778
Yokogawa Bridge Holdings Corp.	7,721	155,137
Yokohama Reito Co., Ltd.	90,890	741,809
Yorozu Corp.	54,659	817,778
Yoshinoya Holdings Co., Ltd. (a)	81,287	1,372,316
Yuasa Trading Co., Ltd.	38,567	1,349,506
Yurtec Corp.	87,821	700,129
Zensho Holdings Co., Ltd.	71,535	1,443,151
Zeon Corp.	171,678	1,843,969
ZERIA Pharmaceutical Co., Ltd.	7,304	156,902
Zojirushi Corp.	10,189	136,913
		702,835,144

Luxembourg 0.5%
Adecoagro S.A. *	25,912	207,555
APERAM S.A.	57,017	2,568,656
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE	1,462	827,384
IWG plc	498,348	1,554,546
L'Occitane International S.A.	436,298	781,555
Nexa Resources S.A. *	9,055	109,113
Samsonite International S.A. *	629,720	2,543,302
Ternium S.A. ADR	62,142	1,752,405
		10,344,516

Netherlands 1.9%
Aalberts Industries N.V.	66,706	2,867,002
Accell Group N.V.	33,741	695,645
Arcadis N.V.	106,085	1,886,008
ASM International N.V.	24,425	1,319,186
BE Semiconductor Industries N.V.	20,493	445,875
Brunel International N.V.	48,081	721,095
Constellium N.V., Class A *	12,941	150,763
Corbion N.V.	66,619	2,097,453
Core Laboratories N.V.	14,094	1,614,468
Eurocommercial Properties N.V.	25,194	973,785
Euronext N.V.	18,528	1,220,144
ForFarmers N.V.	64,791	725,197
Fugro N.V. CVA *(a)	187,052	2,405,954
GrandVision N.V.	23,598	581,524
InterXion Holding N.V. *	12,119	799,006
Koninklijke BAM Groep N.V.	445,338	1,826,481
Koninklijke Volkerwessels N.V.	9,275	199,750
Koninklijke Vopak N.V.	51,206	2,645,270

45
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nostrum Oil & Gas plc *	155,345	513,860
NSI N.V.	16,136	662,730
OCI N.V. *	45,833	1,479,815
PostNL N.V.	568,436	1,910,051
SBM Offshore N.V.	129,564	2,099,161
Sligro Food Group N.V.	47,359	2,036,026
TKH Group N.V.	25,694	1,508,201
TomTom N.V. *	63,614	646,002
Wereldhave N.V.	22,554	827,134
Yandex N.V., Class A *	55,717	1,790,187
		36,647,773

New Zealand 1.1%
Air New Zealand Ltd.	800,297	1,752,290
Auckland International Airport Ltd.	261,293	1,238,714
Chorus Ltd.	628,273	1,925,889
EBOS Group Ltd.	83,420	1,170,082
Fisher & Paykel Healthcare Corp., Ltd.	128,650	1,399,039
Fonterra Co-operative Group Ltd.	223,038	741,408
Genesis Energy Ltd.	604,610	982,839
Infratil Ltd.	925,478	2,090,856
Kiwi Property Group Ltd.	790,787	721,445
Mainfreight Ltd.	65,410	1,223,867
Mercury NZ Ltd.	600,929	1,309,783
Meridian Energy Ltd.	937,988	2,016,430
SKY Network Television Ltd.	1,198,143	1,709,181
SKYCITY Entertainment Group Ltd.	631,673	1,701,607
Trade Me Group Ltd.	173,730	618,999
Vector Ltd.	83,380	192,523
Z Energy Ltd.	362,249	1,732,939
		22,527,891

Norway 1.9%
Aker A.S.A., A Shares	23,619	1,855,583
Aker Solutions A.S.A. *	257,551	1,762,854
Atea A.S.A. *	119,385	1,773,066
Austevoll Seafood A.S.A.	106,664	1,408,123
Bakkafrost P/F	16,340	935,534
Borregaard A.S.A.	85,339	813,316
BW LPG Ltd. *(a)	192,410	753,976
Entra A.S.A.	12,610	183,057
Europris A.S.A. *	55,365	134,396
Fred. Olsen Energy A.S.A. *(a)	867,364	497,847
Gjensidige Forsikring A.S.A.	164,595	2,761,390
Kongsberg Automotive A.S.A. *	677,184	790,333
Kongsberg Gruppen A.S.A.	59,571	1,128,349
Leroy Seafood Group A.S.A.	175,849	1,343,255
Petroleum Geo-Services A.S.A. *	1,095,362	4,268,699
REC Silicon A.S.A. *(a)	8,050,886	684,971
Salmar A.S.A.	25,625	1,238,550
Schibsted A.S.A., B Shares	44,211	1,443,266
Schibsted A.S.A., Class A	37,011	1,329,045
SpareBank 1 Nord Norge	108,014	847,300
SpareBank 1 SMN	107,859	1,163,366
SpareBank 1 SR-Bank A.S.A.	88,227	998,036
Storebrand A.S.A.	185,117	1,644,707
TGS Nopec Geophysical Co. A.S.A.	109,717	4,178,658
Tomra Systems A.S.A.	55,965	1,238,060
Veidekke A.S.A.	113,611	1,092,270
XXL A.S.A.	73,883	412,145
		36,680,152

Portugal 0.5%
Banco Comercial Portugues S.A. *	4,661,153	1,360,151
Banco Espirito Santo S.A. *(b)	45,383	—
Security	Number of Shares	Value ($)
CTT-Correios de Portugal S.A.	297,379	1,159,101
Mota-Engil, SGPS, S.A. *	181,120	563,711
NOS, SGPS S.A.	189,852	1,085,909
REN - Redes Energeticas Nacionais, SGPS, S.A.	340,457	966,537
Semapa-Sociedade de Investimento e Gestao	38,611	799,645
Sonae, SGPS, S.A.	1,388,559	1,481,494
The Navigator Co. S.A.	292,671	1,465,609
		8,882,157

Singapore 1.7%
Accordia Golf Trust	395,281	163,011
Ascendas Real Estate Investment Trust	916,726	1,833,385
Asian Pay Television Trust	1,731,365	461,259
CapitaLand Commercial Trust	551,644	712,682
CapitaLand Mall Trust	1,063,700	1,661,485
China Aviation Oil Singapore Corp., Ltd. (a)	2,026,415	2,307,366
City Developments Ltd.	326,360	2,210,591
Fortune Real Estate Investment Trust	521,232	630,215
Genting Singapore Ltd.	2,918,628	2,279,429
Kulicke & Soffa Industries, Inc.	49,234	1,269,745
M1 Ltd.	625,697	730,714
Mapletree Commercial Trust	127,491	151,681
Mapletree Industrial Trust	481,332	699,136
Mapletree Logistics Trust	651,806	608,964
Mapletree North Asia Commercial Trust	688,623	583,046
Olam International Ltd.	210,056	312,773
SATS Ltd.	403,814	1,494,352
Sembcorp Marine Ltd. (a)	1,099,249	1,347,935
Singapore Exchange Ltd.	320,756	1,734,829
Singapore Post Ltd.	1,321,194	1,108,991
Singapore Technologies Engineering Ltd.	1,165,837	2,842,156
StarHub Ltd.	710,796	840,473
Suntec Real Estate Investment Trust	641,548	875,658
United Engineers Ltd.	614,111	1,143,012
UOL Group Ltd.	238,278	1,201,782
Venture Corp., Ltd.	175,513	2,320,018
Yangzijiang Shipbuilding Holdings Ltd.	2,202,062	1,719,796
Yanlord Land Group Ltd.	696,665	772,914
		34,017,398

Spain 1.5%
Acerinox S.A.	208,805	2,813,298
Almirall S.A.	58,565	1,083,432
Applus Services S.A.	74,453	1,019,588
Bankia S.A.	571,889	2,153,876
Bolsas y Mercados Espanoles SHMSF S.A.	37,785	1,240,631
Cellnex Telecom SAU	26,715	687,554
Cia de Distribucion Integral Logista Holdings S.A.	35,387	934,622
Cie Automotive S.A.	4,689	144,247
Construcciones y Auxiliar de Ferrocarriles S.A.	17,102	762,100
Ebro Foods S.A.	69,942	1,507,925
EDP Renovaveis S.A.	87,585	870,779
Faes Farma S.A.	39,416	172,435
Gestamp Automocion S.A.	44,465	342,744
Grupo Catalana Occidente S.A.	25,438	1,066,976
Liberbank S.A. *	253,958	136,571
Mediaset Espana Comunicacion S.A.	147,282	1,079,241
Melia Hotels International S.A.	66,204	831,906
Neinor Homes S.A. *	8,211	151,327
NH Hotel Group S.A.	99,445	728,358

46
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Obrascon Huarte Lain S.A. (a)	488,820	1,611,246
Prosegur Cia de Seguridad S.A.	206,686	1,249,289
Sacyr S.A.	428,704	1,260,460
Siemens Gamesa Renewable Energy S.A. *	132,278	1,978,454
Tecnicas Reunidas S.A. (a)	31,992	1,085,041
Unicaja Banco S.A.	141,464	222,201
Vidrala S.A.	8,016	775,042
Viscofan S.A.	28,255	2,062,886
Zardoya Otis S.A.	79,170	739,217
		28,711,446

Sweden 2.8%
AAK AB	94,672	1,554,509
AddTech AB, B Shares	36,329	799,230
AF AB, B Shares	57,413	1,294,494
Ahlsell AB	43,381	249,514
Ahlstrom-Munksjo Oyj	12,713	234,003
Attendo AB	19,654	182,204
Axfood AB	99,081	1,894,549
Bergman & Beving Aktiebolag	74,030	785,963
Betsson AB *	163,857	1,261,328
Bilia AB, A Shares	135,530	1,064,339
BillerudKorsnas AB	160,509	1,897,342
Bonava AB, B Shares	55,521	738,947
Bravida Holding AB	37,551	287,701
Capio AB	263,120	1,503,304
Castellum AB	94,992	1,719,670
Clas Ohlson AB, B Shares (a)	67,691	604,936
Com Hem Holding AB	58,200	982,905
Coor Service Management Holding AB	20,484	172,410
Dometic Group AB	50,885	483,428
Elekta AB, B Shares	161,689	2,115,693
Eltel AB *(a)	260,382	669,732
Fabege AB	90,726	1,213,261
Granges AB	14,468	169,598
Hemfosa Fastigheter AB	52,164	710,254
Hexpol AB	140,584	1,502,556
Holmen AB, B Shares	65,618	1,690,284
ICA Gruppen AB	68,339	2,083,130
Indutrade AB	46,599	1,177,158
Intrum AB (a)	46,463	1,183,385
Inwido AB	58,551	452,120
JM AB	106,429	2,191,728
Kindred Group plc	58,779	723,121
Kungsleden AB	21,207	165,962
L E Lundbergfortagen AB, B Shares	62,767	2,110,450
Lifco AB, B Shares	3,812	159,799
Lindab International AB	79,322	597,317
Loomis AB, B Shares	52,163	1,679,685
Mekonomen AB (a)	46,751	780,851
Modern Times Group MTG AB, B Shares	37,927	1,359,925
NCC AB, B Shares (a)	138,237	2,364,862
Nibe Industrier AB, B Shares	137,131	1,579,721
Nobia AB	145,038	1,079,477
Nolato AB, B Shares	12,491	883,186
Pandox AB	14,052	249,774
Peab AB	303,169	2,734,227
Ratos AB, B Shares	530,319	1,846,970
Saab AB, Class B	33,093	1,531,780
SAS AB *	142,606	315,915
Scandic Hotels Group AB	26,060	279,812
Sweco AB, B Shares	35,248	898,903
Thule Group AB	9,272	219,813
Wihlborgs Fastigheter AB	54,498	657,690
		55,088,915

Security	Number of Shares	Value ($)
Switzerland 3.2%
Allreal Holding AG *	9,257	1,534,378
ALSO Holding AG *	5,151	614,647
Autoneum Holding AG	3,053	727,341
Banque Cantonale Vaudoise	1,404	1,055,432
Barry Callebaut AG	962	1,718,887
Belimo Holding AG	210	1,071,606
Bell Food Group AG	2,163	673,212
BKW AG	10,279	731,253
Bucher Industries AG	4,860	1,707,608
Burckhardt Compression Holding AG	2,050	739,789
Cembra Money Bank AG	15,291	1,434,075
Conzzeta AG	962	1,203,619
Daetwyler Holding AG	5,101	956,800
DKSH Holding AG	27,548	2,011,052
dormakaba Holding AG *	1,218	857,046
Dufry AG *	17,724	2,197,402
Emmi AG	1,725	1,319,926
EMS-Chemie Holding AG	2,348	1,485,861
Flughafen Zuerich AG	7,599	1,574,645
Forbo Holding AG	836	1,383,104
Galenica AG *	5,445	323,739
GAM Holding AG *	154,292	1,194,164
Helvetia Holding AG	4,464	2,686,432
Huber & Suhner AG	14,686	1,129,809
Implenia AG	14,829	946,842
Kudelski S.A. *(a)	59,291	547,481
Landis & Gyr Group AG *	5,499	389,496
Logitech International S.A.	54,327	2,687,420
Luxoft Holding, Inc. *	4,219	196,605
Metall Zug AG, B Shares	283	967,134
Mobimo Holding AG	4,191	1,046,558
OC Oerlikon Corp. AG *	118,354	1,728,010
Oriflame Holding AG	25,269	735,686
Panalpina Welttransport Holding AG	12,482	1,874,042
Partners Group Holding AG	3,065	2,411,814
PSP Swiss Property AG	11,170	1,112,264
Rieter Holding AG (a)	3,229	517,521
Schmolz & Bickenbach AG *	1,379,947	1,107,268
Schweiter Technologies AG	736	899,547
SFS Group AG *	8,491	1,036,901
Sonova Holding AG	19,502	3,708,425
Straumann Holding AG	1,224	977,707
Sulzer AG	15,016	1,881,852
Sunrise Communications Group AG *	22,256	2,034,361
Tecan Group AG	3,018	722,747
Temenos AG *	6,080	1,100,196
Valiant Holding AG	7,935	912,390
Valora Holding AG *	4,518	1,312,747
VAT Group AG *	2,255	292,164
Vontobel Holding AG	2,535	181,521
Wizz Air Holdings plc *	24,802	1,022,216
Zehnder Group AG	18,193	864,407
		63,547,149

United Kingdom 12.3%
888 Holdings plc	38,283	115,937
AA plc	1,237,520	1,793,440
Ashmore Group plc	236,865	1,094,769
ASOS plc *	7,638	606,967
Auto Trader Group plc	152,615	890,840
Avon Products, Inc. *	1,475,518	2,951,036
B&M European Value Retail S.A.	309,258	1,658,077
BBA Aviation plc	645,367	2,593,617
BCA Marketplace plc	339,853	1,042,468
Beazley plc	307,486	2,375,948

47
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bodycote plc	158,791	1,958,627
Bovis Homes Group plc	106,188	1,552,700
Brewin Dolphin Holdings plc	157,988	744,580
Britvic plc	172,606	1,828,408
BTG plc *	81,895	579,050
Card Factory plc	362,490	896,591
Centamin plc	662,030	878,543
Chemring Group plc	399,104	1,015,684
Cineworld Group plc	272,877	1,100,192
Close Brothers Group plc	100,795	2,090,892
Coats Group plc	922,947	1,000,466
Cobham plc *	2,143,667	3,466,070
Computacenter plc	116,563	2,054,377
ConvaTec Group plc	116,903	324,098
Costain Group plc	100,684	556,172
Cranswick plc	43,742	1,836,373
Crest Nicholson Holdings plc	193,722	963,349
Daily Mail & General Trust plc, A Shares	263,478	2,582,114
Dairy Crest Group plc	153,685	949,222
Dart Group plc	69,767	887,754
De La Rue plc	108,018	663,373
Debenhams plc (a)	7,785,269	1,326,588
Derwent London plc	24,269	959,557
DFS Furniture plc	75,441	215,720
Dialog Semiconductor plc *	47,883	1,124,265
Diploma plc	58,822	1,113,168
Domino's Pizza Group plc	185,877	703,037
Dunelm Group plc	110,478	746,687
EI Group plc *	1,100,295	2,230,968
Electrocomponents plc	252,304	2,432,600
Elementis plc	425,948	1,412,853
EnQuest plc *	2,383,947	1,335,468
Essentra plc	277,434	1,604,646
esure Group plc	332,793	1,209,403
Etalon Group plc	77,498	179,795
Euromoney Institutional Investor plc	9,532	159,573
Evraz plc	334,382	2,162,199
Ferrexpo plc	179,411	361,560
Galliford Try plc	145,665	1,836,482
Genus plc	25,937	960,781
Grafton Group plc	248,797	2,483,511
Grainger plc	226,537	903,935
Great Portland Estates plc	17,681	165,807
Greencore Group plc	524,337	1,185,822
Greggs plc	111,632	1,542,345
GVC Holdings plc	14,254	204,163
Halfords Group plc	415,775	1,779,008
Halma plc	126,615	2,356,611
Hammerson plc	333,917	2,044,614
Hansteen Holdings plc	100,576	130,593
Hargreaves Lansdown plc	46,955	1,342,654
Headlam Group plc	119,254	702,151
Highland Gold Mining Ltd.	70,733	127,974
Hill & Smith Holdings plc	44,028	607,161
Hilton Food Group plc	14,402	171,092
HomeServe plc	135,106	1,824,525
Howden Joinery Group plc	372,638	2,386,324
Hunting plc *	175,611	1,903,608
Ibstock plc	58,616	187,113
IG Group Holdings plc	284,856	3,346,983
Indivior plc *	383,450	1,348,142
Intermediate Capital Group plc	193,626	2,639,969
International Personal Finance plc	621,176	1,774,606
Interserve plc *(a)	2,094,653	1,807,756
Intu Properties plc (a)	821,507	1,687,050
J.D. Wetherspoon plc	70,158	1,135,288
Janus Henderson Group plc	110,232	3,114,054
Jardine Lloyd Thompson Group plc	70,986	1,332,292
Security	Number of Shares	Value ($)
JD Sports Fashion plc	162,634	1,073,828
John Laing Group plc	225,669	924,523
JRP Group plc	181,171	214,049
Jupiter Fund Management plc	295,362	1,609,295
KAZ Minerals plc *	104,562	633,315
KCOM Group plc	665,795	846,329
Keller Group plc	124,000	1,676,157
Kier Group plc	120,028	1,480,500
Lancashire Holdings Ltd.	293,403	2,316,704
Lookers plc	948,524	1,301,883
Man Group plc	1,437,893	3,210,772
Marshalls plc	111,888	656,164
Marston's plc	996,858	1,200,434
McCarthy & Stone plc	401,850	581,847
Melrose Industries plc	3,179,759	9,212,212
Merlin Entertainments plc	408,259	1,973,430
Micro Focus International plc	68,948	1,169,477
Millennium & Copthorne Hotels plc	30,013	207,140
Mitchells & Butlers plc	442,632	1,467,042
Mitie Group plc	849,453	1,638,449
Moneysupermarket.com Group plc	314,260	1,160,024
Morgan Advanced Materials plc	320,170	1,414,879
Morgan Sindall Group plc	63,978	1,220,721
N Brown Group plc	315,463	620,365
National Express Group plc	557,552	2,866,826
NEX Group plc	247,717	3,387,125
Nomad Foods Ltd. *	86,498	1,803,483
Northgate plc	393,163	2,092,089
Ocado Group plc *	117,995	1,644,828
Pagegroup plc	306,210	2,425,787
Paragon Banking Group plc	155,295	939,385
PayPoint plc	56,948	695,030
Pendragon plc	5,900,051	1,917,147
Petra Diamonds Ltd. *	715,765	319,842
Pets at Home Group plc	528,789	800,009
Playtech plc	142,314	984,054
Polypipe Group plc	111,196	534,750
Premier Oil plc *	2,792,749	4,501,044
PZ Cussons plc	204,768	638,753
QinetiQ Group plc	750,594	2,643,833
Randgold Resources Ltd.	35,141	2,293,773
Rathbone Brothers plc	17,711	606,343
Redrow plc	109,642	780,227
Renishaw plc	11,156	791,700
Rentokil Initial plc	684,807	2,892,752
Rightmove plc	133,050	850,910
Rotork plc	511,321	2,246,312
Royal Bank of Scotland Group plc	907,047	2,844,768
RPC Group plc	166,605	1,546,563
RPS Group plc	327,298	999,703
Saga plc	1,047,846	1,725,575
Savills plc	105,549	1,097,498
Schroders plc	44,856	1,792,773
Schroders plc, Non-Voting Shares	18,708	575,067
Segro plc	253,795	2,171,204
Senior plc	422,167	1,746,000
Serco Group plc *	825,562	1,047,808
SIG plc	1,383,339	2,337,392
Spectris plc	93,100	2,848,497
Speedy Hire plc	194,036	148,797
Spirax-Sarco Engineering plc	32,825	3,041,963
Spire Healthcare Group plc	353,081	790,714
Spirent Communications plc	758,184	1,164,801
Sports Direct International plc *	373,352	1,852,253
SSP Group plc	189,686	1,711,757
ST Modwen Properties plc	129,037	660,465
St. James's Place plc	161,022	2,368,097
Stagecoach Group plc	898,986	1,899,910

48
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stock Spirits Group plc	40,139	100,689
Stolt-Nielsen Ltd.	73,584	1,186,115
Superdry plc	33,608	520,689
Synthomer plc	176,366	1,299,743
TalkTalk Telecom Group plc (a)	923,777	1,538,069
Telecom Plus plc	59,994	800,046
The Go-Ahead Group plc	65,668	1,433,059
The Restaurant Group plc	383,307	1,457,742
The Unite Group plc	74,068	853,432
Thomas Cook Group plc	1,140,863	1,238,910
TP ICAP plc	147,920	547,938
Tullow Oil plc *	1,064,328	3,221,845
Tyman plc	126,736	556,771
Ultra Electronics Holdings plc	67,996	1,418,463
Vedanta Resources plc	164,327	1,783,426
Vertu Motors plc	1,444,690	924,785
Vesuvius plc	246,358	1,985,263
Victrex plc	45,972	1,892,946
WH Smith plc	84,001	2,253,481
		241,212,793
Total Common Stock
(Cost $1,797,573,293)		1,954,785,909

Preferred Stock 0.2% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	5,795	468,602
Jungheinrich AG	22,483	812,497
Sartorius AG	6,963	1,267,066
Schaeffler AG	85,643	1,165,854
Sixt SE	2,368	198,372
		3,912,391

Sweden 0.0%
SAS AB	6,410	384,469
Total Preferred Stock
(Cost $4,030,901)		4,296,860

Other Investment Companies 3.9% of net assets

United States 3.9%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (c)	1,903,272	1,903,272
Securities Lending Collateral 3.8%
Wells Fargo Government Money Market Fund, Select Class 1.87% (c)	74,455,780	74,455,780
Total Other Investment Companies
(Cost $76,359,052)		76,359,052

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	63	6,170,220	(4,319)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,909,705.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

49
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 93.2% of net assets

Brazil 5.1%
Ambev S.A.	2,092,740	9,574,561
B3 S.A. - Brasil Bolsa Balcao	368,177	1,944,499
Banco Bradesco S.A.	534,488	3,257,444
Banco do Brasil S.A.	1,273,061	9,300,535
BRF S.A. *	632,756	3,091,522
CCR S.A.	629,090	1,429,160
Centrais Eletricas Brasileiras S.A. *	272,482	1,046,253
Cia Energetica de Minas Gerais	100,910	171,935
Cielo S.A.	418,951	1,535,438
Companhia de Saneamento Basico do Estado de Sao Paulo	298,379	1,767,056
Embraer S.A.	640,190	3,045,490
Itau Unibanco Holding S.A.	248,081	2,251,943
JBS S.A.	1,908,079	4,353,278
Kroton Educacional S.A.	390,742	969,244
Petrobras Distribuidora S.A.	115,543	554,705
Petroleo Brasileiro S.A.	3,537,510	18,957,846
Tim Participacoes S.A.	726,152	2,166,066
Ultrapar Participacoes S.A.	470,091	4,697,373
Vale S.A.	3,074,889	40,017,366
		110,131,714

Chile 0.6%
Cencosud S.A.	1,440,838	3,428,184
Empresas COPEC S.A.	306,713	4,700,016
Enel Americas S.A.	15,686,887	2,339,300
Latam Airlines Group S.A.	169,358	1,592,536
Sociedad Quimica y Minera de Chile S.A., B Shares	33,822	1,469,373
		13,529,409

China 20.6%
Agricultural Bank of China Ltd., H Shares	19,966,847	9,666,835
Alibaba Group Holding Ltd. ADR *	25,398	4,444,904
Anhui Conch Cement Co., Ltd., H Shares	559,470	3,407,186
Baidu, Inc. ADR *	23,395	5,298,500
Bank of China Ltd., H Shares	63,699,232	28,648,382
Bank of Communications Co., Ltd., H Shares	6,131,153	4,429,110
China Cinda Asset Management Co., Ltd., H Shares	5,090,151	1,316,491
China CITIC Bank Corp., Ltd., H Shares	6,026,508	3,762,297
China Communications Construction Co., Ltd., H Shares	3,021,570	2,998,895
China Communications Services Corp., Ltd., H Shares	3,307,888	2,739,399
China Construction Bank Corp., H Shares	68,944,986	61,049,020
China Evergrande Group *	1,048,036	3,758,770
China Huarong Asset Management Co., Ltd., H Shares	4,197,052	871,612
Security	Number of Shares	Value ($)
China Life Insurance Co., Ltd., H Shares	1,706,990	3,858,121
China Merchants Bank Co., Ltd., H Shares	1,534,524	5,884,796
China Minsheng Banking Corp., Ltd., H Shares	5,192,590	3,718,019
China Mobile Ltd.	4,587,809	43,137,294
China National Building Material Co., Ltd., H Shares	5,704,680	5,334,805
China Overseas Land & Investment Ltd.	1,775,803	5,622,279
China Pacific Insurance (Group) Co., Ltd., H Shares	797,987	2,973,808
China Petroleum & Chemical Corp., H Shares	51,382,581	51,651,641
China Railway Construction Corp., Ltd., H Shares	2,066,231	2,498,252
China Railway Group Ltd., H Shares	3,175,348	2,742,914
China Resources Beer Holdings Co., Ltd.	1,254,123	5,336,762
China Resources Land Ltd.	1,207,309	4,206,946
China Resources Power Holdings Co., Ltd.	2,049,700	3,692,589
China Shenhua Energy Co., Ltd., H Shares	3,008,717	6,708,271
China Telecom Corp., Ltd., H Shares	18,690,606	8,787,007
China Unicom (Hong Kong) Ltd.	7,127,952	8,291,379
CITIC Ltd.	2,950,086	4,194,595
CNOOC Ltd.	17,674,092	31,254,876
Country Garden Holdings Co., Ltd.	1,326,019	1,973,258
Dongfeng Motor Group Co., Ltd., H Shares	1,950,759	2,179,688
Great Wall Motor Co., Ltd., H Shares	1,670,141	1,027,759
Guangzhou R&F Properties Co., Ltd., H Shares	786,326	1,586,898
Haier Electronics Group Co., Ltd. *	783,268	2,040,774
Hengan International Group Co., Ltd.	242,676	2,184,390
Huaneng Power International, Inc., H Shares	5,744,990	3,689,020
Industrial & Commercial Bank of China Ltd., H Shares	50,081,619	36,880,551
Jiangxi Copper Co., Ltd., H Shares	2,202,679	2,609,909
Kingboard Holdings Ltd.	447,844	1,591,923
Kunlun Energy Co., Ltd.	2,783,378	2,907,885
Lenovo Group Ltd.	8,929,408	5,824,838
PetroChina Co., Ltd., H Shares	28,346,516	21,091,319
PICC Property & Casualty Co., Ltd., H Shares	3,531,089	3,976,968
Ping An Insurance Group Co. of China Ltd., H Shares	873,222	8,410,807
Shimao Property Holdings Ltd.	1,020,123	3,041,302
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,134,420	1,840,981
Sinopharm Group Co., Ltd., H Shares	729,192	3,627,890
Tencent Holdings Ltd.	178,573	7,735,456
Weichai Power Co., Ltd., H Shares	1,321,984	1,401,331
		447,908,702

50
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Colombia 0.6%
Bancolombia S.A.	156,968	1,685,422
Ecopetrol S.A.	9,193,201	10,292,396
Grupo Argos S.A.	242,852	1,518,443
		13,496,261

Czech Republic 0.2%
CEZ A/S	203,527	5,181,310

Greece 0.5%
Alpha Bank AE *	1,836,845	3,381,001
Hellenic Telecommunications Organization S.A.	183,965	2,352,335
National Bank of Greece S.A. *(a)	1,141,562	3,069,254
Piraeus Bank S.A. *	927,321	2,589,450
		11,392,040

Hungary 0.4%
MOL Hungarian Oil & Gas plc	501,168	5,132,324
OTP Bank plc	106,265	3,928,248
		9,060,572

India 5.0%
Bharat Petroleum Corp., Ltd.	575,642	2,938,827
Bharti Airtel Ltd.	705,208	3,816,557
Coal India Ltd.	925,657	3,731,928
HCL Technologies Ltd.	177,537	2,619,391
Hero MotoCorp Ltd.	39,674	1,820,077
Hindalco Industries Ltd.	746,125	2,503,170
Hindustan Petroleum Corp., Ltd.	451,576	1,615,904
Housing Development Finance Corp., Ltd.	209,626	5,721,795
Indian Oil Corp., Ltd.	1,967,009	4,313,893
Infosys Ltd.	716,315	14,554,295
ITC Ltd.	655,834	2,957,558
JSW Steel Ltd.	544,305	3,041,685
NTPC Ltd.	1,204,367	2,912,165
Oil & Natural Gas Corp., Ltd.	2,632,359	6,682,381
Reliance Industries Ltd. GDR	631,579	21,852,633
State Bank of India *	1,473,868	6,433,578
Sun Pharmaceutical Industries Ltd.	235,321	2,166,043
Tata Consultancy Services Ltd.	247,318	7,247,327
Tata Motors Ltd. *	565,014	1,131,601
Tata Motors Ltd. ADR *	238,851	4,430,686
Tata Steel Ltd.	219,289	1,856,619
Vedanta Ltd.	648,893	2,083,191
Wipro Ltd.	450,663	1,914,132
		108,345,436

Indonesia 1.3%
Golden Agri-Resources Ltd.	9,110,135	1,895,105
PT Astra International Tbk	12,572,119	6,187,907
PT Bank Central Asia Tbk	1,928,110	3,246,241
PT Bank Mandiri (Persero) Tbk	6,108,080	2,861,219
PT Bank Rakyat Indonesia (Persero) Tbk	16,501,224	3,562,382
PT Perusahaan Gas Negara (Persero) Tbk	15,618,869	2,269,136
Security	Number of Shares	Value ($)
PT Telekomunikasi Indonesia (Persero) Tbk	22,740,258	5,387,882
PT United Tractors Tbk	899,652	2,101,020
		27,510,892

Malaysia 1.7%
Axiata Group Berhad	4,148,657	4,845,737
CIMB Group Holdings Berhad	1,863,623	2,761,763
Genting Berhad	1,637,900	3,435,624
Malayan Banking Berhad	2,662,500	6,452,975
Maxis Berhad	1,712,100	2,408,064
Petronas Chemicals Group Berhad	1,436,700	3,307,259
Public Bank Berhad	933,800	5,708,007
Tenaga Nasional Berhad	2,279,400	8,697,163
		37,616,592

Mexico 4.0%
Alfa S.A.B. de C.V., A Shares	3,796,198	4,989,328
America Movil S.A.B. de C.V., Series L	40,219,631	33,760,889
Cemex S.A.B. de C.V., Series CPO *	10,996,903	7,781,601
Coca-Cola Femsa S.A.B. de C.V., Series L	358,839	2,156,919
Fomento Economico Mexicano S.A.B. de C.V.	1,139,305	10,886,871
Grupo Bimbo S.A.B. de C.V., Series A	1,258,782	2,616,908
Grupo Financiero Banorte S.A.B. de C.V., O Shares	896,768	6,137,447
Grupo Mexico S.A.B. de C.V., Series B	1,823,095	5,341,376
Grupo Televisa S.A.B., Series CPO	1,295,960	4,672,654
Wal-Mart de Mexico S.A.B. de C.V.	3,107,963	8,597,064
		86,941,057

Peru 0.2%
Credicorp Ltd.	15,545	3,389,121

Philippines 0.1%
PLDT, Inc.	114,424	2,981,085

Poland 1.7%
Bank Pekao S.A.	89,543	2,842,886
Energa S.A.	498,294	1,137,271
KGHM Polska Miedz S.A. *	214,510	5,292,154
Orange Polska S.A. *	1,694,891	2,238,088
PGE S.A. *	1,329,791	3,251,809
Polski Koncern Naftowy Orlen S.A.	351,071	9,370,923
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	1,473,948	2,330,796
Powszechna Kasa Oszczednosci Bank Polski S.A.	337,795	3,873,154
Powszechny Zaklad Ubezpieczen S.A.	352,191	4,273,621
Tauron Polska Energia S.A. *	3,324,441	1,806,540
		36,417,242

Republic of Korea 18.5%
CJ CheilJedang Corp.	6,123	1,883,958
CJ Corp.	17,679	2,096,418
Daelim Industrial Co., Ltd.	31,873	2,345,056
DB Insurance Co., Ltd.	37,335	2,146,557
Doosan Heavy Industries & Construction Co., Ltd. *	128,120	1,628,620
E-MART, Inc.	18,475	3,560,066
GS Holdings Corp.	48,660	2,321,202

51
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hana Financial Group, Inc.	140,680	5,396,430
Hankook Tire Co., Ltd.	61,617	2,582,251
Hanwha Corp.	52,063	1,489,652
Hyosung Advanced Materials Corp. *	3,191	458,662
Hyosung Chemical Corp. *	1,502	255,022
Hyosung Corp.	6,497	267,899
Hyosung Heavy Industries Corp. *	7,726	410,887
Hyosung TNC Co., Ltd. *	2,038	347,860
Hyundai Engineering & Construction Co., Ltd.	90,093	4,856,111
Hyundai Glovis Co., Ltd.	21,106	2,294,234
Hyundai Heavy Industries Co., Ltd. *	43,248	4,584,525
Hyundai Marine & Fire Insurance Co., Ltd.	58,290	1,947,975
Hyundai Mobis Co., Ltd.	69,903	14,066,633
Hyundai Motor Co.	172,659	19,388,560
Hyundai Steel Co.	107,335	5,139,429
Hyundai Wia Corp.	37,355	1,431,245
Industrial Bank of Korea	202,116	2,705,411
KB Financial Group, Inc.	178,853	8,306,787
Kia Motors Corp.	546,943	15,747,674
Korea Electric Power Corp.	437,421	11,985,214
Korea Gas Corp. *	67,636	3,196,024
Korea Zinc Co., Ltd.	5,813	2,117,569
Korean Air Lines Co., Ltd.	73,567	1,853,797
KT&G Corp.	55,602	5,044,964
LG Chem Ltd.	30,839	10,139,760
LG Corp.	48,932	3,143,007
LG Display Co., Ltd.	462,164	8,822,697
LG Electronics, Inc.	142,342	9,820,658
LG Uplus Corp.	257,133	3,626,634
Lotte Chemical Corp.	11,074	3,143,677
Lotte Shopping Co., Ltd.	14,835	2,398,868
NAVER Corp.	3,436	2,321,225
POSCO	91,234	26,760,006
S-Oil Corp.	40,165	4,311,834
Samsung Electro-Mechanics Co., Ltd.	38,786	5,609,797
Samsung Electronics Co., Ltd.	2,856,188	124,315,958
Samsung Fire & Marine Insurance Co., Ltd.	19,796	4,712,698
Samsung Heavy Industries Co., Ltd. *	337,318	2,145,453
Samsung Life Insurance Co., Ltd.	35,244	2,928,689
Samsung SDI Co., Ltd.	17,759	3,765,103
Samsung SDS Co., Ltd.	11,863	2,584,357
Shinhan Financial Group Co., Ltd.	272,419	10,670,142
SK Holdings Co., Ltd.	7,151	1,689,541
SK Hynix, Inc.	212,742	15,862,719
SK Innovation Co., Ltd.	93,870	16,275,354
SK Networks Co., Ltd.	623,358	2,508,776
Woori Bank	254,158	3,721,669
		403,135,314

Russia 12.0%
Alrosa PJSC	1,261,431	1,898,877
Gazprom PJSC	39,636,717	88,243,421
Inter RAO UES PJSC	37,338,562	2,239,635
LUKOIL PJSC	938,031	65,463,537
Magnit PJSC	64,000	3,854,990
MMC Norilsk Nickel PJSC	44,526	7,417,281
Mobile TeleSystems PJSC	1,544,254	6,005,862
NOVATEK PJSC	798,343	12,836,783
Rosneft Oil Co. PJSC	1,769,871	11,448,996
Rostelecom PJSC	3,310,875	3,322,980
Sberbank of Russia PJSC	5,708,660	15,425,661
Severstal PJSC	150,388	2,425,053
Sistema PJSC	25,613,572	3,152,544
Surgutneftegas PJSC	46,081,526	19,663,079
Security	Number of Shares	Value ($)
Tatneft PJSC	1,308,632	15,215,036
VTB Bank PJSC	5,491,570,000	3,377,316
		261,991,051

South Africa 4.9%
Absa Group Ltd.	334,363	3,709,629
AngloGold Ashanti Ltd.	410,267	3,301,458
Aspen Pharmacare Holdings Ltd.	72,393	1,439,930
Barloworld Ltd.	286,643	2,445,551
Bid Corp., Ltd.	158,280	3,387,767
FirstRand Ltd.	1,376,821	6,643,887
Gold Fields Ltd.	1,133,325	2,784,725
Impala Platinum Holdings Ltd. *	1,319,076	1,611,566
Imperial Holdings Ltd.	228,087	3,209,759
MTN Group Ltd.	2,436,032	14,796,177
Naspers Ltd., N Shares	17,706	3,946,675
Nedbank Group Ltd.	136,362	2,587,213
Remgro Ltd.	135,350	1,980,745
Sanlam Ltd.	637,394	3,451,640
Sappi Ltd.	336,745	2,307,368
Sasol Ltd.	698,683	27,468,060
Shoprite Holdings Ltd.	224,254	3,122,451
Standard Bank Group Ltd.	704,610	8,961,490
Steinhoff International Holdings N.V. *	15,065,412	2,879,151
The Bidvest Group Ltd.	140,868	2,076,784
Tiger Brands Ltd.	78,254	1,529,001
Vodacom Group Ltd.	224,757	1,938,881
Woolworths Holdings Ltd.	550,679	2,037,902
		107,617,810

Taiwan 12.6%
Acer, Inc. *	4,718,470	3,948,061
Asustek Computer, Inc.	1,009,176	8,591,878
AU Optronics Corp.	17,266,371	7,476,566
Catcher Technology Co., Ltd.	264,000	3,236,074
Cathay Financial Holding Co., Ltd.	2,466,840	4,224,509
Cheng Shin Rubber Industry Co., Ltd.	1,464,000	2,235,442
China Steel Corp.	8,271,088	6,772,517
Chunghwa Telecom Co., Ltd.	2,273,764	8,032,017
Compal Electronics, Inc.	10,339,000	6,479,757
CTBC Financial Holding Co., Ltd.	5,788,809	4,070,919
Delta Electronics, Inc.	1,114,696	4,463,865
Far Eastern New Century Corp.	4,347,061	5,059,659
Far EasTone Telecommunications Co., Ltd.	907,588	2,162,964
First Financial Holding Co., Ltd.	2,836,080	1,897,491
Formosa Chemicals & Fibre Corp.	1,888,882	7,564,138
Formosa Petrochemical Corp.	888,704	3,645,668
Formosa Plastics Corp.	1,737,704	6,364,698
Foxconn Technology Co., Ltd.	802,858	2,038,838
Fubon Financial Holding Co., Ltd.	2,831,116	4,691,643
Hon Hai Precision Industry Co., Ltd.	16,315,911	42,761,870
Hotai Motor Co., Ltd.	209,200	1,811,727
HTC Corp. *	1,836,822	2,667,174
Innolux Corp.	23,832,000	8,884,141
Inventec Corp.	4,723,646	4,236,902
Largan Precision Co., Ltd.	12,500	1,914,781
Lite-On Technology Corp.	2,604,229	3,132,875
MediaTek, Inc.	720,046	5,895,867
Mega Financial Holding Co., Ltd.	4,425,548	3,717,374
Nan Ya Plastics Corp.	2,477,588	6,888,687
Pegatron Corp.	3,322,234	7,160,407
Pou Chen Corp.	2,371,000	2,613,002
Quanta Computer, Inc.	3,357,058	5,770,883
Synnex Technology International Corp.	2,200,178	2,944,077
Taiwan Cement Corp.	3,058,000	4,216,386

52
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Taiwan Mobile Co., Ltd.	703,000	2,448,999
Taiwan Semiconductor Manufacturing Co., Ltd.	5,992,352	49,944,396
Uni-President Enterprises Corp.	2,261,796	5,714,321
United Microelectronics Corp.	12,070,931	6,818,514
Walsin Lihwa Corp.	4,126,000	2,914,999
Wistron Corp.	6,095,934	4,316,671
WPG Holdings Ltd.	2,652,000	3,358,711
Yuanta Financial Holding Co., Ltd.	4,135,000	2,093,415
		275,182,883

Thailand 2.4%
Advanced Info Service PCL NVDR	634,600	3,916,566
Bangkok Bank PCL	411,000	2,611,916
Charoen Pokphand Foods PCL NVDR	2,704,500	2,127,738
CP ALL PCL NVDR	731,300	1,508,181
Kasikornbank PCL NVDR	615,000	3,964,711
Krung Thai Bank PCL NVDR	2,522,400	1,495,098
PTT Exploration & Production PCL NVDR	1,308,700	5,697,823
PTT Global Chemical PCL NVDR	1,800,100	4,496,125
PTT PCL NVDR	9,292,900	14,906,118
Thai Beverage PCL	3,043,600	1,377,345
Thai Oil PCL NVDR	934,500	2,405,488
The Siam Cement PCL NVDR	238,200	3,289,533
The Siam Commercial Bank PCL NVDR	843,000	3,811,916
		51,608,558

Turkey 0.7%
Akbank T.A.S.	1,560,645	1,357,441
BIM Birlesik Magazalar A/S	108,117	1,191,822
Eregli Demir ve Celik Fabrikalari T.A.S.	911,855	1,630,316
Haci Omer Sabanci Holding A/S	1,012,431	1,088,529
KOC Holding A/S	852,771	1,929,029
Tupras-Turkiye Petrol Rafinerileri A/S	132,252	2,356,561
Turkcell Iletisim Hizmetleri A/S	794,293	1,271,397
Turkiye Garanti Bankasi A/S	1,603,510	1,440,731
Turkiye Halk Bankasi A/S	1,092,937	1,013,346
Turkiye Is Bankasi A/S, C Shares	1,436,099	865,270
		14,144,442

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	575,133	2,653,990
Total Common Stock
(Cost $1,878,910,234)		2,030,235,481

Preferred Stock 6.5% of net assets

Brazil 4.1%
Banco Bradesco S.A.	2,005,882	13,816,881
Braskem S.A., A Shares	181,047	2,601,828
Centrais Eletricas Brasileiras S.A., B Shares *	206,808	908,528
Cia Brasileira de Distribuicao	198,491	3,934,555
Companhia Energetica de Minas Gerais	2,681,146	4,854,578
Companhia Energetica de Sao Paulo, B Shares	416,880	1,689,740
Companhia Paranaense de Energia - Copel, B Shares	296,045	1,465,100
Gerdau S.A.	1,414,006	5,504,880
Itau Unibanco Holding S.A.	2,090,132	21,443,625
Itausa - Investimentos Itau S.A.	1,076,450	2,505,559
Security	Number of Shares	Value ($)
Metalurgica Gerdau S.A.	2,197,010	4,191,281
Petroleo Brasileiro S.A.	4,647,185	21,723,935
Telefonica Brasil S.A.	457,990	4,448,620
		89,089,110

Colombia 0.1%
Bancolombia S.A.	272,194	2,958,287

Republic of Korea 1.0%
Hyundai Motor Co., Ltd.	29,327	2,062,888
Hyundai Motor Co., Ltd. 2nd	44,708	3,437,996
LG Chem Ltd.	5,192	932,848
LG Electronics, Inc.	5,042	140,414
Samsung Electronics Co., Ltd.	409,661	14,610,378
		21,184,524

Russia 1.3%
Bashneft PJSC	25,224	632,718
Sberbank of Russia PJSC	403,404	955,238
Surgutneftegas PJSC	12,646,056	7,025,820
Transneft PJSC	8,860	18,745,059
		27,358,835
Total Preferred Stock
(Cost $130,883,330)		140,590,756

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87% (b)	1,625,547	1,625,547
Total Other Investment Company
(Cost $1,625,547)		1,625,547

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/21/18	111	5,854,695	(27,627)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

53
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	October 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	October 17, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2018